SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

File No. 033-40991
File No. 811-06322

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/X/

Pre-Effective Amendment No. ______	/ /

Post-Effective Amendment No. 83	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/X/

Amendment No. 83

(Check appropriate box or boxes)

DELAWARE POOLED TRUST
(Exact Name of Registrant as Specified in Charter)

2005 Market Street, Philadelphia, Pennsylvania	19103-7094
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code:	(800) 523-1918

David F. Connor, Esq., 2005 Market Street, Philadelphia, PA 19103-7094
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:	February 27, 2015

It is proposed that this filing will become effective (check appropriate box):

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on (date) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on (date) pursuant to paragraph (a)(1)
/ /	75 days after filing pursuant to paragraph (a)(2)
/ /	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ /	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--- C O N T E N T S ---

This Post-Effective Amendment No. 83 to Registration File No. 033-40991 includes the following:

1.	Facing Page

2.	Contents Page

3.	Part A - Prospectuses (2)

4.	Part B - Statement of Additional Information

5.	Part C - Other Information

6.	Signatures

7.	Exhibits

DELAWARE POOLED® TRUST

The Core Plus Fixed Income Portfolio (the “Portfolio”)

Supplement to the Portfolio’s Prospectus and Statement of Additional Information
each dated February 27, 2015

On Nov. 19, 2014, the Board of Trustees of Delaware Pooled Trust voted to eliminate the minimum credit quality restrictions related to the Portfolio’s investment in structured products. These changes will be effective sixty (60) days after the date of this Supplement (the “Effective Date”).

Until the Effective Date, the following information replaces the section entitled, “Additional Investment Information – Asset-Backed Securities (ABS)” in the Portfolio’s prospectus:

Asset-Backed Securities (ABS): Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.

How the Portfolios use them: The Core Plus Fixed Income Portfolios may invest in ABS rated in one of the four highest rating categories by an NRSRO.

Until the Effective Date, the following information replaces the first paragraph in section entitled, “Investment Strategies and Risks – Asset-Backed Securities” in the Portfolio’s statement of additional information:

Asset-Backed Securities
The Core Plus Fixed Income Portfolio may invest a portion of its assets in asset-backed securities. All such securities must be rated in one of the four highest rating categories by a reputable credit rating agency (for example, BBB by Standard & Poor’s Financial Services LLC, a division of The McGraw-Hill Companies, Inc. (“S&P”), or Baa by Moody’s Investors Service, Inc. (“Moody’s”)). Such receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity, which are collateralized by the various receivables and in which the payments on the underlying receivables provide the income stream to pay the debt service on the debt obligations issued.

Until the Effective Date, the following information replaces the last two paragraphs in the section entitled, “Investment Strategies and Risks – Mortgage-Backed Securities” in the Portfolio’s statement of additional information:

Mortgage-Backed Securities
CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Each of the Portfolios may invest in such private-backed securities, but the Portfolios will do so only if: (i) the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and (ii) currently, they are rated at the time of purchase in the two highest grades by an NRSRO.

The Core Plus Fixed Income Portfolio may invest up to 20% of its total assets in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and nonagency mortgage-backed securities. Investments in these securities may be made only if the securities: (i) are rated at the time of purchase in the four top rating categories by an NRSRO (for example, BBB or better by S&P or Baa or better by Moody’s) and (ii) represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate. Nonagency mortgage-backed securities are subject to the interest rate and prepayment risks, described above, to which other CMOs and REMICs issued by private issuers are subject. Nonagency mortgage-backed securities may also be subject to a greater risk of loss of interest and principal because they are not collateralized by securities issued or guaranteed by the U.S. government. In addition, timely information concerning the loans underlying these securities may not be as readily available and the market for these securities may be less liquid than other CMOs and REMICs.

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 27, 2015.

DELAWARE POOLED® TRUST

F E B R U A R Y 2 7, 2 0 1 5

U.S. EQUITIES	Nasdaq ticker symbols
The Large-Cap Growth Equity Portfolio	DPLGX
The Large-Cap Value Equity Portfolio	DPDEX
The Focus Smid-Cap Growth Equity Portfolio	DCGTX
The Select 20 Portfolio	DPCEX

INTERNATIONAL EQUITIES
The International Equity Portfolio	DPIEX
The Labor Select International Equity Portfolio	DELPX
The Emerging Markets Portfolio	DPEMX
The Emerging Markets Portfolio II	DPEGX

U.S. FIXED INCOME
The High-Yield Bond Portfolio	DPHYX
The Core Plus Fixed Income Portfolio	DCPFX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Delaware Pooled® Trust

Prospectus February 28, 2015

This Prospectus offers 10 Portfolios. Each Portfolio provides a no-load investment alternative for institutional clients and high net worth individuals. Delaware Pooled Trust (Trust) is designed to meet the investment needs of discerning institutional investors and high net worth individuals who desire experienced investment management and place a premium on personal service.

EQUITY ORIENTED
The Large-Cap Growth Equity Portfolio
The Large-Cap Value Equity Portfolio
The Focus Smid-Cap Growth Equity Portfolio
The Select 20 Portfolio
The International Equity Portfolio
The Labor Select International Equity Portfolio
The Emerging Markets Portfolio
The Emerging Markets Portfolio II

FIXED INCOME ORIENTED
The High-Yield Bond Portfolio
The Core Plus Fixed Income Portfolio

Portfolio summary:	The Large-Cap Growth
Equity Portfolio

What is the Portfolio’s investment objective?

The Large-Cap Growth Equity Portfolio seeks capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.55%
	Distribution and service (12b-1) fees	none
	Other expenses	0.09%
	Total annual portfolio operating expenses	0.64%
	Fee waivers and expense reimbursements	—%	[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.64%

Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	$65
	3 years	$205
	5 years	$357
	10 years	$798

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.65% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio invests primarily in common stocks of growth-oriented companies that the portfolio managers believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. For purposes of the Portfolio, the portfolio managers will generally consider large-capitalization companies to be those that, at the time of purchase, have total market capitalizations within the range of market capitalizations of companies in the Russell 1000® Growth Index. While the market capitalization of companies in the Russell 1000 Growth Index ranged from approximately $274.6 million to approximately $647.5 billion as of Dec. 31, 2014, the Portfolio will normally invest in common stocks of companies with market capitalizations of at least $3 billion at the time of purchase.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in our opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the portfolio managers insight into the outlook

1

What are the Portfolio’s principal investment strategies? (continued)

for a company, helping the portfolio managers identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

Although the Portfolio tends to hold a relatively focused portfolio of between 25 and 40 stocks, it maintains a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the portfolio if it were to experience a period of slow or declining earnings growth.

Because the Portfolio’s objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration.

The Portfolio may also invest in other securities, including preferred stock, real estate investment trusts (REITs), warrants, equity and debt securities that are convertible into stocks, debt securities of government and corporate issuers and investment company securities, futures, and options. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Futures and options risk

The possibility that a portfolio may experience a loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the manager anticipated. Futures and options also involve additional expenses, which could reduce any benefit or increase any loss that a portfolio gains from using the strategy.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

2

How has The Large-Cap Growth Equity Portfolio performed?
Year-by-year total return (The Large-Cap Growth Equity Portfolio)
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year, 5-year, and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Large-Cap Growth Equity Portfolio’s highest quarterly return was 16.08% for the quarter ended March 31, 2012 and its lowest quarterly return was -22.25% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The Large-Cap Growth Equity Portfolio	1 year	5 years	Lifetime (11/1/05-12/31/14)
Return before taxes	12.76%	16.91%	8.64%
Return after taxes on distributions	10.40%	16.36%	8.33%
Return after taxes on distributions and sale of Portfolio shares	9.18%	13.72%	7.04%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	13.05%	15.81%	8.69%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Title with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	November 2005
Christopher M. Ericksen, CFA	Portfolio Manager, Equity Analyst	November 2005
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst	November 2005
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	November 2005

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

3

Portfolio summary:	The Large-Cap Value
Equity Portfolio

What is the Portfolio’s investment objective?

The Large-Cap Value Equity Portfolio seeks long-term capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.55%
	Distribution and service (12b-1) fees	none
	Other expenses	0.13%
	Total annual portfolio operating expenses	0.68%
	Fee waivers and expense reimbursements	—%	[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.68%

Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	$69
	3 years	$218
	5 years	$379
	10 years	$847

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 19% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio invests primarily in securities of large-capitalization companies that the Manager believes have long-term capital appreciation potential. The Portfolio currently defines large-capitalization stocks as those with market capitalizations of $5 billion or greater at the time of purchase. The Manager follows a value-oriented investment philosophy in selecting stocks for the Portfolio using a research-intensive approach that considers factors such as: security prices that reflect a market valuation that is judged to be below the estimated present or future value of the company; favorable earning prospects and dividend yield; the financial condition of the issuer; and various qualitative factors. Typically, the Manager seeks to select securities that it believes are undervalued in relation to their intrinsic value as indicated by multiple factors, including the earnings and cash-flow potential or the asset value of the respective issuers. The Manager also considers a company’s plans for future operations on a selective basis.

Under normal circumstances, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in equity securities of large-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio. In considering whether to sell a security, the Manager may evaluate, among other things, the factors listed above, the condition of the U.S. economy, the condition of non-U.S. economies, and changes in the condition and outlook in the issuer’s industry sector.

4

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Large-Cap Value Equity Portfolio performed?

Year-by-year total return (The Large-Cap Value Equity Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Large-Cap Value Equity Portfolio’s highest quarterly return was 14.29% for the quarter ended Dec. 31, 2011 and its lowest quarterly return was -13.21% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The Large-Cap Value Equity Portfolio	1 year	5 years	10 years
Return before taxes	14.23%	17.49%	8.31%
Return after taxes on distributions	13.10%	16.90%	7.71%
Return after taxes on distributions and sale of Portfolio shares	8.98%	14.21%	6.77%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	13.45%	15.42%	7.30%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

5

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Kristen E. Bartholdson	Vice President, Senior Portfolio Manager	December 2008
Nikhil G. Lalvani, CFA	Vice President, Senior Portfolio Manager	October 2006
Anthony A. Lombardi, CFA	Vice President, Senior Portfolio Manager	April 2006
D. Tysen Nutt Jr.	Senior Vice President, Senior Portfolio Manager, Team Leader	April 2006
Robert A. Vogel Jr., CFA	Vice President, Senior Portfolio Manager	April 2006

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

6

Portfolio summary:	The Focus Smid-Cap Growth Equity Portfolio

What is the Portfolio’s investment objective?

The Focus Smid-Cap Growth Equity Portfolio seeks long-term capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.75%
	Distribution and service (12b-1) fees	none
	Other expenses	0.16%
	Total annual portfolio operating expenses	0.91%
	Fee waivers and expense reimbursements	—%	[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.91%

Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	$93
	3 years	$290
	5 years	$504
	10 years	$1,120

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.92% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. The waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 40% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio invests primarily in common stocks of growth-oriented companies that its portfolio managers believe have long-term capital appreciation potential and expect to grow faster than the U.S. economy. Under normal circumstances, the Portfolio invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities of small- and mid-capitalization companies (80% policy). The Portfolio’s 80% policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. For purposes of this Portfolio, small-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell 2000® Growth Index, and mid-market capitalization companies are those companies whose market capitalization is similar to the market capitalization of companies in the Russell Midcap® Growth Index. The two indices listed above are for purposes of determining range and not for targeting portfolio management. As of Dec. 31, 2014, the Russell 2000 Growth Index had a market capitalization range between $30.6 million and $7.3 billion, and the Russell Midcap Growth Index had a market capitalization range between $274.6 million and $33.6 billion. The market capitalization range for the indices listed above will change on a periodic basis. A company’s market capitalization may vary.

7

What are the Portfolio’s principal investment strategies? (continued)

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and mid-capitalization companies (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

Using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers’ opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company’s operational efficiencies, management’s plans for capital allocation, and the company’s shareholder orientation. All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

The Portfolio generally holds 25 to 30 stocks, although from time to time the Portfolio may hold fewer or more names depending on our assessment of the investment opportunities available. In addition, the portfolio managers maintain a diversified portfolio representing a number of different industries. Such an approach helps to minimize the impact that any one security or industry could have on the Portfolio if the security or industry were to experience a period of slow or declining growth.

Because the Portfolio’s objective is capital appreciation, the amount of dividend income that a stock provides is only an incidental consideration.

The Portfolio may engage in options and futures transactions. In addition, the Portfolio may invest up to 20% of its assets in foreign securities, which may include global depositary receipts (GDRs) and, without limitation, in sponsored and unsponsored American depositary receipts (ADRs) that are actively traded in the United States. The Portfolio may invest up to 10% of its net assets in emerging market securities.

The Portfolio may invest in real estate investment trusts (REITs).

In unusual market conditions, in order to meet redemption requests, for temporary defensive purposes and pending investment, the Portfolio may hold a substantial portion of its assets in cash or short-term, debt obligations.

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the fund’s value and total return because the fund may hold larger positions in fewer securities than other funds.

Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.

8

What are the principal risks of investing in the Portfolio? (continued)

Risk	Definition
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Counterparty risk

The risk that a counterparty to a derivatives contract (such as a futures or options contract) or a repurchase agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization).

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Focus Smid-Cap Growth Equity Portfolio performed?

Year-by-year total return (The Focus Smid-Cap Growth Equity Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Focus Smid-Cap Growth Equity Portfolio’s highest quarterly return was 27.04% for the quarter ended June 30, 2009 and its lowest quarterly return was -24.94% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The Focus Smid-Cap Growth Equity Portfolio	1 year		5 years	10 years
Return before taxes	2.86%		19.60%	10.93%
Return after taxes on distributions	(3.64%	)	17.97%	9.86%
Return after taxes on distributions and sale of Portfolio shares	4.93%		15.74%	8.80%
Russell 2500™ Growth Index (reflects no deduction for fees, expenses, or taxes)	7.05%		17.27%	9.37%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

9

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Title with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	December 2005
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst	December 2005

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

10

Portfolio summary:	The Select 20 Portfolio

What is the Portfolio’s investment objective?

The Select 20 Portfolio seeks long-term capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.75%
	Distribution and service (12b-1) fees	none
	Other expenses	0.12%
	Total annual portfolio operating expenses	0.87%
	Less fee waivers and expense reimbursements[1]	—%	[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.87%

Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	$89
	3 years	$278
	5 years	$482
	10 years	$1,073

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.89% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio seeks to achieve its objective by investing in a portfolio of 20 securities. The Portfolio will invest in no fewer than 15 and no more than 25 equity securities. The Portfolio is considered “nondiversified” as defined in the Investment Company Act of 1940, as amended (1940 Act), which means that it may invest in a smaller number of issuers than a diversified mutual fund.

The portfolio managers invest primarily in common stocks of companies that they believe have long-term capital appreciation potential and are expected to grow faster than the U.S. economy. The portfolio managers consider companies of any size or market capitalization. Using a bottom-up approach, the portfolio managers seek to select securities of companies that have large market opportunities. Companies that have large market opportunities are those that, in the portfolio managers’ opinion, may have a large demand or market for their goods or services. The portfolio managers also consider a company’s operational efficiencies, management plans for capital allocation, and the company’s shareholder orientation.

The portfolio managers research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that they think are the best investments for the Portfolio. Specifically, the portfolio managers look for structural changes in the economy, industry, or product cycle changes, or changes in management, targeting those companies that can best capitalize on such changes. The following is a description of how the portfolio managers pursue the Portfolio’s investment goals.

11

What are the Portfolio’s principal investment strategies? (continued)

The portfolio managers strive to identify companies that offer the potential for long-term price appreciation because they are likely to experience sustainable free cash-flow growth. Using a bottom-up approach, the portfolio managers look for companies that they believe:

●	have attractive end-market potential or dominance of a profitable niche market, dominant business models, and strong cash-flow generation;
●	demonstrate operational and scale efficiencies;
●	have demonstrated expertise for capital allocation; or
●	have clear shareholder-oriented governance and compensation policies.

All of these factors give the portfolio managers insight into the outlook for a company, helping the portfolio managers to identify companies poised for sustainable free cash-flow growth. The portfolio managers believe that sustainable free cash-flow growth, if it occurs, may result in price appreciation for the company’s stock.

The portfolio managers maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries and a mix of small-, medium-, and large-size companies.

The portfolio managers may invest up to 20% of the Portfolio’s net assets in securities of foreign issuers, including issuers located in emerging markets.

The portfolio managers may invest in real estate investment trusts (REITs).

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Limited number of stocks risk

The possibility that a single security’s increase or decrease in value may have a greater impact on the portfolio’s value and total return because the portfolio may hold larger positions in fewer securities than other portfolios.

Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Nondiversification risk

A nondiversified portfolio has the flexibility to invest as much as 50% of its assets in as few as two issuers with no single issuer accounting for more than 25% of the portfolio. The remaining 50% of the portfolio must be diversified so that no more than 5% of its assets are invested in the securities of a single issuer. Because a nondiversified portfolio may invest its assets in fewer issuers, the value of portfolio shares may increase or decrease more rapidly than if it were fully diversified.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

12

What are the principal risks of investing in the Portfolio? (continued)

Risk	Definition
Real estate industry risk

This risk includes, among others, possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Select 20 Portfolio performed?

Year-by-year total return (The Select 20 Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

On Feb. 28, 2008, the Portfolio changed its investment strategy to limit its investments to no less than 15 securities and no more than 25 securities. The performance prior to Feb. 28, 2008 is that of the Portfolio’s predecessor, The All-Cap Growth Equity Portfolio.

During the periods illustrated in this bar chart, The Select 20 Portfolio’s highest quarterly return was 18.57% for the quarter ended June 30, 2009 and its lowest quarterly return was -21.91% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The Select 20 Portfolio	1 year	5 years	10 years
Return before taxes	13.94%	16.70%	8.13%
Return after taxes on distributions	6.37%	14.96%	7.32%
Return after taxes on distributions and sale of Portfolio shares	13.55%	13.48%	6.61%
Russell 3000® Growth Index (reflects no deduction for fees, expenses, or taxes)	12.44%	15.89%	8.50%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

13

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Jackson Square Partners, LLC (JSP)

Portfolio managers	Title with JSP	Start date on the Portfolio
Christopher J. Bonavico, CFA	Portfolio Manager, Equity Analyst	September 2005
Kenneth F. Broad, CFA	Portfolio Manager, Equity Analyst	September 2005
Daniel J. Prislin, CFA	Portfolio Manager, Equity Analyst	September 2005
Jeffrey S. Van Harte, CFA	Chairman, Chief Investment Officer	September 2005

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

14

Portfolio summary:	The International Equity Portfolio

This Portfolio is presently closed to new investors.

What is the Portfolio’s investment objective?

The International Equity Portfolio seeks maximum long-term total return.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.75%
	Distribution and service (12b-1) fees	none
	Other expenses	0.11%
	Total annual portfolio operating expenses	0.86%
Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and assumes that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 year	$88
	3 years	$274
	5 years	$477
	10 years	$1,061

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 21% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio invests primarily in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside the U.S., and that, in the opinion of the Portfolio’s portfolio managers are undervalued at the time of purchase based on its fundamental analysis. Investments will be made mainly in marketable securities of companies located in developed countries.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

Equity securities include, but are not to be limited to, common stocks, securities convertible into common stock, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred securities. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currencies, including the euro), or may invest in short-term debt securities or other money market instruments. Except when the portfolio managers believe a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

The portfolio managers’ approach in selecting investments for the Portfolio is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the portfolio managers consider movement in the price of individual securities, and the impact of currency adjustment on a U.S.-domiciled, dollar-based investor. The portfolio managers also conduct research on a global basis in an effort to identify securities that have the potential for long-term total return. The center of the research effort is a value-oriented dividend discount methodology applied to individual securities and market analysis that isolates value across country boundaries. This approach focuses on future anticipated dividends and discounts

15

What are the Portfolio’s principal investment strategies? (continued)

the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made. The portfolio managers’ approach is long-term in orientation, and it is expected that the annual turnover rate of the Portfolio will not exceed 75% under normal circumstances.

In an international portfolio, currency returns can be an integral component of an investment’s total return. The portfolio managers will use a purchasing power parity approach to assess the value of individual currencies. Purchasing power parity attempts to identify the amount of goods and services that a dollar will buy in the U.S. and compares that to the amount of a foreign currency required to buy the same amount of goods and services in another country. Eventually, currencies should trade at levels that would make it possible for the dollar to buy the same amount of goods and services overseas as in the United States. When the dollar buys less, the foreign currency may be overvalued. When the dollar buys more, the foreign currency may be undervalued. Securities available in an undervalued currency may offer greater return potential and may be an attractive investment.

Currency considerations carry a special risk for a portfolio of international securities, and the portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The Portfolio may make limited use (not more than 15% of its assets) of foreign fixed income securities when, in the portfolio managers’ opinion, attractive opportunities exist relative to those available through equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro, and may include obligations of foreign governments, foreign government agencies, supranational organizations or corporations, and other private entities. Such governmental fixed income securities will be, at the time of purchase, of the highest quality (for example, AAA by S&P or Aaa by Moody’s) or of comparable quality. Corporate fixed income securities will be, at the time of purchase, rated in one of the top two rating categories (for example, AAA and AA by S&P or Aaa and Aa by Moody’s) or of comparable quality.

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.

16

What are the principal risks of investing in the Portfolio? (continued)

Risk	Definition
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The International Equity Portfolio performed?

Year-by-year total return (The International Equity Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The International Equity Portfolio’s highest quarterly return was 20.51% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended March 31, 2009.

Average annual total returns for periods ended December 31, 2014
The International Equity Portfolio	1 year		5 years	10 years
Return before taxes	(2.83%	)	5.11%	4.87%
Return after taxes on distributions	(3.75%	)	4.37%	3.56%
Return after taxes on distributions and sale of Portfolio shares	(0.59%	)	4.10%	4.11%
MSCI EAFE Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(4.48%	)	5.81%	4.91%
MSCI EAFE Index (net returns) (reflects no deduction for fees or expenses)	(4.90%	)	5.33%	4.43%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

17

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Mondrian Investment Partners Ltd. (Mondrian)

Portfolio managers	Title with Mondrian	Start date on the Portfolio
Elizabeth A. Desmond	Director/Chief Investment Officer, International Equities	October 1999
Melissa J.A. Platt, CFA	Portfolio Manager	February 2012
Nigel Bliss	Senior Portfolio Manager	November 2014
Andrew R. Porter, CFA	Senior Portfolio Manager	November 2014

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

18

Portfolio summary:	The Labor Select International Equity Portfolio

What is the Portfolio’s investment objective?

The Labor Select International Equity Portfolio seeks maximum long-term total return.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.75%
	Distribution and service (12b-1) fees	none
	Other expenses	0.11%
	Total annual portfolio operating expenses	0.86%
Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 year	$88
	3 years	$274
	5 years	$477
	10 years	$1,061

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 23% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio will primarily invest in equity securities of companies that are organized, have a majority of their assets, or derive most of their operating income outside of the U.S., and which, in the opinion of the Portfolio’s portfolio managers, are undervalued at the time of purchase based on the rigorous fundamental analysis that the portfolio managers employ. In addition to following these quantitative guidelines, the Sub-advisor will select securities of issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

In selecting portfolio securities, the portfolio managers emphasize strong performance in falling markets relative to other mutual funds focusing on international equity investments. Equity securities include, but are not limited to, common stocks, securities convertible into common stocks, securities having common stock characteristics, such as rights and warrants to purchase common stocks, and preferred shares. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection. Additionally, the Portfolio may, from time to time, hold its assets in cash (which may be U.S. dollars or foreign currency, including the euro) or may invest in short-term debt securities or other money market instruments. Except when a temporary defensive approach is appropriate, the Portfolio generally will not hold more than 5% of its assets in cash or such short-term instruments.

19

What are the Portfolio’s principal investment strategies? (continued)

From time to time, the Portfolio may invest up to 30% of its net assets in securities of issuers in the commercial banking industry; to the extent the Portfolio invests 30% of its net assets in such securities, it may be slightly more sensitive to movement in the commercial banking industry.

The Portfolio may make limited use (not more than 15% of its assets) of foreign fixed income securities when, in the portfolio managers’ opinion, attractive opportunities exist relative to those available through equity securities or the short-term investments described above. The foreign fixed income securities in which the Portfolio may invest may be U.S. dollar or foreign currency denominated, including the euro, and may include obligations of foreign governments, foreign government agencies, supranational organizations or corporations, and other private entities. Such governmental fixed income securities will be, at the time of purchase, of the highest quality (for example, AAA by S&P or Aaa by Moody’s) or of comparable quality. Corporate fixed income securities will be, at the time of purchase, rated in one of the top two rating categories (for example, AAA and AA by S&P or Aaa and Aa by Moody’s) or of comparable quality.

The portfolio managers’ approach in selecting investments for the Portfolio is primarily quantitatively oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, the portfolio managers identify those stocks that they believe will provide the highest total return over a market cycle, taking into consideration the movement in the price of the individual security, the impact of currency adjustment on a U.S.-domiciled, dollar-based investor, and the investment guidelines described below. The portfolio managers conduct extensive fundamental research on a global basis, and it is through this research effort that securities with the potential for maximum long-term total return are identified. The center of the fundamental research effort is a value-oriented dividend discount methodology applied to individual securities and market analysis that isolates value across country boundaries. The portfolio managers’ approach focuses on future anticipated dividends and discounts the value of those dividends back to what they would be worth if they were being paid today. Comparisons of the values of different possible investments are then made.

Supplementing the portfolio managers’ quantitative approach to stock selection, the portfolio managers also attempt to follow certain qualitative investment guidelines that seek to identify issuers that present certain characteristics that are compatible or operate in accordance with certain investment policies or restrictions followed by organized labor. These qualitative investment guidelines include country screens, as well as additional issuer-specific criteria. The country screens require that the securities are of companies domiciled in those countries that are included in the MSCI EAFE (Europe, Australasia, and Far East) Index and Canada, as long as the country does not appear on any list of prohibited or boycotted nations of the AFL-CIO or certain other labor organizations. Nations that are currently in this Index include, among others, Japan, the United Kingdom, Germany, France, and the Netherlands. In addition, the Portfolio will tend to favor investments in issuers located in those countries that the portfolio managers perceive as enjoying favorable relations with the U.S. Pursuant to the Portfolio’s issuer-specific criteria, the Portfolio will: (1) invest only in companies that are publicly traded; (2) focus on companies that show, in the portfolio managers’ opinion, evidence of pursuing fair labor practices; (3) focus on companies that have not been subject to penalties or tariffs imposed by applicable U.S. government agencies for unfair trade practices within the previous two years; and (4) not invest in initial public offerings. Evidence of pursuing fair labor practices would include whether a company has demonstrated patterns of noncompliance with applicable labor or health and safety laws. The qualitative labor sensitivity factors that the portfolio managers will utilize in selecting securities will vary over time, and will be solely in the portfolio managers’ discretion.

The portfolio managers do not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the portfolio managers may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective. It is anticipated that the annual turnover rate of the Portfolio, under normal circumstances, will generally not exceed 100%.

Currency considerations carry a special risk for a portfolio of international securities, and the portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry out hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

20

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The Labor Select International Equity Portfolio performed?

Year-by-year total return (The Labor Select International Equity Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Labor Select International Equity Portfolio’s highest quarterly return was 21.23% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.66% for the quarter ended March 31, 2009.

21

How has The Labor Select International Equity Portfolio performed? (continued)

Average annual total returns for periods ended December 31, 2014
The Labor Select International Equity Portfolio	1 year	5 years	10 years
Return before taxes	(3.55%)	4.55%	4.56%
Return after taxes on distributions	(4.69%)	3.77%	3.49%
Return after taxes on distributions and sale of Portfolio shares	(0.81%)	3.63%	3.94%
MSCI EAFE Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(4.48%)	5.81%	4.91%
MSCI EAFE Index (net returns) (reflects no deduction for fees or expenses)	(4.90%)	5.33%	4.43%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Mondrian Investment Partners Ltd. (Mondrian)

Portfolio managers	Title with Mondrian	Start date on the Portfolio
Nigel Bliss	Senior Portfolio Manager	October 2002
Melissa J.A. Platt, CFA	Portfolio Manager	February 2012
Elizabeth A. Desmond	Director/Chief Investment Officer, International Equities	November 2014
Andrew R. Porter, CFA	Senior Portfolio Manager	November 2014

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

22

Portfolio summary:	The Emerging Markets Portfolio

This Portfolio is presently closed to new investors.

What is the Portfolio’s investment objective?

The Emerging Markets Portfolio seeks long-term capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder fees (fees paid directly from your investment)	Maximum sales charge (load) imposed on purchases as a percentage of offering price		None
	Maximum contingent deferred sales charge (load) as a percentage of original purchase price or redemption price, whichever is lower		None
	Purchase reimbursement fees[1]		0.55%
	Redemption reimbursement fees[1]		0.55%
Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees		1.00%
	Distribution and service (12b-1) fees		none
	Other expenses		0.16%
	Total annual portfolio operating expenses		1.16%
Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:		If Not Redeemed	If Redeemed
	1 year	$173	$229
	3 years	$421	$483
	5 years	$690	$756
	10 years	$1,456	$1,536

1 The purchase reimbursement fees and redemption reimbursement fees are paid to the Portfolio. These fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions, and to limit the extent to which the Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. In lieu of the reimbursement fees, investors in The Emerging Markets Portfolio may be permitted to utilize alternative purchase and redemption methods designed to accomplish the same economic effect as the reimbursement fees.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 30% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Emerging Markets Portfolio is an international fund. The Portfolio generally invests in equity securities of companies organized in, having a majority of their assets in, or deriving a majority of their operating income from, emerging countries. Equity securities include, but are not limited to, common stocks, preferred stocks, convertible securities, certain nontraditional equity securities, and warrants. To the extent that this Portfolio invests in convertible debt securities, those securities will be purchased on the basis of their equity characteristics, and ratings of those securities, if any, will not be an important factor in their selection.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments of emerging market issuers (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change. Under normal circumstances, the Portfolio will invest at least 40% of its total assets in securities of non-U.S. issuers. This policy is in addition to the 80% Policy.

23

What are the Portfolio’s principal investment strategies? (continued)

The Portfolio considers an “emerging country” to be any country that is generally recognized to be an emerging or developing country by the international financial community, including the World Bank and the International Finance Corporation, as well as countries that are classified by the United Nations as developing. In addition, any country that is included in the International Finance Corporation Free Index or MSCI Emerging Markets Index will be considered to be an “emerging country.” There are more than 130 countries that are generally considered to be emerging or developing countries by the international financial community, approximately 40 of which currently have stock markets. Almost every nation in the world is included within this group of developing or emerging countries except the U.S., Canada, Japan, Australia, New Zealand, and nations located in Western Europe.

The Portfolio will focus its investments in those emerging countries where the Portfolio’s portfolio managers consider the economies to be developing strongly and where the markets are becoming more sophisticated. Currently, investing in many other emerging countries is not feasible, or may, in the portfolio managers’ opinion, involve unacceptable political risks. The portfolio managers believe that investment opportunities may result from an evolving long-term international trend favoring more market-oriented economies, a trend that may particularly benefit certain countries having developing markets. This trend may be facilitated by local or international political, economic, or financial developments that could benefit the capital markets in such countries.

In considering possible emerging countries in which the Portfolio may invest, the portfolio managers will place particular emphasis on factors such as economic conditions (including growth trends, inflation rates, and trade balances), regulatory and currency controls, accounting standards, and political and social conditions. The portfolio managers currently anticipate that the countries in which the Portfolio may invest will include, among others, Argentina, Brazil, Chile, China, Colombia, Croatia, the Czech Republic, Egypt, Estonia, Ghana, Greece, Hong Kong, Hungary, India, Indonesia, Jordan, Kazakhstan, Kenya, Malaysia, Mexico, Morocco, North Korea, Pakistan, Panama, Peru, the Philippines, Poland, Qatar, Romania, Russia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Ukraine, United Arab Emirates, Venezuela, Vietnam, and Zimbabwe. As markets in other emerging countries develop, the portfolio managers expect to expand and further diversify the countries in which the Portfolio invests.

Although this is not an exclusive list, the portfolio managers consider an emerging country equity security to be one that is issued by a company that exhibits one or more of the following characteristics: (1) its principal securities trading market is in an emerging country, as defined above; (2) while traded in any market, alone or on a consolidated basis, the company derives 50% or more of its annual revenues from either goods produced, sales made or services performed in emerging countries; or (3) it is organized under the laws of, and has a principal office in, an emerging country. The portfolio managers will determine eligibility based on publicly available information and inquiries made of the companies.

Up to 35% of the Portfolio’s net assets may be invested in debt securities issued by emerging country companies, and foreign governments, their agencies, instrumentalities, or political subdivisions, all of which may be high yield, high-risk fixed income securities that are below investment grade and are rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO. The Portfolio may also invest in zero-coupon bonds. The Portfolio may invest in securities issued in any currency and may hold foreign currency. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, including the euro. For temporary defensive purposes, the Portfolio may invest all or a substantial portion of its assets in high-quality debt instruments.

Currency considerations carry a special risk for a portfolio of international securities. The portfolio managers use a purchasing power parity approach to evaluate currency risk. In this regard, the Portfolio may actively carry on hedging activities, and may invest in forward foreign currency exchange contracts to hedge currency risks associated with the purchase of individual securities denominated in a particular currency.

24

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected payments on the bonds.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

25

How has The Emerging Markets Portfolio performed?

Year-by-year total return (The Emerging Markets Portfolio)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Emerging Markets Portfolio’s highest quarterly return was 32.73% for the quarter ended June 30, 2009 and its lowest quarterly return was -25.15% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The Emerging Markets Portfolio	1 year	5 years	10 years
Return before taxes	(0.86%)	2.98%	8.36%
Return after taxes on distributions	(2.56%)	1.96%	6.20%
Return after taxes on distributions and sale of Portfolio shares	1.08%	2.71%	7.15%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(1.82%)	2.11%	8.78%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(2.19%)	1.78%	8.43%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Sub-advisor

Mondrian Investment Partners Ltd. (Mondrian)

Portfolio managers	Title with Mondrian	Start date on the Portfolio
Ginny Chong, CFA	Senior Portfolio Manager	February 2012
Gregory J.P. Halton, CFA	Senior Portfolio Manager	July 2013
Andrew Miller	Chief Investment Officer — Emerging Market Equities	February 2012

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

26

Portfolio summary:	The Emerging Markets Portfolio II

What is the Portfolio’s investment objective?

The Emerging Markets Portfolio II seeks long-term capital appreciation.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	1.00%
	Distribution and service (12b-1) fees	none
	Other expenses	0.32%
	Total annual portfolio operating expenses	1.32%
	Fee waivers and expense reimbursements	(0.12%	)[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	1.20%
Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 year	$122
	3 years	$406
	5 years	$712
	10 years	$1,580

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio invests primarily in a broad range of equity securities of companies located in emerging market countries. Emerging market countries include those currently considered to be developing by the World Bank, the United Nations or the countries’ governments. These countries typically are located in the Asia-Pacific region, Eastern Europe, the Middle East, Central America, and South America, and Africa. Under normal market conditions, at least 80% of the Portfolio’s net assets, plus any borrowings for investment purposes, will be invested in emerging market issuers (80% policy). The Portfolio’s 80% policy can be changed without shareholder approval. However, shareholders would be given at least 60 days’ notice prior to any such change. The Portfolio may invest in companies of any size and may invest 25% of its assets in the securities of issuers located in the same country.

Although the Portfolio invests primarily in companies from countries considered to be emerging, the Portfolio will also invest in companies that are not in emerging countries: (1) if the portfolio manager believes that the performance of a company or its industry will be influenced by opportunities in the emerging markets; (2) to maintain exposure to industry segments where the portfolio manager believes there are not satisfactory investment opportunities in emerging countries; and (3) if the portfolio manager believes there is the potential for significant benefit to the Portfolio.

27

What are the Portfolio’s principal investment strategies? (continued)

The Manager believes that although market price and intrinsic business value are positively correlated in the long run, short-term divergences can emerge. The Portfolio seeks to take advantage of these divergences through a fundamental, bottom-up approach. The Portfolio invests in securities of companies with sustainable franchises when they are trading at a discount to the Manager’s intrinsic value estimate for that security.

The Manager defines sustainable franchises as those companies with potential to earn excess returns above their cost of capital over the long run. Sustainability analysis involves identification of a company’s source of competitive advantage and the ability of its management to maximize its return potential. The Manager prefers companies with large market opportunities in which to deploy capital, providing opportunities to grow faster than the overall economy.

Intrinsic value assessment is quantitatively determined through a variety of valuation methods including discounted cash flow, replacement cost, private market transaction, and multiples analysis.

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Foreign government/ supranational securities risk	The risk that a foreign government or government related issuer may be unable to make timely payments on its external debt obligations.
Company size risk	The risk that investments in small- and/or medium-sized companies may be more volatile than those of larger companies because of limited financial resources or dependence on narrow product lines.
Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

28

How has The Emerging Markets Portfolio II performed?

Year-by-year total return (The Emerging Markets Portfolio II)

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-year and lifetime periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the period illustrated in this bar chart, The Emerging Markets Portfolio II’s highest quarterly return was 12.68% for the quarter ended Sept. 30, 2013 and its lowest quarterly return was -24.40% for the quarter ended Sept. 30, 2011.

Average annual total returns for periods ended December 31, 2014
The Emerging Markets Portfolio II	1 year	Lifetime (6/23/10-12/31/14)
Return before taxes	(6.71%)	2.75%
Return after taxes on distributions	(7.73%)	2.04%
Return after taxes on distributions and sale of Portfolio shares	(2.97%)	2.07%
MSCI Emerging Markets Index (gross returns) (reflects no deduction for fees, expenses, or taxes)	(1.82%)	6.21%
MSCI Emerging Markets Index (net returns) (reflects no deduction for fees or expenses)	(2.19%)	5.95%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio manager	Title with Delaware Management Company	Start date on the Portfolio
Liu-Er Chen, CFA	Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare	June 2010

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

29

Portfolio summary:	The High-Yield Bond Portfolio

What is the Portfolio’s investment objective?

The High-Yield Bond Portfolio seeks high total return.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.45%
	Distribution and service (12b-1) fees	none
	Other expenses	0.12%
	Total annual portfolio operating expenses	0.57%
	Fee waivers and expense reimbursements	—%	[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.57%
Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:	1 year	$58
	3 years	$183
	5 years	$318
	10 years	$714

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 101% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio will primarily invest its assets at the time of purchase in: (1) below investment grade corporate bonds rated BB or lower by S&P or similarly rated by another NRSRO; (2) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; or (3) commercial paper of companies rated A-1 or A-2 by S&P or rated P-1 or P-2 by Moody’s or that may be unrated but considered to be of comparable quality. Of these categories of securities, the Manager anticipates investing primarily in corporate bonds. The Portfolio may also invest in income-producing securities, including common stocks and preferred stocks, some of which may have convertible features or attached warrants and that may be speculative. The Portfolio may invest up to 25% of its total assets in securities of issuers domiciled in foreign countries. The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager’s opinion, such holdings are prudent given then prevailing market conditions. Except when the Manager believes a temporary defensive approach is appropriate, the Portfolio normally will not hold more than 5% of its total assets in cash or such short-term investments.

Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield, fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

30

What are the Portfolio’s principal investment strategies? (continued)

High yield, fixed income securities, or high yield bonds, are generally considered to be those rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO. The Portfolio will generally focus its investments on bonds in the BB/Ba or B/B ratings categories and in unrated bonds of similar quality.

From time to time, the Portfolio may acquire zero-coupon bonds and, to a lesser extent, pay-in-kind (PIK) bonds; however, the Portfolio generally does not purchase a substantial number of these securities.

With respect to U.S. government securities, the Portfolio may invest only in securities issued or guaranteed as to the payment of principal and interest by the U.S. government, and those of its agencies or instrumentalities that are backed by the full faith and credit of the U.S.

The Manager does not normally intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, the Manager may take advantage of short-term opportunities that are consistent with the Portfolio’s investment objective.

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

High yield risk

The risk that high yield securities, commonly known as “junk bonds,” are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

31

What are the principal risks of investing in the Portfolio? (continued)

Risk	Definition
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

How has The High-Yield Bond Portfolio performed?

Year-by-year total return (The High-Yield Bond Portfolio)
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The High-Yield Bond Portfolio’s highest quarterly return was 21.06% for the quarter ended June 30, 2009 and its lowest quarterly return was -17.17% for the quarter ended Dec. 31, 2008.

Average annual total returns for periods ended December 31, 2014
The High-Yield Bond Portfolio	1 year		5 years	10 years
Return before taxes	0.46%		9.36%	8.01%
Return after taxes on distributions	(2.09%	)	6.65%	5.10%
Return after taxes on distributions and sale of Portfolio shares	0.51%		6.23%	5.03%
BofA Merrill Lynch U.S. High Yield Constrained Index (reflects no deduction for fees, expenses, or taxes)	2.51%		8.85%	7.61%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

32

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014
Adam H. Brown, CFA	Vice President, Portfolio Manager	November 2014

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

33

Portfolio summary:	The Core Plus Fixed
Income Portfolio

What is the Portfolio’s investment objective?

The Core Plus Fixed Income Portfolio seeks maximum long-term total return, consistent with reasonable risk.

What are the Portfolio’s fees and expenses? The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Annual portfolio operating expenses (expenses that you pay each year as a percentage of the value of your investment)	Management fees	0.43%
	Distribution and service (12b-1) fees	none
	Other expenses	0.22%
	Total annual portfolio operating expenses	0.65%
	Fee waivers and expense reimbursements[1]	(0.20%	)[1]
	Total annual portfolio operating expenses after fee waivers and expense reimbursements	0.45%

Example This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and reflects the Manager’s expense waivers and reimbursements for the 1-year contractual period and the total operating expenses without waivers for years 2 through 10. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	$46
	3 years	$188
	5 years	$342
	10 years	$791

[1] The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/ reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.45% of the Portfolio’s average daily net assets from Feb. 27, 2015 through Feb. 29, 2016. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.

Portfolio turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 339% of the average value of its portfolio.

What are the Portfolio’s principal investment strategies? The Portfolio allocates its investments principally among the following three sectors of the fixed income securities markets: the U.S. investment grade sector, the U.S. high yield sector, and the international sector. Under normal circumstances, the Portfolio will invest at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities (80% Policy). The Portfolio’s 80% Policy may be changed without shareholder approval. However, shareholders will be given notice at least 60 days prior to any such change.

The Manager will determine how much of the Portfolio to allocate to each of the three sectors, based on its evaluation of economic and market conditions and its assessment of the returns and potential for appreciation that can be achieved from investments in each of the three sectors. The Manager will periodically reallocate the Portfolio’s assets, as deemed necessary. The relative proportion of the Portfolio’s assets to be allocated among sectors is described below.

●

U.S. investment grade sector Under normal circumstances, between 50% and 100% of the Portfolio’s total assets will be invested in the U.S. investment grade sector. In managing the Portfolio’s assets allocated to the U.S. investment grade sector, the Manager will invest principally in debt obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which

34

What are the Portfolio’s principal investment strategies? (continued)

the Portfolio may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities that have been established or sponsored by the U.S. government.

The U.S. investment grade sector of the Portfolio’s assets may also be invested in mortgage-backed securities (MBS) issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government-sponsored corporations. Other MBS in which the Portfolio may invest are issued by certain private, nongovernment entities. Subject to the quality limitations, the Portfolio may also invest in securities that are backed by assets such as receivables on home equity and credit card loans, automobile, mobile home, recreational vehicle, and other loans, wholesale dealer floor plans, and leases.

Securities purchased by the Portfolio within this sector will be rated in one of the four highest rating categories or will be unrated securities that the Manager determines are of comparable quality.

●

U.S. high yield sector Under normal circumstances, up to 30% of the Portfolio’s total assets will be allocated to the high yield sector. The Manager will invest the Portfolio’s assets that are allocated to the high yield sector primarily in those securities having a liberal and consistent yield and those tending to reduce the risk of market fluctuations. The Portfolio may invest in corporate debt obligations, including, notes, which may be convertible or nonconvertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero-coupon bonds, and PIK securities.

The Portfolio will invest in both rated and unrated bonds. The rated bonds that the Portfolio may purchase in this sector will generally be rated lower than BBB- by S&P, Baa3 by Moody’s, or similarly rated by another NRSRO.

●

International sector The Portfolio may invest up to 30% of its total assets in the international sector. The international sector invests primarily in fixed income securities of issuers organized or having a majority of their assets or deriving a majority of their operating income in foreign countries. These fixed income securities include foreign government securities, debt obligations of foreign companies, and securities issued by supranational entities. A supranational entity is an entity established or financially supported by the national governments of one or more countries to promote reconstruction or development. Examples of supranational entities include, among others, the International Bank for Reconstruction and Development (more commonly known as the World Bank), the European Economic Community, the European Investment Bank, the Inter-American Development Bank, and the Asian Development Bank.

The Portfolio may invest in securities issued in any currency and may hold foreign currencies. Securities of issuers within a given country may be denominated in the currency of another country or in multinational currency units, such as the euro. The Portfolio may, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of Portfolio transactions and to minimize currency value fluctuations. Currency considerations carry a special risk for the Portfolio to the extent that it allocates a significant portion of its assets to foreign securities.

The Portfolio will invest in both rated and unrated foreign securities. It may purchase securities of issuers in any foreign country, developed and underdeveloped. These investments may include direct obligations of issuers located in emerging markets countries.

The Portfolio’s total non-U.S. dollar currency exposure will be limited, in aggregate, to no more than 10% of net assets, and the Portfolio’s investments in emerging markets securities will be limited to no more than 15% of the Portfolio’s net assets.

The Portfolio may hold a substantial portion of its assets in cash or short-term fixed income obligations in unusual market conditions to meet redemption requests, for temporary defensive purposes, and pending investment. The Portfolio may also use a wide range of derivatives instruments, typically including options, futures contracts, options on futures contracts, and swaps. The Portfolio will use derivatives for both hedging and nonhedging purposes. For example, the Portfolio may invest in: futures and options to manage duration and for defensive purposes, such as to protect gains or hedge against potential losses in the portfolio without actually selling a security, or to stay fully invested; forward foreign currency contracts to manage foreign currency exposure; interest rate swaps to neutralize the impact of interest rate changes; credit default swaps to hedge against bond defaults, to manage credit exposure or to enhance total return; and index swaps to enhance return or to effect diversification. The Portfolio will not use derivatives for reasons inconsistent with its investment objective.

35

What are the principal risks of investing in the Portfolio? Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Portfolio will increase and decrease according to changes in the value of the securities in its portfolio. Principal risks include:

Risk	Definition
Investments not guaranteed by the Manager or its affiliates

Investments in the Portfolio are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (“Macquarie Group”), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Portfolio, the repayment of capital from the Portfolio, or any particular rate of return.

Market risk

The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Credit risk	The risk that an issuer of a debt security, including a governmental issuer, or an entity that insures a bond may be unable to make interest payments and repay principal in a timely manner.
Interest rate risk

The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because companies in the real estate sector and smaller companies often borrow money to finance their operations, they may be adversely affected by rising interest rates.

Bank loans and other direct indebtedness risk

The risk that the portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower and the lending institution.

Prepayment risk

The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yield risk

The risk that high yield securities, commonly known as “junk bonds”, are subject to reduced creditworthiness of issuers; increased risk of default and a more limited and less liquid secondary market than higher rated securities; and greater price volatility and risk of loss of income and principal than are higher rated securities because they are rated below investment grade. High yield bonds are sometimes issued by municipalities with less financial strength and therefore less ability to make projected debt payments on the bonds.

Foreign risk

The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.

Currency risk	The risk that the value of a portfolio’s investments may be negatively affected by changes in foreign currency exchange rates.
Forward foreign currency risk

The use of forward foreign currency exchange contracts may substantially change a fund’s exposure to currency exchange rates and could result in losses to the fund if currencies do not perform as the Manager expects. The use of these investments as a hedging technique to reduce a fund’s exposure to currency risks may also reduce its ability to benefit from favorable changes in currency exchange rates.

Foreign government/ supranational securities risk	The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.
Derivatives risk

Derivatives contracts, such as options, futures, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).

Liquidity risk	The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

36

How has The Core Plus Fixed Income Portfolio performed?
Year-by-year total return (The Core Plus Fixed Income Portfolio)
The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Portfolio’s most recently available month-end performance by calling 800 231-8002 or by visiting our website at delawareinvestments.com/institutional.

During the periods illustrated in this bar chart, The Core Plus Fixed Income Portfolio’s highest quarterly return was 9.22% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -2.84% for the quarter ended June 30, 2013.

Average annual total returns for periods ended December 31, 2014
The Core Plus Fixed Income Portfolio	1 year	5 years	10 years
Return before taxes	5.92%	5.54%	5.86%
Return after taxes on distributions	4.99%	4.27%	4.16%
Return after taxes on distributions and sale of Portfolio shares	3.35%	3.80%	3.91%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	5.97%	4.45%	4.71%

Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Portfolio’s lifetime and do not reflect the impact of state and local taxes.

Who manages the Portfolio?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust.

Portfolio managers	Title with Delaware Management Company	Start date on the Portfolio
Craig C. Dembek, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Roger A. Early, CPA, CFA	Managing Director, Head of Fixed Income Investments, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	May 2007
Paul Grillo, CFA	Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy	June 2002
J. David Hillmeyer, CFA	Vice President, Senior Portfolio Manager	February 2014
Paul A. Matlack, CFA	Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist	December 2012
John P. McCarthy, CFA	Senior Vice President, Co-Head of Credit Research, Senior Research Analyst	December 2012
Christopher M. Testa, CFA	Senior Vice President, Senior Portfolio Manager	June 2014

Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries

For important information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries, please see “Information about the purchase and redemption of Portfolio shares, taxes, and payments to intermediaries” immediately following the Portfolio summaries in this Prospectus.

37

Information about the purchase and redemption of portfolio shares, taxes, and payments to intermediaries

Purchase and redemption of Portfolio shares.

The International Equity Portfolio and The Emerging Markets Portfolio are closed to new investors. Existing shareholders of the Portfolios may continue to purchase shares. You may purchase or redeem shares of the other Portfolios, as described in “How to Purchase Shares” under “Shareholder Services” below, on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: by regular mail (c/o Delaware Pooled® Trust, Attn: Client Services, 2005 Market Street, Philadelphia, PA 19103-7094); by telephone to your Client Services Representative at 800 231-8002; or by wire. Shares may be purchased or redeemed in kind.

Shares of each Portfolio are offered directly to institutions and high net worth individual investors at NAV with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in a Portfolio is a plan that represents: (i) that the decision to invest plan assets in or withdraw plan assets from a Portfolio will be made solely by a plan fiduciary, such as the plan’s board, without direction from or consultation with any plan participant; and (ii) that the plan will make no more than three separate transactions during any given calendar quarter. During periods of market volatility, the Trust may permit additional transactions on a case by case basis. The Trust is not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore it requires the above representations from any new defined contribution plan investors. The Manager reserves the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus.

Generally, the minimum initial investment for a shareholder of record is $1 million in the aggregate across all Portfolios of Delaware Pooled Trust. There are no minimums for subsequent contributions in a Portfolio where the aggregate minimum initial investment for the Trust has been satisfied. For additional information, please see “How to Purchase Shares” under “Shareholder Services” below.

Tax information

For The High-Yield Bond and The Core Plus Fixed Income Portfolios, each Portfolio’s distributions generally are taxable to you as ordinary income, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account. For the Trust’s other Portfolios, each Portfolio’s distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to broker/dealers and other financial intermediaries

If you purchase a Portfolio through a broker/dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend a Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

38

Additional Investment Information

Each Portfolio’s, except The Labor Select International Equity Portfolio’s, investment objective is nonfundamental. This means the Board of Trustees (Board) may change a Portfolio’s investment objective without obtaining shareholder approval. If a Portfolio’s investment objective were changed, the Manager would notify shareholders before the change became effective. The investment objective of The Labor Select International Equity Portfolio is fundamental, which means that it cannot be changed without shareholder approval.

The following chart gives a brief description of the securities in which the Portfolios may invest. The Portfolios may also invest in a broad selection of other securities consistent with their respective investment objectives and policies. Please see the Statement of Additional Information (SAI) for additional descriptions and risk information on these investments, as well as other investments for the Portfolios.

Securities	How the Portfolios use them
Common Stocks: Securities that represent shares of ownership in a corporation. Stockholders participate in the corporation’s profits proportionate to the number of shares they own.

The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios focus their investments on common stocks.

Corporate Bonds: Debt obligations issued by a corporation.

The High-Yield Bond Portfolio may invest without limit in high yield corporate bonds, emphasizing below investment grade securities rated BB or B by an NRSRO, and up to 15% of its net assets in defaulted securities. The Core Plus Fixed Income Portfolio may invest in bonds rated in one of the four highest rating categories for its U.S. investment-grade sector, and it may invest in bonds rated BB or lower by S&P or Fitch and Ba or lower by Moody’s for its U.S. high yield sector. The Emerging Markets Portfolio and The Emerging Markets Portfolio II may invest up to 35% of their respective net assets in debt securities issued by emerging country companies, some or all of which may be corporate bonds, and some or all of which may be investment grade, below investment grade or unrated. The Focus Smid-Cap Growth Equity Portfolio may invest up to 20% of its net assets in debt securities of corporate and government issuers, all of which must be rated within the four highest categories or deemed to be of comparable quality. Debt securities may be acquired by The Large-Cap Growth Equity and The Select 20 Portfolios and those securities may be rated below investment grade or unrated. Investments in such securities that are rated below investment grade or unrated will be limited to no more than 5% of The Large-Cap Growth Equity and The Select 20 Portfolios’ assets. The International Equity and The Labor Select International Equity Portfolios may invest up to 15% of their assets in foreign debt instruments of the top category with respect to foreign governments and in the top two categories with respect to corporate issuers when attractive opportunities are available.

Convertible Securities: Usually preferred stocks or corporate bonds that can be exchanged for a set number of shares of common stock at a predetermined price. These securities offer higher appreciation potential than nonconvertible bonds and greater income potential than nonconvertible preferred stocks. Enhanced convertible preferred stocks offer various yield, dividend, or other enhancements. Such enhanced convertible preferred securities include instruments like PERCS (Preferred Equity Redemption Cumulation Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), and DECS (Dividend Enhanced Convertible Securities).

The Portfolios may invest a portion of their assets in convertible securities in any industry. Convertible securities acquired by The High-Yield Bond Portfolio may be rated below investment grade or unrated. The Emerging Markets and The High-Yield Bond Portfolios may invest in enhanced convertible securities.

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Additional Investment Information (continued)

Securities	How the Portfolios use them

Mortgage-Backed Securities (MBS): Fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as FHLMC, Fannie Mae, and Ginnie Mae. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the government or its agencies or instrumentalities.

The Core Plus Fixed Income Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities or by government-sponsored corporations.

Collateralized Mortgage Obligations (CMOs) and Real Estate Mortgage Investment Conduits (REMICs): CMOs are privately issued mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturities. They are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages’ maturities. Certain CMOs and REMICs may have variable or floating interest rates and others may be stripped. Stripped mortgage securities are generally considered illiquid. CMOs and REMICs issued by private entities — so called “non-agency MBS” — are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

The Core Plus Fixed Income Portfolio may invest in CMOs and REMICs. Illiquid stripped mortgage securities together with any other illiquid investments will not exceed the Portfolio’s limit on illiquid securities. In addition, subject to certain quality and collateral limitations, The Core Plus Fixed Income Portfolio may invest up to 20% of its total assets in CMOs and REMICs issued by private entities.

Asset-Backed Securities (ABS): Bonds or notes backed by accounts receivable, including home equity, automobile, or credit loans.	The fixed income securities in which The Core Plus Fixed Income Portfolio may invest include ABS.

Real Estate Investment Trusts (REITs): REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, derive income primarily from the collection of rents, and can realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. By investing in REITs indirectly through a fund, a shareholder bears a proportionate share of the expenses of a fund and indirectly shares similar expenses of the REITs.

The Emerging Markets II Portfolio may invest up to 10% of its net assets in REITs. The Focus Smid-Cap Growth Equity, The Large-Cap Growth Equity, and The Select 20 Portfolios may invest in REITs.

U.S. Government Securities: U.S. government securities are direct U.S. obligations that include bills, notes, and bonds, as well as other debt securities, issued by the U.S. Treasury, and securities of U.S. government agencies or instrumentalities. U.S. Treasury securities are backed by the “full faith and credit” of the United States. Securities issued or guaranteed by federal agencies and U.S. government-sponsored instrumentalities may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the “full faith and credit” of the United States, investors in such securities look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment.

Each Portfolio may invest in U.S. government securities for temporary purposes or otherwise, as is consistent with its investment objectives and policies.
Foreign Government Securities: Debt issued by a government other than the United States or by an agency, instrumentality, or political subdivision of such government.

The fixed income securities in which The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may invest include those issued by foreign governments.

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Additional Investment Information (continued)

Securities	How the Portfolios use them

Repurchase Agreements: An agreement between a buyer, such as a portfolio, and a seller of securities in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

While each Portfolio is permitted to do so, it normally does not invest in repurchase agreements except to invest cash balances or for temporary defensive purposes. In order to enter into these repurchase agreements, a Portfolio must have collateral of at least 102% of the repurchase price. Each Portfolio will only enter into repurchase agreements in which the collateral is comprised of U.S. government securities. In the Manager’s discretion, the Portfolio may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies, or instrumentalities, or government-sponsored enterprises. Each Portfolio may invest in repurchase agreements having a maturity in excess of seven days, together with any other illiquid investments, not in excess of that Portfolio’s limit on illiquid securities.

Restricted Securities: Privately placed securities whose resale is restricted under securities law, including securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933, as amended.

Each Portfolio may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as “Rule 144A Securities.” To the extent restricted securities are illiquid, a Portfolio will limit its investments in them in accordance with its policy concerning illiquid securities.

Illiquid Securities: Securities that do not have a ready market and cannot be easily sold within seven days at approximately the price at which a portfolio has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

Except for The International Equity Portfolio, each Portfolio may invest no more than 15% of its respective net assets in illiquid securities. The International Equity Portfolio may invest no more than 10% of its net assets in illiquid securities.

Short-Term Debt Investments: These instruments include: (1) time deposits, certificates of deposit, and bankers acceptances issued by a U.S. commercial bank; (2) commercial paper of the highest quality rating; (3) short-term debt obligations with the highest quality rating; (4) U.S. government securities; and (5) repurchase agreements collateralized by those instruments.

Each Portfolio may invest in these instruments either as a means to achieve its investment objective or, more commonly, as temporary defensive investments or pending investment in the Portfolio’s principal investment securities. When investing all or a significant portion of a Portfolio’s assets in these instruments, a Portfolio may not be able to achieve its investment objective.

Time Deposits: Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate.

The following Portfolios will not purchase time deposits maturing in more than seven days, and time deposits maturing from two Business Days through seven calendar days will not exceed 10% of the total assets of The Large-Cap Value Equity and The International Equity Portfolios; and 15% of the total assets of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios.

When-Issued and Delayed-Delivery Securities: In these transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. The payment obligations and the interest rates that will be received are each fixed at the time a portfolio enters into the commitment and no interest accrues to the portfolio until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Each Portfolio may purchase securities on a when-issued or delayed-delivery basis. Each Portfolio may not enter into when-issued commitments exceeding, in the aggregate, 15% of the market value of its total assets less liabilities other than the obligations created by these commitments. Each Portfolio will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Securities Lending: These transactions involve the loan of securities owned by a portfolio to qualified dealers and investors for their use relating to short-sales or other securities transactions. These transactions may generate additional income for a portfolio.

Each Portfolio may loan up to 25% of its assets to qualified broker/dealers or institutional investors.

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Additional Investment Information (continued)

Securities	How the Portfolios use them
Borrowing From Banks: A portfolio may have pre-existing arrangements with banks that permit it to borrow money from time to time.

Each Portfolio may borrow money as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. No Portfolio has the intention of increasing its net income through borrowing.

A Portfolio may borrow money from banks to purchase investments for the Portfolio, which is a form of leverage. If a Portfolio borrows money to purchase securities and the Portfolio’s investments decrease in value, the Portfolio’s losses will be greater than if the Portfolio did not borrow money for investment purposes. A Portfolio will be required to pay interest to the lending banks on the amounts borrowed. As a result, borrowing money could result in a Portfolio being unable to meet its investment objective.

Zero-Coupon and Payment-In-Kind (PIK) Bonds: Zero-coupon bonds are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par values. PIK bonds pay interest through the issuance to holders of additional securities.

The Emerging Markets Portfolio and The Emerging Markets Portfolio II may invest up to 35% of their respective net assets in fixed income securities, including zero-coupon bonds. The High-Yield Bond Portfolio may also purchase zero-coupon bonds and PIK bonds, although it generally does not purchase a substantial number of these bonds. The Core Plus Fixed Income Portfolio may also purchase these securities consistent with its investment objective.

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), and Global Depositary Receipts (GDRs): ADRs are receipts issued by a U.S. depositary (usually a U.S. bank) and EDRs and GDRs are receipts issued by a depositary outside of the U.S. (usually a non-U.S. bank or trust company or a foreign branch of a U.S. bank). Depositary receipts represent ownership interest in an underlying security that is held by the depositary. Generally, the underlying security represented by an ADR is issued by a foreign issuer and the underlying security represented by an EDR or GDR may be issued by a foreign or U.S. issuer. Sponsored depositary receipts are issued jointly by the issuer of the underlying security and the depositary, and unsponsored depositary receipts are issued by the depositary without the participation of the issuer of the underlying security. Generally, the holder of the depositary receipt is entitled to all payments of interest, dividends, or capital gains that are made on the underlying security.

The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios may invest in sponsored and unsponsored ADRs. The Large-Cap Value Equity and The Focus Smid-Cap Growth Equity Portfolios will invest in ADRs that are actively traded in the U.S.

In conjunction with their investments in foreign securities, The Large-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may also invest in sponsored and unsponsored EDRs and GDRs. In addition, The Focus Smid-Cap Growth Equity Portfolio may invest in sponsored and unsponsored GDRs subject to its 20% limit on investments in foreign securities.

Futures and Options: A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. A call option is a short-term contract pursuant to which the purchaser of the call option, in return for the premium paid, has the right to buy, and the seller has the obligation to sell, the security or other financial instrument underlying the option at a specified exercise price at any time during the term of the option. A put option is a similar contract that gives the purchaser of the put option, in return for a premium, the right to sell, and the seller has the obligation to buy, the underlying security or other financial instrument at a specified price during the term of the option. Generally, futures contracts on foreign currencies operate similarly to futures contracts concerning securities, and options on foreign currencies operate similarly to options on securities. See also “Foreign currency transactions” below.

The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may invest in futures, options, and closing transactions related thereto. Portfolios that enter into these transactions are operated pursuant to a claim of exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, as amended, and therefore are not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act. These activities will be entered into for hedging purposes and to facilitate the ability to quickly deploy into the market a Portfolio’s cash, short-term debt securities and other money market instruments at times when the Portfolio’s assets are not fully invested. A Portfolio may only enter into these transactions for hedging purposes if it is consistent with its respective investment objective and policies. A Portfolio may not engage in such transactions to the extent that obligations resulting from these activities, in the aggregate, exceed 25% of its total assets. In addition, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may enter into futures contracts, purchase or sell options on futures contracts, trade in options on foreign currencies, and enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with their investments.

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Additional Investment Information (continued)

Securities	How the Portfolios use them

Foreign Currency Transactions: Several portfolios may invest in securities of foreign issuers and may hold foreign currency. In addition, several portfolios may enter into contracts to purchase or sell foreign currencies at a future date (that is, a “forward foreign currency” contract or “forward” contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract.

Although The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios value their assets daily in terms of U.S. dollars, they do not intend to convert their holdings of foreign currencies into U.S. dollars on a daily basis. A Portfolio may, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of portfolio transactions and to minimize currency value fluctuations. A Portfolio may also enter into forward contracts to “lock in” the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated.

Interest Rate Swap, Index Swap, and Credit Default Swap Agreements: In an interest rate swap, a portfolio receives payments from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with a portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate.

In an index swap, a portfolio receives gains or incurs losses based on the total return of a specified index, in exchange for making interest payments to another party. An index swap can also work in reverse with a portfolio receiving interest payments from another party in exchange for movements in the total return of a specified index.

In a credit default swap, a portfolio may transfer the financial risk of a credit event occurring (a bond default, bankruptcy, restructuring, and so forth) on a particular security or basket of securities to another party by paying that party a periodic premium; likewise, a portfolio may assume the financial risk of a credit event occurring on a particular security or basket of securities in exchange for receiving premium payments from another party.

Interest rate swaps, index swaps, and credit default swaps may be considered illiquid.

The Manager may use interest rate swaps to adjust The Core Plus Fixed Income Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that The Core Plus Fixed Income Portfolio invests in, such as the corporate bond market. The Manager may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to a Portfolio on favorable terms. These Portfolios and The High-Yield Bond Portfolio may enter into credit default swaps in order to hedge against a credit event, to enhance total return, or to gain exposure to certain securities or markets.

At times when the Manager anticipates adverse conditions, the Manager may want to protect gains on securities without actually selling them. The Manager might use swaps to neutralize the effect of any price declines without selling a bond or bonds.

If a Portfolio has any financial obligation under a swap agreement, it will designate cash and liquid assets sufficient to cover the obligation and will value the designated assets daily as long as the obligation is outstanding. Use of these strategies can increase the operating costs of a Portfolio and lead to loss of principal.

Investment Company Securities: Any investments in investment company securities, including exchange-traded funds (ETFs), will be limited by the Investment Company Act of 1940, as amended (1940 Act) and would involve a payment of the pro rata portion of the expenses, including advisory fees, of such other investment companies. Under the current 1940 Act limitations, a portfolio may not: (i) own more than 3% of the voting stock of another investment company; (ii) invest more than 5% of a portfolio’s total assets in the shares of any one investment company; or (iii) invest more than 10% of a portfolio’s total assets in shares of other investment companies. These percentage limitations also apply to a portfolio’s investment in an unregistered investment company.

All Portfolios (except The Labor Select International Equity Portfolio) may invest in investment companies to the extent that it helps them achieve their investment objectives. The Large-Cap Growth Equity Portfolio may invest in investment company securities more often as a means to achieve its investment objectives.

Equity Linked Securities: Privately issued derivatives securities that have a return component based on the performance of a single security, a basket of securities, or an index.

The Emerging Markets Portfolio and The Emerging Markets Portfolio II may invest up to 10% of their respective net assets in equity linked securities. Equity linked securities may be considered illiquid and are subject to each Portfolio’s limitation on illiquid securities. In some instances, investments in equity linked securities may also be subject to each Portfolio’s limitation on investments in investment companies.

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Additional Investment Information (continued)

Securities	How the Portfolios use them

Bank Loans: An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquirer of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan and other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

The High-Yield Bond and The Core Plus Fixed Income Portfolios may invest without restriction in bank loans that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. A Portfolio may invest in bank loans in order to enhance total return, to effect diversification, or to earn additional income. A Portfolio will not use bank loans for reasons inconsistent with its investment objective.

Loan Participations: An interest in a loan or other direct indebtedness, such as an assignment, that entitles the acquiring party of such interest to payments of interest, principal, and/or other amounts due under the structure of the loan or other direct indebtedness. In addition to being structured as secured or unsecured loans, such investments could be structured as novations or assignments or represent trade or other claims owed by a company to a supplier.

The High-Yield Bond and The Core Plus Fixed Income Portfolios may invest without restriction in loan participations that meet the credit standards established by the portfolio managers. The portfolio managers perform their own independent credit analysis on each borrower and on the collateral securing each loan. The portfolio managers consider the nature of the industry in which the borrower operates, the nature of the borrower’s assets, and the general quality and creditworthiness of the borrower. A Portfolio may invest in loan participations in order to enhance total return, to effect diversification, or to earn additional income. A Portfolio will not use loan participations for reasons inconsistent with its investment objective.

Temporary defensive positions

In response to unfavorable market conditions, a Portfolio may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with a Portfolio’s investment objective. To the extent that a Portfolio holds such instruments, it may be unable to achieve its investment objective.

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Risk Factors

An investment in the Portfolios entails certain risks and considerations about which an investor should be aware. The following chart gives a brief description of some of the risks of investing in the Portfolios. Please see the SAI for additional descriptions and risk information.

Risks	How the Portfolios strive to manage them

Market Risk: Market risk is the risk that all or a majority of the securities in a certain market—such as the stock or bond market—will decline in value because of economic conditions, future expectations, investor confidence, or heavy institutional selling.

Index swaps are subject to the same market risks as the investment market or sector that the index represents. Depending on the actual movements of the index and how well the portfolio manager forecasts those movements, a Portfolio could experience a higher or lower return than anticipated.

The value of each Portfolio’s holdings, whether equity or fixed income in orientation, fluctuates in response to events affecting markets. In a declining market environment, the value of the Portfolios’ securities will generally decline as well. The Portfolios maintain a long-term approach and focus on securities that the portfolio managers believe can continue to provide returns over an extended period of time regardless of these interim market fluctuations. Generally, the portfolio managers do not try to predict overall market movements or trade for short-term purposes.

In evaluating the use of an index swap for The Core Plus Fixed Income Portfolio, the Manager carefully considers how market changes could affect the swap and how that compares to our investing directly in the market the swap is intended to represent. When selecting dealers with whom to make interest rate or index swap agreements for this Portfolio, the Manager focuses on those dealers with high quality ratings and does careful credit analysis before engaging in the transaction.

Industry and Security Risks: Industry risk is the risk that the value of securities in a particular industry will decline because of changing expectations for the performance of that industry. Portfolios that concentrate (invest more than 25% of net assets) their investments in a particular industry are considered to be subject to greater risks than portfolios that are not concentrated.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the individual company issuing the stock or bond. Nondiversified portfolios that may invest a greater portion of their assets in an individual security are considered to be subject to greater risks than portfolios that are diversified.

The International Equity and The Labor Select International Equity Portfolios may concentrate up to 30% of each Portfolio’s net assets in the commercial banking industry. As a consequence, the net asset value (NAV) of each Portfolio can be expected to fluctuate in light of the factors affecting that industry and may fluctuate more widely than a portfolio that invests in a broader range of industries. Each of The International Equity and The Labor Select International Equity Portfolios may be slightly more susceptible to any single economic, political, or regulatory occurrence affecting the commercial banking industry; the portfolio managers seek to limit these risks by limiting investments in the commercial banking industry to a maximum of 30% of each Portfolio’s net assets.

The portfolio managers limit the amount of each Portfolio’s assets invested in any one industry, as is consistent with that Portfolio’s investment objective. To seek to reduce these risks for all Portfolios, the portfolio managers limit investments in any individual security and follows a rigorous selection process before choosing securities for the Portfolios. Also see “Nondiversified portfolio risk” below.

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Risk Factors (continued)

Risks	How the Portfolios strive to manage them

Interest Rate Risk: Interest rate risk is the risk that securities, particularly bonds with longer maturities, will decrease in value if interest rates rise and increase in value if interest rates fall. Investments in equity securities issued by small and medium-sized companies, which often borrow money to finance operations, may also be adversely affected by rising interest rates.

Swaps may be particularly sensitive to interest rate changes. Depending on the actual movements of interest rates and how well the portfolio manager anticipates them, a portfolio could experience a higher or lower return than anticipated. For example, if a portfolio holds interest rate swaps and is required to make payments based on variable interest rates, it will have to make increased payments if interest rates rise, which will not necessarily be offset by the fixed-rate payments it is entitled to receive under the swap agreement.

REITs are subject to interest rate risks in that as interest rates rise, the value of a portfolio’s investments in REITs holding fixed rate obligations can be expected to decline. However, lower interest rates tend to increase the level of refinancing, which can hurt returns on REITs that hold fixed income obligations.

The Portfolios, especially those that invest significantly in fixed income securities, are subject to various interest rate risks depending upon their investment objectives and policies. The portfolio managers cannot eliminate that risk, but the portfolio managers do try to address it by monitoring economic conditions, especially interest rate trends and their potential impact on the Portfolios. The Portfolios do not try to increase returns on their investments in debt securities by predicting and aggressively capitalizing on interest rate movements.

The High-Yield Bond Portfolio, by investing primarily in bonds rated B- or higher by S&P or B3 or higher by Moody’s, or unrated bonds, is subject to interest rate risk. See “High yield risk” below. The Portfolios that invest in securities of REITs also are subject to interest rate risk.

The High-Yield Bond and The Core Plus Fixed Income Portfolios, by investing in swaps, are subject to additional interest rate risk. Each Business Day the Manager will calculate the amount the Portfolios must pay for any swaps they hold and will segregate enough cash or other liquid securities to cover that amount.

The Focus Smid-Cap Growth Equity and The Select 20 Portfolios invest in small- or mid-capitalization companies and the portfolio managers seek to address the potential interest rate risks by analyzing each company’s financial situation and its cash flow to determine the company’s ability to finance future expansion and operations. The potential impact that rising interest rates might have on a stock is taken into consideration before a stock is purchased.

Foreign, Information, and Inefficient Market Risks: Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic or government conditions; the imposition of economic and/or trade sanctions; or inadequate or different regulatory and accounting standards. In addition, there is the possibility of expropriation, nationalization, or confiscatory taxation, taxation of income earned in foreign nations, or other taxes imposed with respect to investments in foreign nations, foreign exchange controls, which may include suspension of the ability to transfer currency from a given country, and default in foreign government securities. As a result of these factors, foreign securities markets may be less liquid and more volatile than U.S. markets and a portfolio may experience difficulties and delays in converting foreign currencies back into U.S. dollars. Such events may cause the value of certain foreign securities to fluctuate widely and may make it difficult to accurately value foreign securities.

Information risk is the risk that foreign companies may be subject to different accounting, auditing, and financial reporting standards than U.S. companies. There may be less information available about foreign issuers than domestic issuers. Furthermore, regulatory oversight of foreign issuers may be less stringent or less consistently applied than in the U.S.

Inefficient market risk is the risk that foreign markets may be less liquid and have greater price volatility, less regulation, and higher transaction costs than U.S. markets.

The Large-Cap Value Equity, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios will invest in securities of foreign issuers, which normally are denominated in foreign currencies, and may hold foreign currencies directly. The Large-Cap Growth Equity and The Focus Smid-Cap Growth Equity Portfolios may each invest up to 20% of its respective total assets in foreign securities. The High-Yield Bond Portfolio may invest up to 25% of its total assets in foreign securities. The Core Plus Fixed Income Portfolio may invest up to 30% of its total assets in foreign securities. The Select 20 Portfolio may invest up to 20% of its net assets in foreign securities. The Focus Smid-Cap Growth Equity, The International Equity, The Labor Select International Equity, and The Large-Cap Growth Equity Portfolios each may invest up to 10% of its total assets in emerging market securities. The High-Yield Bond Portfolio may invest up to 20% of its total assets in emerging market securities. The Select 20 Portfolio may invest up to 20% of its net assets in emerging markets securities.

For those Portfolios investing primarily in foreign securities, the portfolio managers attempt to reduce the risks presented by such investments by conducting worldwide fundamental research, including country visits. In addition, the portfolio managers monitor current economic and market conditions and trends, the political and regulatory environment, and the value of currencies in different countries in an effort to identify the most attractive countries and securities. Additionally, when currencies appear significantly overvalued compared to average real exchange rates, a Portfolio may hedge exposure to those currencies for defensive purposes.

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Risk Factors (continued)

Risks	How the Portfolios strive to manage them

Currency Risk: Currency risk is the risk that the value of an investment may be negatively affected by changes in foreign currency exchange rates. Adverse changes in exchange rates may reduce or eliminate any gains produced by investments that are denominated in foreign currencies and may increase losses.

The Portfolios described above that are subject to foreign risk may be affected by changes in currency rates and exchange control regulations and may incur costs in connection with conversions between currencies. To hedge this currency risk associated with investments in non-U.S. dollar-denominated securities, the Portfolios that focus on global and international investments may invest in forward foreign currency contracts. Those activities pose special risks that do not typically arise in connection with investments in U.S. securities. In addition, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may engage in foreign currency options and futures transactions.

Emerging Markets Risk: Emerging markets risk is the possibility that the risks associated with international investing will be greater in emerging markets than in more developed foreign markets because, among other things, emerging markets may have less stable political and economic environments. In addition, in many emerging markets, there is substantially less publicly available information about issuers and the information that is available tends to be of lesser quality. Economic markets and structures tend to be less mature and diverse and the securities markets, which are subject to less government regulation or supervision, may also be smaller, less liquid and subject to greater price volatility.

The Emerging Markets and The Emerging Markets II Portfolios focus their investments on companies in these markets and The Large-Cap Growth Equity, The International Equity, The Labor Select International Equity, The High-Yield Bond, The Core Plus Fixed Income, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios may invest a portion of their assets in securities of issuers located in emerging markets. The Portfolios cannot eliminate these risks but will attempt to reduce these risks through portfolio diversification, credit analysis, attention to trends in the economy, industries and financial markets, and other relevant factors.

High Yield Risk: Below investment grade fixed income securities (high yield, high-risk securities, commonly known as “junk bonds”), while generally having higher yields, are subject to reduced creditworthiness of issuers, increased risk of default and a more limited and less liquid secondary market than higher rated securities. These securities are subject to greater price volatility and risk of loss of income and principal than are higher rated securities. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. Fixed income securities of this type are considered to be of poor standing and primarily speculative. Such securities are subject to a substantial degree of credit risk, which is the risk of a decline in value as a result of a downgrade in the credit rating assigned to the issuer by an NRSRO. Investment in defaulted securities poses additional risk of loss should nonpayment of principal and interest continue in respect of such securities. Even if such securities are held to maturity, recovery by a portfolio of its initial investment and any anticipated income or appreciation will be uncertain. A portfolio also may incur additional expenses in seeking recovery on defaulted securities. Defaulted securities may be considered illiquid.

The High-Yield Bond Portfolio invests primarily in lower rated fixed income securities in an effort to attain higher yields, and this is a primary risk of investing in this Portfolio. The Large-Cap Growth Equity, The Select 20 and The Core Plus Fixed Income Portfolios may invest up to 5%, 5%, and 30%, respectively, of their assets in such securities. The Emerging Markets Portfolio and The Emerging Markets Portfolio II may invest up to 35% of their assets in high yield, high-risk fixed income securities. The Portfolios will attempt to reduce these risks through portfolio diversification, credit analysis, attention to trends in the economy, industries and financial markets, and complying with the limits on the exposure to this asset class described in this Prospectus.

Liquidity Risk: Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.

The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons.

The portfolio managers limit each Portfolio’s exposure to illiquid securities as described under “Additional investment information — Illiquid securities.”

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Risk Factors (continued)

Risks	How the Portfolios strive to manage them

Futures, Options, and Forwards Risk: Futures contracts, options on futures contracts, forward contracts, and certain options are used as investments for hedging and other nonspeculative purposes and involve certain risks. For example, a lack of correlation between price changes of an option or futures contract and the assets being hedged could render a portfolio’s hedging strategy unsuccessful and could result in losses. The same results could occur if movements of foreign currencies do not correlate as expected by the investment advisor at a time when a portfolio is using a hedging instrument denominated in one foreign currency to protect the value of a security denominated in a second foreign currency against changes caused by fluctuations in the exchange rate between the dollar and the second currency. If the direction of securities prices, interest rates, or foreign currency prices is incorrectly predicted, a portfolio will be in a worse position than if such transactions had not been entered into. In addition, since there can be no assurance that a liquid secondary market will exist for any contract purchased or sold, a portfolio may be required to maintain a position (and in the case of written options may be required to continue to hold the securities used as cover) until exercise or expiration, which could result in losses. Further, options and futures contracts on foreign currencies, and forward contracts, entail particular risks related to conditions affecting the underlying currency. Over-the-counter transactions in options and forward contracts also involve liquidity risks and risks arising from the creditworthiness of the counterparty.

The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may use certain options strategies or may use futures contracts and options on futures contracts. The Portfolios will not enter into futures contracts and options thereon to the extent that more than 5% of a Portfolio’s assets are required as futures contract margin deposits and premiums on options and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Portfolio’s total assets.

See also “Foreign, information, and inefficient market risks” and “Currency risk” above.

Zero-Coupon and Payment-In-Kind (PIK) Bonds Risk: Zero-coupon and PIK bonds involve certain risks. They are generally considered to be more interest sensitive than income-bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences that could, under certain circumstances, be adverse to a portfolio. For example, a portfolio accrues, and is required to distribute to shareholders, income on its zero-coupon bonds. However, a portfolio may not receive the cash associated with this income until the bonds are sold or mature. If a portfolio does not have sufficient cash to make the required distribution of accrued income, the portfolio could be required to sell other securities in its portfolio or to borrow to generate the cash required.

The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may invest in zero-coupon and PIK bonds to the extent consistent with each Portfolio’s investment objective. The portfolio managers cannot eliminate the risks of zero-coupon bonds, but the portfolio managers do try to address the risks by monitoring economic conditions, especially interest rate trends and their potential impact on the Portfolios.

Prepayment Risk: Prepayment risk is the risk that homeowners will prepay mortgages during periods of low interest rates, forcing an investor to reinvest money at interest rates that might be lower than those on the prepaid mortgage.

The Core Plus Fixed Income Portfolio may invest in MBS, CMOs, and REMICs. This Portfolio takes into consideration the likelihood of prepayment when mortgages are selected. The Portfolio may look for mortgage securities that have characteristics that make them less likely to be prepaid, such as low outstanding loan balances or below-market interest rates.

Real Estate Industry Risk: Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the 1940 Act.

To the extent The Emerging Markets II, The Focus Smid-Cap Growth Equity, The Large-Cap Growth Equity, and The Select 20 Portfolios invest in REITs, each Portfolio is subject to the risks associated with the real estate industry. Each Portfolio selects REITs based on the quality of their management and their ability to generate cash flow, which the Portfolios believe can help to shield them from some of the risks involved with real estate investing.

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Risk Factors (continued)

Risks	How the Portfolios strive to manage them

Nondiversified Portfolio Risk: Nondiversified portfolio risk is that nondiversified portfolios are generally subject to greater risks and volatility than diversified portfolios because adverse effects on their security holdings may affect a larger portion of their overall assets.

The Select 20 Portfolio will not be diversified under the 1940 Act. This means that this Portfolio may invest in securities of any one issuer in an amount greater than 5% of the Portfolio’s total assets. However, the Portfolio will satisfy the Internal Revenue Code’s diversification requirement, which requires that 50% of the Portfolio’s assets be represented by cash, cash items, certain qualifying securities, and other securities limited in respect of any one issuer to an amount not greater than 5% of the Portfolio’s total assets.

Transaction Costs Risk: Transaction costs risk is the risk that the costs of buying, selling, and holding foreign securities, including brokerage, tax, and custody costs, may be higher than those involved in domestic transactions.

The Portfolios are subject to transaction costs risk to the extent that their respective objectives and policies permit them to invest, and they actually do invest, in foreign securities. The Manager strives to monitor transaction costs and to choose an efficient trading strategy for the Portfolios.

Derivatives Risk: Derivatives risk is the possibility that a portfolio may experience a significant loss if it employs a derivatives strategy (including a strategy involving swaps such as interest rate swaps, index swaps, and credit default swaps or equity linked securities) related to a security or a securities index and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Derivatives also involve additional expenses, which could reduce any benefit or increase any loss to a portfolio from using the strategy.

Investing in derivatives may subject a fund to counterparty risk. Please refer to “Counterparty risk” for more information.

The Portfolios will use derivatives for defensive purposes, such as to protect gains or hedge against potential losses in a Portfolio without actually selling a security, to neutralize the impact of interest rate changes, to effect diversification, or to earn additional income. The Portfolios will not use derivatives for reasons inconsistent with their investment objectives. The portfolio managers also research and continually monitor the creditworthiness of current or potential counterparties.

Counterparty Risk: Counterparty risk is the risk that if a portfolio enters into a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the Portfolio may experience significant delays in obtaining any recovery, may only obtain a limited recovery, or may obtain no recovery at all.

The portfolio managers try to minimize this risk by considering the creditworthiness of all parties before they enter into transactions with them. A Portfolio will hold collateral from counterparties consistent with applicable regulations.

Political Risk: Political risk is the risk that countries or an entire region may experience political instability. This may cause greater fluctuation in the value and liquidity of investments due to changes in currency exchange rates, governmental seizures, or nationalization of assets.

The portfolio managers evaluate the political situations in the countries where the Portfolios invest and take into account any potential risks before they select securities for the Portfolios. However, there is no way to eliminate political risk when investing internationally. In emerging markets, political risk is typically more likely to affect the economy and share prices than in developed markets.

Company Size Risk: Company size risk is the risk that investments in small- and/or medium-sized companies typically exhibit higher volatility than larger, more established companies. Company size risk also comes from lower liquidity typically associated with small company stocks, which means the price may be affected by poorly executed trades, even if the underlying business of the company is unchanged.

To the extent that the portfolio managers invest the assets of The Focus Smid-Cap Growth Equity and The Select 20 Portfolios in small companies, those Portfolios will be subject to this risk. The portfolio managers attempt to reduce this risk by diversifying the Portfolios’ investments.

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Risk Factors (continued)

Risks	How the Portfolios strive to manage them

Loans and Other Direct Indebtedness Risk: Loans and other indebtedness risk involves the risk that a portfolio will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer a portfolio more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by a Trust may involve revolving credit facilities or other standby financing commitments that obligate a portfolio to pay additional cash on a certain date or on demand. These commitments may require a Trust to increase its investment in a company at a time when that portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a portfolio is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high-grade debt obligations in an amount sufficient to meet such commitments.

As a portfolio may be required to rely upon another lending institution to collect and pass on to a portfolio amounts payable with respect to the loan and to enforce a portfolio’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent a portfolio from receiving such amounts. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to a portfolio.

These risks may not be completely eliminated, but the Portfolios will attempt to reduce these risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries, and financial markets. Should the portfolio managers determine that any of these securities are illiquid, these securities would be subject to a Portfolio’s restrictions on illiquid securities.

Disclosure of portfolio holdings information

A description of the Portfolios’ policies and procedures with respect to the disclosure of their portfolio securities is available in the SAI and at delawareinvestments.com/institutional.

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Management of the Trust

Trustees

The business and affairs of the Trust and its Portfolios are managed under the direction of the Board. See the SAI for additional information about the Trust’s officers and Trustees.

Portfolio managers

Below is a list of the portfolio managers who are primarily responsible for the day-to-day management of each Portfolio and certain officers of the Portfolios with whom the portfolio managers regularly consult. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of securities in the Portfolios.

Kristen E. Bartholdson
Vice President, Senior Portfolio Manager — The Large-Cap Value Equity Portfolio
Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Nigel Bliss
Senior Portfolio Manager — Mondrian Investment Partners Ltd. — The International Equity Portfolio
and The Labor Select International Equity Portfolio
Nigel Bliss has a BA (Hons) Degree in Geography from the University of Manchester. He holds the ASIP designation and is a member of the CFA Institute and the CFA Society of the U.K. He commenced his career at Cazenove & Co. and moved to join Mondrian in 1995. Bliss is a senior portfolio manager in the Non-U.S. Equity Team. He has had significant experience analyzing securities in the Pacific Basin region and in the global materials, utilities, property and industrials sectors. In recent years Bliss has taken responsibility for leading coverage of securities listed in the U.K. and Scandinavian markets whilst still maintaining his sector specialization. Bliss is a member of Mondrian’s Non-U.S. Equity Strategy Committee.

Christopher J. Bonavico, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio,
The Focus Smid-Cap Growth Equity Portfolio, and The Select 20 Portfolio
Christopher J. Bonavico became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments® Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 1993, he was a research analyst for Salomon Brothers. Bonavico received his bachelor’s degree in economics from the University of Delaware.

Kenneth F. Broad, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Focus Smid-Cap Growth Equity Portfolio
and The Select 20 Portfolio
Kenneth F. Broad became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments® Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he managed sub-advised funds and institutional separate accounts. Before joining Transamerica in 2000, he was a portfolio manager with The Franklin Templeton Group and was a consultant in the business valuation and merger and acquisition group at KPMG Peat Marwick. He received an MBA from the University of California at Los Angeles and his bachelor’s degree in economics from Colgate University.

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Adam H. Brown, CFA
Vice President, Portfolio Manager — The High-Yield Bond Portfolio
Adam H. Brown is a portfolio manager on the firm’s taxable fixed income team. He manages the bank loan portfolios and is a co-portfolio manager for the high yield portfolios. Brown joined Delaware Investments in April 2011 as part of the firm’s integration of Macquarie Four Corners Capital Management, where he worked since 2002. At Four Corners, he was a co-portfolio manager on four collateralized loan obligations (CLOs) and a senior research analyst supporting noninvestment grade portfolios. Before that, Brown was with the predecessor of Wells Fargo Securities, where he worked in the leveraged finance group arranging senior secured bank loans and high yield bond financings for financial sponsors and corporate issuers. He earned a bachelor’s degree in accounting from the University of Florida and an MBA from the A.B. Freeman School of Business at Tulane University.

Liu-Er Chen, CFA
Senior Vice President, Chief Investment Officer — Emerging Markets and Healthcare — The Emerging Markets Portfolio II
Liu-Er Chen heads the firm’s global Emerging Markets team, and he is also the portfolio manager for Delaware Healthcare Fund, which launched in September 2007. Prior to joining Delaware Investments in September 2006 in his current position, he spent nearly 11 years at Evergreen Investment Management Company, where he most recently worked as managing director and senior portfolio manager. He co-managed the Evergreen Emerging Markets Growth Fund from 1999 to 2001, and became the Fund’s sole manager in 2001. He was also the sole manager of the Evergreen Health Care Fund since its inception in 1999. Chen began his career at Evergreen in 1995 as an analyst covering Asian and global healthcare stocks, before being promoted to portfolio manager in 1998. Prior to his career in asset management, Chen worked for three years in sales, marketing, and business development for major American and European pharmaceutical and medical device companies. He received his medical education in China and he has experience in medical research at both the Chinese Academy of Sciences and Cornell Medical School. He holds an MBA with a concentration in management from Columbia Business School.

Ginny Chong, CFA
Senior Portfolio Manager — Mondrian Investment Partners Ltd. — The Emerging Markets Portfolio
Prior to joining Mondrian in 2000, Ginny Chong worked for PricewaterhouseCoopers in Vancouver, within the Corporate Finance and Investment Banking Division where she qualified as a Canadian Chartered Accountant. Chong has a degree in Commerce from the University of British Columbia, Vancouver. Chong is presently a senior portfolio manager within the Emerging Markets Team. Chong is a CFA Charterholder and is a member of the CFA Institute and the CFA Society of the U.K.

Craig C. Dembek, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst — The High-Yield Bond Portfolio
and The Core Plus Fixed Income Portfolio
Craig C. Dembek is co-head of credit research and senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

Elizabeth A. Desmond
Director, Chief Investment Officer — International Equities — Mondrian Investment Partners Ltd. — The International Equity Portfolio and The Labor Select International Equity Portfolio
Elizabeth A. Desmond is a graduate of Wellesley College and the Masters Program in East Asian Studies at Stanford University. After working for the Japanese government for two years, she began her investment career as a Pacific Basin investment manager with Shearson Lehman Global Asset Management. Prior to joining Mondrian in 1991, she was a Pacific Basin Equity Analyst and senior portfolio manager at Hill Samuel Investment Advisers Ltd. Desmond is a CFA Charterholder, and a member of the CFA Institute and the CFA Society of the U.K.

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Roger A. Early, CPA, CFA
Managing Director, Head of Fixed Income Investments, Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy — The Core Plus Fixed Income Portfolio
Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. He became head of fixed income investments in February 2015. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Christopher M. Ericksen, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio
Christopher M. Ericksen became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments® Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments, he was a portfolio manager at Transamerica Investment Management, where he also managed institutional separate accounts. Before joining Transamerica in 2004, he was a vice president at Goldman Sachs. During his 10 years there, he worked in investment banking as well as investment management. Ericksen received his bachelor’s degree from Carnegie Mellon University, with majors in industrial management, economics, and political science.

Paul Grillo, CFA
Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy — The Core Plus Fixed Income Portfolio
Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He joined Delaware Investments in 1992 as a mortgage-backed and asset-backed securities analyst, assuming portfolio management responsibilities in the mid-1990s. Grillo serves as lead portfolio manager for the firm’s Diversified Income products and has been influential in the growth and distribution of the firm’s multisector strategies. Prior to joining Delaware Investments, Grillo was a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Gregory J.P. Halton, CFA
Senior Portfolio Manager — Mondrian Investment Partners Ltd. — The Emerging Markets Portfolio
Having graduated from St Catherine’s College, Oxford in 2000 with a MEng (Hons) in Engineering Science, Gregory J.P. Halton worked in the global equity division of Deutsche Asset Management before joining Mondrian in 2004. Halton is a senior portfolio manager within the Emerging Markets Team. Halton is a CFA Charterholder and is a member of the CFA Institute and the CFA Society of the U.K.

J. David Hillmeyer, CFA
Vice President, Senior Portfolio Manager — The Core Plus Fixed Income Portfolio
J. David Hillmeyer is a member of the firm’s taxable fixed income portfolio management team. He is responsible for portfolio construction and asset allocation of the diversified floating rate strategy and serves as co-portfolio manager for the fixed rate multisector, core plus, and investment grade corporate bond strategies. Prior to joining Delaware Investments in August 2007 as a vice president and corporate bond trader, he worked for more than 11 years in various roles at Hartford Investment Management Company, including senior corporate bond trader, high yield portfolio manager / trader, and quantitative analyst. He began his career as an investment advisor in January 1989 at Shawmut Bank, leaving the firm as an investment officer in November 1995. Hillmeyer earned his bachelor’s degree from Colorado State University, and he is a member of the CFA Society of Philadelphia and the Philadelphia Council for Business Economics.

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Nikhil G. Lalvani, CFA
Vice President, Senior Portfolio Manager — The Large-Cap Value Equity Portfolio
Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager — The Large-Cap Value Equity Portfolio
Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last worked as a director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst, last serving as a vice president. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA in finance with a concentration in portfolio management. He is a member of the New York Society of Security Analysts and the CFA Institute.

Paul A. Matlack, CFA
Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist — The High-Yield Bond Portfolio
and The Core Plus Fixed Income Portfolio
Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

John P. McCarthy, CFA
Senior Vice President, Co-Head of Credit Research, Senior Research Analyst — The High-Yield Bond Portfolio
and The Core Plus Fixed Income Portfolio
John P. McCarthy is co-head of credit research and senior research analyst on the firm’s taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Andrew Miller
Chief Investment Officer — Emerging Market Equities — Mondrian Investment Partners Ltd. — The Emerging Markets Portfolio
Andrew Miller is a graduate of the University of Birmingham. Prior to joining Mondrian in 2000, he worked in the Investment Management department of PricewaterhouseCoopers, where he was responsible for the analysis and audit of various investment vehicles. Miller is presently Chief Investment Officer within the Emerging Markets Team. Miller holds the ASIP designation and is a member of the CFA Institute and the CFA Society of the U.K.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader — The Large-Cap Value Equity Portfolio
D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

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Melissa J. A. Platt, CFA
Portfolio Manager — Mondrian Investment Partners Ltd. — The International Equity Portfolio
and The Labor Select International Equity Portfolio
Melissa J.A. Platt is an Economics and Finance graduate of Massey University, New Zealand. She started her career as a consultant at KPMG Corporate Finance. She then moved to FundSource Research for 3 years as an Investment Analyst and later as Research Manager. Platt joined Mondrian in 2004 and is a portfolio manager in the Non-U.S. Equity Team. Platt is a CFA Charterholder, a member of the CFA Institute and a member of the CFA Society of the U.K.

Andrew R. Porter, CFA
Senior Portfolio Manager — Mondrian Investment Partners Ltd. — The International Equity Portfolio
and The Labor Select International Equity Portfolio
Andrew R. Porter studied at Magdalen College, Oxford University graduating with a first class degree in Chemistry. He also has an MSc in Economics from the University of London. Porter started his career as a consultant and trainee chartered accountant at Deloitte and Touche. Prior to joining Mondrian in 2003, Porter worked at Frank Russell, part of the team managing the multi-manager funds in the Asia Pacific region. Porter is a CFA Charterholder, a member of the CFA Institute and a member of the CFA Society of the U.K. Porter is a member of Mondrian’s Non-U.S. Equity Strategy Committee.

Daniel J. Prislin, CFA
Portfolio Manager, Equity Analyst, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio
and The Select 20 Portfolio
Daniel J. Prislin became a member of Jackson Square Partners (JSP), at its inception in May 2014 as a portfolio manager and equity analyst. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining JSP, he was a portfolio manager and equity analyst on the Delaware Investments® Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining Delaware Investments, he was a principal and portfolio manager at Transamerica Investment Management, where he also managed sub-advised funds and institutional separate accounts. Prior to joining Transamerica in 1998, he was a portfolio manager with The Franklin Templeton Group. Prislin received an MBA and bachelor’s degree in business administration from the University of California at Berkeley.

Christopher M. Testa, CFA
Senior Vice President, Senior Portfolio Manager — The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio
Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He manages both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. Previously, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

Jeffrey S. Van Harte, CFA
Chairman, Chief Investment Officer, Jackson Square Partners, LLC — The Large-Cap Growth Equity Portfolio
and The Select 20 Portfolio
Jeffrey S. Van Harte became a member of Jackson Square Partners (JSP), at its inception in May 2014 as chairman and chief investment officer. Jackson Square Partners manages large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to joining to joining JSP, he was the chief investment officer of the Delaware Investments® Focus Growth Equity team from April 2005 to April 2014. The Focus Growth Equity team managed large-cap growth, smid-cap growth, all-cap growth, and global growth portfolios. Prior to Delaware Investments, he was a principal and executive vice president at Transamerica Investment Management. Van Harte has been managing portfolios and separate accounts for 30 years. Before becoming a portfolio manager, Van Harte was a securities analyst and trader for Transamerica Investment Services, which he joined in 1980. Van Harte received his bachelor’s degree in finance from California State University at Fullerton.

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Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager — The Large-Cap Value Equity Portfolio
Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Portfolio securities.

Manager of managers structure

The Portfolios and the Manager have received an exemptive order from the Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Portfolios without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Portfolios’ Board, for overseeing the Portfolios’ sub-advisors and recommending to the Portfolios’ Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Portfolios or the Manager.

The Manager is relying upon the exemptive order and is using the Manager of Managers Structure for The Emerging Markets Portfolio and The Labor Select International Equity Portfolio. The current sub-advisory agreement for these Portfolios took effect on or about January 4, 2010.

The Manager may, in the future, recommend to the Portfolios’ Board the establishment of the Manager of Managers Structure for these Portfolios by recommending the hiring of one or more sub-advisors to manage all or a portion of the Portfolios’ portfolios.

The Manager of Managers Structure enables the Portfolios to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Portfolios without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Investment advisors
The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Portfolios’ investment manager. Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Dec. 31, 2014, more than $185 billion in assets, including mutual funds, separate accounts, and other investment vehicles. The Manager and its predecessors have been managing the Delaware Investments® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Portfolios, manages the Portfolios’ business affairs, and provides daily administrative services pursuant to investment advisory agreements between the Trust, on behalf of each Portfolio, and Manager (Investment Advisory Agreements).

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The Manager was paid aggregate advisory fees during the last fiscal year (as a percentage of average daily net assets) as follows:

Investment Management
Aggregate Fees Paid After Contractual Waivers (if applicable)
For the Fiscal Year Ended Oct. 31, 2014
Portfolio	Net Advisory Fee
The Large-Cap Growth Equity Portfolio	0.55%
The Large-Cap Value Equity Portfolio	0.55%
The Focus Smid-Cap Growth Equity Portfolio	0.74%
The Select 20 Portfolio	0.75%
The International Equity Portfolio	0.75%
The Labor Select International Equity Portfolio	0.75%
The Emerging Markets Portfolio	1.00%
The Emerging Markets Portfolio II	0.88%
The High-Yield Bond Portfolio	0.45%
The Core Plus Fixed Income Portfolio	0.23%

*       *       *

Jackson Square Partners, LLC (JSP), located at 101 California Street, Suite 3750, San Francisco, CA 94111, is the sub-advisor to The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, and The Select 20 Portfolio. JSP, a Delaware limited liability company, is a joint venture between Delaware Investments Advisers Partner, Inc., an affiliate of the Manager, and California Street Partners, LP, a Delaware limited partnership owned by certain JSP personnel. As of Sept. 30, 2014, JSP manages over $26.8 billion in assets, including mutual funds, separate accounts, and other investment vehicles. As sub-advisor, JSP is responsible for day-to-day management of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios’ assets. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager has entered into a separate sub-advisory agreement with JSP and compensates JSP out of the investment advisory fees it receives from The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios.

Mondrian Investment Partners Ltd. (Mondrian) furnishes investment sub-advisory services to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios pursuant to sub-advisory agreements between the Manager and Mondrian (Sub-Advisory Agreements). Mondrian (formerly known as Delaware International Advisers Ltd.) commenced operations as a registered investment advisor in December 1990. Mondrian’s address is 5th Floor, 10 Gresham Street, London, England EC2V 7JD.

Under the Sub-Advisory Agreements, the Manager is responsible for paying the fees to Mondrian for its sub-advisory services to the Portfolios out of the advisory fees it receives from The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios.

Under these Investment Advisory and Sub-Advisory Agreements, the Manager and Mondrian, subject to the control and supervision of the Board and in conformance with the stated investment objectives and policies of the respective Portfolios, manage the investment and reinvestment of the assets of the Portfolios with which they have agreements and make investment decisions for the respective Portfolios.

From time to time, certain institutional separate accounts advised by Mondrian or by the Manager or other series of Delaware Management Business Trust may invest in the Trust’s Portfolios. The Portfolios may experience relatively large investments or redemptions as a result of the institutional separate accounts either purchasing or redeeming the Portfolios’ shares. These transactions may affect the Portfolios, since Portfolios that experience redemptions may be required to sell portfolio securities, and Portfolios that receive additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent the Portfolios may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Manager and Mondrian, representing the interests of the Portfolios, are committed to minimizing the impact of such transactions on the Portfolios. In addition, the advisors to the institutional separate accounts are also committed to minimizing the impact on the Portfolios to the extent it is consistent with pursuing the investment objectives of the institutional separate accounts.

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If permitted under applicable law, in cases where a shareholder of any of the Portfolios has an investment counseling relationship with the Manager (or its affiliates or related entities) or Mondrian, the Manager or Mondrian may, at its discretion, reduce the shareholder’s investment counseling fees by an amount equal to the pro rata advisory fees paid by the respective Portfolio. This procedure would be utilized with clients having contractual relationships based on total assets managed by such entities to avoid situations where excess advisory fees might be paid to the Manager’s affiliates or related entities or Mondrian. In no event should a client pay higher total advisory fees as a result of the client’s investment in a Portfolio.

A discussion regarding the basis for the Board’s approval of the Investment Advisory Agreements and Sub-Advisory Agreements, as applicable, of each of the Portfolios is available in each Portfolio’s annual report to shareholders for the fiscal year ended Oct. 31, 2014.

Fund Accountants
The Bank of New York Mellon (BNY Mellon), located at One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to each Portfolio. For these services, each Portfolio pays BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Delaware Investments Fund Services Company (DIFSC), an affiliate of the Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, provides fund accounting and financial administration oversight services to each Portfolio. For these services, each Portfolio pays DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all Delaware Investments® Funds, including the Portfolios, on a relative NAV basis.

Distributor
Delaware Distributors, L.P. (the Distributor), an affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Distributor of the shares of the Trust’s Portfolios.

Custodian Bank
BNY Mellon also serves as custodian for each Portfolio.

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP, located at 2001 Market Street, Philadelphia, PA 19103, serves as the Independent Registered Public Accounting Firm for the Trust.

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SHAREHOLDER SERVICES

Special Reports and Other Services. The Trust will provide client shareholders with the following information:

Audited annual financial reports.
Unaudited semiannual financial reports.
Detailed monthly appraisal of the status of their account and a complete review of portfolio assets, performance results, and other pertinent data.

In addition, the portfolio managers may conduct periodic personal reviews with each client shareholder, with interim telephone updates and other communication, as appropriate.

The Trust’s dedicated telephone number, 800 231-8002, is available for shareholder inquiries during normal business hours. You may also obtain the NAVs for the Portfolios by calling this number. Written correspondence should be addressed to:

Delaware Pooled® Trust
Attention: Client Services Support Team
2005 Market Street
Philadelphia, PA 19103-7094

Exchange Privilege
Each Portfolio’s shares may be exchanged for shares of the other Portfolios or the institutional class shares of the other Delaware Investments® Funds based on the respective NAVs of the shares involved and as long as a Portfolio’s minimum purchase requirements are satisfied. There are no minimum purchase requirements for the institutional class shares of the other Delaware Investments® Funds, but certain eligibility requirements must be satisfied. An exchange would be considered a taxable event in instances where an institutional shareholder is subject to tax. The exchange privilege is only available with respect to Portfolios that are registered for sale in a shareholder’s state of residence. The Trust reserves the right to suspend or terminate, or amend the terms of, the exchange privilege upon 60 days’ written notice to client shareholders. The Trust reserves the right to reject any exchange order. See “Frequent trading of Portfolio shares” below.

With respect to exchanges involving The Emerging Markets Portfolio, an investor will generally be assessed a purchase reimbursement fee by the Portfolio when exchanging from another Portfolio into The Emerging Markets Portfolio and a shareholder of the Portfolio will generally be assessed a redemption reimbursement fee by the Portfolio when exchanging out of the Portfolio into another Portfolio. See “How to purchase shares,” “Redemption of shares” and “Other purchase and redemption considerations.”

Please call the Trust for further information on how to exchange shares of the Trust.

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How to Purchase Shares

Shares of each Portfolio described in this Prospectus are offered directly to institutions and high net worth individual investors at NAV with no sales commissions or 12b-1 charges. The only type of defined contribution plan that is permitted to become a new investor in the Portfolios offered through this Prospectus is a plan that represents that: (i) the decision to invest plan assets in or withdraw plan assets from a Portfolio will be made solely by a plan fiduciary, such as the plan’s board, without direction from or consultation with any plan participant; and (ii) the plan will make no more than three separate transactions during any given calendar quarter. During periods of market volatility the Trust may permit additional transactions on a case by case basis. The Trust is not primarily designed for defined contribution plans that are participant-directed or frequently trade Portfolio shares, and therefore the Trust requires the above representations from any new defined contribution plan investors. The Manager reserves the right to reject any purchase order made by a new defined contribution plan investor that does not meet the above representations or that follows a pattern of market timing as described in this Prospectus. The International Equity and The Emerging Markets Portfolios are closed to any new investors. Existing shareholders of these closed Portfolios, including participants of existing defined benefit plans that have the closed Portfolio(s) on their investment platform, as well as shareholders of The Labor Select International Equity Portfolio, may continue to purchase shares of the closed Portfolios.

Minimum Investments. The minimum initial investment for a shareholder is $1 million in the aggregate across all Portfolios of the Trust. There are no minimums for subsequent contributions in a Portfolio where the aggregate minimum initial investment for the Trust has been satisfied.

Certain types of shareholders may invest in the Portfolios without meeting the minimum initial investment of $1 million. Shareholders that have institutional accounts or invest in a collective trust managed by the Manager’s affiliate, Delaware Investment Advisers, a series of Delaware Management Business Trust, and portfolio managers of the Portfolios seeking to invest in Portfolios they manage, may invest in the Portfolios without meeting the minimum initial investment of $1 million. The Trust reserves the right to redeem a shareholder’s account in the event the value of the shareholder’s shares falls below $500,000 for reasons other than market reductions in net asset value.

Purchase Price. You may buy shares at the Portfolio’s NAV per share, which is calculated as of the close of the NYSE regular trading hours (ordinarily 4:00 P.M. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the Trust. Except in the case of in-kind purchases and as described below, an order will be accepted by the Trust after (1) the Trust is notified by telephone, email, facsimile, or other means acceptable to the Trust of your purchase order and (2) Federal Funds have been delivered to the Trust’s agent. If notice is given or Federal Funds are delivered after that time, the purchase order will be priced at the close of the NYSE on the following Business Day.

In addition, the Trust’s service providers have entered into agreements with certain authorized agents to allow such agents to accept purchase orders on the Trust’s behalf. For purposes of pricing, a purchase order will be deemed to be accepted by the Trust when such authorized agent accepts the order on behalf of the Trust pursuant to the terms of the agent’s agreement. Among other things, there are certain terms in the agreement that give the Trust assurances that the agent has received a purchase order before the close of the NYSE’s regular trading hours in order to receive that day’s NAV. The Manager reserves the right to reject any purchase order.

Purchase Reimbursement Fee. In the case of The Emerging Markets Portfolio, there is normally a purchase reimbursement fee that applies to all purchases, including purchases made in an exchange from one Portfolio to another under the exchange privilege or otherwise. That fee, which is paid by investors to the Portfolio, equals 0.55% of the dollar amount invested in the Portfolio. This purchase reimbursement fee is deducted automatically from the amount invested; it cannot be paid separately. The fee will generally not apply to investments in the Portfolio that are permitted to be made by contributions of securities in kind, that are made by reinvestments of dividends or other distributions, or as otherwise determined by the Trust as described herein. See “Other purchase and redemption considerations” and “In-kind purchases” below.

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How to Purchase Shares by Federal Funds Wire. Purchases of shares of a Portfolio should be made by having your bank wire Federal Funds to The Bank of New York Mellon as described below. In order to ensure prompt receipt of your Federal Funds Wire and processing of your purchase order, it is important that the following steps be taken:

First, complete the Account Registration Form and send it via facsimile to 215 255-1162, email it to cssupportteam@delinvest.com, or mail it to:
Delaware Pooled® Trust
Attn: Client Services
2005 Market Street
Philadelphia, PA 19103-7094

Second, telephone the Trust at 800 231-8002 (or contact the Trust via email (cssupportteam@delinvest.com), facsimile, or other means acceptable to the Trust) and provide us with the account name, address, telephone number, Tax Identification Number, the Portfolio(s) selected, the amount being wired, and by which bank and which specific branch, if applicable. The Manager will provide you with a Trust account number.

Third, instruct your bank to wire the specified purchase amount of Federal Funds to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. The funds should be sent to the attention of Delaware Pooled Trust (be sure to have your bank include the name of the Portfolio(s) selected, the account number assigned to you, and your account name). Federal Funds purchase orders will be accepted only on a day on which the Trust, the NYSE, The Bank of New York Mellon, and the Trust’s custodians are open for business.

Additional Investments. You may add to your shareholder account at any time and in any amount. Procedures for purchasing shares are the same as those followed for a new account as described above:

First, notify the Trust of your impending purchase by calling us at 800 231-8002, or by contacting the Trust via email at cssupportteam@delinvest.com.
Then be sure that your bank follows the same procedures as described above with respect to the wiring of Federal Funds to The Bank of New York Mellon.

In-Kind Purchases. The Trust, in its sole discretion, may permit investors to make an investment by a contribution of securities in kind or by following another procedure that will have the same economic effect as an in-kind purchase. In either case, such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. The purchase price per share for investors purchasing shares by an in-kind procedure or by such other permitted procedure shall be the NAV next determined after acceptance by the Portfolio of the investor’s purchase order. Investors wishing to make an investment by a contribution of securities in kind should contact the Trust at 800 231-8002 to determine whether the Portfolio’s advisor will agree to accept the investor’s proposed in-kind contribution and, if so, to make appropriate arrangements to settle the transaction. The assets provided to the Portfolio pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate the Portfolio’s NAV. See “Valuation of shares.” At such time as the Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with an affiliate of Delaware Investments to make investments in any of the Trust’s Portfolios by a contribution of securities in kind to such Portfolios.

Eligible investors may be required to make their investments in the Portfolio pursuant to instructions of the Trust, by a contribution of securities in kind to the Portfolio or by following another procedure that will have the same economic effect as an in-kind purchase. Institutions proposing to invest an amount that at the time they contact the Trust would constitute 5% or more of the assets of a Portfolio may, under normal circumstances, be required to make purchases by tendering securities in which the Portfolio otherwise would invest or by following another procedure that will have the same economic effect as an in-kind purchase. Such investors will be required to pay the brokerage or other transaction costs arising in connection with acquiring the subject securities. Prospective investors will be notified after they contact the Trust whether their investment must be made in kind or by such other procedure and, if in kind, what securities must be tendered.

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REDEMPTION OF SHARES

You may withdraw all or any portion of the amount in your account by redeeming shares at any time by submitting a request in accordance with the instructions provided below. Each Portfolio will redeem its shares at the NAV next determined after the request is received in “good order.” The proceeds of any redemption may be more or less than the purchase price of your shares depending on the market value of the investment securities held by the Portfolio.

In the case of The Emerging Markets Portfolio, there is normally a redemption reimbursement fee that applies to all redemptions, including redemptions made in an exchange from one Portfolio to another under the exchange privilege or otherwise. That fee, which is paid by the redeeming shareholder to the Portfolio, equals 0.55% of the dollar amount redeemed for The Emerging Markets Portfolio. This redemption reimbursement fee is deducted automatically from the amount redeemed; it cannot be paid separately. The fee will generally not apply in situations where shareholders are given their redemption proceeds in kind in portfolio securities, or as otherwise determined by the Trust as described herein. See “Other purchase and redemption considerations” and “Redemptions in kind” below.

How to Redeem Shares by Mail or Fax Message

“Good order” for purposes of mail or facsimile message redemptions means that the request to redeem must adhere to the following procedures:

A letter of instruction must be sent to the Trust specifying the number of shares or dollar amount to be redeemed signed by the appropriate corporate or organizational officer(s) or other designated individuals or entities exactly as they appear on the Account Registration Form. Unless a letter of instruction directs otherwise or a separate written request has been submitted to the Trust as described in the next paragraph, the redemption proceeds will be wired to the commercial bank or account designation identified on the Account Registration Form. Signature guarantees will be required for certain types of transactions.*

If you wish to change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a separate written request must be submitted to the Trust at the address listed below before the redemption request is made. Requests to change the bank or account designation must be signed by the appropriate person(s) authorized to act on behalf of the shareholder. Under certain circumstances, the Trust may require that a signature guarantee accompany your request.* Copies of the request must be sent to both the current commercial bank and the new designee bank. Prior to redemption, the Trust will telephonically confirm the change with both the current and the new designee banks. Further clarification of these procedures can be obtained by calling the Trust.

Send your requests to:
Delaware Pooled® Trust
Attn: Client Services
2005 Market Street
Philadelphia, PA 19103-7094
Fax Number: 215 255-1162

Please call the Trust at 800 231-8002 to inform Client Services of your intent to send a facsimile message.

*Call the Trust for specific signature-guarantee requirements.

How to Redeem Shares by Telephone

“Good order” for purposes of telephone redemptions means that the request to redeem must adhere to the following procedures:

If you have previously elected the telephone redemption option on the Account Registration Form, you can request a redemption of your shares (either by specifying the number of shares or dollar amount to be redeemed) by calling the Trust at 800 231-8002 and requesting the redemption proceeds be wired to the commercial bank or account designation identified on the Account Registration Form.

Shares cannot be redeemed by telephone if stock certificates are held for those shares, or in instances when the in-kind redemption procedures are triggered, as described below. Please contact the Trust for further details.

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In times of drastic market conditions, the telephone redemption option may be difficult to implement. If you experience difficulty in making a telephone redemption, your request may be made by mail or facsimile message pursuant to the procedures described above.

The Trust’s telephone redemption privileges and procedures may be modified or terminated by the Trust only upon written notice to the Trust’s shareholders.

To change the name of the commercial bank or account designated to receive the redemption proceeds as provided in the Account Registration Form or otherwise, a written request must be sent to the Trust at the address above. The request will be processed pursuant to the procedures described in the second bullet point under “How to redeem shares by mail or fax message.”

In addition, Trust service providers have entered into agreements with certain authorized agents to allow such agents to accept redemption orders on the Trust’s behalf. For purposes of pricing, a redemption order will be deemed to be received in “good order” when such authorized agent accepts the order on behalf of the Trust pursuant to the terms of its agreement. Among other things, there are certain terms in the agreement that give the Trust assurances that the agent has received a redemption order before the close of the NYSE’s regular trading hours in order to receive that day’s NAV.

Redemptions In Kind. The Trust, in its sole discretion, may permit shareholders to accept their redemption proceeds in kind in portfolio securities or pursuant to another procedure that will have the same economic effect as an in-kind redemption. In either case, a shareholder that redeems shares pursuant to this section will bear the brokerage or other transaction costs of selling the portfolio securities received in kind representing the value of their redeemed shares. The redemption price per share for shareholders redeeming shares by in-kind or by such other permitted procedure shall be the NAV next determined after the redemption request is received in good order. The portfolio securities provided to the shareholder pursuant to these procedures shall be valued consistent with the same valuation procedures used to calculate a Portfolio’s NAV. See “Valuation of shares.”

Institutions proposing to redeem an amount that, at the time they notify the Trust of their intention to redeem (as described below), would constitute 5% or more of the assets of a Portfolio may, under normal circumstances, and if applicable law permits, be required to accept their redemption proceeds in kind in portfolio securities, unless they elect another procedure that will have the same economic effect as an in-kind redemption. A shareholder may also be required to accept redemption proceeds by a distribution in kind of securities held by a Portfolio if the Trust determines that it would be detrimental to the best interests of the remaining Portfolio shareholders to make a redemption payment wholly or partly in cash. Such shareholders described herein will be required to bear the brokerage or other transaction costs of selling the portfolio securities received in kind. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Portfolio during any 90 day period for any one shareholder. Investors should contact the Trust at 800 231-8002 for further information.

Important Redemption Information. Because the Trust’s shares are sold to institutions and high net worth individual investors with a relatively high investment minimum, Trust shareholders likely will hold a significant number of Trust shares. For this reason, the Trust requests that shareholders proposing to make a large redemption order give the Trust at least 10 days’ advance notice of any such order. This request can easily be satisfied by calling the Trust at 800 231-8002, and giving notification of your future intentions.

Once a formal redemption order is received in good order, the Trust, in the case of redemptions to be made in cash, normally will make payment for all shares redeemed under this procedure within three Business Days of receipt of the order. In no event, however, will payment be made more than seven days after receipt of a redemption request in good order. The Trust may suspend the right of redemption or postpone the date at times when the NYSE is closed, or under any emergency circumstances as determined by the SEC. As described above, the Trust may also pay the redemption proceeds in whole or in part by a distribution in kind of securities held by a Portfolio in lieu of cash in conformity with applicable rules of the SEC.

Due to the relatively high cost of maintaining shareholder accounts, the Trust reserves the right to redeem your shares in a Portfolio if the value of your holdings in that Portfolio is below $500,000. The Trust, however, will not redeem shares based solely upon market reductions in NAV. If the Trust intends to take such action, a shareholder will be notified and given 90 days to make an additional investment before the redemption is processed.

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OTHER PURCHASE AND REDEMPTION CONSIDERATIONS

Payments to Intermediaries

The Distributor, Delaware Distributors, L.P., and its affiliates may pay additional compensation at their own expense and not as an expense of a Portfolio to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Portfolio shares and/or shareholder servicing, including providing a Portfolio with “shelf space” or a higher profile with the Financial Intermediaries’ consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Portfolio shares, maintaining share balances and/or for sub-accounting, administrative, or shareholder processing services, marketing, educational support, and ticket charges. Such payments are in addition to any fees, including sub-accounting fees, and/or transfer agency fees that may be payable by a Portfolio. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of a Portfolio and/or some or all other Delaware Investments® Funds), amount of assets invested by the Financial Intermediary’s customers (which could include current or aged assets of a Portfolio and/or some or all other Delaware Investments® Funds), a Portfolio’s advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Portfolios’ shares.

For more information, please see the SAI.

Purpose of Reimbursement Fees for Certain Portfolios. The purchase and redemption transaction fees are designed to reflect an approximation of the brokerage and other transaction costs associated with the investment of an investor’s purchase amount or the disposition of assets to meet redemptions (especially in regards to costs involved in purchasing and selling international securities for the Portfolio), and to limit the extent to which The Emerging Markets Portfolio (and, indirectly, the Portfolio’s existing shareholders) would have to bear such costs. These costs include, but are not limited to: (1) brokerage costs; (2) market impact costs, that is, the change in market prices that may result when a Portfolio purchases or sells thinly traded stocks; and (3) the effect of the bid-asked spread in international markets.

In particular, when a Portfolio acquires securities of companies in emerging markets, brokerage and other transaction costs incurred when purchasing or selling such stocks are extremely high. There are generally three main components of transaction costs: brokerage fees, the difference between the bid/asked spread, and market impact. Each one of these factors is generally more expensive in emerging market countries than in the U.S., because there is less competition among brokers, lower utilization of technology on the part of the exchanges and brokers, the lack of derivatives instruments, and generally less liquid markets. Consequently, brokerage commissions are high, bid-asked spreads are wide, and the market impact is significant in those markets. In addition to the customary costs described above, most foreign countries also have exchange fees, stamp taxes or other similar costs/fees, of which the reimbursement fees are designed to include an approximation. Without the reimbursement fee, a Portfolio would incur these costs directly, resulting in reduced investment performance for all of its shareholders. With the fee, the brokerage and other transaction costs of purchasing and selling stocks are borne not by all existing shareholders, but only by those investors making transactions.

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As previously described, the purchase reimbursement fee will generally not apply to investments in the Portfolios that are permitted to be made by contributions of securities in kind or reinvestments of dividends or other distributions. Similarly, the redemption reimbursement fee will generally not apply to redemptions made through the delivery of securities in kind held in the Portfolios. In addition, the Trust may, in its sole discretion, permit alternative purchase and redemption methods designed to accomplish the same economic effect as the reimbursement fees. The Trust may waive or reduce the amount of the reimbursement fees in situations where the Trust considers such a waiver or reduction to be equitable in light of the circumstances of the transaction and the purpose of the reimbursement fees. The Trust intends to only waive or reduce the amount of such reimbursement fees to the extent that a Portfolio will not be subject to the cost described in the prior paragraph (such as, but not limited to, when shares are purchased or redeemed in kind). If the Trust determines to accept an alternative method with respect to any purchase or redemption, the reimbursement fee applicable to such transaction will be reduced or waived accordingly.

Fair Valuation. When the Portfolios use fair value pricing, they may take into account any factors they deem appropriate. The Portfolios may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Portfolios to calculate their NAVs may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Portfolios anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolios value their securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Portfolios may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

The Board has delegated responsibility for valuing the Portfolios’ assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board’s oversight.

Investments by Large, Institutional Investors. From time to time, certain large, institutional investors may invest in the Portfolios. A Portfolio may experience relatively large investments or redemptions as a result of the institutional investors either purchasing or redeeming a Portfolio’s shares. These transactions may affect a Portfolio, since a portfolio that experiences redemptions may be required to sell portfolio securities, and a portfolio that receives additional cash will need to invest it. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent a Portfolio may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The Manager, representing the interests of a Portfolio, is committed to minimizing the impact of such transactions on the Portfolio.

Frequent Trading of Portfolio Shares. Each Portfolio discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Portfolios and their shareholders, such as market timing and disruptive trading. The Trust will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a portfolio occurs when investors make consecutive, rapid, short-term “round trips” — that is, purchases into a portfolio followed quickly by redemptions out of that portfolio. A short-term round trip is considered any redemption of portfolio shares within 20 Business Days of a purchase of that portfolio’s shares. If you make a second such short-term round trip in a portfolio within 90 rolling calendar days of a previous short-term round trip in that portfolio, you may be considered a market timer. In determining whether market timing has occurred, a Portfolio will consider short-term round trips to include rapid purchases and sales of Portfolio shares through the exchange privilege. Each Portfolio reserves the right to consider other trading patterns to be market timing.

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Your ability to use a Portfolio’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, the Manager will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. Each Portfolio reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder’s financial intermediary or in any omnibus-type account. Transactions placed in violation of a Portfolio’s market timing policy are not necessarily deemed accepted by the Portfolio and may be rejected by the Portfolio on the next Business Day following receipt by the Portfolio.

Redemptions will continue to be permitted in accordance with the Portfolios’ then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Portfolio shares and avoid frequent trading in Portfolio shares.

Each Portfolio reserves the right to modify this policy at any time without notice, including modifications to the Portfolios’ monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, the Manager seeks to make judgments and applications that are consistent with the interests of each Portfolio’s shareholders. While the Manager will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Portfolios’ market timing policy does not require the Portfolios to take action in response to frequent trading activity. If a Portfolio elects not to take any action in response to frequent trading, such frequent trading activity could continue.

Risks of Market Timing. By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of a Portfolio’s shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Portfolio shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Portfolio may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Portfolio’s shares may also force the Portfolio to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect a Portfolio’s performance, if, for example, the Portfolio incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

Any portfolio may be subject to disruptive activity. However, a portfolio that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a portfolio calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a portfolio’s NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in portfolio share prices that are based on closing prices of foreign securities established some time before a portfolio calculates its own share price.

Any portfolio that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the portfolio’s NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Portfolios that may be adversely affected by such arbitrage include, in particular, portfolios that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction Monitoring Procedures. Each Portfolio, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Portfolio shares. This monitoring process involves several factors, which include scrutinizing transactions in Portfolio shares for violations of the Portfolios’ market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Portfolio may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Portfolios, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Portfolios will attempt to have financial intermediaries apply the Portfolios’ monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Portfolios’ frequent trading policy with respect to an omnibus account, the Portfolios’ transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Portfolios’ transfer agent believes the intermediary’s procedures are reasonably designed to enforce the Portfolios’ frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Portfolios’ transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner’s transactions or restrict the account owner’s trading. If the Portfolios’ transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary’s ability to transact in Portfolio shares.

Limitations on Ability to Detect and Curtail Market Timing. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Portfolios and their agents to detect market timing in Portfolio shares, there is no guarantee that a Portfolio will be able to identify these shareholders or curtail their trading practices. In particular, a Portfolio may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Portfolio shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Miscellaneous. Neither the Trust, the Portfolios, the Trust’s transfer agent, the Trust’s custodians, nor any of the Trust’s affiliates, are responsible for any losses incurred in acting upon investor instructions (via written instruction, telephone instruction or otherwise) for purchase, redemption, or exchange of Portfolio shares that are reasonably believed to be genuine. With respect to such transactions, the Trust will attempt to ensure that reasonable procedures are used to confirm that instructions communicated to the Trust are genuine.

VALUATION OF SHARES

The price of a Portfolio’s shares is based on the Portfolio’s NAV per share. The Manager determines a Portfolio’s NAV per share at the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day that the NYSE is open. The Manager calculates this value by adding the market value of all the securities and assets in each Portfolio’s portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the NAV per share. The Manager generally prices securities and other assets for which market quotations are readily available at their market value. For Portfolios that invest primarily in foreign securities, the NAV may change on days when the shareholders will not be able to purchase or redeem Portfolio shares. The Manager prices fixed income securities on the basis of valuations provided to it by an independent pricing service that uses methods approved by the Board. For all other securities, the Manager uses methods approved by the Board that are designed to price securities at their fair market values.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions Each Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to you. Each Portfolio expects to declare and distribute all of its net investment income, if any, to shareholders as dividends annually. Each Portfolio will distribute net realized capital gains, if any, at least annually, usually in November or December. A Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio. The amount of any distribution will vary, and there is no guarantee a Portfolio will pay either an income dividend or a capital gains distribution. The Manager automatically reinvests all dividends and any capital gains, unless you direct the Manager to do otherwise.

Annual Statements Each year, the Portfolios will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Portfolios make every effort to reduce the number of corrected forms mailed to you. However, if a Portfolio finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Portfolio will send you a corrected Form 1099.

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Avoid “Buying a Dividend” At the time you purchase your Portfolio shares, a Portfolio’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Portfolio. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in a Portfolio just before it declares an income dividend or capital gains distribution is sometimes known as “buying a dividend.”

Tax Considerations
Portfolio Distributions. Each Portfolio expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Portfolio shares or receive them in cash.

For federal income tax purposes, Portfolio distributions of short-term capital gains are taxable to you as ordinary income. Portfolio distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by a Portfolio may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Income derived from investments in derivatives, fixed income securities, U.S. REITs, passive foreign investment companies, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.

If a Portfolio qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.

Sale or Redemption of Portfolio Shares. A sale or redemption of Portfolio shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Portfolio shares for shares of a different Delaware Investments® Fund is the same as a sale. The Portfolios are required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Portfolio shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 (“covered shares”). Cost basis will be calculated using the Portfolios’ default method, unless you instruct a Portfolio to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Portfolios and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments® website at delawareinvestments.com as the information becomes available.

Medicare Tax. An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Portfolio and net gains from redemptions or other taxable dispositions of Portfolio shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup Withholding. By law, if you do not provide a Portfolio with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. A Portfolio also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes. Portfolio distributions and gains from the sale or exchange of your Portfolio shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by a Portfolio from long-term capital gains, if any, and, with respect to taxable years of a Portfolio that begin before Jan. 1, 2015 (unless such provision is extended or made permanent), interest-related dividends paid by the Portfolio from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act (FATCA), a Portfolio will be required to withhold a 30% tax on (a) income dividends paid by a Portfolio after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Portfolio shares paid by a Portfolio after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or to be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. A Portfolio may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Portfolio fails to provide the Portfolio with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of “Dividends, distributions, and taxes” is not intended or written to be used as tax advice. Because everyone’s tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Portfolio.

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Financial highlights

The financial highlights tables are intended to help you understand a Portfolio’s financial performance for the past 5 years or, if shorter, the period of the Portfolio’s operations. Certain information reflects financial results for a single Portfolio share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Portfolio (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Portfolios’ financial statements, is included in the annual report, which is available upon request by calling 800 231-8002.

	The Large-Cap Growth Equity Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$14.600	$11.470	$9.880	$8.900	$7.350
Income from investment operations:
Net investment income[1]	0.109	0.062	0.027	0.053	0.008
Net realized and unrealized gain	2.381	3.121	1.589	0.962	1.559
Total from investment operations	2.490	3.183	1.616	1.015	1.567
Less dividends and distributions from:
Net investment income	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)
Total dividends and distributions	(0.050)	(0.053)	(0.026)	(0.035)	(0.017)
Net asset value, end of period	$17.040	$14.600	$11.470	$9.880	$8.900
Total return[2]	17.10%	27.86%	16.40%	11.43%	21.35%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$277,322	$254,958	$216,467	$170,531	$244,124
Ratio of expenses to average net assets	0.64%	0.65%	0.65%	0.64%	0.65%
Ratio of net investment income to average net assets	0.69%	0.48%	0.25%	0.55%	0.10%
Portfolio turnover	30%	38%	40% [3]	19%	22%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

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Financial Highlights (continued)

	The Large-Cap Value Equity Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$24.190	$18.970	$16.570	$15.130	$13.290
Income from investment operations:
Net investment income[1]	0.473	0.440	0.394	0.346	0.343
Net realized and unrealized gain	3.385	5.170	2.379	1.579	1.851
Total from investment operations	3.858	5.610	2.773	1.925	2.194
Less dividends and distributions from:
Net investment income	(0.321)	(0.390)	(0.373)	(0.485)	(0.354)
Net realized gain	(0.117)	—	—	—	—
Total dividends and distributions	(0.438)	(0.390)	(0.373)	(0.485)	(0.354)
Net asset value, end of period	$27.610	$24.190	$18.970	$16.570	$15.130
Total return[2]	16.19%	30.09%	17.12%	12.98%	16.80%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$139,797	$89,237	$8,417	$6,641	$6,592
Ratio of expenses to average net assets	0.68%	0.70%	0.70%	0.70%	0.70%
Ratio of expenses to average net assets prior to
fees waived	0.68%	0.72%	1.09%	1.24%	1.02%
Ratio of net investment income to average net assets	1.83%	1.97%	2.21%	2.15%	2.46%
Ratio of net investment income to average net assets
prior to fees waived	1.83%	1.95%	1.82%	1.61%	2.14%
Portfolio turnover	19%	9%	14%	133%	42%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Financial Highlights (continued)

	The Focus Smid-Cap Growth Equity Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$20.720	$15.500	$14.810	$12.290	$8.710
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.010)	(0.005)	(0.022)	0.079		(0.031)
Net realized and unrealized gain	1.152	5.446	0.723	2.547	3.611
Total from investment operations	1.142	5.441	0.701	2.626	3.580
Less dividends and distributions from:
Net investment income	(0.012)	—	(0.011)	(0.106)	—
Net realized gain	—	(0.221)	—	—	—
Total dividends and distributions	(0.012)	(0.221)	(0.011)	(0.106)	—
Net asset value, end of period	$21.850	$20.720	$15.500	$14.810	$12.290
Total return[2]	5.51%	35.56%	4.74%	21.44%	41.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$43,281	$89,434	$17,853	$16,721	$4,613
Ratio of expenses to average net assets	0.90%	0.89%	0.92%	0.92%	0.92%
Ratio of expenses to average net assets prior to
fees waived	0.91%	0.89%	0.94%	1.05%	1.44%
Ratio of net investment income (loss) to average net assets	(0.05% )	(0.03% )	(0.14% )	0.54%	(0.30%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived	(0.06% )	(0.03% )	(0.16% )	0.41%	(0.82%	)
Portfolio turnover	40%	26%	44%	16%	86%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Financial Highlights (continued)

The Select 20 Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11		10/31/10
Net asset value, beginning of period	$9.680	$8.140	$6.960	$6.040		$4.980
Income (loss) from investment operations:
Net investment income (loss)[1]	0.006	0.017	(0.002)	0.003			(0.019)
Net realized and unrealized gain	1.516	1.667	1.184	0.917		1.079
Total from investment operations	1.522	1.684	1.182	0.920		1.060
Less dividends and distributions from:
Net investment income	(0.006)	(0.016)	(0.002)	—		—
Net realized gain	(0.146)	(0.128)	—	—		—
Total dividends and distributions	(0.152)	(0.144)	(0.002)	—		—
Net asset value, end of period	$11.050	$9.680	$8.140	$6.960		$6.040
Total return[2]	15.92%	21.00%	16.99%	15.23%		21.29%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$90,354	$188,082	$124,511	$45,978		$11,463
Ratio of expenses to average net assets	0.87%	0.85%	0.86%	0.89%		0.89%
Ratio of expenses to average net assets prior to
fees waived	0.87%	0.85%	0.87%	1.02%		1.24%
Ratio of net investment income (loss) to average net assets	0.06%	0.20%	(0.02% )	0.04%		(0.35%	)
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.06%	0.20%	(0.03% )	(0.09%	)	(0.70%	)
Portfolio turnover	21%	46%	42%	26%		80%

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Financial Highlights (continued)

	The International Equity Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$15.340	$12.840	$13.120	$13.680	$12.980
Income (loss) from investment operations:
Net investment income[1]	0.629	0.337	0.441	0.471	0.406
Net realized and unrealized gain (loss)	(0.429)	2.700	(0.183)	(0.596)	0.712
Total from investment operations	0.200	3.037	0.258	(0.125)	1.118
Less dividends and distributions from:
Net investment income	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)
Total dividends and distributions	(0.420)	(0.537)	(0.538)	(0.435)	(0.418)
Net asset value, end of period	$15.120	$15.340	$12.840	$13.120	$13.680
Total return[2]	1.46%	24.59%	2.26%	(0.88% )	8.77%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$446,527	$491,683	$467,827	$589,109	$809,011
Ratio of expenses to average net assets	0.86%	0.88%	0.85%	0.77%	0.87%
Ratio of net investment income to average net assets	4.04%	2.48%	3.56%	3.48%	3.18%
Portfolio turnover	21%	20%	16% [3]	22%	18%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[3] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

74

Financial Highlights (continued)

	The Labor Select International Equity Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$15.070	$12.650	$12.920	$13.570	$12.930
Income (loss) from investment operations:
Net investment income[1]	0.693	0.324	0.441	0.451	0.390
Net realized and unrealized gain (loss)	(0.573)	2.516	(0.176)	(0.695)	0.626
Total from investment operations	0.120	2.840	0.265	(0.244)	1.016
Less dividends and distributions from:
Net investment income	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)
Total dividends and distributions	(0.450)	(0.420)	(0.535)	(0.406)	(0.376)
Net asset value, end of period	$14.740	$15.070	$12.650	$12.920	$13.570
Total return[2]	0.86%	23.11%	2.40%	(1.79% )	8.00%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$373,497	$506,102	$509,527	$572,642	$740,952
Ratio of expenses to average net assets	0.86%	0.88%	0.87%	0.85%	0.87%
Ratio of net investment income to average net assets	4.54%	2.43%	3.59%	3.37%	3.07%
Portfolio turnover	23%	16%	17%	20%	13%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

75

Financial Highlights (continued)

	The Emerging Markets Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$10.110	$10.160	$10.510	$11.420	$9.430
Income (loss) from investment operations:
Net investment income[1]	0.216	0.175	0.177	0.266	0.259
Net realized and unrealized gain (loss)	(0.080)	0.158	0.467	(0.873)	1.926
Total from investment operations	0.136	0.333	0.644	(0.607)	2.185
Less dividends and distributions from:
Net investment income	(0.178)	(0.239)	(0.220)	(0.330)	(0.212)
Net realized gain	(0.334)	(0.164)	(0.798)	—	—
Total dividends and distributions	(0.512)	(0.403)	(1.018)	(0.330)	(0.212)
Reimbursement fees:
Purchase reimbursement fees[1,2]	0.005	0.014	0.006	0.005	0.009
Redemption reimbursement fees[1,2]	0.011	0.006	0.018	0.022	0.008
	0.016	0.020	0.024	0.027	0.017
Net asset value, end of period	$9.750	$10.110	$10.160	$10.510	$11.420
Total return[3]	1.89%	3.36%	7.81%	(5.22% )	23.79%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$310,211	$333,884	$316,809	$531,527	$750,190
Ratio of expenses to average net assets	1.16%	1.20%	1.20%	1.14%	1.17%
Ratio of net investment income to average net assets	2.25%	1.72%	1.80%	2.41%	2.57%
Portfolio turnover	30%	40% [4]	38% [4]	39%	39%

[1] The average shares outstanding method has been applied for per share information.
[2] The Portfolio charges a 0.55% purchase reimbursement fee and a 0.55% redemption reimbursement fee, which are retained by the Portfolio.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return does not reflect the purchase reimbursement fee and the redemption reimbursement fee.
[4] Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

76

Financial Highlights (continued)

	The Emerging Markets Portfolio II
					Period from
	Year ended				6/23/10[1] to
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$9.650	$8.170	$8.550	$9.660	$8.500
Income (loss) from investment operations:
Net investment income[2]	0.062	0.075	0.070	0.089	0.019
Net realized and unrealized gain (loss)	0.297	1.446	(0.028)	(1.099)	1.141
Total from investment operations	0.359	1.521	0.042	(1.010)	1.160
Less dividends and distributions from:
Net investment income	(0.092)	(0.041)	(0.128)	(0.026)	—
Net realized gain	(0.037)	—	(0.294)	(0.074)	—
Total dividends and distributions	(0.129)	(0.041)	(0.422)	(0.100)	—
Net asset value, end of period	$9.880	$9.650	$8.170	$8.550	$9.660
Total return[3]	3.80%	18.68%	0.89%	(10.58% )	13.65%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$42,515	$42,223	$29,686	$15,339	$11,364
Ratio of expenses to average net assets	1.20%	1.20%	1.20%	1.25%	1.40%
Ratio of expenses to average net assets prior to
fees waived	1.32%	1.36%	1.41%	1.64%	2.17%
Ratio of net investment income to average net assets	0.64%	0.85%	0.87%	0.94%	0.59%
Ratio of net investment income (loss) to average net assets
prior to fees waived	0.52%	0.69%	0.66%	0.55%	(0.18%	)
Portfolio turnover	11%	11%	12%	23%	9%

[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

77

Financial Highlights (continued)

	The High-Yield Bond Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$8.720	$8.350	$7.830	$8.110	$7.350
Income (loss) from investment operations:
Net investment income[1]	0.496	0.529	0.592	0.613	0.691
Net realized and unrealized gain (loss)	(0.063)	0.291	0.511	(0.274)	0.731
Total from investment operations	0.433	0.820	1.103	0.339	1.422
Less dividends and distributions from:
Net investment income	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)
Total dividends and distributions	(0.543)	(0.450)	(0.583)	(0.619)	(0.662)
Net asset value, end of period	$8.610	$8.720	$8.350	$7.830	$8.110
Total return[2]	5.23%	10.24%	15.31%	4.52%	20.85%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$143,182	$135,310	$113,048	$57,840	$29,437
Ratio of expenses to average net assets	0.57%	0.57%	0.58%	0.59%	0.59%
Ratio of expenses to average net assets prior to
fees waived	0.57%	0.57%	0.58%	0.60%	0.74%
Ratio of net investment income to average net assets	5.76%	6.29%	7.53%	7.82%	9.29%
Ratio of net investment income to average net assets
prior to fees waived	5.76%	6.29%	7.53%	7.81%	9.14%
Portfolio turnover	101%	90%	68%	77%	144%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

78

Financial Highlights (continued)

	The Core Plus Fixed Income Portfolio
	Year ended
	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$10.100	$10.540	$10.050	$10.130	$9.700
Income (loss) from investment operations:
Net investment income[1]	0.294	0.289	0.320	0.369	0.463
Net realized and unrealized gain (loss)	0.201	(0.346)	0.460	0.081	0.660
Total from investment operations	0.495	(0.057)	0.780	0.450	1.123
Less dividends and distributions from:
Net investment income	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)
Total dividends and distributions	(0.225)	(0.383)	(0.290)	(0.530)	(0.693)
Net asset value, end of period	$10.370	$10.100	$10.540	$10.050	$10.130
Total return[2]	5.02%	(0.55% )	7.95%	4.80%	12.05%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$77,036	$56,641	$60,313	$53,851	$50,305
Ratio of expenses to average net assets	0.45%	0.45%	0.45%	0.45%	0.45%
Ratio of expenses to average net assets prior to
fees waived	0.65%	0.70%	0.62%	0.64%	0.65%
Ratio of net investment income to average net assets	2.90%	2.84%	3.14%	3.77%	4.80%
Ratio of net investment income to average net assets
prior to fees waived	2.70%	2.59%	2.97%	3.58%	4.60%
Portfolio turnover	339%	358%	327%	273%	239%

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

79

Delaware Pooled®
Trust

Additional information about the Portfolios’ investments is available in their annual and semiannual shareholder reports. In the Portfolios’ annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal period. You can find more information about the Portfolios and the Trust in the current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Portfolios, write to us at 2005 Market Street, Philadelphia, PA 19103-7094, call toll-free at 800 231-8002, e-mail us at the e-mail address below, or go to delawareinvestments.com/institutional. You may also obtain additional information about the Portfolios from your financial advisor.

You can find reports and other information about the Portfolios on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-1520. Information about the Portfolios, including their SAI, can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

Contact information

E-mail

cssupportteam@delinvest.com

Shareholder inquiries

Call us at 800 231-8002

●	For Portfolio information, literature, price, yield, and performance figures.
●	For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

Investment Company Act File Number: 811-06322

83

PR-DPT [10/14] DG3 2/15 PO 20291

Prospectus

Alternative / specialty mutual fund

Alternative / specialty mutual fund

Delaware REIT Fund


February 27, 2015


Nasdaq ticker symbols
Class A	DPREX
Class C	DPRCX
Class R	DPRRX
Institutional Class	DPRSX

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Get shareholder reports and prospectuses online instead of in the mail.
Visit delawareinvestments.com/edelivery.



Fund summary

Delaware REIT Fund

What are the Fund's investment objectives?

Delaware REIT Fund seeks maximum long-term total return, with capital appreciation as a secondary objective.

What are the Fund's fees and expenses?


The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales-charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Delaware Investments® Funds. More information about these and other discounts is available from your financial advisor, in the Fund's prospectus under the section entitled "About your account," and in the Fund's statement of additional information (SAI) under the section entitled "Purchasing Shares."

Shareholder fees (fees paid directly from your investment)
Class	A	C	R	Inst.
Maximum sales charge (load) imposed on purchases as a percentage of offering price	5.75%	none	none	none
Maximum contingent deferred sales charge(load) as a percentage of original purchaseprice or redemption price, whichever is lower	none	1.00%[1]	none	none
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	R	Inst.
Management fees	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fees	0.25%	1.00%	0.50%	none
Other expenses	0.34%	0.34%	0.34%	0.34%
Total annual fund operating expenses	1.34%	2.09%	1.59%	1.09%
1	Class C shares redeemed within one year of purchase are subject to a 1.00% contingent deferred sales charge (CDSC).

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

		(if not
		redeemed)
Class	A	C	C	R	Inst.
1 year	$704	$212	$312	$162	$111
3 years	$975	$655	$655	$502	$347
5 years	$1,267	$1,124	$1,124	$866	$601
10 years	$2,095	$2,421	$2,421	$1,889	$1,329

Portfolio turnover


The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.


What are the Fund's principal investment strategies?


The Fund invests primarily in securities of companies that are principally engaged in the real estate industry. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in real estate investment trusts (REITs) (80% policy).


In managing the Fund's portfolio, we strive to include REITs that represent a variety of different sectors in the real estate industry. As we consider individual REITs for the portfolio, we carefully evaluate each REIT's management team. We generally look for those that:

  retain a substantial portion of the properties' cash flow;

  effectively use capital to expand;

  have a strong ability to raise rents; and

  can create a franchise value for the REIT.


The Fund's 80% policy is nonfundamental and may be changed without shareholder approval. Fund shareholders would be given at least 60 days' notice prior to any such change.


What are the principal risks of investing in the Fund?

Investing in any mutual fund involves the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. Principal risks include:

Investments not guaranteed by Delaware Management Company (Manager) or its affiliates  — Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Market risk  — The risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

Real estate industry risk  — This risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Interest rate risk  — The risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small- and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.


Foreign risk  — The risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic conditions; the imposition of economic or trade sanctions; or inadequate or different regulatory and accounting standards.


Foreign government/supranational risk — The risk that a foreign government or government-related issuer may be unable to make timely payments on its external debt obligations.

Currency risk  — The risk that the value of a portfolio's investments may be negatively affected by changes in foreign currency exchange rates.


Derivatives risk  — Derivatives contracts, such as options and futures, may involve additional expenses (such as the payment of premiums) and are subject to significant loss if a security or a securities index to which a derivatives contract is associated moves in the opposite direction from what the portfolio manager anticipated. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to financial difficulties (such as a bankruptcy or reorganization).


Prepayment risk  — The risk that the principal on a bond that is held by a portfolio will be prepaid prior to maturity at a time when interest rates are lower than what that bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.


Liquidity risk  — The possibility that securities cannot be readily sold within seven days at approximately the price at which a portfolio has valued them.


Government and regulatory risk  — The risk that governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance.


How has Delaware REIT Fund performed?

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the 1-, 5-, and 10-year periods compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. The returns reflect any expense caps in effect during these periods. The returns would be lower without the expense caps. You may obtain the Fund's most recently available month-end performance by calling 800 523-1918 or by visiting our website at delawareinvestments.com/performance.

Year-by-year total return (Class A)



During the periods illustrated in this bar chart, Class A's highest quarterly return was 30.00% for the quarter ended Sept. 30, 2009 and its lowest quarterly return was -36.92% for the quarter ended Dec. 31, 2008. The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the highest/lowest quarterly returns or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual total returns in the table below do include the sales charge.


Average annual total returns for periods ended December 31, 2014

	1 year	5 years	10 years
Class A return before taxes	21.44%	14.88%	6.67%
Class A return after taxes on distributions	19.16%	13.68%	4.50%
Class A return after taxes on distributions and sale of Fund shares	13.10%	11.55%	4.91%
Class C return before taxes	26.95%	15.37%	6.50%
Class R return before taxes	28.58%	15.96%	7.02%
Institutional Class return before taxes	29.20%	16.51%	7.56%
FTSE NAREIT Equity REITs Index (reflects no deduction for fees, expenses, or taxes)	30.14%	16.88%	8.31%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Who manages the Fund?

Investment manager

Delaware Management Company, a series of Delaware Management Business Trust

Portfolio managers	Title with Delaware Management Company	Start date on the Fund
Babak "Bob" Zenouzi	Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)	May 2006
Damon J. Andres, CFA	Vice President, Senior Portfolio Manager	January 1997

Purchase and redemption of Fund shares


You may purchase or redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (Business Day). Shares may be purchased or redeemed: through your financial advisor; through the Fund's website at delawareinvestments.com; by calling
800 523-1918; by regular mail (c/o Delaware Investments, P.O. Box 9876, Providence, RI 02940-8076); by overnight courier service (c/o Delaware Service Center, 4400 Computer Drive, Westborough, MA 01581-1722); or by wire.


For Class A and Class C shares, the minimum initial investment is generally $1,000 and subsequent investments can be made for as little as $100. The minimum initial investment for IRAs, Uniform Gifts/Transfers to Minors Act accounts, direct deposit purchase plans, and automatic investment plans is $250 and through Coverdell Education Savings Accounts is $500, and subsequent investments in these accounts can be made for as little as $25. For Class R and Institutional Class shares (except those shares purchased through an automatic investment plan), there is no minimum initial purchase requirement, but certain eligibility requirements must be met. The eligibility requirements are described in the prospectus under "Choosing a share class" and on the Fund's website. We may reduce or waive the minimums or eligibility requirements in certain cases.


Tax information


The Fund's distributions generally are taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.


Payments to broker/dealers and other financial intermediaries


If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

How we manage the Fund

We take a disciplined approach to investing, combining investment strategies and risk-management techniques that we believe can help shareholders meet their goals.

Our investment strategies


The Manager researches individual companies and analyzes economic and market conditions, seeking to identify the securities or market sectors that it believes are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment objectives.


The Fund strives to achieve maximum long-term total return. Capital appreciation is a secondary objective. The Manager invests in securities of companies principally engaged in the real estate industry. Under normal circumstances, the Fund will invest at least 80% of its net assets in REITs. The Fund may also invest in equity securities of real estate industry operating companies known as REOCs.


The Manager does not normally acquire securities for short-term purposes; however, the Manager may take advantage of short-term opportunities that are consistent with the Fund's investment objectives.


The Fund's investment objectives are nonfundamental. This means that the Fund's Board of Trustees (Board) may change the objectives without obtaining shareholder approval. If the objectives or the 80% policy were changed, the Fund would notify shareholders at least 60 days before the change became effective.

The securities in which the Fund typically invests

Real estate investment trusts (REITs)


REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate–related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.


How the Fund uses them:  The Fund may invest without limit in shares of REITs.

Real estate industry operating companies (REOCs)

A REOC is a company that derives at least 50% of its gross revenues or net profits from: (1) ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate; or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing.

How the Fund uses them: The Fund may invest without limit in REOCs.

Foreign securities and American depositary receipts (ADRs)

Foreign securities are issued directly by non-U.S. entities. ADRs are typically issued by a U.S. bank and represent the bank's holdings of a stated number of shares of a foreign corporation. An ADR entitles the holder to all dividends and capital gains earned by the underlying foreign shares. ADRs are typically bought and sold on U.S. securities exchanges in the same way as other U.S. securities. Sponsored ADRs are issued jointly by the issuer of the underlying security and the depositary, and unsponsored ADRs are issued by the depositary without the participation of the issuer of the underlying security.

How the Fund uses them: From time to time, the Fund may invest in sponsored or unsponsored ADRs that are actively traded in the United States.

The Fund may invest up to 10% of its net assets in securities of foreign issuers. Such foreign securities may be traded on a foreign exchange or they may be in the form of ADRs.

Futures and options

Futures contracts are agreements for the purchase or sale of a security or a group of securities at a specified price, on a specified date. Unlike purchasing an option, a futures contract must be executed unless it is sold before the settlement date.

Options represent a right to buy or sell a swap agreement or a security or a group of securities at an agreed-upon price at a future date. The purchaser of an option may or may not choose to go through with the transaction. The seller of an option, however, must go through with the transaction if the purchaser exercises the option.

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Certain options and futures may be considered derivatives securities.

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How the Fund uses them: If the Fund has stocks that have unrealized gains, the Manager may want to protect those gains when it anticipates adverse conditions. The Fund might use options or futures to neutralize the effect of any anticipated price declines without selling the security. The Fund may also use options or futures to gain exposure to a particular market segment without purchasing individual securities in that segment, particularly if the Fund had excess cash that it wanted to invest quickly.

The Fund might use covered call options if the Manager believes that doing so would help the Fund meet its investment objectives.

Use of these strategies can increase the operating costs of the Fund and can lead to loss of principal.

The Fund has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act (CEA) and, therefore, is not subject to registration or regulation as a commodity pool operator under the CEA.

Repurchase agreements

A repurchase agreement is an agreement between a buyer of securities, such as a fund, and a seller of securities, in which the seller agrees to buy the securities back within a specified time at the same price the buyer paid for them, plus an amount equal to an agreed-upon interest rate. Repurchase agreements are often viewed as equivalent to cash.

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How the Fund uses them: Typically, the Fund uses repurchase agreements as short-term investments for its cash position. In order to enter into these repurchase agreements, the Fund must have collateral of at least 102% of the repurchase price. The Fund will only enter into repurchase agreements in which the collateral is composed of U.S. government securities. At the Manager's discretion, the Fund may invest overnight cash balances in short-term discount notes issued or guaranteed by the U.S. government, its agencies or instrumentalities, or government-sponsored enterprises.

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Restricted securities

Restricted securities are privately placed securities whose resale is restricted under U.S. securities laws.

How the Fund uses them: The Fund may invest in privately placed securities, including those that are eligible for resale only among certain institutional buyers without registration, which are commonly known as "Rule 144A Securities." Restricted securities that are determined to be illiquid may not exceed the Fund's limit on investments in illiquid securities.

Illiquid securities

Illiquid securities are securities that do not have a ready market and cannot be readily sold within seven days at approximately the price at which a fund has valued them. Illiquid securities include repurchase agreements maturing in more than seven days.

How the Fund uses them: The Fund may invest up to 15% of its net assets in illiquid securities.

Other investment strategies

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Borrowing from banks

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The Fund may borrow money from banks as a temporary measure for extraordinary or emergency purposes or to facilitate redemptions. The Fund will be required to pay interest to the lending banks on the amount borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objectives.

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Lending securities

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The Fund may lend up to 25% of its assets to qualified broker/dealers or institutional investors for their use in securities transactions. Borrowers of the Fund's securities must provide collateral to the Fund and adjust the amount of collateral each day to reflect changes in the value of the loaned securities. These transactions, if any, may generate additional income for the Fund.

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Purchasing securities on a when-issued or delayed-delivery basis

The Fund may buy or sell securities on a when-issued or delayed-delivery basis; that is, paying for securities before delivery or taking delivery at a later date. The Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily.

Initial public offerings (IPOs)

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Under certain market conditions, the Fund may invest in companies at the times of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

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Temporary defensive positions

In response to unfavorable market conditions, the Fund may make temporary investments in cash or cash equivalents or other high-quality, short-term instruments. These investments may not be consistent with the Fund's investment objectives. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objectives.

The risks of investing in the Fund

Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. The information below describes the principal risks you assume when investing in the Fund. Please see the SAI for a further discussion of these risks and other risks not discussed here.

Market risk

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Market risk is the risk that all or a majority of the securities in a certain market — such as the stock or bond market — will decline in value because of factors such as adverse political or economic conditions, future expectations, investor confidence, or heavy institutional selling.

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How the Fund strives to manage it: The Fund maintains a long-term investment approach and focuses on securities that the Manager believes can appreciate over an extended period of time regardless of interim market fluctuations. The Manager does not try to predict overall market movements. Although the Fund may hold securities for any amount of time, it generally does not trade for short-term purposes.

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The Fund may hold a substantial part of its assets in cash or cash equivalents as a temporary, defensive strategy.

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Industry and security risks

Industry risk is the risk that the value of securities in a particular industry (such as financial services or manufacturing) will decline because of changing expectations for the performance of that industry.

Security risk is the risk that the value of an individual stock or bond will decline because of changing expectations for the performance of the individual company issuing the stock or bond (due to situations that could range from decreased sales to events such as a pending merger or actual or threatened bankruptcy).

How the Fund strives to manage them: The Fund intends to hold a number of different individual securities, seeking to manage security risk. However, the Fund does concentrate on the real estate industry. As a consequence, the share price of the Fund may fluctuate in response to factors affecting that industry, and may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any single economic, political, or regulatory occurrence affecting the real estate industry.

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While the Manager does not intend to invest the Fund's assets directly in real estate, under certain circumstances the Fund could own real estate directly as a result of a default on securities in the portfolio. If the Fund has rental income or income from the direct disposition of real property, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company.

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Real estate industry risk

Real estate industry risk includes, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties resulting from, environmental problems; casualty for condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. REITs are subject to substantial cash-flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (Internal Revenue Code), or other similar statute in non-U.S. countries and/or to maintain exemptions from the Investment Company Act of 1940, as amended (1940 Act).

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How the Fund strives to manage it:   Because the Fund invests principally in companies in the real estate and real estate–related sectors, it is subject to the risks associated with the real estate industry. The Manager will strive to manage these risks through careful selection of individual securities.

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Interest rate risk

Interest rate risk is the risk that securities will decrease in value if interest rates rise. The risk is generally associated with bonds; however, because small and medium-sized companies and companies in the real estate sector often borrow money to finance their operations, they may be adversely affected by rising interest rates.

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How the Fund strives to manage it:  If the Fund invests in REITs or other companies that hold fixed-rate obligations, the Manager would expect the value of those investments to decrease if interest rates rise and increase if interest rates decline. However, lower interest rates also tend to increase the chances that a bond will be refinanced, which can hurt the returns of REITs or other companies that hold fixed-rate obligations. The Manager strives to manage this risk by monitoring interest rates and evaluating their potential impact on securities already in the portfolio or those the Manager is considering for purchase.

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Foreign risk

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Foreign risk is the risk that foreign securities (particularly in emerging markets) may be adversely affected by political instability; changes in currency exchange rates; inefficient markets and higher transaction costs; foreign economic or government conditions; the imposition of economic and/or trade sanctions; or inadequate or different regulatory and accounting standards.

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How the Fund strives to manage it: The Fund may invest up to 10% of its total assets in foreign securities; however, the Fund typically invests only a smaller portion of assets in foreign securities, so this is not expected to be a major risk to the Fund.

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Futures and options risk

Futures and options risk is the possibility that a fund may experience a significant loss if it employs an options or futures strategy related to a security or a market index and that security or index moves in the opposite direction from what the portfolio manager anticipated. Futures and options also involve additional expenses (such as the payment of premiums), which could reduce any benefit or increase any loss to a fund from using the strategy.

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Investing in derivatives may subject a fund to counterparty risk. Please refer to "Counterparty risk" for more information.

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How the Fund strives to manage it:   The Fund may use futures contracts and options on futures contracts, as well as options on securities for hedging purposes. The Manager limits the amount of the Fund's assets that may be committed to these strategies. The Fund's obligations related to futures and options transactions will not exceed 20% of the Fund's total assets and the Manager will not enter into additional futures contracts or options on them if more than 5% of the Fund's assets would be required as margin deposits or premiums on the options. There is no assurance that such strategies will be successful or that the Fund will necessarily utilize such strategies.

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Liquidity risk

Liquidity risk is the possibility that securities cannot be readily sold within seven days at approximately the price at which a fund has valued them.

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How the Fund strives to manage it: The Fund limits its exposure to illiquid securities to no more than 15% of its net assets.

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Counterparty risk

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Counterparty risk is the risk that if a fund enters into a derivatives contract (such as a swap, futures, or options contract) or a repurchase agreement, it will be subject to the risk that the counterparty to such a contract or agreement may fail to perform its obligations under the contract or agreement due to financial difficulties (such as a bankruptcy or reorganization). As a result, the fund may experience significant delays in obtaining any recovery, may obtain only a limited recovery, or may obtain no recovery at all.

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How the Fund strives to manage it: The Manager seeks to minimize this risk by considering the creditworthiness of all counterparties before the Fund enters into transactions with them. The Fund may hold collateral from counterparties consistent with applicable regulations.

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Government and regulatory risks

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Governments or regulatory authorities have, from time to time, taken or considered actions that could adversely affect various sectors of the securities markets and significantly affect fund performance. Government involvement in the private sector may, in some cases, include government investment in, or ownership of, companies in certain commercial business sectors; wage and price controls; or imposition of trade barriers and other protectionist measures. For example, an economic or political crisis may lead to price controls, forced mergers of companies, expropriation, the creation of government monopolies, foreign exchange controls, the introduction of new currencies (and the redenomination of financial obligations into those currencies), or other measures that could be detrimental to the investments of a fund.

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How the Fund strives to manage them:   The Manager evaluates the economic and political climate in the relevant jurisdictions before selecting securities for the Fund. The Fund typically invests in a number of different securities in a variety of sectors in order to minimize the impact to the Fund of any legislative or regulatory development affecting particular issuers or market sectors.

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Disclosure of portfolio holdings information

A description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities is available in the SAI.

Who manages the Fund

Investment manager

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The Manager, located at 2005 Market Street, Philadelphia, PA, 19103, is the Fund's investment manager.  Together, the Manager and the subsidiaries of Delaware Management Holdings, Inc. (DMHI) manage, as of Dec. 31, 2014 , more than $185 billion in assets, including mutual funds, separate accounts, and other investment vehicles.  The Manager and its predecessors have been managing the Delaware Investments ® Funds since 1938. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of DMHI. DMHI is a wholly owned subsidiary of Macquarie Group Ltd. The Manager makes investment decisions for the Fund, manages the Fund's business affairs, and provides daily administrative services. For its services to the Fund, the Manager was paid an aggregate fee, net of fee waivers, of  0.75% of average daily net assets during the last fiscal year.

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A discussion of the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended Oct. 31, 2014 .

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Portfolio managers

Babak Zenouzi has primary responsibility for making day-to-day investment decisions for the Fund. When making investment decisions for the Fund, Mr. Zenouzi regularly consults with Damon J. Andres.

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Babak "Bob" Zenouzi, Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)
 Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm's global REIT product. Additionally, he serves as lead portfolio manager for the firm's Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm's asset allocation committee, which is responsible for building and managing multi-asset-class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell's Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master's degree in finance from Boston College and a bachelor's degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

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Damon J. Andres, CFA, Vice President, Senior Portfolio Manager
Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm's real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm's Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor's degree in business administration with an emphasis in finance and accounting from the University of Richmond.

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The SAI provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager, and each portfolio manager's ownership of Fund shares.

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Manager of managers structure

The Fund and the Manager have received an exemptive order from the U.S. Securities and Exchange Commission (SEC) to operate under a manager of managers structure that permits the Manager, with the approval of the Board, to appoint and replace sub-advisors, enter into sub-advisory agreements, and materially amend and terminate sub-advisory agreements on behalf of the Fund without shareholder approval (Manager of Managers Structure). Under the Manager of Managers Structure, the Manager has ultimate responsibility, subject to oversight by the Board, for overseeing the Fund's sub-advisors and recommending to the Board their hiring, termination, or replacement. The SEC order does not apply to any sub-advisor that is affiliated with the Fund or the Manager. While the Manager does not currently expect to use the Manager of Managers Structure with respect to the Fund, the Manager may, in the future, recommend to the Board the establishment of the Manager of Managers Structure by recommending the hiring of one or more sub-advisors to manage all or a portion of the Fund's portfolio.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisors or sub-advisory agreements. The Manager of Managers Structure does not permit an increase in the overall management and advisory fees payable by the Fund without shareholder approval. Shareholders will be notified of any changes made to sub-advisors or sub-advisory agreements within 90 days of the changes.

Who's who

Board of trustees: A mutual fund is governed by a board of trustees, which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the fund's service providers.

Investment manager: An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. A written contract between a mutual fund and its investment manager specifies the services the investment manager performs and the fee the manager is entitled to receive.

Portfolio managers: Portfolio managers make investment decisions for individual portfolios.

Distributor: Most mutual funds continuously offer new shares to the public through distributors that are regulated as broker/dealers and are subject to the Financial Industry Regulatory Authority (FINRA) rules governing mutual fund sales practices.

Service agent: Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains, and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide administrative services to a fund and oversight of other fund service providers.

Custodian/Fund accountant: Mutual funds are legally required to protect their portfolio securities, and most funds place them with a qualified bank custodian that segregates fund securities from other bank assets. The fund accountant provides services such as calculating a fund's net asset value (NAV) and providing financial reporting information for the fund.

Financial advisors: Financial advisors provide advice to their clients. They are associated with securities broker/dealers who have entered into selling and/or service arrangements with the distributor. Selling broker/dealers and financial advisors are compensated for their services generally through sales commissions, and through 12b-1 fees and/or service fees deducted from a fund's assets.

Shareholders: Mutual fund shareholders have specific voting rights on matters such as material changes in the terms of a fund's management contract and changes to fundamental investment policies.

About your account

Investing in the Fund

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You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial intermediary or your financial advisor (hereinafter collectively referred to as the "financial intermediary") to determine which class best suits your investment goals and time frame. It is the responsibility of your financial intermediary to assist you in determining the most appropriate share class and to communicate such determination to us.

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Choosing a share class

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Each share class may be eligible for purchase through programs sponsored by financial intermediaries that require the purchase of a specific class of shares.

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Class A, Class C, and Class R shares have each adopted a separate 12b-1 plan that allows them to pay distribution fees for the sale and distribution of their shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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Class A

  Class A shares have an upfront sales charge of up to 5.75% that you pay when you buy the shares.

  If you invest $50,000 or more, your front-end sales charge will be reduced.

  You may qualify for other reduced sales charges, and, under certain circumstances, the sales charge may be waived, as described in "How to reduce your sales charge" below.

  Class A shares are also subject to an annual 12b-1 fee no greater than 0.25% of average daily net assets. See "Dealer compensation" below for further information.

  Class A shares generally are not subject to a CDSC, except in the limited circumstances described in the table below.

  Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares, except as described below.

  Because of the higher 12b-1 fee, Class A shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Institutional Class shares.

Class A sales charges

The table below details your sales charges on purchases of Class A shares. The offering price for Class A shares includes the front-end sales charge. The sales charge as a percentage of the net amount invested is the maximum percentage of the amount invested rounded to the nearest hundredth. The actual sales charge that you pay as a percentage of the offering price and as a percentage of the net amount invested will vary depending on the then-current NAV, the percentage rate of the sales charge, and rounding.

Amount of purchase	Sales charge as % of offering price	Sales charge as % of net amount invested
Less than $50,000	5.75%	6.54%
$50,000 but less than $100,000	4.75%	5.41%
$100,000 but less than $250,000	3.75%	4.31%
$250,000 but less than $500,000	2.50%	3.00%
$500,000 but less than $1 million	2.00%	2.44%
$1 million or more	none*	none*
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* There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase and 0.50% if you redeem shares within the second year, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. See "Dealer compensation" below for a description of the dealer commission that is paid.

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Class C

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  Class C shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a CDSC of 1.00% if you redeem your shares within 12 months after you buy them.

  In determining whether the CDSC applies to a redemption of Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less. For further information on how the CDSC is determined, please see "Calculation of contingent deferred sales charges — Class C" below.

  Under certain circumstances, the CDSC may be waived; please see "Waivers of contingent deferred sales charges" below for further information.

  Class C shares are subject to an annual 12b-1 fee no greater than 1.00% of average daily net assets (of which 0.25% is a service fee) paid to the Distributor, dealers, or others for providing services and maintaining shareholder accounts.

  Class C shares do not automatically convert to another class.

  You may purchase only up to $1 million of Class C shares at any one time. Orders that exceed $1 million will be rejected.

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  Because of their higher 12b-1 fee, Class C shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A, Class R, and Institutional Class shares.

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Calculation of contingent deferred sales charges — Class C
CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV at the time the shares being redeemed were purchased or the NAV of those shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "NAV at the time of purchase" will be the NAV at purchase of Class C shares of the Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the "NAV of such shares at the time of redemption" will be the NAV of the shares that were acquired in the exchange.

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Class R

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  Class R shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a CDSC.

  Class R shares are subject to an annual 12b-1 fee no greater than 0.50% of average daily net assets.

  Class R shares do not automatically convert to another class.

  Class R shares generally are available only to: (i) qualified and nonqualified plan shareholders covering multiple employees (including 401(k),
  401(a), 457, and noncustodial 403(b) plans, as well as certain other nonqualified deferred compensation plans); and (ii) individual retirement account (IRA) rollovers from legacy Delaware Investments ® plans that were previously maintained on the Delaware Investments ® retirement recordkeeping system or the retirement recordkeeping system of Ascensus (formerly, BISYS) that are offering Class R shares to participants.

  Except as noted above, no other IRAs are eligible for Class R shares (for example, no traditional IRAs, Roth IRAs, SIMPLE IRAs, SEPs, or SARSEPs). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

  Any account holding Class A shares of the Fund as of the date Class R shares were made available for the Fund continues to be eligible to purchase the Fund's Class A shares after that date. Any account holding the Fund's Class R shares is not eligible to purchase its Class A shares.

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  Because of their higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are generally lower than dividends on Class A and Institutional Class shares.

Institutional Class

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  Institutional Class shares have no upfront sales charge, so the full amount of your purchase is invested in the Fund.

  Institutional Class shares do not assess a CDSC or a 12b-1 fee.

  Institutional Class shares are available for purchase only by the following:

    rollover IRAs from retirement plans and retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business;

    retirement plans or certain other programs that are maintained on platforms sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs;

    tax-exempt employee benefit plans of the Manager, its affiliates, and securities dealers that have a selling agreement with the Distributor;

    institutional advisory clients (including mutual funds) of the Manager or its affiliates, as well as those clients' affiliates, and their corporate sponsors, subsidiaries, related employee benefit plans, and rollover IRAs of, or from, such institutional advisory clients;

    a bank, trust company, or similar financial institution investing for its own account or for the account of its trust customers for whom the financial institution is exercising investment discretion in purchasing Institutional Class shares, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

    registered investment advisors (RIAs) investing on behalf of clients that consist solely of assets of institutions and high net worth individuals entrusted to an RIA for investment purposes for accounts requiring Institutional Class shares (use of the Institutional Class shares is restricted to RIAs who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients);

    programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (1) such programs allow or require the purchase of Institutional Class shares; (2) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Institutional Class shares; and (3) a financial intermediary (i) charges clients an ongoing fee for advisory, investment consulting or similar services, or (ii) offers the Institutional Class shares through a no-commission network or platform; or

    private investment vehicles, including, but not limited to, foundations and endowments.

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Dealer compensation

The financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the Distributor to the securities dealer with whom your financial advisor is associated. Institutional Class shares do not have a 12b-1 fee or sales charge so they are not included in the table below.

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	Class A1	Class C [2]	Class R [3]
Commission (%)	—	1.00%	—
Investment less than $50,000	5.00%	—	—
$50,000 but less than $100,000	4.00%	—	—
$100,000 but less than $250,000	3.00%	—	—
$250,000 but less than $500,000	2.00%	—	—
$500,000 but less than $1 million	1.60%	—	—
$1 million but less than $5 million	1.00%	—	—
$5 million but less than $25 million	0.50%	—	—
$25 million or more	0.25%	—	—
12b-1 fee to dealer	0.25%	1.00%	0.50%
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 1 On sales of Class A shares, the Distributor reallows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer may be eligible to receive up to 0.25% of the 12b-1 fee applicable to Class A shares.
2  O n sales of Class C shares, the Distributor may pay your securities dealer an upfront commission of 1.00%. The upfront commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the upfront commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C shares. Alternatively, certain intermediaries may not be eligible to receive the upfront commission of 1.00%, but may receive the 12b-1 fee for sales of Class C shares from the date of purchase.
3   On sales of Class R shares, the Distributor does not pay your securities dealer an upfront commission. Your securities dealer may be eligible to receive a 12b-1 fee of up to 0.50% from the date of purchase.

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Payments to intermediaries

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The Distributor and its affiliates may pay additional compensation at their own expense and not as an expense of the Fund to certain affiliated or unaffiliated brokers, dealers, or other financial intermediaries (Financial Intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing, including providing the Fund with "shelf space" or a higher profile with the Financial Intermediaries' consultants, salespersons, and customers (distribution assistance). For example, the Distributor or its affiliates may pay additional compensation to Financial Intermediaries for various purposes, including, but not limited to, promoting the sale of Fund shares, maintaining share balances and/or for subaccounting, administrative, or shareholder processing services, marketing, educational support, data, and ticket charges. Such payments are in addition to any distribution fees, service fees, subaccounting fees, and/or transfer agency fees that may be payable by the Fund. The additional payments may be based on factors, including level of sales (based on gross or net sales or some specified minimum sales or some other similar criteria related to sales of the Fund and/or some or all other Delaware Investments ® Funds), amount of assets invested by the Financial Intermediary's customers (which could include current or aged assets of the Fund and/or some or all other Delaware Investments ® Funds), the Fund's advisory fees, some other agreed-upon amount, or other measures as determined from time to time by the Distributor. The level of payments made to a qualifying Financial Intermediary in any given year may vary. To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, the Distributor may pay, or allow its affiliates to pay, other promotional incentives or payments to Financial Intermediaries.

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If a mutual fund sponsor or distributor makes greater payments for distribution assistance to your Financial Intermediary with respect to distribution of shares of that particular mutual fund than sponsors or distributors of other mutual funds make to your Financial Intermediary with respect to the distribution of the shares of their mutual funds, your Financial Intermediary and its salespersons may have a financial incentive to favor sales of shares of the mutual fund making the higher payments over shares of other mutual funds or over other investment options. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary may also have a financial incentive for recommending a particular share class over other share classes. You should consult with your Financial Intermediary and review carefully any disclosure provided by such Financial Intermediary as to compensation it receives in connection with investment products it recommends or sells to you. A significant purpose of these payments is to increase sales of the Fund's shares. The Manager or its affiliates may benefit from the Distributor's or its affiliates' payment of compensation to Financial Intermediaries through increased fees resulting from additional assets acquired through the sale of Fund shares through Financial Intermediaries. In certain instances, the payments could be significant and may cause a conflict of interest for your Financial Intermediary. Any such payments will not change the NAV or the price of the Fund's shares.

How to reduce your sales charge

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We offer a number of ways to reduce or eliminate the front-end sales charge on Class A shares. Please refer to the SAI for detailed information and eligibility requirements. You can also get additional information from your financial intermediary. You or your financial intermediary must notify us at the time you purchase shares if you are eligible for any of these programs. You may also need to provide information to your financial intermediary or the Fund in order to qualify for a reduction in sales charges. Such information may include your Delaware Investments® Funds holdings in any other accounts, including retirement accounts, held indirectly or through an intermediary, and the names of qualifying family members and their holdings. We reserve the right to determine whether any purchase is entitled, by virtue of the foregoing, to the reduced sales charge. Class R and Institutional Class shares have no upfront sales charge or CDSC so they are not included in the table below.

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Letter of intent and rights of accumulation

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Through a letter of intent you agree to invest a certain amount in Delaware Investments ® Funds (except money market funds with no sales charge) over a 13-month period to qualify for reduced front-end sales charges. Delaware Investments ® Funds no longer accept retroactive letters of intent.

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You can combine your holdings or purchases of Class A and Class C shares of Delaware Investments ® Funds (as set forth in the SAI) as well as the holdings and purchases of your spouse — or equivalent, if recognized under local law — and children under the age of 21 to qualify for reduced front-end sales charges.

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Class A	Class C
Available.	Although the letter of intent does not apply to the purchase of Class C shares, you can combine your purchase of Class C shares with your purchase of Class A shares to fulfill your letter of intent. Although the rights of accumulation do not apply to the purchase of Class C shares, you can combine the value of your Class C shares with the value of your Class A shares to receive a reduced sales charge.
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Reinvestment of redeemed shares

Up to 12 months after you redeem shares, you can reinvest the proceeds without paying a sales charge.

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Class A	Class C
Available.	Not available.
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SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans

These investment plans may qualify for reduced sales charges by combining the purchases of all members of the group.  Members of these groups may also qualify to purchase shares without a front-end sales charge and may qualify for a waiver of any CDSCs on Class A shares.

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Class A	Class C
Available.	Although front-end sales charges do not apply to the purchase of Class C shares, you can combine your purchase of Class A shares with your purchase of Class C shares in order to reduce your sales charge on Class A shares.
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Buying Class A shares at net asset value

Class A shares of the Fund may be purchased at NAV under the following circumstances, provided that you notify the Fund in advance that the trade qualifies for this privilege. The Fund reserves the right to modify or terminate these arrangements at any time.

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  Shares purchased under the Delaware Investments ® dividend reinvestment plan and, under certain circumstances, the exchange privilege and the 12-month reinvestment privilege.

  Purchases by: (i) current and former officers, Trustees/Directors, and employees of any Delaware Investments ® Fund, the Manager, or any of the Manager's current affiliates and those that may in the future be created; (ii) current employees of legal counsel to the Delaware Investments ® Funds; and (iii) registered representatives, employees, officers, and directors of broker/dealers who have entered into dealer's agreements with the Distributor. At the direction of such persons, their family members (regardless of age), and any employee benefit plan, trust, or other entity directly owned by, controlled by, or established by any of the foregoing may also purchase shares at NAV.

  Shareholders who own Class A shares of Delaware Cash Reserve ® Fund as a result of a liquidation of a Delaware Investments ® Fund may exchange into Class A shares of another Delaware Investments ® Fund at NAV.

  Purchases by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of the Delaware Investments ® Funds.

  Purchases by certain officers, trustees, and key employees of institutional clients of the Manager or any of its affiliates.

  Purchases by programs sponsored by, controlled by, and/or clearing transactions submitted through a financial intermediary where: (i) such programs allow or require the purchase of Class A shares; (ii) a financial intermediary has entered into an agreement with the Distributor and/or the transfer agent allowing certain purchases of Class A shares; and (iii) a financial intermediary (1) charges clients an ongoing fee for advisory, investment consulting, or similar services, or (2) offers the Class A shares through a no-commission network or platform. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares through a financial intermediary that offers these programs.

  Purchases for the benefit of the clients of brokers, dealers, and other financial intermediaries if such brokers, dealers, or other financial intermediaries have entered into an agreement with the Distributor providing for the purchase of Class A shares at NAV through self-directed brokerage service platforms or programs. Investors may be charged a fee by their financial intermediary when effecting transactions in Class A shares at NAV through a self-directed investment brokerage service platform or program.

  Purchases by financial institutions investing for the accounts of their trust customers if they are not eligible to purchase shares of the Institutional Class, if applicable.

  Purchases by retirement plans or certain other programs that are maintained or sponsored by financial intermediary firms, provided the financial intermediary firms or their trust companies (or entities performing similar trading/clearing functions) have entered into an agreement with the Distributor (or its affiliate) related to such plans or programs.

  Purchases by certain legacy bank-sponsored retirement plans and certain legacy retirement assets that meet requirements set forth in the SAI.

  Investments made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts.

  Purchases by certain participants in defined contribution plans and members of their households whose plan assets will be rolled over into IRA accounts (IRA Program) where the financial intermediary has entered into an agreement specifically relating to such IRA Program with the Distributor and/or the transfer agent.

  Purchases by certain participants of particular group retirement plans as described in the SAI.

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Waivers of contingent deferred sales charges

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Certain sales charges may be based on historical cost. Therefore, you should maintain any records that substantiate these costs because the Fund, its transfer agent, and financial intermediaries may not maintain this information. Information about existing sales charges and sales charge reductions and waivers is available in this Prospectus, in the SAI, which is available upon request, and free of charge on the Delaware Investments ® Funds' website at delawareinvestments.com. Class R and Institutional Class shares do not have CDSCs so they are not included in the list below.

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CDSCs for Class A and Class C shares may be waived under the following circumstances: 1

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  Redemptions in accordance with a systematic withdrawal plan: Redemptions in accordance with a systematic withdrawal plan, provided the annual amount selected to be withdrawn under the plan does not exceed 12% of the value of the account on the date that the systematic withdrawal plan was established or modified.

  Redemptions that result from the right to liquidate a shareholder's account: Redemptions that result from the right to liquidate a shareholder's account if the aggregate NAV of the shares held in the account is less than the then-effective minimum account size.

  Section 401(a) qualified retirement plan distributions: Distributions to participants or beneficiaries from a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (Internal Revenue Code).

  Section 401(a) qualified retirement plan redemptions: Redemptions pursuant to the direction of a participant or beneficiary of a retirement plan trading on a recordkeeping platform qualified under Section 401(a) of the Internal Revenue Code with respect to that retirement plan.

  Periodic distributions or systematic withdrawals from a retirement account or qualified plan: Periodic distributions or systematic withdrawals from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans) not subject to a penalty under Section 72(t)(2)(A) of the Internal Revenue Code or a hardship or unforeseen emergency provision in the qualified plan as described in Treas. Reg. §1.401(k)-1(d)(3) and Section 457(d)(1)(A)(iii) of the Internal Revenue Code.

  Returns of excess contributions due to any regulatory limit: Returns of excess contributions due to any regulatory limit from an individual retirement account (traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, and Coverdell ESA) or a qualified plan2 (401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), and 457 Retirement Plans).

  Distributions by other employee benefit plans: Distributions by other employee benefit plans to pay benefits.

  Distributions from an account of a redemption resulting from death or disability: Distributions from an account of a redemption resulting from the death or disability (as defined in Section 72(t)(2)(A) of the Internal Revenue Code) of a registered owner or a registered joint owner occurring after the purchase of the shares being redeemed. In the case of accounts established under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or trust accounts, the waiver applies upon the death of all beneficial owners.

  Redemptions by certain legacy retirement assets: Redemptions by certain legacy retirement assets that meet the requirements set forth in the SAI.

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1Please note that you or your financial intermediary will have to notify us at the time of the redemption that the trade qualifies for such waiver.

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2Qualified plans that are fully redeemed at the direction of the plan's fiduciary may be subject to any applicable CDSC or Limited CDSC, unless the redemption is due to the termination of the plan.

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How to buy shares

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Through your financial intermediary

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Your financial intermediary can handle all the details of purchasing shares, including opening an account. Your financial intermediary may charge a separate fee for this service.

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By mail

Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

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Please note that purchase orders submitted by mail will not be considered accepted until such purchase orders are received in good order by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for investments by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for investments by overnight courier service. Purchase orders will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agent. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the Fund or its agent.

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By wire

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Ask your bank to wire the amount you want to invest to The Bank of New York Mellon, ABA #011001234, bank account #000073-6910. Include your account number, the name of the fund, registered account name, and class of shares in which you want to invest. If you are making an initial purchase by wire, you must first call the Shareholder Service Center at 800 523-1918 so we can assign you an account number.

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By exchange

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You may exchange all or part of your investment in one or more Delaware Investments ® Funds for shares of other Delaware Investments ® Funds. Please keep in mind, however, that under most circumstances you may exchange between like classes of shares only. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

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Through automated shareholder services

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You may purchase or exchange shares through our automated telephone service (for Class A, Class C, and Class R shares only), or through our website, delawareinvestments.com (for Class A and Class C shares only). For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Calculating share price

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The price you pay for shares will depend on when we receive your purchase order. If your order is received by an authorized agent or us before the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time), you will pay that day's closing share price, which is based on a fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next Business Day's price. We reserve the right to reject any purchase order.

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We determine the NAV per share for each class of a Delaware Investments ® Fund at the close of regular trading on the NYSE on each Business Day. The NAV per share for each class of a fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. We generally price securities and other assets for which market quotations are readily available at their market value. The value of foreign securities may change on days when a shareholder will not be able to purchase or redeem fund shares because foreign markets are open at times and on days when U.S. markets are not. We price fixed income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board. For all other securities, we use methods approved by the Board that are designed to price securities at their fair market values.

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Fair valuation

When the Fund uses fair value pricing, it may take into account any factors it deems appropriate. The Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets), and/or U.S. sector or broad stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

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The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, normally at 4:00 p.m. Eastern time or the close of the NYSE. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third-party vendor modeling tools to the extent available.

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The Board has delegated responsibility for valuing the Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board and is subject to the Board's oversight.

Retirement plans

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In addition to being an appropriate investment for your IRA, Roth IRA, and Coverdell Education Savings Account, the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial intermediary, or call the Shareholder Service Center at 800 523-1918.

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Document delivery

To reduce fund expenses, we try to identify related shareholders in a household and send only one copy of a fund's financial reports and prospectus. This process, called "householding," will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call the Shareholder Service Center at 800 523-1918. At any time you may view current prospectuses and financial reports on our website.

Inactive accounts

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Please note that your account may be required to transfer to the appropriate state if no activity occurs in the account within the time period specified by state law.

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How to redeem shares

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Availability of these services may be limited by your financial intermediary and by the way your account is registered with the Delaware Investments ® Fund.

When you send us a completed request in good order to redeem or exchange shares and the request is received by an authorized agent or us before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next Business Day. We will deduct any applicable CDSCs. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next Business Day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check and sell them before your check has cleared, which can take up to 15 days, we will wait until your check has cleared before we send you your redemption proceeds.

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If you are required to pay a CDSC when you redeem your shares, the amount subject to the fee will be based on the shares' NAV when you purchased them or their NAV when you redeem them, whichever is less. This arrangement ensures that you will not pay a CDSC on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a CDSC at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the CDSC formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

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Redemption proceeds will be distributed promptly (except as noted above), but not later than seven days after receipt of a redemption request (except as noted above). Please see the SAI for additional information.

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Through your financial intermediary

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Your financial intermediary can handle all the details of redeeming your shares (selling them back to a Fund). Your financial intermediary may charge a separate fee for this service.

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By mail

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You may redeem your shares by mail by writing to: Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemption requests by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemption requests by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account. Please contact the Shareholder Service Center at 800 523-1918 for more information about the signature guarantee requirements.

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Please note that redemption orders submitted by mail will not be considered accepted until such orders are received by Delaware Investments at P.O. Box 9876, Providence, RI 02940-8076 for redemptions by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 for redemptions by overnight courier service. Redemption requests will not be accepted at any other address. The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposits in the mail or with such services or receipt at the Fund's post office box, of purchase orders or redemption requests, do not constitute receipt by the transfer agent.

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By telephone

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You may redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you in the following ways:

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  By check — Sent to your address of record, provided there has not been an address change in the last 30 days.

  By wire — Sent directly to your bank by wire, if you redeem at least $1,000 of shares. If you request a wire transfer, a bank wire fee may be deducted from your proceeds.

  By ACH — Sent via Automated Clearing House (ACH), subject to a $25 minimum.

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Bank information must be on file before you request a wire or ACH redemption. Your bank may charge a fee for these services.

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Through automated shareholder services

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You may redeem shares through our automated telephone service or through our website, delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

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Redemptions-in-kind

The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.

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Low balance accounts

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For Class A and Class C shares, if you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs, Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts, or accounts with automatic investing plans, and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum.

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For Class R and Institutional Class shares, if you redeem shares and your account balance falls below $500, your shares may be redeemed after 60 days' written notice to you.

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If your account is not at the minimum for low balance purposes by the required time, you may be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance, or it may be redeemed after 60 days' written notice to you. Any CDSC that would otherwise be applicable will not apply to such a redemption.

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Certain accounts held in omnibus, advisory, or asset-allocation programs or programs covered by certain intermediaries may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

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If the applicable account falls below the minimum due to market fluctuation, a Fund still reserves the right to liquidate the account.

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Investor services

To help make investing with us as easy as possible, and to help you build your investments, we offer the following investor services.

Automatic investment plan

The automatic investment plan allows you to make regular monthly or quarterly investments directly from your bank account.

Direct deposit

With direct deposit, you can make additional investments through payroll deductions, recurring government or private payments such as Social Security, or direct transfers from your bank account.

Electronic delivery

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With Delaware Investments eDelivery, you can receive your fund documents electronically instead of via U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure internet environment at any time.

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Online account access

Online account access is a password-protected area of the Delaware Investments ® Funds' website that gives you access to your account information and allows you to perform transactions in a secure internet environment.

Systematic exchange option

With the systematic exchange option, you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments ® Funds. These exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

Dividend reinvestment plan

Through the dividend reinvestment plan, you can have your distributions reinvested in your account or the same share class in another Delaware Investments ® Fund. The shares that you purchase through the dividend reinvestment plan are not subject to a front-end sales charge or to a CDSC. Under most circumstances, you may reinvest dividends only into like classes of shares.

Exchanges

You may generally exchange all or part of your shares for shares of the same class of another Delaware Investments ® Fund without paying a front-end sales charge or a CDSC at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge, you will pay any applicable sales charge on your new shares. When exchanging Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same CDSC as the shares you originally purchased. The holding period for the CDSC will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. In certain other circumstances, you may also be permitted to exchange your shares for shares of a different class of the Fund, but such exchange may be subject to a sales charge for the new shares. (Please refer to the SAI for more details.) You do not pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. We may refuse the purchase side of any exchange request if, in the Manager's judgment, a fund would be unable to invest effectively in accordance with its investment objective and policies or would otherwise potentially be adversely affected.

On demand service

The on demand service allows you or your financial advisor to transfer money between your Fund account and your predesignated bank account by telephone request. There is a minimum transfer of $25 and a maximum transfer of $100,000. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

Direct deposit service

Through the direct deposit service, you can have $25 or more in dividends and distributions deposited directly into your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

Systematic withdrawal plan

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You can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through the direct deposit service.

The applicable Limited CDSC for Class A shares and the CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan is established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan.

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Frequent trading of Fund shares

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The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Board has adopted policies and procedures designed to detect, deter, and prevent trading activity detrimental to the Fund and its shareholders, such as market timing and disruptive trading. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments ® Fund or the Optimum Fund Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

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Market timing of a fund occurs when investors make consecutive, rapid, short-term "round trips" — that is, purchases into a fund followed quickly by redemptions out of that fund. A short-term round trip is considered any redemption of fund shares within 20 Business Days of a purchase of that fund's shares. If you make a second such short-term round trip in a fund within 90 rolling calendar days of a previous short-term round trip in that fund, you may be considered a market timer. In determining whether market timing has occurred, the Fund will consider short-term round trips to include rapid purchases and sales of Fund shares through the exchange privilege. The Fund reserves the right to consider other trading patterns to be market timing.

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Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict or reject, without prior notice, any purchase order or exchange order for any reason, including any purchase order or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be rejected by the Fund on the next Business Day following receipt by the Fund.

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Redemptions will continue to be permitted in accordance with the Fund's then-current prospectus. A redemption of shares under these circumstances could be costly to a shareholder if, for example, the shares have declined in value, the shareholder recently paid a front-end sales charge, the shares are subject to a CDSC, or the sale results in adverse tax consequences. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

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The Fund reserves the right to modify this policy at any time without notice, including modifications to the Fund's monitoring procedures and the procedures to close accounts to new purchases. Although the implementation of this policy involves certain judgments that are inherently subjective and may be selectively applied, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will take actions designed to detect and prevent market timing, there can be no assurance that such trading activity will be completely eliminated. Moreover, the Fund's market timing policy does not require the Fund to take action in response to frequent trading activity. If the Fund elects not to take any action in response to frequent trading, such frequent trading activity could continue.

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Risks of market timing

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By realizing profits through short-term trading, shareholders who engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, the Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of the Fund's shares may also force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. This could adversely affect the Fund's performance, if, for example, the Fund incurs increased brokerage costs and realization of taxable capital gains without attaining any investment advantage.

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Any fund may be subject to disruptive activity. However, a fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a fund calculates its NAV (normally 4:00 p.m. Eastern time or the close of the NYSE). Developments that occur between the closing of the foreign market and a fund's NAV calculation may affect the value of these foreign securities. The time-zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in fund share prices that are based on closing prices of foreign securities established some time before a fund calculates its own share price.

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Any fund that invests in securities that are thinly traded, traded infrequently, or relatively illiquid has the risk that the securities prices used to calculate the fund's NAV may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small-cap securities, technology, and other specific industry sector securities, and in certain fixed income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

Transaction monitoring procedures

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The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which include scrutinizing transactions in Fund shares for violations of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Fund may consider trading activity by multiple accounts under common ownership, control, or influence to be trading by a single entity. Trading activity identified by these factors, or as a result of any other available information, will be evaluated to determine whether such activity might constitute market timing. These procedures may be modified from time to time to help improve the detection of excessive or short-term trading or to address other concerns. Such changes may be necessary or appropriate, for example, to deal with issues specific to certain retirement plans; plan exchange limits; U.S. Department of Labor regulations; certain automated or pre-established exchange, asset-allocation, or dollar-cost-averaging programs; or omnibus account arrangements.

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Omnibus account arrangements are common forms of holding shares of the Fund, particularly among certain broker/dealers and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Fund will attempt to have financial intermediaries apply the Fund's monitoring procedures to these omnibus accounts and to the individual participants in such accounts. However, to the extent that a financial intermediary is not able or willing to monitor or enforce the Fund's frequent trading policy with respect to an omnibus account, the Fund's transfer agent may work with certain intermediaries (such as investment dealers holding shareholder accounts in street name, retirement plan recordkeepers, insurance company separate accounts and bank trust companies) to apply their own procedures, provided that the Fund's transfer agent believes the intermediary's procedures are reasonably designed to enforce the Fund's frequent trading policies. You should refer to disclosures provided by the intermediaries with which you have an account to determine the specific trading restrictions that apply to you. If the Fund's transfer agent identifies any activity that may constitute frequent trading, it reserves the right to contact the intermediary and request that the intermediary either provide information regarding an account owner's transactions or restrict the account owner's trading. If the Fund's transfer agent is not satisfied that the intermediary has taken appropriate action, the transfer agent may terminate the intermediary's ability to transact in Fund shares.

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Limitations on ability to detect and curtail market timing

Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing attributable to a particular investor who effects purchase, redemption, and/or exchange activity in Fund shares through omnibus accounts. The difficulty of detecting market timing may be further compounded if these entities utilize multiple tiers or omnibus accounts.

Dividends, distributions, and taxes

Dividends and distributions

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The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends quarterly. The Fund will distribute net realized capital gains, if any, at least annually, usually in November or December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

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Annual statements

Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state, and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December. Prior to issuing your statement, the Fund makes every effort to reduce the number of corrected forms mailed to you. However, if the Fund finds it necessary to reclassify its distributions or adjust the cost basis of any covered shares (defined below) sold or exchanged after you receive your tax statement, the Fund will send you a corrected Form 1099.

Avoid "buying a dividend"

At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund. For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable. Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

Tax considerations

Fund distributions . The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends reported by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met. Because the income of the Fund is primarily derived from investments in U.S. REITs, generally none or only a small portion of the income dividends paid to you by the Fund is anticipated to be qualified dividend income eligible for taxation by individuals at long-term capital gain tax rates.

The Fund may derive "excess inclusion income" from certain equity interests in mortgage pooling vehicles either directly or through an investment in a U.S. REIT. Please see the SAI for a discussion of the risks and special tax consequences to shareholders in the event the Fund realizes excess inclusion income in excess of certain threshold amounts.

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Sale or redemption of Fund shares . A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different Delaware Investments® Fund is the same as a sale. The Fund is required to report to you and the Internal Revenue Service (IRS) annually on Form 1099-B not only the gross proceeds of Fund shares you sell or redeem but also the cost basis for shares purchased or acquired on or after Jan. 1, 2012 ("covered shares"). Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method. Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period, or other adjustments that are required when reporting these amounts on their federal income tax returns. If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account. Tax-advantaged retirement accounts will not be affected. Additional information and updates regarding cost basis reporting and available shareholder elections will be on the Delaware Investments website at delawareinvestments.com as the information becomes available.

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Medicare tax . An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount. This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Backup withholding . By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares. The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and local taxes . Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

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Non-U.S. investors . Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for capital gain dividends paid by the Fund from long-term capital gains, if any, and, with respect to taxable years of the Fund that begin before
Jan. 1, 2015 (unless such provision is extended or made permanent), interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends. However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

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Other reporting and withholding requirements . Under the Foreign Account Tax Compliance Act (FATCA), the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions or nonfinancial foreign entities, that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The Fund may disclose the information that it receives from its shareholders to the IRS,
non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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This discussion of "Dividends, distributions, and taxes" is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.

Certain management considerations

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Investments by fund of funds and similar investment vehicles

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The Fund may accept investments from funds of funds, as well as from similar investment vehicles, such as 529 Plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover.

Financial highlights

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The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

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Delaware REIT Fund

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					Year ended
Class A shares	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$13.870	$12.850	$11.530	$10.460	$7.630
Income from investment operations:
Net investment income[1]	0.125	0.153	0.122	0.098	0.131
Net realized and unrealized gain	2.308	1.100	1.412	1.145	2.886
Total from investment operations	2.433	1.253	1.534	1.243	3.017
Less dividends and distributions from:
Net investment income	(0.254)	(0.233)	(0.214)	(0.173)	(0.187)
Net realized gain	(0.439)	—	—	—	—
Total dividends and distributions	(0.693)	(0.233)	(0.214)	(0.173)	(0.187)

Net asset value, end of period	$15.610	$13.870	$12.850	$11.530	$10.460
Total return[2]	18.53%	9.82%	13.38%	12.01%	39.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$98,986	$91,593	$83,114	$75,149	$82,646
Ratio of expenses to average net assets	1.34%	1.31%	1.30%	1.51%	1.53%
Ratio of expenses to average net assets prior to fees waived	1.34%	1.36%	1.35%	1.57%	1.62%
Ratio of net investment income to average net assets	0.89%	1.11%	0.98%	0.89%	1.42%
Ratio of net investment income to average net assets prior to fees waived	0.89%	1.06%	0.93%	0.83%	1.33%
Portfolio turnover	83%	101%	87%	129%	175%
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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

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Delaware REIT Fund

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					Year ended
Class C shares	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$13.860	$12.830	$11.510	$10.450	$7.620
Income from investment operations:
Net investment income[1]	0.019	0.050	0.028	0.015	0.062
Net realized and unrealized gain	2.299	1.111	1.415	1.136	2.887
Total from investment operations	2.318	1.161	1.443	1.151	2.949
Less dividends and distributions from:
Net investment income	(0.149)	(0.131)	(0.123)	(0.091)	(0.119)
Net realized gain	(0.439)	—	—	—	—
Total dividends and distributions	(0.588)	(0.131)	(0.123)	(0.091)	(0.119)

Net asset value, end of period	$15.590	$13.860	$12.830	$11.510	$10.450

Total return[2]	17.68%	9.00%	12.57%	11.08%	38.88%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$23,171	$21,083	$20,198	$18,345	$18,713
Ratio of expenses to average net assets	2.09%	2.06%	2.05%	2.26%	2.28%
Ratio of expenses to average net assets prior to fees waived	2.09%	2.06%	2.05%	2.27%	2.32%
Ratio of net investment income to average net assets	0.14%	0.36%	0.23%	0.14%	0.67%
Ratio of net investment income to average net assets prior to fees waived	0.14%	0.36%	0.23%	0.13%	0.63%
Portfolio turnover	83%	101%	87%	129%	175%
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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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Delaware REIT Fund

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					Year ended
Class R shares	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	$13.870	$12.850	$11.530	$10.460	$7.630
Income from investment operations:
Net investment income[1]	0.091	0.119	0.091	0.071	0.109
Net realized and unrealized gain	2.307	1.100	1.412	1.145	2.885
Total from investment operations	2.398	1.219	1.503	1.216	2.994
Less dividends and distributions from:
Net investment income	(0.219)	(0.199)	(0.183)	(0.146)	(0.164)
Net realized gain	(0.439)	—	—	—	—
Total dividends and distributions	(0.658)	(0.199)	(0.183)	(0.146)	(0.164)

Net asset value, end of period	$15.610	$13.870	$12.850	$11.530	$10.460

Total return[2]	18.24%	9.54%	13.09%	11.73%	39.50%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$12,614	$10,503	$9,446	$6,368	$5,680
Ratio of expenses to average net assets	1.59%	1.56%	1.55%	1.76%	1.78%
Ratio of expenses to average net assets prior to fees waived	1.59%	1.65%	1.65%	1.87%	1.92%
Ratio of net investment income to average net assets	0.64%	0.86%	0.73%	0.64%	1.17%
Ratio of net investment income to average net assets prior to fees waived	0.64%	0.77%	0.63%	0.53%	1.03%
Portfolio turnover	83%	101%	87%	129%	175%

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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

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Delaware REIT Fund

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					Year ended
Institutional Class shares	10/31/14	10/31/13	10/31/12	10/31/11	10/31/10
Net asset value, beginning of period	13.900	$12.880	$11.550	$10.480	$7.640
Income from investment operations:
Net investment income[1]	0.161	0.188	0.153	0.127	0.155
Net realized and unrealized gain	2.308	1.099	1.422	1.144	2.893
Total from investment operations	2.469	1.287	1.575	1.271	3.048
Less dividends and distributions from:
Net investment income	(0.290)	(0.267)	(0.245)	(0.201)	(0.208)
Net realized gain	(0.439)	—	—	—	—
Total dividends and distributions	(0.729)	(0.267)	(0.245)	(0.201)	(0.208)

Net asset value, end of period	$15.640	$13.900	$12.880	$11.550	$10.480

Total return[2]	18.80%	10.07%	13.72%	12.27%	40.23%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$119,640	$106,221	$101,102	$98,003	$96,243
Ratio of expenses to average net assets	1.09%	1.06%	1.05%	1.26%	1.28%
Ratio of expenses to average net assets prior to fees waived	1.09%	1.06%	1.05%	1.27%	1.32%
Ratio of net investment income to average net assets	1.14%	1.36%	1.23%	1.14%	1.67%
Ratio of net investment income to average net assets prior to fees waived	1.14%	1.36%	1.23%	1.13%	1.63%
Portfolio turnover	83%	101%	87%	129%	175%
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1	The average shares outstanding method has been applied for per share information.
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2

Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

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How to read the financial highlights

Net investment income (loss)
 Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is calculated after expenses have been deducted.

Net realized and unrealized gain (loss) on investments
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from: Net realized gain."

Net asset value (NAV)
 This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

Total return
 This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end sales charges and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

Net assets
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

Ratio of expenses to average net assets
 The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

Ratio of net investment income (loss) to average net assets
 We determine this ratio by dividing net investment income (loss) by average net assets.

Portfolio turnover
This figure tells you the amount of trading activity in a fund's portfolio. A turnover rate of 100% would occur if, for example, a fund bought and sold all of the securities in its portfolio once in the course of a year or frequently traded a single security. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains.

Additional information

Contact information

  Website: delawareinvestments.com

  Shareholder Service Center: 800 523-1918 (representatives available weekdays from 8:30 a.m. to 6:00 p.m. Eastern time)

    For fund information, literature, price, yield, and performance figures.

    For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions, and telephone exchanges.

  Automated telephone service: 800 523-1918 (seven days a week, 24 hours a day)

    For convenient access to account information or current performance information on all Delaware Investments ® Funds, use this touch-tone service.

  Written correspondence: P.O. Box 9876, Providence, RI 02940-8076 (by regular mail) or 4400 Computer Drive, Westborough, MA 01581-1722 (by overnight courier service).

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Additional information about the Fund's investments is available in its annual and semiannual shareholder reports. In the Fund's annual shareholder report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the period covered by the report. You can find more information about the Fund in its current SAI, which is filed electronically with the SEC, and which is legally a part of this Prospectus (it is incorporated by reference). To receive a free copy of the SAI, or the annual or semiannual report, or if you have any questions about investing in the Fund, write to us at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service, or call toll-free 800 523-1918. The SAI and shareholder reports are available, free of charge, through the Fund's website (delawareinvestments.com). You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR database on the SEC website (sec.gov). You may obtain copies of this information, after paying a duplication fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC,
100 F Street, NE, Washington, DC 20549-1520. Information about the Fund, including its SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the Public Reference Room, call the SEC at 202 551-8090.

PR-095 [10/14] PDF 20288 [2/15]

Investment Company Act number: 811-06322

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STATEMENT OF ADDITIONAL INFORMATION
February 27, 2015

DELAWARE POOLED® TRUST
2005 Market Street
Philadelphia, PA 19103-7094

U.S. Equities	Nasdaq ticker symbols
The Large-Cap Growth Equity Portfolio	DPLGX
The Large-Cap Value Equity Portfolio	DPDEX
The Focus Smid-Cap Growth Equity Portfolio	DCGTX
The Real Estate Investment Trust Portfolio
—Class A	DPREX
—Class C	DPRCX
—Class R	DPRRX
—Institutional Class	DPRSX
The Select 20 Portfolio	DPCEX
International Equities
The International Equity Portfolio	DPIEX
The Labor Select International Equity Portfolio	DELPX
The Emerging Markets Portfolio	DPEMX
The Emerging Markets Portfolio II	DPEGX
U.S. Fixed Income
The High-Yield Bond Portfolio	DPHYX
The Core Plus Fixed Income Portfolio	DCPFX

This Statement of Additional Information (“SAI”) supplements the information contained in the current prospectuses for the above-listed funds (each a “Fund” and collectively, the “Funds”), each dated Feb. 27, 2015 (each a “Prospectus” and collectively, the “Prospectuses”), as they may be amended from time to time. This SAI should be read in conjunction with the Prospectuses. This SAI is not itself a prospectus, but is, in its entirety, incorporated by reference into the Prospectuses. A Prospectus may be obtained by contacting the Funds’ national distributor, Delaware Distributors, L.P. (the “Distributor”), at 2005 Market Street, Philadelphia, PA 19103-7094 or by calling 800 523-1918 (for Delaware REIT Fund Class A, C, and R shares of The Real Estate Investment Trust Portfolio) or 800 231-8002 (for Delaware REIT Fund Institutional Class of The Real Estate Investment Trust Portfolio and all other Funds). Each Fund’s financial statements, the notes relating thereto, the financial highlights, and the report of the independent registered public accounting firm are incorporated by reference from each Fund’s annual report (“Annual Reports”) into this SAI. The Annual Report will accompany any request for this SAI. The Annual Reports can be obtained, without charge, by writing to Delaware Pooled Trust at 2005 Market Street, Philadelphia, PA 19103-7094, Attn: Client Services, or by calling the Trust at 800 231-8002.

TABLE OF CONTENTS
	Page		Page
Organization and Classification	2	Purchasing Shares	81
Investment Objectives, Restrictions, and Policies	2	Investment Plans	91
Investment Strategies and Risks	6	Determining Offering Price and Net Asset Value	94
Disclosure of Portfolio Holdings Information	50	Redemption and Exchange	97
Management of the Trust	51	Distributions and Taxes	106
Investment Manager and Other Service Providers	62	Performance	123
Portfolio Managers	67	Financial Statements	124
Trading Practices and Brokerage	77	Principal Holders	124
Capital Structure	81	Appendix A — Description of Ratings	132

This SAI describes the following portfolios: The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios (each a “Fund” and collectively, the “Funds”). The Funds are series of Delaware Pooled® Trust (the “Trust”). Except for The Real Estate Investment Trust Portfolio, each Fund offers a single class of shares. Delaware REIT Fund of The Real Estate Investment Trust Portfolio offers four classes of shares: Class A, Class C, Class R, and Institutional Class shares. The Funds’ investment manager is Delaware Management Company, a series of Delaware Management Business Trust (the “Manager”). Mondrian Investment Partners, Ltd. (“Mondrian”) serves as sub-advisor to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios. Jackson Square Partners, LLC (“JSP”) serves as sub-advisor to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. For purposes of the “Investment Strategies and Risks” section, a reference to the Manager may also include JSP with respect to its role as sub-advisor of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios, or Mondrian with respect to its role as sub-advisor to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios. For purposes of the “Investment Strategies and Risks” section, a reference to the Manager may also include JSP and/or Mondrian with respect to their roles as sub-advisors.

ORGANIZATION AND CLASSIFICATION

Organization

The Trust was originally organized under the laws of the State of Maryland on May 30, 1991. On Dec. 15, 1999, the Trust completed a re-organization that changed its state and form of organization from a Maryland corporation to a Delaware statutory trust.

Classification

The Trust is an open-end management investment company. Except for The Select 20 Portfolio, each Fund is diversified as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). The 1940 Act requires a “diversified” fund, with respect to 75% of the value of its total assets, to invest (1) no more than 5% of the value of the fund’s total assets in the securities of any one issuer and (2) in no more than 10% of the outstanding voting securities of such issuer. This limitation generally requires a diversified fund to invest in securities issued by a minimum of 16 issuers. The Select 20 Portfolio is nondiversified as defined by the 1940 Act. A nondiversified fund is believed to be subject to greater risk because adverse effects on an investment held by the fund may affect a larger portion of its overall assets and subject it to greater risks and volatility.

INVESTMENT OBJECTIVES, RESTRICTIONS, AND POLICIES

Investment Objectives

Each Fund’s investment objective is described in the Prospectuses. The investment objectives of all the Funds, except The Labor Select International Equity Portfolio, are nonfundamental, and may be changed without shareholder approval. However, the Trust’s Board of Trustees (“Board”) must approve any changes to nonfundamental investment objectives and the appropriate Fund will notify shareholders at least 60 days prior to a material change in a Fund’s objective. The investment objective of The Labor Select International Equity Portfolio is fundamental and may not be changed without shareholder approval.

Fundamental Investment Restrictions

The Trust has adopted the following restrictions for each of the Funds (except where otherwise noted) that cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of the respective Fund, which is the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. The percentage limitations contained in the restrictions and policies set forth herein apply at the time a Fund purchases securities.

Each Portfolio, other than The International Equity and The Labor Select International Equity Portfolios, shall not:

1. With respect to each Fund, except The Real Estate Investment Trust Portfolio, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; or in tax-exempt obligations. The Real Estate Investment Trust Portfolio will concentrate its investments in the real estate industry. The Real Estate Investment Trust Portfolio otherwise shall not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt obligations.

2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered an underwriter under the Securities Act of 1933, as amended (the “1933 Act”).

4. With respect to each Fund, purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors, or investing in loans, including assignments and participation interests.

The International Equity and The Labor Select International Equity Portfolios shall not:

1. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with each Fund’s investment objective and policies, are considered loans, and except that a Fund may loan up to 25% of its respective assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

2. Purchase or sell real estate or real estate limited partnerships, but this shall not otherwise prevent a Fund from investing in securities secured by real estate or interests therein.

3. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, each Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

4. Make any investment that will result in the concentration (as that term might be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers all of which conduct their principal business activities in the same industry, except each Fund may invest up to 30% of the value of its net assets in the securities of issuers that conduct their principal business activities in the commercial banking industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, or in tax-exempt certificates of deposit.

5. Purchase or sell commodities or commodity contracts.

6. Enter into futures contracts or options thereon.

7. Make short sales of securities, or purchase securities on margin.

8. Purchase or retain the securities of any issuer that has an officer, director or security holder who is a director or officer of the Trust or of either of the investment advisors if, or so long as, the directors and officers of the Trust and of the investment advisors together own beneficially more than 5% of any class of securities of such issuer.

9. Invest in interests in oil, gas, and other mineral leases or other mineral exploration or development programs.

10. Borrow money, except as a temporary measure for extraordinary purposes or to facilitate redemptions. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of its respective net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. No investment securities will be purchased while the Fund has an outstanding borrowing. The Fund will not pledge more than 10% of its respective net assets. The Fund will not issue senior securities (as defined in the 1940 Act), except for notes to banks.

11. As to 75% of its respective total assets, invest more than 5% of its respective total assets in the securities of any one issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities).

In addition to the restrictions set forth above, in connection with the qualification of the Fund’s shares for sale in certain states, the Fund may not invest in warrants if such warrants, valued at the lower of cost or market, would exceed 5% of the value of the Fund’s net assets. Included within such amount, but not to exceed 2% of the Fund’s net assets, may be warrants that are not listed on the New York Stock Exchange or American Stock Exchange. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

Nonfundamental Investment Restrictions

In addition to the fundamental investment policies and investment restrictions described above, each Fund will be subject to the following investment restriction, which is considered nonfundamental and may be changed by the Board, as appropriate, without shareholder approval: Each Fund, other than The International Equity Portfolio, may not invest more than 15% of its net assets in securities that it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value that the Fund has valued the investment. The International Equity Portfolio may not invest more than 10% of its net assets in such securities.

In applying each Fund’s policy on concentration (i.e., investing more than 25% of its net assets in the securities of issuers primarily engaged in the same industry or group of industries) described above: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric, and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance, and diversified finance will each be considered a separate industry; and (iii) asset-backed securities will be classified according to the underlying assets securing such securities. In applying The Select 20 and The Large-Cap Growth Equity Portfolios’ policies on concentration, the Funds divide the technology sector into various subcategories (e.g., computer manufacturers, information technology services, semiconductor and other equipment manufacturers, and telecommunication services).

Except for a Fund’s policy with respect to borrowing, any investment restriction that involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the applicable percentage occurs immediately after an acquisition of securities or utilization of assets and such excess results therefrom.

Portfolio Turnover

Portfolio trading will be undertaken principally to accomplish each Fund’s respective investment objective. The Funds are free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of each Fund’s respective investment objective. The Funds will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such turnover always will be incidental to transactions undertaken with a view to achieving each Fund’s respective investment objective.

The portfolio turnover rate tells you the amount of trading activity in a Fund’s portfolio. A turnover rate of 100% would occur, for example, if all of a Fund’s investments held at the beginning of a year were replaced by the end of the year, or if a single investment were frequently traded. The turnover rate also may be affected by cash requirements from redemptions and repurchases of a Fund’s shares. A high rate of portfolio turnover in any year may increase brokerage commissions paid and could generate taxes for shareholders on realized investment gains. In investing to achieve its investment objective, a Fund may hold securities for any period of time.

The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios have generally had portfolio turnover rates below 100%. The Large-Cap Growth Equity, The Real Estate Investment Trust, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. The High-Yield Bond and The Core Plus Fixed Income Portfolios are expected to experience portfolio turnover rates significantly in excess of 100%.

For the fiscal years ended Oct. 31, 2013 and 2014, the portfolio turnover rates of the Funds were as follows:

Fund	October 31, 2013	October 31, 2014
The Large-Cap Growth Equity Portfolio	38%	30%
The Large-Cap Value Equity Portfolio	9%	19%
The Focus Smid-Cap Growth Equity Portfolio	26%	40%
The Real Estate Investment Trust Portfolio	101%	83%
The Select 20 Portfolio	46%	21%
The International Equity Portfolio	20%	21%
The Labor Select International Equity Portfolio	16%	23%
The Emerging Markets Portfolio	40%	30%
The Emerging Markets Portfolio II	11%	11%
The High-Yield Bond Portfolio	90%	101%
The Core Plus Fixed Income Portfolio	358%	339%

INVESTMENT STRATEGIES AND RISKS

The Funds’ investment objectives, strategies, and risks are described in the Prospectuses. Certain additional information is provided below. The following discussion supplements the descriptions of the Funds’ investment strategies and risks that are included in the Prospectuses. All of the Funds’ investment strategies are nonfundamental and may be changed without shareholder approval.

Asset-Backed Securities

The Core Plus Fixed Income Portfolio may invest a portion of its assets in asset-backed securities.

Asset-backed receivables are securitized in either a pass-through or a pay-through structure. Pass-through securities provide investors with an income stream consisting of both principal and interest payments in respect of the receivables in the underlying pool. Pay-through asset-backed securities are debt obligations issued usually by a special purpose entity. The securities are collateralized by the various receivables and the payments on the underlying receivables provide the proceeds to pay the debt service on the debt obligations issued.

The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. Such rate of payments may be affected by economic and various other factors such as changes in interest rates or the concentration of collateral in a particular geographic area. Therefore, the yield may be difficult to predict and actual yield to maturity may be more or less than the anticipated yield to maturity. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entities issuing the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities. Due to the shorter maturity of the collateral backing such securities, there tends to be less of a risk of substantial prepayment than with mortgage-backed securities but the risk of such a prepayment does exist. Such asset-backed securities do, however, involve certain risks not associated with mortgage-backed securities, including the risk that security interests cannot be adequately, or in many cases ever, established, and other risks that may be peculiar to particular classes of collateral. For example, with respect to credit card receivables, a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on the credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing such receivables due to the large number of vehicles involved in a typical issuance and technical requirements under state laws; therefore, recoveries on repossessed collateral may not always be available to support payments on the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses resulting from ultimate default enhances the likelihood of payments of the obligations on at least some of the assets in the pool. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple-class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and “over collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed that required to make payments of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in such issue.

Borrowing

The Emerging Markets Portfolio II may borrow money from banks, including its custodian, as a temporary measure for extraordinary or emergency purposes to facilitate redemptions. The Emerging Markets Portfolio II may maintain a negative cash balance with its custodian, which is considered a form of borrowing or leverage. The Emerging Markets Portfolio II is required to pay interest to the custodian on negative cash balances.

The Funds may obtain such short-term borrowing from banks as may be necessary from time to time due, but not limited, to such events as: large dividend payments; failed trades; the clearance of purchases and sales of portfolio securities; and securities on loan. The Funds will be required to pay interest to the lending banks on amounts borrowed. As a result, borrowing money could result in the Fund being unable to meet its investment objective. Borrowing is a form of leverage. If a Fund borrows money to purchase securities or maintains a negative cash balance with its custodian and the value of its investments decreases, the Fund’s losses will be greater than if it did not borrow money for investment purposes.

The 1940 Act and the SEC’s current rules, exemptions, and interpretations thereunder, permit a Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. A Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that a Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund’s holdings would be disadvantageous from an investment standpoint. Investment securities will not be purchased while a Fund has an outstanding borrowing.

In addition to borrowings that are subject to 300% asset coverage and are considered by the SEC to be permitted “senior securities,” a Fund is also permitted under the 1940 Act to borrow for temporary purposes in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan will be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.

Brady Bonds

The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may invest in Brady Bonds.

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings under a debt restructuring plan introduced by former United States Secretary of the Treasury, Nicholas F. Brady (the “Brady Plan”). Brady Plan debt restructurings have been implemented in a number of countries including Argentina, Brazil, Bulgaria, Costa Rica, Croatia, Dominican Republic, Ecuador, Jordan, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Slovenia, Uruguay, and Venezuela. Brady Bonds have been issued only recently, and for that reason do not have a long payment history. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar), and are actively traded in over-the-counter secondary markets. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Brady Bonds are often viewed as having three or four valuation components: the collateralized repayment of principal at final maturity; the collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the “residual risk”). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

Commercial Banking Industry

The International Equity and Labor Select International Equity Portfolios may invest up to 30% of their respective net assets in the commercial banking industry as classified by the Global Industry Classification Standard (“GICS”) developed by MSCI Barra, the provider of the Funds’ benchmark, the MSCI EAFE Index, and Standard & Poor’s (“S&P”). Under this definition, the commercial banking industry includes: (1) diversified banks, which are commercial banks whose businesses are derived primarily from commercial lending operations and have significant business activity in retail banking and small and medium corporate lending; and (2) regional banks, whose businesses are generally derived primarily from commercial lending operations and have significant business activity in retail banking and small and medium corporate lending. Commercial banking excludes companies that GICS would classify as thrifts and mortgage banks, investment banks, and brokerages.

Convertible Securities

A portion of The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios’ assets may be invested in convertible debt securities of issuers in any industry, and The Real Estate Investment Trust Portfolio’s assets may be invested in convertible securities of issuers in the real estate industry. The Large-Cap Growth Equity Portfolio, The Large-Cap Value Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The Select 20 Portfolio, The International Equity Portfolio,

The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio each may invest in convertible securities without reference to such securities’ investment grade rating because they invest in such securities primarily for their equity characteristics. The Large-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The Emerging Markets, and The High-Yield Bond Portfolios may invest in enhanced convertible securities, including convertible preferred stocks that offer enhanced yield features.

A convertible security is generally a debt obligation, preferred stock, or other security that may be converted within a specified period of time into a certain amount of common stock of the same or of a different issuer. The conversion may occur at the option of the investor in or issuer of the security, or upon a predetermined event. A convertible security typically provides a fixed income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in its underlying common stock. As with a straight fixed income security, a convertible security tends to increase in market value when interest rates decline and decrease in value when interest rates rise. Like common stock, the value of a convertible security also tends to increase as the market value of the underlying stock rises, and it tends to decrease as the market value of the underlying stock declines. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities are also subject to risks that affect debt securities in general.

Although less than an investment in the underlying stock, the potential for gain on an investment in a convertible security is greater than for similar nonconvertible securities. As a result, a lower yield is generally offered on convertible securities than on otherwise equivalent nonconvertible securities. There is no guarantee that a Fund will realize gains on a convertible security in excess of the foregone yield it accepts to invest in such convertible security.

A convertible security is usually issued either by an operating company or by an investment bank. When issued by an operating company, a convertible security tends to be senior to the company’s common stock, but may be subordinate to other types of fixed income securities issued by that company. When a convertible security issued by an operating company is “converted,” the operating company often issues new stock to the holder of the convertible security. However, if the convertible security is redeemable and the parity price of the convertible security is less than the call price, the operating company may pay out cash instead of common stock.

If the convertible security is issued by an investment bank or other sponsor, the security is an obligation of and is convertible through the issuing investment bank. However, the common stock received upon conversion is that of a company other than the investment bank or sponsor. The issuer of a convertible security may be important in determining the security’s true value. This is because the holder of a convertible security will have recourse only to the issuer.

Convertible preferred stock. A convertible preferred stock is usually treated like a preferred stock for a Fund’s financial reporting, credit rating, and investment policies, and limitations purposes. A preferred stock is subordinated to all debt obligations in the event of insolvency, and an issuer’s failure to make a dividend payment is generally not an event of default entitling the preferred shareholder to take action. A preferred stock generally has no maturity date, so its market value is dependent on the issuer’s business prospects for an indefinite period of time. Distributions from preferred stock are dividends, rather than interest payments, and are usually treated as such for tax purposes. Investments in convertible preferred stock, as compared to the debt obligations of an issuer, generally increase a Fund’s exposure to the credit risk of the issuer and market risk generally, because convertible preferred stock will fare more poorly if the issuer defaults or markets suffer.

Risks. An investment in a convertible security may involve risks. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of a security when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for a Fund to obtain market quotations based on actual trades for purposes of valuing the Fund’s portfolio. Although a Fund intends to acquire convertible securities that the Manager considers to be liquid (i.e., those securities that the investment manager determines may be sold on an exchange, or an institutional or other substantial market), there can be no assurances that this will be achieved. Certain securities and markets can become illiquid quickly, resulting in liquidity risk for the Fund. A Fund will also encounter difficulty valuing convertible securities due to illiquidity or other circumstances that make it difficult for the Fund to obtain timely market quotations based on actual trades for convertible securities.

Synthetic convertible securities. A synthetic convertible security is created by combining distinct securities that together possess the two principal characteristics of a true convertible security, i.e., fixed income payments in the form of interest or dividends and the right to acquire the underlying equity security. This combination is achieved by investing in nonconvertible debt securities and in warrants or stock or stock index call options which grant the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price (or to receive cash, in the case of stock index options). Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then-current value of the underlying security.

In addition to the general risks of convertible securities and the special risks of enhanced convertible securities, there are risks unique to synthetic convertible securities. Synthetic convertible securities differ from true convertible securities in several respects. The value of a synthetic convertible security is the sum of the values of its debt security component and its convertibility component. Thus, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations. Although the investment manager expects normally to create synthetic convertible securities whose two components provide exposure to the same issuer, the character of a synthetic convertible allows a Fund to combine components representing distinct issuers, or to combine a debt security with a call option on a stock index. In addition, the component parts of a synthetic convertible security may be purchased simultaneously or separately, and the holder of a synthetic convertible security faces the risk that the price of the stock or the level of the market index underlying the convertibility component will decline. Exposure to more than one issuer or participant will increase the number of parties upon which the investment depends and the complexity of that investment and, as a result, increase a Fund’s credit risk and valuation risk.

Depositary Receipts

The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”). Such ADRs that The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, and The Real Estate Investment Trust Portfolios may invest in will be those that are actively traded in the United States. In conjunction with their investment in foreign securities, The Large-Cap Growth Equity, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets II, and The Emerging Markets Portfolios may also invest in sponsored and unsponsored European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”). In addition, The Focus Smid-Cap Growth Equity Portfolio may invest in sponsored and unsponsored GDRs subject to its 20% limit on investments in foreign securities.

Many securities of foreign issuers are represented by ADRs, GDRs, and EDRs (collectively, “depositary receipts”). Generally, depositary receipts in registered form are designed for use in the U.S. securities market and depositary receipts in bearer form are designed for use in securities markets outside the U.S. ADRs evidence ownership of, and represent the right to receive, securities of foreign issuers deposited in a domestic bank or trust company or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter. While ADRs do not eliminate all the risks associated with foreign investments, by investing in ADRs rather than directly in the stock of foreign issuers, a Fund will avoid currency and certain foreign market trading risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the U.S. for ADRs quoted on a national securities exchange. The information available for ADRs is subject to the accounting, auditing, and financial reporting standards of the U.S. market or exchange on which they are traded, which standards are generally more uniform and more exacting than those to which many foreign issuers may be subject.

EDRs and GDRs are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. EDRs and GDRs may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. If the issuer’s home country does not have developed financial markets, a Fund could be exposed to the credit risk of the custodian or financial institution and greater market risk. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. A Fund would be expected to pay a share of the additional fees, which it would not pay if investing directly in the foreign securities. A Fund may experience delays in receiving its dividend and interest payments or exercising rights as a shareholder.

Depositary receipts may reduce some but not eliminate all the risks inherent in investing in the securities of foreign issuers. Depositary receipts are still subject to the political and economic risks of the underlying issuer’s country and are still subject to foreign currency exchange risk. Depositary receipts will be issued under sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of depositary receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in an issuer that has participated in the creation of a sponsored program, there may be an increased possibility of untimely responses to certain corporate actions of the issuer, such as stock splits and rights offerings, in an unsponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between this information and the market value of the depositary receipts. If a Fund’s investment depends on obligations being met by the arranger as well as the issuer of an unsponsored program, the Fund will be exposed to additional credit risk.

Derivatives Instruments

The Funds may invest in some or all of the following types of derivatives instruments: forward foreign currency exchange contracts, futures, options, and swaps, all of which are described in more detail in this section of the SAI.

Generally, derivatives are financial instruments whose value depends on or is derived from the value of one or more underlying assets, reference rates, or indices (a “reference instrument”) and may relate to stocks, bonds, interest rates, currencies, commodities, or related indices. Derivatives instruments allow a Fund to gain or reduce exposure to the value of a reference instrument without actually owning or selling the instrument. Because some derivatives instruments used by the Funds may oblige a Fund to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such derivatives. For more information about segregating assets, see “Segregation of Assets” in this section.

Exclusion from commodity pool operator definition. The Funds have claimed an exclusion from the definition of “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) and the rules of the Commodity Futures Trading Commission (“CFTC”) and, therefore, are not subject to CFTC registration or regulation as a CPO. In addition, the Manager is relying upon a related exclusion from the definition of “commodity trading advisor” (“CTA”) under the CEA and the rules of the CFTC.

The terms of the CPO exclusion require a Fund, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include commodity futures, commodity options, and certain swaps, which in turn include nondeliverable currency forwards, as further described below. Because the Manager and the Funds intend to comply with the terms of the CPO exclusion, each Fund may, in the future, need to adjust its investment strategies, consistent with its investment goal, to limit its investments in these types of instruments. The Funds are not intended as a vehicle for trading in the commodity futures, commodity options, or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, or a Fund, its investment strategies, or this SAI.

Generally, the exclusion from CPO regulation on which the investment manager relies requires a Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund’s positions in commodity interests may not exceed 5% of the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund’s commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund’s portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, a Fund may not market itself as a commodity pool or otherwise as a vehicle for trading in the commodity futures, commodity options, or swaps markets. If, in the future, a Fund can no longer satisfy these requirements, the Manager would withdraw its notice claiming an exclusion from the definition of a CPO, and the investment manager would be subject to registration and regulation as a CPO with respect to the Fund; in that case, the Manager and the Fund would need to comply with all applicable CFTC disclosure, reporting, operational, and other regulations, which could increase Fund expenses.

Developing government regulation of derivatives. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC, and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits, and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which a Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund’s use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund’s ability to achieve its investment goal(s). The Manager will continue to monitor developments in the area, particularly to the extent regulatory changes affect a Fund’s ability to enter into desired swap agreements. New requirements, even if not directly applicable to a Fund, may increase the cost of the Fund’s investments and cost of doing business.

Duration

Most debt obligations provide interest (coupon) payments in addition to a final (par) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in the level and structure of interest rates. Traditionally, a debt security’s term-to-maturity has been used as a proxy for the sensitivity of the security’s price to changes in interest rates (which is the interest rate risk or volatility of the security). However, term-to-maturity measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity.

Duration is a measure of the expected life of a fixed income security that was developed as a more precise alternative to the concept of term-to-maturity. Duration incorporates a bond’s yield, coupon interest payments, final maturity, and call features into one measure. Duration is one of the fundamental tools used by the Manager in the selection of fixed income securities. Duration is a measure of the expected life of a fixed income security on a present value basis. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable bond, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, all other factors being the same, the lower the stated or coupon rate of interest of a fixed income security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter the duration of the security.

There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of 10 or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, the Manager will use sophisticated analytical techniques that incorporate the economic life of a security into the determination of its interest rate exposure.

Equity Linked Securities

The Emerging Markets Portfolio and The Emerging Market Portfolio II may invest a portion of their assets in equity linked securities. In some instances, investments in equity linked securities may also be subject to each Fund’s limitation on investments in investment companies.

Equity linked securities are privately issued derivatives securities which have a return component based on the performance of another security, a basket of securities, or an index. Investing in equity linked securities can be an alternative to investing in the underlying security directly in situations where a U.S.-based fund would have to register with a foreign exchange or foreign securities agency to be able to purchase the underlying security directly.

Equity linked securities are generally subject to the risks associated with derivative investments. Such risks includes the possibility that a fund may experience a significant loss if it employs a derivatives strategy related to a security or a securities index, and that security or index moves in the opposite direction from what such fund’s portfolio manager had anticipated. Another risk of derivative transactions is the possibility that the counterparty issuing the equity linked security does not have the financial (or other) ability to fulfill its contractual obligations. The Fund’s portfolio managers will review various factors, including the risks and costs associated with equity linked securities, in determining whether the Fund should invest in them. The purchase of an equity linked security does not usually give the holder the right to obtain the underlying security (or securities).

Fixed Income Securities

The Emerging Markets Portfolio II is permitted to invest up to 35% of its net assets in fixed income securities issued by companies in emerging countries or by foreign governments, their agents, instrumentalities or political sub-divisions; the Portfolio, however, does not anticipate investing, on a regular basis, more than 10% of its net assets in such fixed income securities. It may also invest in fixed income securities that are denominated in the currencies of emerging market countries. All of these may be high yield, high-risk fixed income securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or similarly rated by another nationally recognized statistical rating organization (“NRSRO”).

Foreign Investments

The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, and The Select 20 Portfolios (as well as The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The High-Yield Bond, and The Core Plus Fixed Income Portfolios, each of which on a more limited basis) may invest in foreign securities. The Large-Cap Value Equity, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The High-Yield Bond, The Core Plus Fixed Income, and The Select 20 Portfolios may invest up to 20%, 20%, 20%, 10%, 25%, 30%, and 20%, respectively, of their net assets in securities of foreign issuers and may hold foreign currency. The International Equity, The Labor Select International Equity, The Emerging Markets, and The Emerging Markets II Portfolios may invest without limitation in foreign securities and hold foreign currency.

Each of these Portfolios has the right to purchase securities in any developed, underdeveloped, or emerging country. The International Equity, The Large-Cap Growth Equity, The Labor Select International Equity, and The Focus Smid-Cap Growth Equity Portfolios will not invest, at the time of purchase, more than 10% of their net assets in emerging markets securities. The High-Yield Bond Portfolio will not invest, at the time of purchase, more than 20% of its net assets in emerging markets securities. The Select 20 Portfolio will not invest at time of purchase more than 20% of its net assets in foreign and emerging markets securities and may hold foreign currency. The issuers of the foreign government and government-related high yield securities, including Brady Bonds, in which The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios expect to invest have in the past experienced substantial difficulties in servicing their external debt obligations, which have led to defaults on certain obligations and the restructuring of certain indebtedness. As disclosed in the Prospectus for The International Equity Portfolio, The Labor Select International Equity Portfolio, The Emerging Markets Portfolio, The High Yield Bond Portfolio, and The Core Plus Fixed Income Portfolio, the foreign short-term fixed income securities in which the Portfolios may invest may be U.S. dollar or foreign currency denominated, including the euro. Such securities may include those issued by supranational entities.

It is also expected that the expenses for custodial arrangements of the Portfolios’ foreign securities will be somewhat greater than the expenses for the custodial arrangements for U.S. securities of equal value.

Overview. There are substantial risks associated with investing in the securities of governments and companies located in, or having substantial operations in, foreign countries, which are in addition to the usual risks inherent in domestic investments. The value of foreign securities (like U.S. securities) is affected by general economic conditions and individual issuer and industry earnings prospects. Investments in depositary receipts also involve some or all of the risks described below.

There is the possibility of cessation of trading on foreign exchanges, expropriation, nationalization of assets, confiscatory or punitive taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), restrictions on removal of assets, political or social instability, military action or unrest, or diplomatic developments that could affect investments in securities of issuers in foreign nations. There is no assurance that the investment manager will be able to anticipate these potential events. In addition, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to such securities will fluctuate based on the relative strength of the U.S. dollar.

There may be less publicly available information about foreign issuers comparable to the reports and ratings published about issuers in the U.S. Foreign issuers generally are not subject to uniform accounting or financial reporting standards. Auditing practices and requirements may not be comparable to those applicable to U.S. issuers. Certain countries’ legal institutions, financial markets, and services are less developed than those in the U.S. or other major economies. A Fund may have greater difficulty voting proxies, exercising shareholder rights, securing dividends and obtaining information regarding corporate actions on a timely basis, pursuing legal remedies, and obtaining judgments with respect to foreign investments in foreign courts than with respect to domestic issuers in U.S. courts. The costs associated with foreign investments, including withholding taxes, brokerage commissions, and custodial costs, are generally higher than with U.S. investments.

Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company. Some countries limit the investment of foreign persons to only a specific class of securities of an issuer that may have less advantageous terms than securities of the issuer available for purchase by nationals. Although securities subject to such restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions. In some countries the repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

From time to time, trading in a foreign market may be interrupted. Foreign markets also have substantially less volume than the U.S. markets and securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value (“NAV”).

In many foreign countries there is less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S., which may result in greater potential for fraud or market manipulation. Foreign over-the-counter markets tend to be less regulated than foreign stock exchange markets and, in certain countries, may be totally unregulated. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher. Foreign security trading, settlement, and custodial practices (including those involving securities settlement where assets may be released prior to receipt of payment) are often less developed than those in U.S. markets, may be cumbersome, and may result in increased risk or substantial delays. This could occur in the event of a failed trade or the insolvency of, or breach of duty by, a foreign broker/dealer, securities depository, or foreign subcustodian.

To the extent that a Fund invests a significant portion of its assets in a specific geographic region or country, the Fund will have more exposure to economic risks related to such region or country than a fund whose investments are more geographically diversified. Adverse conditions or changes in policies in a certain region or country can affect securities of other countries whose economies appear to be unrelated but are otherwise connected. In the event of economic or political turmoil, a deterioration of diplomatic relations or a natural or man-made disaster in a region or country where a substantial portion of the Fund’s assets are invested, the Fund may have difficulty meeting a large number of shareholder redemption requests.

The holding of foreign securities may be limited by a Fund to avoid investment in certain Passive Foreign Investment Companies (“PFICs”) and the imposition of a PFIC tax on the Fund resulting from such investments.

Developing markets or emerging markets. Investments in companies domiciled or with significant operations in developing market or emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include, among others (i) less social, political, and economic stability; (ii) smaller securities markets with low or nonexistent trading volume, which result in greater illiquidity and greater price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation, including less transparent and established taxation policies; (v) less developed regulatory or legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in many developing market countries, of a capital market structure or market-oriented economy; (vii) more widespread corruption and fraud; (viii) the financial institutions with which a Fund may trade may not possess the same degree of financial sophistication, creditworthiness, or resources as those in developed markets; and (ix) the possibility that recent favorable economic developments in some developing market countries may be slowed or reversed by unanticipated economic, political, or social events in such countries.

In addition, many developing market countries have experienced substantial, and during some periods, extremely high rates of inflation, for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing market countries may differ unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, debt burden, capital reinvestment, resource self-sufficiency, and balance of payments position. The economies of some developing market countries may be based on only a few industries, and may be highly vulnerable to changes in local or global trade conditions.

Settlement systems in developing market countries may be less organized than in developed countries. Supervisory authorities may also be unable to apply standards which are comparable with those in more developed countries. There may be risks that settlement may be delayed and that cash or securities belonging to a Fund may be in jeopardy because of failures of or defects in the settlement systems. Market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by a broker or bank (the “counterparty”) through whom the relevant transaction is effected might result in a loss being suffered by a Fund. A Fund seeks, where possible, to use counterparties whose financial status reduces this risk. However, there can be no certainty that the Fund will be successful in eliminating or reducing this risk, particularly as counterparties operating in developing market countries frequently lack the substance, capitalization, and/or financial resources of those in developed countries. Uncertainties in the operation of settlement systems in individual markets may increase the risk of competing claims to securities held by or to be transferred to a Fund. Legal compensation schemes may be nonexistent, limited, or inadequate to meet a Fund’s claims in any of these events.

Securities trading in developing markets presents additional credit and financial risks. A Fund may have limited access to, or there may be a limited number of, potential counterparties that trade in the securities of developing market issuers. Governmental regulations may restrict potential counterparties to certain financial institutions located or operating in the particular developing market. Potential counterparties may not possess, adopt, or implement creditworthiness standards, financial reporting standards, or legal and contractual protections similar to those in developed markets. Currency and other hedging techniques may not be available or may be limited.

The local taxation of income and capital gains accruing to nonresidents varies among developing market countries and may be comparatively high. Developing market countries typically have less well-defined tax laws and procedures and such laws may permit retroactive taxation so that a Fund could in the future become subject to local tax liabilities that had not been anticipated in conducting its investment activities or valuing its assets.

Many developing market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or nonexistent. Investments in developing market countries may involve risks of nationalization, expropriation, and confiscatory taxation. For example, the Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that similar expropriation will not occur in the future. In the event of expropriation, the Fund could lose all or a substantial portion of any investments it has made in the affected countries. Accounting, auditing, and reporting standards in certain countries in which the Fund may invest may not provide the same degree of investor protection or information to investors as would generally apply in major securities markets. In addition, it is possible that purported securities in which the Fund invested may subsequently be found to be fraudulent and as a consequence the Fund could suffer losses.

Finally, currencies of developing market countries are subject to significantly greater risks than currencies of developed countries. Some developing market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies and associated difficulties with the valuation of assets, including a Fund’s securities, denominated in that currency. Some developing market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some developing market countries, such as certain Eastern European countries, may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund’s shareholders.

Foreign governmental and supranational debt securities. Investments in debt securities of governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored, or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled, or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission, or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws; economic development; and humanitarian, political, or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank, and the European Economic Community.

Foreign government debt securities are subject to risks in addition to those relating to debt securities generally. Governmental issuers of foreign debt securities may be unwilling or unable to pay interest and repay principal, or otherwise meet obligations, when due and may require that the conditions for payment be renegotiated. As a sovereign entity, the issuing government may be immune from lawsuits in the event of its failure or refusal to pay the obligations when due. The debtor’s willingness or ability to repay in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its non-U.S. reserves, the availability of sufficient non-U.S. exchange on the date a payment is due, the relative size of the debt service burden to the issuing country’s economy as a whole, the sovereign debtor’s policy toward principal international lenders, such as the International Monetary Fund or the World Bank, and the political considerations or constraints to which the sovereign debtor may be subject. Governmental debtors also will be dependent on expected disbursements from foreign governments or multinational agencies and the country’s access to, or balance of, trade. Some governmental debtors have in the past been able to reschedule or restructure their debt payments without the approval of debt holders or declare moratoria on payments, and similar occurrences may happen in the future. There is no bankruptcy proceeding by which a Fund may collect in whole or in part on debt subject to default by a government.

Foreign currency exchange rates. Changes in foreign currency exchange rates will affect the U.S. dollar market value of securities denominated in such foreign currencies and any income received or expenses paid by a Fund in that foreign currency. This may affect a Fund’s share price, income, and distributions to shareholders. Some countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. It will be more difficult for the investment manager to value securities denominated in currencies that are fixed or managed. Certain currencies may not be internationally traded, which could cause illiquidity with respect to a Fund’s investments in that currency and any securities denominated in that currency. Currency markets generally are not as regulated as securities markets. The Funds endeavor to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchanges (to cover service charges) may be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of securities in U.S. dollars are used for the purchase of securities denominated in foreign currencies. Some countries may adopt policies that would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source.

Certain currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund’s portfolio securities are denominated may have a detrimental impact on the Fund. Where the exchange rate for a currency declines materially after a Fund’s income has been accrued and translated into U.S. dollars, the Fund may need to redeem portfolio securities to make required distributions. Similarly, if an exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, a Fund will have to convert a greater amount of the currency into U.S. dollars in order to pay the expenses.

Investing in foreign currencies for purposes of gaining from projected changes in exchange rates further increases a Fund’s exposure to foreign securities losses.

The Funds do not consider currencies or other financial commodities or contracts and financial instruments to be physical commodities (which include, for example, oil, precious metals, and grains). Accordingly, the Funds interpret the fundamental restriction to permit the Funds (subject to the Funds’ investment goals and general investment policies as stated in the Prospectus and this SAI) to invest directly in foreign currencies and other financial commodities and to purchase, sell, or enter into foreign currency futures contracts and options thereon, foreign currency forward contracts, foreign currency options, currency, commodity- and financial instrument-related swap agreements, hybrid instruments, interest rate, securities-related or foreign currency-related futures contracts or other currency-, commodity- or financial instrument-related derivatives, subject to compliance with any applicable provisions of the federal securities or commodities laws. The Funds also interpret their fundamental restriction regarding purchasing and selling physical commodities to permit the Funds to invest in exchange-traded funds or other entities that invest in physical and/or financial commodities, subject to the limits described in the Prospectuses and this SAI.

Forward Foreign Currency Exchange Contracts

The International Equity, The Labor Select International Equity, The Emerging Markets II, and The Emerging Markets Portfolios (as well as The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The High-Yield Bond, and The Core Plus Fixed Income Portfolios, consistent with their limited ability to invest in foreign securities) may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize (i.e., hedge against) currency value fluctuations. The Focus Smid-Cap Growth Equity, The Emerging Markets II, and The Emerging Markets Portfolios may also enter into transactions involving foreign currency options, futures contracts and options on futures contracts, in order to minimize the currency risk in their investment portfolios. A Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s securities or other assets denominated in that currency.

The Funds value their assets daily in U.S. dollars. They do not intend to convert the value of their foreign holdings into U.S. dollars on a daily basis. The Funds will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to facilitate or expedite settlement of Fund transactions and to minimize currency value fluctuations. The Funds may conduct their foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a “forward foreign currency” contract or “forward” contract). The Funds will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividends or interest payments on a security that it holds, the Fund may desire to “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment as the case may be. By entering into a forward contract for a fixed amount of dollars for the purchase or sale of the amount of foreign currency involved in the underlying transactions, a Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

Additionally, when the Manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a Fund may enter into a forward contract for a fixed amount of dollars, to sell the amount of foreign currency approximating the value of some or all of the securities of the Fund denominated in such foreign currency.

The Funds may use forward currency contracts to manage currency risks and to facilitate transactions in foreign securities. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by the Funds.

In connection with purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts to fix a definite price for the purchase or sale in advance of the trade’s settlement date. This technique is sometimes referred to as a “settlement hedge” or “transaction hedge.” The Manager expects to enter into settlement hedges in the normal course of managing the Funds’ foreign investments. A Fund could also enter into forward contracts to purchase or sell a foreign currency in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Manager.

The Funds may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a Fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound’s value. Such a hedge (sometimes referred to as a “position hedge”) would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by selling another currency expected to perform similarly to the pound sterling — for example, by entering into a forward contract to sell euros in return for U.S. dollars. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally will not hedge currency exposure as effectively as a simple hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

Under certain conditions, SEC guidelines require mutual funds to set aside cash and appropriate liquid assets in a segregated custodian account to cover forward currency contracts. As required by SEC guidelines, the Funds will segregate assets to cover forward currency contracts, if any, whose purpose is essentially speculative.

Under definitions adopted by the CFTC and the SEC, nondeliverable forwards are considered swaps, and therefore are included in the definition of “commodity interests.” Although nondeliverable forwards have historically been traded in the over-the-counter (“OTC”) market, as swaps they may in the future be required to be centrally cleared and traded on public facilities. For more information on central clearing and trading of cleared swaps, see “Cleared swaps,” “Risks of cleared swaps,” and “Developing government regulation of derivatives.” Currency and cross currency forwards that qualify as deliverable forwards are not regulated as swaps for most purposes, and are not included in the definition of “commodity interests.” However these forwards are subject to some requirements applicable to swaps, including reporting to swap data repositories, documentation requirements, and business conduct rules applicable to swap dealers.

Risks of forward foreign contracts. The successful use of these transactions will usually depend on the Manager’s ability to accurately forecast currency exchange rate movements. Should exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of the transaction, or it may realize losses. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised, for example, due to bankruptcy or insolvency of the counterparty. While a Fund uses only counterparties that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Moreover, investors should bear in mind that a Fund is not obligated to actively engage in hedging or other currency transactions. For example, a Fund may not have attempted to hedge its exposure to a particular foreign currency at a time when doing so might have avoided a loss.

Currency forward contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not engaged in such contracts. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and the currencies bought or sold in the forward contracts entered into by the Fund. This imperfect correlation may cause a Fund to sustain losses that will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Futures and Options on Futures

In order to remain fully invested, to facilitate investments in portfolio securities, and to reduce transaction costs, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may, to a limited extent, enter into futures contracts, purchase or sell options on futures contracts and engage in certain transactions in options on securities, and may enter into closing transactions with respect to such activities. The Funds will only enter into these transactions for hedging purposes if it is consistent with the Funds’ investment objectives and policies, and the Funds will not engage in such transactions to the extent that obligations relating to futures contracts, options on futures contracts, and options on securities, in the aggregate, exceed 25% of the Funds’ assets, or 20% in The Real Estate Investment Trust Portfolio’s total assets. The Funds will not enter into futures contracts and options thereon to the extent that more than 5% of a Funds’ assets are required as futures contract margin deposits and premiums on options, and only to the extent that obligations under such futures contracts and options thereon would not exceed 20% of the Funds’ total assets. In the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limit.

Additionally, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may enter into futures contracts, purchase or sell options on futures contracts, and trade in options on foreign currencies, and may enter into closing transactions with respect to such activities to hedge or “cross hedge” the currency risks associated with their investments. Consistent with the limited purposes for which the Funds may engage in these transactions, a Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in interest rates without actually buying or selling the securities.

Futures contracts. Generally, a futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference instrument, such as a specific security, currency or commodity, at a specified price at a specified later date. A “sale” of a futures contract means the acquisition of a contractual obligation to deliver the underlying reference instrument called for by the contract at a specified price on a specified date. A “purchase” of a futures contract means the acquisition of a contractual obligation to acquire the underlying reference instrument called for by the contract at a specified price on a specified date. The purchase or sale of a futures contract will allow a Fund to increase or decrease its exposure to the underlying reference instrument without having to buy the actual instrument.

The underlying reference instruments to which futures contracts may relate include non-U.S. currencies, interest rates, stock and bond indices, and debt securities, including U.S. government debt obligations. In most cases the contractual obligation under a futures contract may be offset, or “closed out,” before the settlement date so that the parties do not have to make or take delivery. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract. This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying instrument or asset. Although some futures contracts by their terms require the actual delivery or acquisition of the underlying instrument or asset, some require cash settlement.

Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated “contract markets” by the CFTC and must be executed through a futures commission merchant (FCM), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants. Because all transactions in the futures market are made, offset, or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, a Fund will incur brokerage fees when it buys or sells futures contracts.

The Funds generally buy and sell futures contracts only on contract markets (including exchanges or boards of trade) where there appears to be an active market for the futures contracts, but there is no assurance that an active market will exist for any particular contract or at any particular time. An active market makes it more likely that futures contracts will be liquid and bought and sold at competitive market prices. In addition, many of the futures contracts available may be relatively new instruments without a significant trading history. As a result, there can be no assurance that an active market will develop or continue to exist.

When a Fund enters into a futures contract, it must deliver to an account controlled by the FCM (that has been selected by the Fund), an amount referred to as “initial margin” that currently ranges from 1% to 15% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM. Thereafter, a “variation margin” amount may be required to be paid by a Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the futures contract. The account is marked-to-market daily and the variation margin is monitored by a Fund’s investment manager and the Fund’s custodian on a daily basis. When the futures contract is closed out, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Some futures contracts provide for the delivery of securities that are different than those that are specified in the contract. For a futures contract for delivery of debt securities, on the settlement date of the contract, adjustments to the contract can be made to recognize differences in value arising from the delivery of debt securities with a different interest rate from that of the particular debt securities that were specified in the contract. In some cases, securities called for by a futures contract may not have been issued when the contract was written.

Risks of futures contracts. The Funds’ use of futures contracts is subject to the risks associated with derivative instruments generally. In addition, a purchase or sale of a futures contract may result in losses to a Fund in excess of the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to a Fund. In addition, if a Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause a Fund to experience substantial losses on an investment in a futures contract.

There is a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

A Fund may not be able to properly hedge or effect its strategy when a liquid market is unavailable for the futures contract the Fund wishes to close, which may at times occur. In addition, when futures contracts are used for hedging, there may be an imperfect correlation between movements in the prices of the underlying reference instrument on which the futures contract is based and movements in the prices of the assets sought to be hedged.

If the Manager’s investment judgment about the general direction of market prices or interest or currency exchange rates is incorrect, a Fund’s overall performance will be poorer than if it had not entered into a futures contract. For example, if a Fund has purchased futures to hedge against the possibility of an increase in interest rates that would adversely affect the price of bonds held in its portfolio and interest rates instead decrease, the Fund will lose part or all of the benefit of the increased value of the bonds which it has hedged. This is because its losses in its futures positions will offset some or all of its gains from the increased value of the bonds.

The difference (called the “spread”) between prices in the cash market for the purchase and sale of the underlying reference instrument and the prices in the futures market is subject to fluctuations and distortions due to differences in the nature of those two markets. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions that could distort the normal pricing spread between the cash and futures markets. Second, the liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery of the underlying instrument. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, resulting in pricing distortion. Third, from the point of view of speculators, the margin deposit requirements that apply in the futures market are less onerous than similar margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. When such distortions occur, a correct forecast of general trends in the price of an underlying reference instrument by the investment manager may still not necessarily result in a profitable transaction.

Futures contracts that are traded on non-U.S. exchanges may not be as liquid as those purchased on CFTC-designated contract markets. In addition, non-U.S. futures contracts may be subject to varied regulatory oversight. The price of any non-U.S. futures contract and, therefore, the potential profit and loss thereon, may be affected by any change in the non-U.S. exchange rate between the time a particular order is placed and the time it is liquidated, offset or exercised.

The CFTC and the various exchanges have established limits referred to as “speculative position limits” on the maximum net long or net short position that any person, such as a Fund, may hold or control in a particular futures contract. Trading limits are also imposed on the maximum number of contracts that any person may trade on a particular trading day. An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The regulation of futures, as well as other derivatives, is a rapidly changing area of law.

Futures exchanges may also limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. This daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

Options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contract. When a Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The purchase of a call or put option on a futures contract, whereby the Fund has the right to purchase or sell, respectively, a particular futures contract, is similar in some respects to the purchase of a call or put option on an individual security or currency. Depending on the premium paid for the option compared to either the price of the futures contract upon which it is based or the price of the underlying reference instrument, the option may be less risky than direct ownership of the futures contract or the underlying reference instrument. For example, a Fund could purchase a call option on a long futures contract when seeking to hedge against an increase in the market value of the underlying reference instrument, such as appreciation in the value of a non-U.S. currency against the U.S. dollar.

The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position. In addition, the seller will be required to post and maintain initial and variation margin with the FCM. One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.

For more general information about the mechanics of purchasing and writing options, see “Options” below.

Risks of options on futures contracts. A Fund’s use of options on futures contracts is subject to the risks related to derivative instruments generally. In addition, the amount of risk a Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights. If the seller were required to take such a position, it could bear substantial losses. An option writer has potentially unlimited economic risk because its potential loss, except to the extent offset by the premium received, is equal to the amount the option is “in-the-money” at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract.

High Yield High-Risk (“Junk Bonds”) Securities

The Large-Cap Growth Equity and The Select 20 Portfolios each may invest up to 5% of its assets in high-risk, high yield fixed income securities of foreign governments, including, within specified limitations, Brady Bonds. The Emerging Markets Portfolio and The Emerging Markets Portfolio II may invest up to 35% of their respective net assets in fixed income securities issued by emerging country companies, and foreign governments, their agencies and instrumentalities or political sub-divisions, all of which may be high yield, high-risk securities, including Brady Bonds. The Core Plus Fixed Income Portfolio may invest up to 30% of its assets in high-risk, high yield fixed income securities. The High-Yield Bond Portfolio invests primarily in corporate bonds rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another NRSRO.

Junk bonds are often considered to be speculative and involve significantly higher risk of default on the payment of principal and interest or are more likely to experience significant price fluctuation due to changes in the issuer’s creditworthiness. Market prices of these securities may fluctuate more than higher-rated debt securities and may decline significantly in periods of general economic difficulty which may follow periods of rising interest rates. Although the market for high yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the high yield bond market, especially during periods of economic recession. See “Appendix A — Description of Ratings.”

The market for lower-rated securities may be less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. If market quotations are not available, these securities will be valued in accordance with procedures established by the Board, including the use of outside pricing services. Judgment plays a greater role in valuing high yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by a Fund to value their portfolio securities and the Fund’s ability to dispose of these lower-rated debt securities.

Since the risk of default is higher for lower-quality securities, the Manager’s research and credit analysis is an integral part of managing any securities of this type. In considering junk bond investments, the Manager will attempt to identify those issuers of high-yielding securities whose financial conditions are adequate to meet future obligations, have improved, or are expected to improve in the future. The Manager’s analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer. There can be no assurance that such analysis will prove accurate.

A Fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as security holder to seek to protect the interests of security holders if it determines this to be in the best interest of shareholders.

Initial Public Offerings (IPOs)

Under certain market conditions, The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, and The Select 20 Portfolios may invest in companies at the time of their IPOs. Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable because of the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs may be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

Illiquid and Restricted Securities

Except for The International Equity Portfolio, each Portfolio may invest no more than 15% of its respective net assets in illiquid securities. The International Equity Portfolio may invest no more than 10% of its net assets in illiquid securities. An investment is generally deemed to be illiquid if it cannot be sold within seven days in the ordinary course of business at approximately the amount at which a Fund is valuing the investment. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

The Funds may purchase privately placed debt and other securities whose resale is restricted under applicable securities laws. Such restricted securities generally offer a higher return than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which could result in the Funds obtaining a less favorable price on a resale.

Each Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A (“Rule 144A Securities”) under the 1933 Act. Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Funds. Restricted securities generally offer a higher return potential than comparable registered securities but involve some additional risk since they can be resold only in privately negotiated transactions or after registration under applicable securities laws. The registration process may involve delays which would result in a Fund obtaining a less favorable price on a resale.

While maintaining oversight, the Board has delegated to the Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund’s limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund’s holdings of illiquid securities exceed the Fund’s limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Investment Company Securities

Except for The Labor Select International Equity Portfolio, each Fund may invest in other investment companies to the extent permitted by the 1940 Act, SEC rules thereunder and exemptions thereto.

With respect to unaffiliated funds in which a Fund may invest, Section 12(d)(1)(A) of the 1940 Act requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of a Fund’s total assets will be invested in securities of investment companies as a group, and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund. A Fund will limit its investments in unaffiliated funds in accordance with the Section 12(d)(1)(A) limitations set forth above, except to the extent that any rules, regulations or no-action or exemptive relief under the 1940 Act permits the Fund’s investments to exceed such limits in unaffiliated underlying funds. To the extent that a Fund invests in another investment company, because other investment companies pay advisory, administrative and service fees that are borne indirectly by investors, such as the Fund, there may be duplication of investment management and other fees. The Fund may also invest its cash balances in affiliated money market funds to the extent permitted by its investment policies and rules and exemptions granted under the 1940 Act.

A Fund may invest in securities issued by closed-end funds, subject to any Fund investment policies. If a Fund invests in shares issued by leveraged closed-end funds, it will face certain risks associated with leveraged investments. Investments in closed-end funds are subject to additional risks. For example, the price of the closed-end fund’s shares quoted on an exchange may not reflect the NAV of the securities held by the closed-end fund, and the premium or discount the share prices represent versus NAV may change over time based on a variety of factors, including supply of and demand for the closed-end fund’s shares, that are outside the closed-end fund’s control or unrelated to the value of the underlying portfolio securities. If a Fund invests in the closed-end fund to gain exposure to the closed-end fund’s investments, the lack of correlation between the performance of the closed-end fund’s investments and the closed-end fund’s share price may compromise or eliminate any such exposure.

Loans and Other Direct Indebtedness

The High-Yield Bond Portfolio and The Core Plus Fixed Income Portfolio may purchase loans and other direct indebtedness.

In purchasing a loan, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate, governmental, or other borrower. Many such loans are secured, although some may be unsecured. Such loans may be in default at the time of purchase. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of nonpayment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. These loans are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Such loans are typically made by a syndicate of lending institutions, represented by an agent lending institution that has negotiated and structured the loan and is responsible for collecting interest, principal, and other amounts due on its own behalf and on behalf of the others in the syndicate, and for enforcing its and their other rights against the borrower. Alternatively, such loans may be structured as a novation, pursuant to which the Fund would assume all of the rights of the lending institution in a loan or as an assignment, pursuant to which a Fund would purchase an assignment of a portion of a lender’s interest in a loan either directly from the lender or through an intermediary.

A Fund may also purchase trade or other claims against companies, which generally represent money owed by the company to a supplier of goods or services. These claims may also be purchased at a time when the company is in default.

Certain of the loans and the other direct indebtedness acquired by a Fund may involve revolving credit facilities or other standby financing commitments which obligate a Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when that Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that a Fund is committed to advance additional funds, it will at all times hold and maintain in a segregated account cash or other high grade debt obligations in an amount sufficient to meet such commitments. A Fund’s ability to receive payment of principal, interest, and other amounts due in connection with these investments will depend primarily on the financial condition of the borrower. In selecting the loans and other direct indebtedness that a Fund will purchase, the Manager will rely upon its own (and not the original lending institution’s) credit analysis of the borrower. As a Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. In such cases, the Fund will evaluate as well the creditworthiness of the lending institution and will treat both the borrower and the lending institution as an “issuer” of the loan for purposes of compliance with applicable law pertaining to the diversification of the Fund’s portfolio investments. The highly leveraged nature of many such loans and other direct indebtedness may make such loans and other direct indebtedness especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

Mortgage-Backed Securities

The Real Estate Investment Trust and The Core Plus Fixed Income Portfolios may invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government-sponsored corporations. The Funds also may invest in collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”). CMOs and REMICs issued by private entities are not government securities and are not directly guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Each of the Funds may invest in such private-backed securities, but the Funds will do so only if the securities are 100% collateralized at the time of issuance by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Core Plus Fixed Income Portfolio may invest up to 20% of its total assets in CMOs and REMICs issued by private entities that are not collateralized by securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, so called nonagency mortgage-backed securities. Investments in these securities may be made only if the securities represent interests in whole-loan mortgages, multi-family mortgages, commercial mortgages and other mortgage collateral supported by a first mortgage lien on real estate.

Overview. Mortgage-backed securities, also referred to as mortgage securities or mortgage-related securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or “pooled” together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to a mortgage-backed security to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which “pass-through” when received from individual borrowers, net of any fees owed to the administrator, guarantor or other service providers. Some mortgage-backed securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been Ginnie Mae, Fannie Mae, and Freddie Mac. Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Ginnie Mae is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the “FHA”), or guaranteed by the Department of Veterans Affairs (the “VA”). Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund’s shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the 12 Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Although the mortgage-backed securities of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these mortgage-backed securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. The U.S. government, in the past, provided financial support to Fannie Mae and Freddie Mac, but no assurance can be given that the U.S. government will continue to do so.

On Sept. 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers, and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer, or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise’s operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of nonpayment of principal and interest.

Private mortgage-backed securities. Issuers of private mortgage-backed securities, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers, are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the U.S. government or a U.S. government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. government nor an agency or instrumentality has guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets a Fund’s quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the investment manager determines that the securities meet the Fund’s quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political, or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Nongovernment mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed, or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, a Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to a Fund’s industry concentration restrictions, set forth under “Fundamental Investment Policies,” by virtue of the exclusion from that test available to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. In the case of privately issued mortgage-backed securities, a Fund categorizes, where possible, the securities by the issuer’s industry for purposes of the Fund’s industry concentration restrictions.

CMOs and REMICS. Some mortgage-backed securities known as CMOs are divided into multiple classes. Each of the classes is allocated a different share of the principal and/or interest payments received from the pool according to a different payment schedule depending on, among other factors, the seniority of a class relative to their classes. Other mortgage-backed securities such as REMICs are also divided into multiple classes with different rights to the interest and/or principal payments received on the pool of mortgages. A CMO or REMIC may designate the most junior of the securities it issues as a “residual” which will be entitled to any amounts remaining after all classes of shareholders (and any fees or expenses) have been paid in full. Some of the different rights may include different maturities, interest rates, payment schedules, and allocations of interest and/or principal payments on the underlying mortgage loans. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provide the capital to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below also applies to REMICs and multi-class pass-through securities.

All the risks applicable to a traditional mortgage-backed security also apply to the CMO or REMIC taken as a whole, even though certain classes of the CMO or REMIC will be protected against a particular risk by subordinated classes. The risks associated with an investment in a particular CMO or REMIC class vary substantially depending on the combination of rights associated with that class. An investment in the most subordinated classes of a CMO or REMIC bears a disproportionate share of the risks associated with mortgage-backed securities generally, be it credit risk, prepayment or extension risk (the risk of a security’s expected maturity being reduced or lengthened in duration due to a change of the timing of payment), interest rate risk, income risk, market risk, illiquidity risk or any other risk associated with a debt or equity instrument with similar features to the relevant class. As a result, an investment in the most subordinated classes of a CMO or REMIC is often riskier than an investment in other types of mortgage-backed securities.

CMOs are generally required to maintain more collateral than REMICs to collateralize the CMOs being issued. Most REMICs are not subject to the same minimum collateralization requirements and may be permitted to issue the full value of their assets as securities, without reserving any amount as collateral. As a result, an investment in the subordinated classes of a REMIC may be riskier than an investment in equivalent classes of a CMO.

CMOs may be issued, guaranteed, or sponsored by governmental entities or by private entities. Consequently, they involve risks similar to those of traditional mortgage-backed securities that have been issued, guaranteed, or sponsored by such government and/or private entities. For example, the Fund is generally exposed to a greater risk of loss due to default when investing in CMOs that have not been issued, guaranteed, or sponsored by a government entity.

CMOs are typically issued in multiple classes. Each class, often referred to as a “tranche,” is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on most classes of a CMO on a monthly, quarterly or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more classes of a CMO may have interest rates that reset periodically as adjustable-rate mortgage loans (“ARMs”) do. These adjustable rate classes are known as “floating-rate CMOs” and are subject to most risks associated with ARMs. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime “caps” on the interest rate. These caps, similar to the caps on ARMs, limit a Fund’s potential to gain from rising interest rates and increase the sensitivity of the CMO’s price to interest rate changes while rates remain above the cap.

Timely payment of interest and principal (but not the market value and yield) of some of these pools is supported by various forms of insurance or guarantees issued by private issuers, those who pool the mortgage assets and, in some cases, by U.S. government agencies.

CMOs involve risks including the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral, and risks resulting from the structure of the particular CMO transaction and the priority of the individual tranches. The prices of some CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may be less liquid than other types of mortgage-backed securities. As a result, it may be difficult or impossible to sell the securities at an advantageous price or time under certain circumstances. Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is historically higher since the U.S. government has not guaranteed them.

To the extent any privately issued CMOs in which a Fund invests are considered by the SEC to be an investment company, the Fund will limit its investments in such securities in a manner consistent with the provisions of the 1940 Act.

Commercial mortgage-backed securities (“CMBS”). CMBS are issued by special purpose entities that represent an undivided interest in a portfolio of mortgage loans backed by commercial properties. The loans are collateralized by various types of commercial property, which include, but are not limited to, multifamily housing, retail shopping centers, office space, hotels, and healthcare facilities. Private lenders, such as banks or insurance companies, originate these loans and then sell the loans directly into a CMBS trust or other entity. CMBS are subject to credit risk, prepayment risk, and extension risk. The Manager, through its careful credit analysis, attempts to address the risk of an issuer being unable to make timely payments of interest and principal. Although prepayment risk is present, it is of a lesser degree in CMBS than in the residential mortgage market.

Stripped mortgage securities. Some mortgage-backed securities referred to as stripped mortgage-backed securities are divided into classes which receive different proportions of the principal and interest payments or, in some cases, only payments of principal or interest (but not both). Other mortgage-backed securities referred to as net interest margin (NIM) securities give the investor the right to receive any excess interest earned on a pool of mortgage loans remaining after all classes and service providers have been paid in full. Stripped mortgage-backed securities may be issued by government or private entities. Stripped mortgage-backed securities issued or guaranteed by agencies or instrumentalities of the U.S. government are typically more liquid than privately issued stripped mortgage-backed securities.

Stripped mortgage-backed securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. In most cases, one class receives all of the interest (the interest-only or “IO” class), while the other class receives all of the principal (the principal-only or “PO” class). The return on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on any IO class held by the Fund. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment fully, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody’s, respectively.

NIM securities represent a right to receive any “excess” interest computed after paying coupon costs, servicing costs and fees and any credit losses associated with the underlying pool of home equity loans. Like traditional stripped mortgage-backed securities, the return on a NIM security is sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying home equity loans. NIM securities are highly sensitive to credit losses on the underlying collateral and the timing in which those losses are taken.

Stripped mortgage-backed securities and NIM securities tend to exhibit greater market volatility in response to changes in interest rates than other types of mortgage-backed securities and are purchased and sold by institutional investors, such as a Fund, through investment banking firms acting as brokers or dealers. Some of these securities may be deemed “illiquid” and therefore subject to a Fund’s limitation on investment in illiquid securities and the risks associated with illiquidity.

Mortgage loan and home equity loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage and home equity loan securities are developed and offered to investors, a Fund may invest in them if they are consistent with the Fund’s goals, policies and quality standards.

Additional risks. In addition to the special risks described below, mortgage-backed securities are subject to many of the same risks as other types of debt securities. The market value of mortgage-backed securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Mortgage-backed securities differ from conventional debt securities in that most mortgage-backed securities are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the mortgage-backed securities (i.e., a Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when a Fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage-backed securities. For this reason, pass-through mortgage-backed securities may have less potential for capital appreciation as interest rates decline and may be less effective than other types of U.S. government or other debt securities as a means of “locking in” long-term interest rates. In general, fixed-rate mortgage-backed securities have greater exposure to this “prepayment risk” than variable-rate securities.

An unexpected rise in interest rates could extend the average life of a mortgage-backed security because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent mortgage-backed securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder’s principal investment to the extent of the premium paid. On the other hand, if mortgage-backed securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be taxable as ordinary income. Regulatory or tax changes may also adversely affect the mortgage-backed securities market as a whole.

Guarantees. The existence of a guarantee or other form of credit support on a mortgage-backed security usually increases the price that a Fund pays for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the U.S. government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a U.S. government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on a Fund’s investment or protection against prepayment or other risks. The market price and yield of the mortgage-backed security at any given time are not guaranteed and are likely to fluctuate.

Options

The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may purchase call options, write call options on a covered basis, purchase put options, and write put options. Writing put options will require a Fund to segregate assets sufficient to cover the put while the option is outstanding. The Funds may purchase call options to the extent that premiums paid by the Funds do not aggregate more than 2% of their respective total assets. The Funds may purchase put options to the extent premiums paid by the Funds do not aggregate more than 2% of their respective total assets. The Real Estate Investment Trust and The Core Plus Fixed Income Portfolios will, at all times during which they hold a put option, own the security covered by such option. The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Select 20, The Emerging Markets, The Emerging Markets II, and The Core Plus Fixed Income Portfolios may acquire options on stock indices.

Overview. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates, and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market.

Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the U.S. are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

Purchasing call and put options. As the buyer of a call option, a Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). A Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case the Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, a Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). As with a call option, a Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. A Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. A put option may also be purchased with the intent of protecting unrealized appreciation of an instrument when the investment manager deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Writing call and put options. Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. A Fund will write call options on a covered basis only.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and subject to the call option will be earmarked on the books of the Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, a Fund will sell the underlying reference instrument to the option buyer for less than its market value, and the Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and a Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, a Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Fund, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. A Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put. If a put option written by a Fund expires unexercised, the Fund will realize a gain in the amount of the premium received.

Closing out options (exchange traded options). As the writer of an option, if a Fund wants to terminate its obligation, the Fund may effect a “closing purchase transaction” by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the Fund’s position. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option.

Likewise, the buyer of an option may recover all or a portion of the premium that it paid by effecting a “closing sale transaction” by selling an option of the same series as the option previously purchased and receiving a premium on the sale. There is no guarantee that either a closing purchase or a closing sale transaction may be made at a time desired by a Fund. Closing transactions allow a Fund to terminate its positions in written and purchased options. A Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the original option (in the case of written options) or is more than the premium paid by the Fund to buy the option (in the case of purchased options). For example, increases in the market price of a call option sold by a Fund will generally reflect increases in the market price of the underlying reference instrument. As a result, any loss resulting from a closing transaction on a written call option is likely to be offset in whole or in part by appreciation of the underlying instrument owned by a Fund.

Over-the-counter (OTC) options. Like exchange traded options, OTC options give the holder the right to buy from the writer, in the case of OTC call options, or sell to the writer, in the case of OTC put options, an underlying reference instrument at a stated exercise price. OTC options, however, differ from exchange traded options in certain material respects.

OTC options are arranged directly with dealers and not with a clearing corporation or exchange. Consequently, there is a risk of nonperformance by the dealer, including because of the dealer’s bankruptcy or insolvency. While a Fund uses only counterparties, such as dealers, that meet its credit quality standards, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. Because there is no exchange, pricing is typically done based on information from market makers or other dealers. OTC options are available for a greater variety of underlying reference instruments and in a wider range of expiration dates and exercise prices than exchange traded options.

There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time. A Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. When a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option. A Fund may suffer a loss if it is not able to exercise (in the case of a purchased option) or enter into a closing sale transaction on a timely basis.

Risks of options. A Fund’s options investments involve certain risks, including general risks related to derivative instruments. There can be no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and a Fund may have difficulty effecting closing transactions in particular options. Therefore, a Fund would have to exercise the options it purchased in order to realize any profit, thus taking or making delivery of the underlying reference instrument when not desired. A Fund could then incur transaction costs upon the sale of the underlying reference instruments. Similarly, when a Fund cannot effect a closing transaction with respect to a put option it wrote, and the buyer exercises, the Fund would be required to take delivery and would incur transaction costs upon the sale of the underlying reference instruments purchased. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying reference instrument until the option expires, it delivers the underlying instrument upon exercise, or it segregates enough liquid assets to purchase the underlying reference instrument at the marked-to-market price during the term of the option. When trading options on non-U.S. exchanges or in the OTC market, many of the protections afforded to exchange participants will not be available. For example, there may be no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over an indefinite period of time.

The effectiveness of an options strategy for hedging depends on the degree to which price movements in the underlying reference instruments correlate with price movements in the relevant portion of a Fund’s portfolio that is being hedged. In addition, a Fund bears the risk that the prices of its portfolio investments will not move in the same amount as the option it has purchased or sold for hedging purposes, or that there may be a negative correlation that would result in a loss on both the investments and the option. If the Manager is not successful in using options in managing a Fund’s investments, the Fund’s performance will be worse than if the Manager did not employ such strategies.

Real Estate Investment Trusts (“REITs”)
The Real Estate Investment Trust Portfolio may invest in REITs consistent with its investment objectives and policies. In addition, The Emerging Markets Portfolio II, The Focus Smid-Cap Growth Equity Portfolio, and The Large-Cap Growth Equity Portfolio each may invest up to 10% of its respective net assets in REITs and The Select 20 Portfolio may invest up to 15% of its net assets in REITs.

REITs are pooled investment vehicles that invest primarily in income-producing real estate or in mortgages and loans collateralized by real estate. “Equity” REITs are real estate companies that own and manage income-producing properties such as apartments, hotels, shopping centers, or office buildings. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management and generally concentrate on a specific geographic region or property type. “Mortgage” REITs make loans to commercial real estate developers and earn income from interest payments. A hybrid REIT combines the characteristics of Equity REITs and Mortgage REITs, generally by holding both ownership interest and mortgage interests in real estate. Although not required, the Funds anticipate that under normal circumstances they will invest primarily in Equity REITs. Although the REIT structure originated in the U.S., a number of countries around the world have adopted, or are considering adopting, similar REIT and REIT-like structures.

For U.S. federal tax law purposes, to qualify as a REIT, a company must derive at least 75% of its gross income from real estate sources (rents, mortgage interest, or gains from the sale of real estate assets), and at least 95% from real estate sources, plus dividends, interest and gains from the sale of securities. Real property, mortgage loans, cash, and certain securities must comprise 75% of a company’s assets. In order to qualify as a REIT, a company must also make distributions to shareholders aggregating annually at least 90% of its REIT taxable income.

REIT risks. Equity REITs may be affected by any changes in the value of the properties owned and other factors, and their prices tend to go up and down. A REIT’s performance depends on the types and locations of the properties it owns and on how well it manages those properties. A decline in rental income may occur because of extended vacancies, increased competition from other properties, tenants’ failure to pay rent or poor management. A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.

REITs (especially mortgage REITs) are also subject to interest rate risks — when interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

Because REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Loss of status as a qualified REIT under the U.S. federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.

Repurchase Agreements
While each Fund is permitted to do so, it normally does not invest in repurchase agreements, except to invest cash balances or for temporary defensive purposes. The Large-Cap Value Equity and The International Equity Portfolios may invest no more than 10% of net assets in repurchase agreements having a maturity in excess of seven days. The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The Labor Select International Equity, The Emerging Markets, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may invest no more than 15% of net assets in repurchase agreements having a maturity in excess of seven days.

Under a repurchase agreement, a Fund agrees to buy securities guaranteed as to payment of principal and interest by the U.S. government or its agencies or instrumentalities from a qualified bank or broker/dealer and then to sell the securities back to the bank or broker/dealer on an agreed upon date (generally less than seven days) at a higher price, which reflects currently prevailing short-term interest rates. Entering into repurchase agreements allows a Fund to earn a return on cash in the Fund’s portfolio that would otherwise remain uninvested. The bank or broker/dealer must transfer to a Fund’s custodian, as collateral, securities with an initial market value of at least 102% of the dollar amount paid by the Fund to the counterparty. The Manager will monitor the value of such collateral daily to determine that the value of the collateral equals or exceeds the repurchase price.

Repurchase agreements may involve risks in the event of default or insolvency of the bank or broker/dealer, including possible delays or restrictions upon a Fund’s ability to sell the underlying securities and additional expenses in seeking to enforce the Fund’s rights and recover any losses. A Fund will enter into repurchase agreements only with parties who meet certain creditworthiness standards, i.e., banks or broker/dealers that the Manager has determined, based on the information available at the time, present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement. Although a Fund seeks to limit the credit risk under a repurchase agreement by carefully selecting counterparties and accepting only high-quality collateral, some credit risk remains. The counterparty could default which may make it necessary for the Fund to incur expenses to liquidate the collateral. In addition, the collateral may decline in value before it can be liquidated by a Fund. A repurchase agreement with more than seven days to maturity is considered an illiquid security and is subject to a Fund’s investment restriction on illiquid securities.

The funds in the Delaware Investments® family of mutual funds (each a “Delaware Investments® Fund” and collectively, the “Delaware Investments® Funds”) have obtained an exemption (the “Order”) from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow Delaware Investments® Funds jointly to invest cash balances. A Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

Securities Lending
The Funds may loan up to 25% of their assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

To generate additional income, each Fund may lend certain of its portfolio securities to qualified banks and broker/dealers (referred to as “borrowers”). In exchange, a Fund receives cash collateral from a borrower at least equal to the value of the security loaned by the Fund. Cash collateral typically consists of any combination of cash, securities issued by the U.S. government and its agencies and instrumentalities, and irrevocable letters of credit. A Fund may invest this cash collateral while the loan is outstanding and generally retains part or all of the interest earned on the cash collateral. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, earn additional income.

For each loan, the borrower usually must maintain with a Fund’s custodian collateral with an initial market value at least equal to 102% of the market value of the domestic securities loaned (or 105% of the market value of foreign securities loaned), including any accrued interest thereon. Such collateral will be marked-to-market daily, and if the coverage falls below 100%, the borrower will be required to deliver additional collateral equal to at least 102% of the market value of the domestic securities loaned (or 105% of the foreign securities loaned).

A Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. A Fund also continues to receive any distributions paid on the loaned securities. A Fund seeks to maintain the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. A Fund may terminate a loan at any time and obtain the return of the securities loaned within the normal settlement period for the security involved.

If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a Fund is not able to recover the securities loaned, the Fund may sell the collateral and purchase a replacement investment in the market. Additional transaction costs would result, and the value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased. Until the replacement can be purchased, a Fund will not have the desired level of exposure to the security which the borrower failed to return. Cash received as collateral through loan transactions may be invested in other eligible securities, including shares of a money market fund. Investing this cash subjects the Fund to greater market risk including losses on the collateral and, should a Fund need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.

A Fund will loan its securities only to parties who meet creditworthiness standards approved by the Board (i.e., banks or broker/dealers that the Manager has determined are not apparently at risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the loan). In addition, pursuant to the 1940 Act and SEC interpretations thereof, the aggregate market value of securities that may be loaned by a Fund is limited to 33 1/3% of the Fund’s total assets or such lower limit as set by the Fund or its Board.

Cash collateral received is invested in a collective investment vehicle (Collective Trust) established by the Funds’ custodian for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in U.S. government securities, and high-quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Funds can also accept U.S. government securities and letters of credit (noncash collateral) in connection with securities loans. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return the loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the discretion of the lending agent, replace the loaned securities. The Funds continue to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by noncash collateral, the Funds receive a fee from the security lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent, and the borrower. The Funds record securities lending income net of allocations to the security lending agent and the borrower.

Segregation of Assets
Consistent with SEC staff guidance, financial instruments that involve a Fund’s obligation to make future payments to third parties will not be viewed as creating any senior security provided that the Fund covers its obligations as described below. Those financial instruments can include, among others, (i) securities purchased on a when-issued, delayed delivery, or to be announced basis, (ii) futures contracts, (iii) forward currency contracts, (iv) swaps, (v) written options, (vi) unfunded commitments, (vii) securities sold short, and (viii) reverse repurchase agreements.

Consistent with SEC staff guidance, a Fund will consider its obligations involving such a financial instrument as “covered” when the Fund (1) maintains an offsetting financial position, or (2) segregates liquid assets (constituting cash, cash equivalents, or other liquid portfolio securities) equal to the Fund’s exposures relating to the financial instrument, as determined on a daily basis. Dedicated Fund compliance policies and procedures, which the Board has approved, govern the kinds of transactions that can be deemed to be offsetting positions for purposes of (1) above, and the amounts of assets that need to be segregated for purposes of (2) above (“Asset Segregation Policies”).

A Fund’s Asset Segregation Policies may require the Fund to sell a portfolio security or exit a transaction, including a transaction in a financial instrument, at a disadvantageous time or price in order for the Fund to be able to segregate the required amount of assets. If segregated assets decline in value, a Fund will need to segregate additional assets or reduce its position in the financial instruments. In addition, segregated assets may not be available to satisfy redemptions or for other purposes, until the Fund’s obligations under the financial instruments have been satisfied. In addition, a Fund’s ability to use the financial instruments identified above may under some circumstances depend on the nature of the instrument and amount of assets that the Asset Segregation Policies require the Fund to segregate.

Short-Term Debt Instruments and Temporary Investments
Each Fund may invest in money market securities (the types of which are discussed below) for liquidity and cash management purposes or if the Manager determines that securities meeting a Fund’s investment objective and policies are not otherwise readily available for purchase. For temporary defensive purposes during periods when the Manager determines that conditions warrant, a Fund may increase this percentage up to 100%. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a NRSRO, such as S&P or Moody’s, or determined by the Manager to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits, and bankers’ acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below.

U.S. Government Securities. Examples of types of U.S. government obligations in which a Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, Fannie Mae, Ginnie Mae, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes, and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities (“STRIPS”) and Treasury Receipts (“TRs”).

Receipts. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities or to the value of the Fund’s shares.

Commercial Paper. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days. The Funds may each invest in short-term promissory notes issued by corporations that, at the time of purchase, are rated P-1 and/or A-1. Commercial paper ratings P-1 by Moody’s and A-1 by S&P are the highest investment grade category.

Obligations of Domestic Banks, Foreign Banks, and Foreign Branches of U.S. Banks. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks are not covered by the Federal Deposit Insurance Corporation (“FDIC”) and may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Unless they can be traded on a secondary market, certificates of deposit with penalties for early withdrawal will be considered illiquid.

Time Deposits. Time deposits are nonnegotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, they earn a specified rate of interest over a definite period of time; however, they cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

Swaps, Caps, Floors and Collars
The Core Plus Fixed Income Portfolio and The High-Yield Bond Portfolio may enter into credit default swaps (“CDS”) and The Core Plus Fixed Income Portfolio may enter into interest rate and total return swaps and the purchase or sale of related caps, floors, and collars. The aggregate notional amount (typically, the principal amount of the reference security or securities) of a Fund’s investments in credit default swap (“CDS”) contracts will be limited to 15% of the Portfolio’s net assets. Each Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique or to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date. The Portfolio intends to use these transactions as hedges and not speculative investments, and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Portfolio may be obligated to pay.

New swaps regulation. The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the Dodd-Frank Act) and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The new regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps, and has completed most of its rules implementing the Dodd-Frank Act swap regulations. The SEC has jurisdiction over a small segment of the market referred to as “security-based swaps,” which includes swaps on single securities or credits, or narrow-based indices of securities or credits, but has not yet completed its rulemaking.

Uncleared swaps. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank, or other financial institution. A Fund customarily enters into uncleared swaps based on the standard terms and conditions of an International Swaps and Derivatives Association (“ISDA”) Master Agreement. ISDA is a voluntary industry association of participants in the over-the-counter derivatives markets that has developed standardized contracts used by such participants that have agreed to be bound by such standardized contracts.

In the event that one party to a swap transaction defaults and the transaction is terminated prior to its scheduled termination date, one of the parties may be required to make an early termination payment to the other. An early termination payment may be payable by either the defaulting or nondefaulting party, depending upon which of them is “in-the-money” with respect to the swap at the time of its termination. Early termination payments may be calculated in various ways, but are intended to approximate the amount the “in-the-money” party would have to pay to replace the swap as of the date of its termination.

During the term of an uncleared swap, a Fund is usually required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the Fund. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to a Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Cleared swaps. Certain standardized swaps are subject to mandatory central clearing. The Dodd-Frank Act and implementing rules will ultimately require the clearing and exchange-trading of many swaps. Mandatory exchange-trading and clearing will occur on a phased-in basis based on the type of market participant and CFTC approval of contracts for central clearing. To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional risks not involved with uncleared swaps. For more information, see “Risks of cleared swaps” below.

In a cleared swap, a Fund’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank, or other financial institution. A Fund generally will enter into cleared swaps through a swap execution facility. Such transactions will then be submitted for clearing and, if cleared, will be held at regulated FCMs that are members of the clearinghouse that serves as the central counterparty.

When a Fund enters into a cleared swap, it must deliver to the central counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central counterparty, but an FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a “variation margin” amount may also be required to be paid by a Fund or may be received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the price of the underlying reference instrument subject to the swap agreement. At the conclusion of the term of the swap agreement, if a Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If a Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If a Fund has a gain, the full margin amount and the amount of the gain are paid to the Fund.

Recently adopted CFTC rules require the trading and execution of certain cleared swaps on public trading facilities. Trading on an exchange-type system may increase market transparency and liquidity but may require a Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Credit Default Swaps. The “buyer” of protection in a credit default swap agreement is obligated to pay the “seller” a periodic stream of payments over the term of the agreement in return for a payment by the “seller” that is contingent upon the occurrence of a credit event with respect to a specific underlying reference debt obligation (whether as a single debt instrument or as part of an index of debt instruments). The contingent payment by the seller generally is the face amount of the debt obligation, in return for the buyer’s obligation to make periodic cash payments and deliver in physical form the reference debt obligation or a cash payment equal to the then-current market value of that debt obligation at the time of the credit event. If no credit event occurs, the seller would receive a fixed rate of income throughout the term of the contract, while the buyer would lose the amount of its payments and recover nothing. The buyer is also subject to the risk that the seller will not satisfy its contingent payment obligation, if and when due.

Purchasing protection through a credit default swap may be used to attempt to hedge against a decline in the value of debt security or securities due to a credit event. The seller of protection under a credit default swap receives periodic payments from the buyer but is exposed to the risk that the value of the reference debt obligation declines due to a credit event and that it will have to pay the face amount of the reference obligation to the buyer. Selling protection under a credit default swap may also permit the seller to gain exposure that is similar to owning the reference debt obligation directly. As the seller of protection, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to the risk that there would be a credit event and the Fund would have to make a substantial payment in the future.

Generally, a credit event means bankruptcy, failure to timely pay interest or principal, obligation acceleration default, or repudiation or restructuring of the reference debt obligation. There may be disputes between the buyer or seller of a credit default swap agreement or within the swaps market as a whole as to whether or not a credit event has occurred or what the payout should be which could result in litigation. In some instances where there is a dispute in the credit default swap market, a regional Determinations Committee set up by ISDA may make an official binding determination regarding the existence of credit events with respect to the reference debt obligation of a credit default swap agreement or, in the case of a credit default swap on an index, with respect to a component of the index underlying the credit default swap agreement. In the case of a credit default swap on an index, the existence of a credit event is determined according to the index methodology, which may in turn refer to determinations made by ISDA’s Determinations Committees with respect to particular components of the index.

ISDA’s Determination Committees are comprised principally of dealers in the OTC derivatives markets who may have a conflicting interest in the determination regarding the existence of a particular credit event. In addition, in the sovereign debt market, a credit default swap agreement may not provide the protection generally anticipated because the government issuer of the sovereign debt instruments may be able to restructure or renegotiate the debt in such a manner as to avoid triggering a credit event. Moreover, (1) sovereign debt obligations may not incorporate common, commercially acceptable provisions, such as collective action clauses, or (2) the negotiated restructuring of the sovereign debt may be deemed non-mandatory on all holders. As a result, the determination committee might then not be able to determine, or may be able to avoid having to determine, that a credit event under the credit default agreement has occurred. For these and other reasons, the buyer of protection in a credit default swap agreement is subject to the risk that certain occurrences, such as particular restructuring events affecting the value of the underlying reference debt obligation, or the restructuring of sovereign debt, may not be deemed credit events under the credit default swap agreement. Therefore, if the credit default swap was purchased as a hedge or to take advantage of an anticipated increase in the value of credit protection for the underlying reference obligation, it may not provide any hedging benefit or otherwise increase in value as anticipated. Similarly, the seller of protection in a credit default swap agreement is subject to the risk that certain occurrences may be deemed to be credit events under the credit default swap agreement, even if these occurrences do not adversely impact the value or creditworthiness of the underlying reference debt obligation.

In response to counterparty risk, a Fund will not be permitted to enter into any uncleared CDS transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent credit quality by the Manager. In addition, the Manager will closely monitor the ongoing creditworthiness of swap counterparties in order to minimize the risk of swaps.

Interest rate swaps. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, the London Interbank Offered Rate (LIBOR), prime rate, commercial paper rate, or other benchmarks). Each party’s payment obligation under an interest rate swap is determined by reference to a specified “notional” amount of money. Therefore, interest rate swaps generally do not involve the delivery of securities, other underlying instruments, or principal amounts; rather they entail the exchange of cash payments based on the application of the designated interest rates to the notional amount. Accordingly, barring swap counterparty or FCM default, the risk of loss in an interest rate swap is limited to the net amount of interest payments that a Fund is obligated to make or receive (as applicable), as well as any early termination payment payable by or to the Fund upon early termination of the swap.

By swapping fixed interest rate payments for floating payments, an interest rate swap can be used to increase or decrease a Fund’s exposure to various interest rates, including to hedge interest rate risk. Interest rate swaps are generally used to permit the party seeking a floating-rate obligation the opportunity to acquire such obligation at a rate lower than is directly available in the credit markets, while permitting the party desiring a fixed-rate obligation the opportunity to acquire such a fixed-rate obligation, also frequently at a rate lower than is directly available in the credit markets. The success of such a transaction depends in large part on the availability of fixed-rate obligations at interest (or coupon) rates low enough to cover the costs involved. An interest rate swap transaction is affected by changes in interest rates, which, in turn, may affect the prepayment rate of any underlying debt obligations upon which the interest rate swap is based.

Total return swaps. A total return swap (also sometimes referred to as a synthetic equity swap or “contract for difference”) is an agreement between two parties under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or short sale of the underlying reference instrument taken place. For example, one party agrees to pay the other party the total return earned or realized on the notional amount of an underlying equity security and any dividends declared with respect to that equity security. In return the other party makes payments, typically at a floating rate, calculated based on the notional amount.

Risks of swaps generally. The use of swap transactions is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Whether a Fund will be successful in using swap agreements to achieve its investment goal depends on the ability of the Manager to predict correctly which types of investments are likely to produce greater returns. If the Manager, in using swap agreements, is incorrect in its forecasts of market values, interest rates, inflation, currency exchange rates or other applicable factors, the investment performance of the Fund will be less than its performance would have been if it had not used the swap agreements.

The risk of loss to a Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to a Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If a Fund is obligated to pay the net amount, the Fund’s risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, a Fund’s risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Because bilateral swap agreements are structured as two-party contracts and may have terms of greater than seven days, these swaps may be considered to be illiquid and, therefore, subject to a Fund’s limitation on investments in illiquid securities. If a swap transaction is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swap contracts they trade. Participants could refuse to quote prices for swap contracts or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell. Some swap agreements entail complex terms and may require a greater degree of subjectivity in their valuation. However, the swap markets have grown substantially in recent years, with a large number of financial institutions acting both as principals and agents, utilizing standardized swap documentation. As a result, the swap markets have become increasingly liquid. In addition, central clearing and the trading of cleared swaps on public facilities are intended to increase liquidity. The Funds’ Manager, under the supervision of the Board, is responsible for determining and monitoring the liquidity of the Fund’s swap transactions.

Rules adopted under the Dodd-Frank Act require centralized reporting of detailed information about many swaps, whether cleared or uncleared. This information is available to regulators and also, to a more limited extent and on an anonymous basis, to the public. Reporting of swap data is intended to result in greater market transparency. This may be beneficial to funds that use swaps in their trading strategies. However, public reporting imposes additional recordkeeping burdens on these funds, and the safeguards established to protect anonymity are not yet tested and may not provide protection of funds’ identities as intended.

Certain Internal Revenue Service (“IRS”) positions may limit a Fund’s ability to use swap agreements in a desired tax strategy. It is possible that developments in the swap markets and/or the laws relating to swap agreements, including potential government regulation, could adversely affect the Funds’ ability to benefit from using swap agreements, or could have adverse tax consequences. For more information about potentially changing regulation, see “Developing government regulation of derivatives” above.

Risks of uncleared swaps. Uncleared swaps are not traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, a Fund is subject to the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty’s bankruptcy or insolvency. A Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency, or bankruptcy by a swap counterparty. In such an event, a Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund’s rights as a creditor. If the counterparty’s creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. The Manager will only approve a swap agreement counterparty for a Fund if the Manager deems the counterparty to be creditworthy under the Funds’ Counterparty Credit Review Standards. However, in unusual or extreme market conditions, a counterparty’s creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited.

Risks of cleared swaps. As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by a Fund.

Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to uncleared swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely. There is also a risk of loss by a Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a swap contract. The assets of a Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers. If the FCM does not provide accurate reporting, a Fund is also subject to the risk that the FCM could use the Fund’s assets, which are held in an omnibus account with assets belonging to the FCM’s other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

With cleared swaps, a Fund may not be able to obtain as favorable terms as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to a Fund’s investment in certain types of swaps. Central counterparties and FCMs generally can require termination of existing cleared swap transactions at any time, and can also require increases in margin above the margin that is required at the initiation of the swap agreement. Additionally, depending on a number of factors, the margin required under the rules of the clearinghouse and FCM may be in excess of the collateral required to be posted by the Fund to support its obligations under a similar uncleared swap. However, regulators are expected to adopt rules imposing certain margin requirements, including minimums, on uncleared swaps in the near future, which could change this comparison.

Finally, a Fund is subject to the risk that, after entering into a cleared swap, no FCM or central counterparty is willing or able to clear the transaction. In such an event, a Fund may be required to break the trade and make an early termination payment.

Because some swaps used by the Funds may oblige the Funds to make payments or incur additional obligations in the future, the SEC requires mutual funds to “cover” or segregate liquid assets equal to the potential exposure created by such swaps. For more information about segregating assets, see “Segregation of Assets” in this section.

U.S. Government Securities
U.S. government securities include obligations of, or guaranteed by, the U.S. federal government, its agencies, instrumentalities, or sponsored enterprises. Some U.S. government securities are supported by the full faith and credit of the U.S. government. These include U.S. Treasury obligations and securities issued by Ginnie Mae. A second category of U.S. government securities are those supported by the right of the agency, instrumentality or sponsored enterprise to borrow from the U.S. government to meet its obligations. These include securities issued by Federal Home Loan Banks.

A third category of U.S. government securities are those supported by only the credit of the issuing agency, instrumentality or sponsored enterprise. These include securities issued by Fannie Mae and Freddie Mac. In the event of a default, an investor like a Fund would only have legal recourse to the issuer, not the U.S. government. Although the U.S. government has provided support for these securities in the past, there can be no assurance that it will do so in the future. The U.S. government has also made available additional guarantees for limited periods to stabilize or restore a market in the wake of an economic, political, or natural crisis. Such guarantees, and the economic opportunities they present, are likely to be temporary and cannot be relied upon by a Fund. Any downgrade of the credit rating of the securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities, including government-sponsored entities.

Warrants
The Large-Cap Growth Equity, The Large-Cap Value Equity, The Real Estate Investment Trust, The Select 20, The International Equity, The Labor Select International Equity, The Emerging Markets, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may purchase or sell warrants and similar rights, which are rights issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant’s expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security’s market price such as when there is no movement in the level of the underlying security.

When-Issued and Delayed-Delivery Securities
Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations and will value the designated assets daily. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Zero Coupon and Payment-In-Kind Bonds
The credit risk factors pertaining to lower rated securities also apply to lower rated zero coupon, deferred interest, and payment-in-kind bonds. These bonds carry an additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and, if the issuer defaults, the Fund may obtain no return at all on its investment. Zero coupon, deferred interest and payment-in-kind bonds involve additional special considerations.

Zero coupon or deferred interest securities are debt obligations that do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest (the “cash payment date”) and therefore are generally issued and traded at a discount from their face amounts or par value. The discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer. The discount, in the absence of financial difficulties of the issuer, typically decreases as the final maturity or cash payment date of the security approaches. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon or deferred interest securities having similar maturities and credit quality. Current federal income tax law requires that a holder of a zero coupon security report as income each year the portion of the original issue discount on the security that accrues that year, even though the holder receives no cash payments of interest during the year.

Payment-in-kind bonds are securities that pay interest through the issuance of additional bonds. A Fund will be deemed to receive interest over the life of these bonds and be treated as if interest were paid on a current basis for federal income tax purposes, although no cash interest payments are received by the Fund until the cash payment date or until the bonds mature. Accordingly, during periods when a Fund receives no cash interest payments on its zero coupon securities or deferred interest or payment-in-kind bonds, it may be required to dispose of portfolio securities to meet the distribution requirements and these sales may be subject to the risk factors discussed above. A Fund is not limited in the amount of its assets that may be invested in these types of securities.

Special Risks Related to Cybersecurity Issues

As an open-end management investment company, the Trust has delegated its operational activities to third-party service providers, subject to the oversight of the Board. Because the Trust operates its business through third-party service providers, it does not itself have any operational or security systems or infrastructure that are potentially subject to cyber attacks. The third-party service providers that facilitate the Trust’s business activities, including, but not limited to, fund management, custody of Trust assets, fund accounting and financial administration, and transfer agent services, could be sources of operational and informational security risk to the Trust and its shareholders, including from breakdowns or failures of the third-party service providers’ own systems or capacity constraints. A failure or breach of the operational or security systems or infrastructure of the Trust’s third-party service providers could disrupt the Trust’s operations, result in the disclosure or misuse of confidential or proprietary information, and cause losses. Although the Trust and its third-party service providers have business continuity plans and other safeguards in place, the operations of the Trust’s third-party service providers may be adversely affected by significant disruption of the service providers’ operating systems or physical infrastructure that support the Trust and its shareholders.

The proliferation of new technologies, the use of the internet and telecommunications technologies to conduct business, as well as the increased sophistication and activities of organized crime, hackers, terrorists, activists, and others, have significantly increased the information security risks to which the Trust’s third-party service providers are subject. The third-party service providers rely on digital technologies, computer and email systems, software, and networks to conduct their business and the business of the Trust. The Trust’s third-party service providers have robust information security procedures; however, their technologies may become the target of cyber attacks or information security breaches that could result in the unauthorized release, gathering, monitoring, misuse, loss, or destruction of the Trust’s or its shareholders’ confidential and other information, or otherwise disrupt the business operations of the Trust or its third-party service providers. Although to date the Trust has not experienced any material losses relating to cyber attacks or other information security breaches, there can be no assurance that the Trust or its third-party service providers will not suffer such losses in the future.

Disruptions or failures in the physical infrastructure or operating systems that support the Trust’s third-party service providers, or cyber attacks or security breaches of the networks, systems, or devices that the Trust’s third-party service providers use to service the Trust’s operations, could result in financial losses, the inability of Trust shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. The business continuity policies and procedures that the Trust and its third-party service providers have established seek to identify and mitigate the types of risk to which the Trust and its third-party service providers are subject. As with any risk-management system, there are inherent limitations to these business continuity policies and procedures as there may exist, or develop in the future, risks that have not been anticipated or identified.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

Except for Delaware REIT Fund Class A, C, R, and Institutional Class shares, each Fund has adopted a policy generally prohibiting providing portfolio holdings information to any person until after the Fund disseminates its monthly statement to shareholders. We provide a list of each Fund’s holdings on the shareholder’s monthly statement, and then afterwards portfolio holdings information will be made available to the public who can get such information via phone by calling 800 231-8002.

With respect to the Delaware REIT Fund Class A, C, R, and Institutional Class shares of The Real Estate Investment Trust Portfolio, the Trust posts a list of the Fund’s portfolio holdings monthly, with a 30-day lag, on the Fund’s website, delawareinvestments.com. In addition, on a 10-day lag, we also make available on the website a month-end summary listing of the number of the Fund’s securities, country and asset allocations, and top 10 securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling 800 523-1918.

Other entities, including institutional investors and intermediaries that distribute the Funds’ shares, are generally treated similarly and are not provided with a Fund’s portfolio holdings in advance of when they are generally available to the public. The Funds may, from time to time, provide statistical data derived from publicly available information to third parties, such as shareholders, prospective shareholders, financial intermediaries, consultants, and ratings and ranking organizations.

Third-party service providers and affiliated persons of a Fund are provided with the Fund’s holdings only to the extent necessary to perform services under agreements relating to the Funds. In accordance with the policy, third-party service providers who receive nonpublic portfolio holdings information on an ongoing basis are: the Manager’s affiliates (Delaware Management Business Trust, Delaware Investments Fund Services Company, and the Distributor) and the Funds’ independent registered public accounting firm, custodian, legal counsel, financial printer (DG3), and the proxy voting service. These entities are obligated to keep such information confidential.

Third-party rating and ranking organizations and consultants who have signed agreements (“Nondisclosure Agreements”) with a Fund or the Manager may receive portfolio holdings information more quickly than described above. The Nondisclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund’s securities holdings). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither a Fund, nor the Manager, nor Mondrian, nor JSP, nor any affiliate receives any compensation or consideration with respect to these agreements.

To protect the shareholders’ interests and to avoid conflicts of interest, Nondisclosure Agreements must be approved by a member of the Manager’s Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund’s Chief Compliance Officer prior to such use.

The Board will be notified of any substantial changes to the foregoing procedures. The Board also receives an annual report from the Trust’s Chief Compliance Officer that, among other things, addresses the operation of the Trust’s procedures concerning the disclosure of portfolio holdings information.

MANAGEMENT OF THE TRUST

Officers and Trustees

The business and affairs of the Trust are managed under the direction of its Board. Certain officers and Trustees of the Trust hold identical positions in each of the other Delaware Investments® Funds. As of Jan. 31, 2015, the Trust’s officers and Trustees directly owned less than 1% of the outstanding shares of each Fund.

The Trust’s Trustees and principal officers are noted below along with their birthdates and their business experience for the past five years. The Trustees serve for indefinite terms until their resignation, death, or removal. Effective March 1, 2015, Mr. Bennett succeeded Mr. Coyne as chairman of the Trust’s Board of Trustees.

Number of
Funds in
				Fund	Other Directorships
			Principal Occupation(s)	Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past Five
Birthdate	with the Trust	Time Served	Years	Trustee	Years
Interested Trustee
Patrick P. Coyne[1]	President, Chief	Trustee since	Patrick P. Coyne has	65	Board of Governors
2005 Market Street	Executive Officer,	Aug. 16,	served in various		Member — Investment
Philadelphia, PA 19103	and Trustee	2006	executive capacities at		Company Institute
			different times at		(ICI)
April 1963		Chairman,	Delaware Investments.[2]
		Aug. 2006-			Director and Audit
		Feb. 2015			Committee Member —
Kaydon Corp.
		President and			(2007–2013)
Chief
Executive
Officer since
Aug. 1, 2006
Independent Trustees
Thomas L. Bennett	Chairman, Trustee	Trustee since	Private Investor —	65	Director — Bryn Mawr
2005 Market Street		March 2005	(March 2004–Present)		Bank Corp. (BMTC)
Philadelphia, PA 19103					(2007–2011)
Chairman
October 1947		since March
1, 2015
Joseph W. Chow	Trustee	Since January	Executive Vice	65	Director and Audit
2005 Market Street		2013	President		Committee Member —
Philadelphia, PA 19103			(Emerging Economies		Hercules Technology
			Strategies, Risk and		Growth Capital, Inc.
January 1953			Corporate		(2004–2014)
Administration)
State Street Corporation
(July 2004–March 2011)

				Number of
				Funds in
				Fund	Other Directorships
			Principal Occupation(s)	Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past Five
Birthdate	with the Trust	Time Served	Years	Trustee	Years
John A. Fry	Trustee	Since January	President — Drexel	65	Director — Hershey
2005 Market Street		2001	University (August		Trust Company
Philadelphia, PA 19103			2010–Present)
					Director, Audit
May 1960			President —		Committee, and
			Franklin & Marshall		Governance Committee
			College		Member —
			(July 2002–July 2010)		Community Health
					Systems

					Director – Drexel
					Morgan & Co.
Lucinda S. Landreth	Trustee	Since March	Private Investor	65	None
2005 Market Street		2005	(2004–Present)
Philadelphia, PA 19103

June 1947
Frances A. Sevilla-	Trustee	Since	Chief Executive Officer	65	Trust Manager and
Sacasa		September	— Banco Itaú		Audit Committee
2005 Market Street		2011	International (April		Member — Camden
Philadelphia, PA 19103			2012–Present)		Property Trust

January 1956			Executive Advisor to
			Dean (August 2011–
			March 2012) and
			Interim Dean (January
			2011–July 2011) —
			University of Miami
			School of Business
			Administration

			President — U.S. Trust,
			Bank of America
			Private Wealth
			Management (Private
			Banking) (July 2007–
			December 2008)
Thomas K. Whitford	Trustee	Since January	Vice Chairman	65	Director — HSBC
2005 Market Street		2013	(2010–April 2013)		Finance Corporation
Philadelphia, PA 19103			Chief Administrative		and HSBC North
			Officer (2008–2010)		America Holdings Inc.
			and Executive Vice
March 1956			President and Chief		Director – HSBC Bank
			Administrative Officer
			(2007–2009) — PNC
			Financial Services
			Group

Number of
Funds in
				Fund	Other Directorships
			Principal Occupation(s)	Complex	Held by Trustee
Name, Address, and	Position(s) Held	Length of	During the Past Five	Overseen by	During the Past Five
Birthdate	with the Trust	Time Served	Years	Trustee	Years
Janet L. Yeomans	Trustee	Since April	Vice President and	65	Director, Audit and
2005 Market Street		1999	Treasurer		Compliance Committee
Philadelphia, PA 19103			(January 2006–July		Chair, Investment
			2012)		Committee Member
July 1948			Vice President —		and Governance
			Mergers & Acquisitions		Committee Member —
			(January 2003–January		Okabena Company
2006), and Vice
			President and Treasurer		Chair — 3M
			(July 1995–January		Investment
			2003) —		Management
			3M Corporation		Committee (2005–
2012)
J. Richard Zecher	Trustee	Since March	Founder —	65	Director and
2005 Market Street		2005	Investor Analytics		Compensation
Philadelphia, PA 19103			(Risk Management)		Committee Chairman
			(May 1999–Present)		— Investor Analytics
July 1940
			Founder —		Director — P/E
			P/E Investments		Investments
(Hedge Fund)
(September 1996–
Present)

Other
				Number of Funds	Directorships
				in Fund Complex	Held by Officer
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	During the Past
Birthdate	with the Trust	Time Served	During the Past Five Years	Officer	Five Years
Officers
David F. Connor	Senior Vice	Senior Vice	David F. Connor has served as	65	None[3]
2005 Market Street	President,	President	Deputy General Counsel of
Philadelphia, PA	Deputy General	since May	Delaware Investments since
19103	Counsel, and	2013; Deputy	2000.
	Secretary	General
December 1963		Counsel since
September
2000;
Secretary
since October
2005
Daniel V. Geatens	Vice President	Treasurer	Daniel V. Geatens has served	65	None[3]
2005 Market Street	and Treasurer	since October	in various capacities at
Philadelphia, PA		2007	different times at Delaware
19103			Investments.

October 1972

Other
				Number of Funds	Directorships
				in Fund Complex	Held by Officer
Name, Address, and	Position(s) Held	Length of	Principal Occupation(s)	Overseen by	During the Past
Birthdate	with the Trust	Time Served	During the Past Five Years	Officer	Five Years
David P. O’Connor	Executive Vice	Executive	David P. O’Connor has served	65	None[3]
2005 Market Street	President,	Vice	in various executive and legal
Philadelphia, PA	General Counsel,	President	capacities at different times at
19103	and Chief Legal	since	Delaware Investments.
	Officer	February
February 1966		2012;
General
Counsel and
Chief Legal
Officer since
October 2005
Richard Salus	Senior Vice	Chief	Richard Salus has served in	65	None[3]
2005 Market Street	President and	Financial	various executive capacities at
Philadelphia, PA	Chief Financial	Officer since	different times at Delaware
19103	Officer	November	Investments.
2006
October 1963
[1]	Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Funds’ Manager.
[2]	Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Manager, Distributor, and transfer agent.
[3]
David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment manager, principal underwriter, and transfer agent as the Funds.

The following table shows each Trustee’s ownership of shares of the Funds and of shares of all Delaware Investments® Funds as of Dec. 31, 2014.

Aggregate Dollar Range of Equity Securities in All
	Dollar Range of Equity	Registered Investment Companies Overseen by
Name	Securities in the Funds	Trustee in Family of Investment Companies[1]
Interested Trustee
Patrick P. Coyne	None	Over $100,000
Independent Trustees
Thomas L. Bennett	None	Over $100,000
Joseph W. Chow	None	Over $100,000
John A. Fry	None	Over $100,000
Lucinda S. Landreth	None	Over $100,000
Frances A. Sevilla-Sacasa	None	Over $100,000
Thomas K. Whitford	None	Over $100,000
Janet L. Yeomans	None	Over $100,000
J. Richard Zecher	None	Over $100,000

1	The ranges for equity securities ownership by each Trustee are: none; $1-$10,000; $10,001- $50,000; $50,001-$100,000; or over $100,000.

The following table describes the aggregate compensation received by each Trustee from the Trust and the total compensation received from the Delaware Investments® Funds for which he or she served as a Trustee for the fiscal year ended Oct. 31, 2014. Only the Trustees of the Trust who are not “interested persons” as defined by the 1940 Act (the “Independent Trustees”) receive compensation from the Trust.

			Total Compensation
			from the Investment
	Aggregate	Retirement Benefits	Companies in the
	Compensation from	Accrued as Part of	Delaware Investments®
Trustees	the Trust	Fund Expenses	Complex[1]
Thomas L. Bennett	$14,823	None	$270,167
Joseph W. Chow	$12,281	None	$223,667
John A. Fry	$12,059	None	$219,833
Anthony D. Knerr[2]	$5,506	None	$95,667
Lucinda S. Landreth	$12,198	None	$222,000
Frances A. Sevilla-Sacasa	$12,150	None	$221,167
Thomas K. Whitford	$11,945	None	$217,667
Janet L. Yeomans	$13,352	None	$243,167
J. Richard Zecher	$11,977	None	$218,667

1	Effective Jan. 1, 2015, each Independent Trustee/Director will receive an annual retainer fee of $155,000 for serving as a Trustee/Director for all 26 investment companies in the Delaware Investments® family, plus $11,000 per meeting for attending each Board Meeting in person held on behalf of all investment companies in the complex. Each Trustee shall also receive a $2,500 fee for attending telephonic board meetings on behalf of the investment companies in the complex. Effective Jan. 1, 2015, members of the Nominating and Corporate Governance Committee, Audit Committee, and Investments Committee receive additional compensation of $3,500 for each Committee meeting attended. The Trustees may receive an additional fee if a committee meeting exceeds 4 hours. In addition, the chairperson for each of the Audit Committee, the Investments Committee, and the Nominating and Corporate Governance Committee receives an annual retainer of $25,000. The Coordinating Trustee/Director of the Delaware Investments® Funds receives an additional annual retainer of $40,000.
2	Mr. Knerr retired from the Board effective Feb. 20, 2014.

Board Leadership Structure

Common Board of Trustees/Directors: The business of the Trust is managed under the direction of its Board. The Trustees also serve on the Boards of all the other investment companies that comprise the Delaware Investments® Family of Funds. The Trustees believe that having a common Board for all funds in the complex is efficient and enhances the ability of the Board to address its responsibilities to each fund in the complex. The Trustees believe that the common board structure allows the Trustees to leverage their individual expertise and that their judgment is enhanced by being Trustees of all of the funds in the complex.

Board Chairman: Mr. Coyne, who is an Interested Trustee, served as the Chairman of the Board from Aug. 2006 until Feb. 2015. Effective March 1, 2015, Mr. Bennett succeeded Mr. Coyne as the Board’s Chairman. As fund governance best practices have evolved, more and more fund boards have opted to have an independent trustee serve as chairperson. The Board has been very comfortable having Mr. Coyne serve as Board Chairman over the years due to his knowledge of the day-to-day investment and business operations at Delaware Investments and the Trust’s other service providers, which helped to ensure that the Board’s decisions were informed and that its decisions were accurately communicated to and implemented by Fund management.

As a result of Mr. Coyne’s recent announcement of his intention to retire from Delaware Investments and to resign from the Board later this year, the Board decided it would take the opportunity to name Mr. Bennett, formerly the Board’s independent lead Trustee, as Board Chairman. Among other reasons, the Board selected Mr. Bennett as Chairman due to his substantial financial industry experience and his tenure on the Board. As the Chairman, Mr. Bennett, in consultation with Fund management, legal counsel, and the other Trustees, proposes Board agenda topics, actively participates in developing Board meeting agendas, and ensures that appropriate and timely information is provided to the Board in connection with Board meetings. Mr. Bennett also conducts meetings of the Independent Trustees. He also generally serves as a liaison among outside Trustees, Fund officers, and legal counsel, and is an ex officio member of the Nominating and Corporate Governance Committee.

Size and composition of Board: The Board is currently comprised of nine Trustees. The Trustees believe that the current size of the Board is conducive to Board interaction, dialogue, and debate, resulting in an effective decision-making body. The Board is comprised of Trustees with a variety of professional backgrounds. The Board believes that the skill sets of its members are complementary and add to the overall effectiveness of the Board. The Trustees regard diversity as an important consideration in the present composition of the Board and the selection of qualified candidates to fill vacancies on the Board.

Committees: The Board has established several committees, each of which focuses on a particular substantive area and provides reports and recommendations to the full Board. The committee structure enables the Board to manage efficiently and effectively the large volume of information relevant to the Board’s oversight of the Trust. The committees benefit from the professional expertise of their members. At the same time, membership on a committee enhances the expertise of its members and benefits the overall effectiveness of the Board.

The Board has the following committees:

Audit Committee: This committee monitors accounting and financial reporting policies, practices, and internal controls for the Trust. It also oversees the quality and objectivity of the Trust’s financial statements and the independent audit thereof, and acts as a liaison between the Trust’s independent registered public accounting firm and the full Board. The Trust’s Audit Committee consists of the following Independent Trustees: Joseph W. Chow, Chairperson; Lucinda S. Landreth; Frances A. Sevilla-Sacasa; and Janet L. Yeomans. The Audit Committee held six meetings during the Trust’s last fiscal year.

Nominating and Corporate Governance Committee: This committee recommends Board nominees, fills Board vacancies that arise in between meetings of shareholders, and considers the qualifications and independence of Board members. The committee also monitors the performance of counsel for the Independent Trustees. The committee will consider shareholder recommendations for nomination to the Board only in the event that there is a vacancy on the Board. Shareholders who wish to submit recommendations for nominations to the Board to fill a vacancy must submit their recommendations in writing to the Nominating and Corporate Governance Committee, c/o Delaware Investments® Funds at 2005 Market Street, Philadelphia, PA 19103-7094. Shareholders should include appropriate information on the background and qualifications of any persons recommended (e.g., a resume), as well as the candidate’s contact information and a written consent from the candidate to serve if nominated and elected. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and such recommendations will be kept on file for consideration when there is a vacancy on the Board. The committee consists of the following Independent Trustees: John A. Fry, Chairperson; Thomas L. Bennett, Coordinating Director/Trustee (ex officio); Frances A. Sevilla-Sacasa; Thomas K. Whitford; and Janet L. Yeomans. The Nominating and Corporate Governance Committee held five meetings during the Trust’s last fiscal year.

In reaching its determination that an individual should serve or continue to serve as a Trustee of the Trust, the committee considers, in light of the Trust’s business and structure, the individual’s experience, qualifications, attributes and skills (the “Selection Factors”). No one Selection Factor is determinative, but some of the relevant factors that have been considered include: (i) the Trustee’s business and professional experience and accomplishments, including prior experience in the financial services industry or on other boards; (ii) the ability to work effectively and collegially with other people; and (iii) how the Trustee’s background and attributes contribute to the overall mix of skills and experience on the Board as a whole. Below is a brief summary of the Selection Factors that relate to each Trustee as of the date of this SAI.

Thomas L. Bennett — Currently the Board’s Chairman, Mr. Bennett has over 30 years of experience in the investment management industry, particularly with fixed income portfolio management and credit analysis. He has served in senior management for a number of money management firms. Mr. Bennett has also served as a board member of another investment company, an educational institution, nonprofit organizations and for-profit companies. He has an M.B.A. from the University of Cincinnati and is a Chartered Financial Analyst. Mr. Bennett has served on the Board since March 2005.

Joseph W. Chow — Mr. Chow has over 30 years of experience in the banking and financial services industry. In electing him in 2013, the Independent Trustees of the Trust found that his extensive experience in business strategy in non-U.S. markets complemented the skills of existing Board members and also reflected the increasing importance of global financial markets in investment management. The Independent Trustees also found that Mr. Chow’s management responsibilities as a former Executive Vice President of a leading global asset servicing and investment management firm as well as his experience as Chief Risk and Corporate Administration Officer would add helpful oversight skills to the Board’s expertise. Mr. Chow holds a B.A. degree from Brandeis and M.C.P. and M.S. in Management degree from MIT. Mr. Chow has served on the Board since January 2013.

John A. Fry — Mr. Fry has over 25 years of experience in higher education. He has served in senior management for three major institutions of higher learning. Mr. Fry has also served as a board member of many nonprofit organizations and several for-profit companies. Mr. Fry has extensive experience in overseeing areas such as finance, investments, risk-management, internal audit and information technology. He holds a B.A. degree in American Civilization from Lafayette College and an M.B.A. from New York University. Mr. Fry has served on the Board since January 2001.

Lucinda S. Landreth — Ms. Landreth has over 35 years of experience in the investment management industry, particularly with equity management and analysis. She has served as Chief Investment Officer for a variety of money management firms including a bank, a broker, and an insurance company. Ms. Landreth has advised mutual funds, pension funds, and family wealth managers and has served on the board and executive committees of her college, two foundations and several nonprofit institutions. In addition to her B.A., she is a Chartered Financial Analyst. Ms. Landreth has served on the Board since March 2005.

Frances A. Sevilla-Sacasa — Ms. Sevilla-Sacasa has over 30 years of experience in banking and wealth management. In electing her in 2011, the Independent Trustees of the Trust found that her extensive international wealth management experience, in particular, complemented the skills of existing Board members and also reflected the increasing importance of international investment management not only for dollar-denominated investors but also for investors outside the U.S. The Independent Trustees also found that Ms. Sevilla-Sacasa’s management responsibilities as the former President and Chief Executive Officer of a major trust and wealth management company would add a helpful oversight skill to the Board’s expertise, and her extensive nonprofit Board experience gave them confidence that she would make a meaningful, experienced contribution to the Board of Trustees. Finally, in electing Ms. Sevilla-Sacasa to the Board, the Independent Trustees valued her perceived dedication to client service as a result of her overall career experience. Ms. Sevilla-Sacasa holds B.A. and M.B.A. degrees. Ms. Sevilla-Sacasa has served on the Board since September 2011.

Thomas K. Whitford — Mr. Whitford has over 25 years of experience in the banking and financial services industry, and served as Vice Chairman of a major banking, asset management, and residential mortgage banking institution. In electing him in 2013, the Independent Trustees of the Trust found that Mr. Whitford’s senior management role in wealth management and experience in the mutual fund servicing business would provide valuable current management and financial industry insight, in particular, and complemented the skills of existing Board members. The Independent Trustees also found that his senior management role in integrating company acquisitions, technology, and operations and his past role as Chief Risk Officer would add a helpful oversight skill to the Board’s expertise. Mr. Whitford holds a B.S. degree from the University of Massachusetts and an M.B.A. degree from the University of Pennsylvania’s Wharton School. Mr. Whitford has served on the Board since January 2013.

Janet L. Yeomans — Ms. Yeomans has over 28 years of business experience with a large global diversified manufacturing company, including service as Treasurer for this company. In this role, Ms. Yeomans had significant broad-based financial experience, including global financial risk-management and mergers and acquisitions. She also serves as a board member of a for-profit company. She holds degrees in mathematics and physics from Connecticut College, an M.S. in mathematics from Illinois Institute of Technology and an M.B.A. from the University of Chicago. Ms. Yeomans has served on the Board since April 1999.

J. Richard Zecher — Mr. Zecher has over 35 years of experience in the investment management industry. He founded a hedge fund investment advisory firm and a risk-management consulting company. He also served as Treasurer of a money center New York bank. Prior thereto, Mr. Zecher was the Chief Economist at the Securities and Exchange Commission. Mr. Zecher has served as a board member and board committee member of a for-profit company. He holds degrees in Economics from The Ohio State University. Mr. Zecher has served on the Board since March 2005.

Patrick P. Coyne — Mr. Coyne has over 25 years of experience in the investment management industry. Mr. Coyne has managed funds, investment teams and fixed income trading operations. He has held executive management positions at Delaware Investments for several years, serving as the firm’s Chief Investment Officer for fixed income investments, as Chief Investment Officer for equity investments and, since 2006, as President of Delaware Investments. Mr. Coyne has served as a board member of nonprofit organizations and for-profit companies, and currently serves on the Board of Governors of the Investment Company Institute. He holds a B.A. degree from Harvard University and an M.B.A. from The Wharton School of the University of Pennsylvania. Mr. Coyne has served on the Board since August 2006.

Independent Trustee Committee: This committee develops and recommends to the Board a set of corporate governance principles and oversees the evaluation of the Board, its committees, and its activities. The committee is comprised of all of the Trust’s Independent Trustees. The Independent Trustee Committee held four meetings during the Trust’s last fiscal year.

Investments Committee: The primary purposes of the Investments Committee are to: (i) assist the Board at its request in its oversight of the investment advisory services provided to the Trust by the Manager as well as any sub-advisors; (ii) review all proposed advisory and sub-advisory agreements for new funds or proposed amendments to existing agreements and to recommend what action the full Board and the Independent Trustees should take regarding the approval of all such proposed agreements; and (iii) review reports supplied by the Manager regarding investment performance, portfolio risk and expenses and to suggest changes to such reports. The Investments Committee consists of the following Independent Trustees: J. Richard Zecher, Chairperson; Joseph W. Chow; Lucinda S. Landreth; Thomas K. Whitford; and Janet L. Yeomans. The Investments Committee held five meetings during the Trust’s last fiscal year.

Board role in risk oversight: The Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Trust; (2) reviewing, approving, or modifying as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) addressing security valuation risk in connection with its review of fair valuation decisions made by Fund management pursuant to Board-approved procedures; (5) meeting with representatives of key service providers, including the Manager, the Distributor, the Funds’ transfer agent, the custodian and the independent public accounting firm of the Trust, to review and discuss the activities of the Trust’s series, and to provide direction with respect thereto; (6) engaging the services of the Trust’s Chief Compliance Officer to test the compliance procedures of the Trust and its service providers; and (7) requiring management’s periodic presentations on specified risk topics.

The Trustees perform this risk oversight function throughout the year in connection with each quarterly Board meeting. The Trustees/Directors routinely discuss certain risk-management topics with Fund management at the Board level and also through the standing committees of the Board. In addition to these recurring risk-management discussions, Fund management raises other specific risk-management issues relating to the Trust with the Trustees/Directors at Board and committee meetings. When discussing new product initiatives with the Board, Fund management also discusses risk — either the risks associated with the new proposals or the risks that the proposals are designed to mitigate. Fund management also provides periodic presentations to the Board to give the Trustees a general overview of how the Manager and its affiliates identify and manage risks pertinent to the Trust.

The Audit Committee looks at specific risk-management issues on an ongoing basis. The Audit Committee is responsible for certain aspects of risk oversight relating to financial statements, the valuation of the Trust’s assets, and certain compliance matters. In addition, the Audit Committee meets with the Manager’s internal audit and risk-management personnel on a quarterly basis to review the reports on their examinations of functions and processes affecting the Trust.

The Board’s other committees also play a role in assessing and managing risk. The Nominating and Corporate Governance Committee and the Independent Trustee Committee play a role in managing governance risk by developing and recommending to the Board corporate governance principles and, in the case of the Independent Trustee Committee, by overseeing the evaluation of the Board, its committees and its activities. The Investments Committee plays a significant role in assessing and managing risk through its oversight of investment performance, investment process, investment risk controls and Fund expenses.

Because risk is inherent in the operation of any business endeavor, and particularly in connection with the making of financial investments, there can be no assurance that the Board’s approach to risk oversight will be able to minimize or even mitigate any particular risk. The Funds are designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

Code of Ethics

The Trust, the Manager, Mondrian, JSP, and the Distributor have adopted Codes of Ethics in compliance with the requirements of Rule 17j-1 under the 1940 Act, which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics are on public file with, and are available from, the SEC.

Proxy Voting Policies — The Manager

The Funds have formally delegated to the Manager the responsibility for making all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Manager will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the “Procedures”). The Manager has established a Proxy Voting Committee (the “Committee”), which is responsible for overseeing the Manager’s proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Manager to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

In order to facilitate the actual process of voting proxies, the Manager has contracted with Institutional Shareholder Services (“ISS”) to analyze proxy statements on behalf of the Funds and the Manager’s other clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS’s proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. By no later than August 31 of each year, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at http://www.delawareinvestments.com; and (ii) on the Commission’s website at http://www.sec.gov.

The Procedures contain a general guideline stating that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Manager will normally vote against management’s position when it runs counter to its specific Proxy Voting Guidelines (the “Guidelines”), and the Manager will also vote against management’s recommendation when it believes that such position is not in the best interests of the Funds.

As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Funds. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (iv) generally vote against proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights; (v) generally vote re-incorporation proposals on a case-by-case basis; (vi) votes with respect to equity-based compensation plans are generally determined on a case-by-case basis; and (vii) generally vote for proposals requesting reports on the level of greenhouse gas emissions from a company’s operations and products.

Because the Funds have delegated proxy voting to the Manager, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore do not have procedures regarding this matter. However, the Manager does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies that the Manager receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Manager to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Manager during the proxy voting process. In the very limited instances where the Manager is considering voting a proxy contrary to ISS’s recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Manager or affiliated persons of the Manager. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner that the Committee believes is consistent with the Procedures and in the best interests of the Funds.

Proxy Voting Policies — Mondrian (The Emerging Markets, The International Equity, and The Labor Select International Equity Portfolios only)

The Manager has delegated to Mondrian the responsibility to vote proxies with respect to portfolio securities held by each of The Emerging Markets, The International Equity, and The Labor Select International Equity Portfolios that Mondrian advises. Mondrian has adopted policies and procedures with respect to voting proxies relating to securities held in client accounts for which they have discretionary authority.

Proxy Voting Policies — JSP (The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios only)

Voting Proxies

To help ensure that JSP votes client proxies in accordance with the Procedures and in the best interests of clients, JSP has established a Proxy Voting Committee, which is responsible for overseeing each investment adviser’s proxy voting process. The Committee consists of the chief compliance officer, representatives of the Compliance support staff and representatives from the portfolio management team.

To facilitate the process of voting proxies, JSP has contracted with ISS/RiskMetrics. Both ISS/RiskMetrics and the client’s custodian monitor corporate events for JSP. JSP gives an authorization and letter of instruction to the client’s custodian who then forwards proxy materials it receives to ISS/RiskMetrics so ISS/RiskMetrics may vote the proxies.

After receiving the proxy statements, ISS/RiskMetrics will review the proxy issues and vote them in accordance with JSP’s Procedures. When the Procedures state that a proxy issue will be decided on a case-by-case basis, ISS/RiskMetrics will look at the relevant facts and circumstances and research the issue to determine how the proxy should be voted. If a client provides JSP with its own recommendations on a given proxy vote, JSP will forward the client’s recommendation to ISS/RiskMetrics who will vote the client’s proxy pursuant to the client’s recommendation.

Company Management Recommendations

When determining whether to invest in a particular company, one of the factors JSP may consider is the quality and depth of the company’s management. As a result, JSP believes that recommendations of management on any issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. Thus, on many issues, JSP’s votes are cast in accordance with the recommendations of the company’s management.

Most of the proxies which JSP receives on behalf of its clients are voted by ISS/RiskMetrics in accordance with these pre-determined, pre-approved procedures. These procedures are reviewed and approved by the Committee at least annually.

Availability of Proxy Voting Information and Record Keeping

Clients of JSP will be directed to their client relationship manager to obtain information from JSP on how their securities were voted.

JSP generally considers that clients’ best interests are served by the promotion of high levels of corporate governance and adequate disclosure of company policies and practices.

INVESTMENT MANAGER AND OTHER SERVICE PROVIDERS

Investment Manager

The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to all of the Funds, subject to the supervision and direction of the Board. The Manager also provides investment management services to certain of the other Delaware Investments® Funds. Affiliates of the Manager also manage other investment accounts. While investment decisions for the Funds are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Funds.

As of Dec. 31, 2014, the Manager and its affiliates within Delaware Investments were managing in the aggregate more than $185 billion in assets in various institutional or separately managed, investment company, and insurance accounts. The Manager is a series of Delaware Management Business Trust, which is a subsidiary of Delaware Management Holdings, Inc. (“DMHI”). DMHI is a subsidiary, and subject to the ultimate control, of Macquarie Group Limited (“Macquarie”). Macquarie is a Sydney, Australia-headquartered global provider of banking, financial, advisory, investment, and funds management services. Delaware Investments is the marketing name for DMHI and its subsidiaries.

The Investment Management Agreement for each of the Funds, except The Large-Cap Value Equity Portfolio, The Emerging Markets Portfolio II, and Delaware REIT Fund, is dated Jan. 4, 2010 and was approved by shareholders on Nov. 12, 2009, and the Investment Management Agreements for The Large-Cap Value Equity Portfolio, The Emerging Markets Portfolio II, and Delaware REIT Fund are dated Feb. 26, 2010, June 22, 2010, and May 21, 2010, respectively (collectively, the “Investment Management Agreements”). The Investment Management Agreements had initial terms of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of each Fund, and only if the terms of and the renewal thereof have been approved by the vote of a majority of the Independent Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Management Agreements are terminable without penalty on 60 days’ notice by the Trustees of the Trust or by the Manager. The Investment Management Agreements will terminate automatically in the event of its assignment.

As compensation for the services rendered under the Investment Management Agreements, the Funds pay the Manager an annual management fee as a percentage of average daily net assets equal to:

Management Fee
(annual rate as a percentage of
Fund	average daily net assets)
The Large-Cap Growth Equity Portfolio[2]	0.55%
The Large-Cap Value Equity Portfolio	0.55%
The Focus Smid-Cap Growth Equity Portfolio[2]	0.75%
The Real Estate Investment Trust Portfolio	0.75% on the first $500 million;
0.70% on the next $500 million;
0.65% on the next $1.5 billion;
0.60% on assets in excess of $2.5 billion
The Select 20 Portfolio[2]	0.75%
The International Equity Portfolio[1]	0.75%
The Labor Select International Equity Portfolio[1]	0.75%
The Emerging Markets Portfolio[1]	1.00%
The Emerging Markets Portfolio II1	1.00%
The High-Yield Bond Portfolio	0.45%
The Core Plus Fixed Income Portfolio	0.43%

1	As described in more detail below, the Manager has entered into sub-advisory agreements with Mondrian with respect to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios. As compensation for its services as sub-advisor to the Manager, Mondrian is entitled to receive sub-advisory fees from the Manager equal to 0.36% of the average daily net assets of The International Equity Portfolio, 0.30% of the average daily net assets of The Labor Select International Equity Portfolio, and 0.75% of the average daily net assets of The Emerging Markets Portfolio.
2	As described in more detail below, the Manager has entered into a sub-advisory agreement with JSP with respect to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. As compensation for its services as sub-advisor to the Portfolios, JSP receives sub-advisory fees from the Manager.

During the past three fiscal years, the Funds paid the following investment management fees to the Manager:

Fund	October 31, 2012	October 31, 2013	October 31, 2014
The Large-Cap Growth Equity Portfolio	$1,056,371 earned	$1,242,185 earned	$1,439,450 earned
	$1,056,371 paid	$1,239,253 paid	$1,439,450 paid
	$0 waived	$2,932 waived	$0 waived
The Large-Cap Value Equity Portfolio	$41,113 earned	$275,078 earned	$609,103 earned
	$11,833 paid	$262,401 paid	$609,103 paid
	$29,280 waived	$12,677 waived	$0 waived
The Focus Smid-Cap Growth Equity Portfolio	$122,891 earned	$401,464 earned	$406,093 earned
	$119,055 paid	$400,253 paid	$400,990 paid
	$3,836 waived	$1,211 waived	$5,103 waived
The Real Estate Investment Trust Portfolio	$1,571,873 earned	$1,734,527 earned	$1,739,610 earned
	$1,571,873 paid	$1,734,527 paid	$1,739,610 paid
	$-0- waived	$0 waived	$0 waived
The Select 20 Portfolio	$649,842 earned	$1,209,923 earned	$937,268 earned
	$644,766 paid	$1,209,923 paid	$937,268 paid
	$5,076 waived	$0 waived	$0 waived
The International Equity Portfolio	$3,886,979 earned	$3,444,448 earned	$3,613,298 earned
	$3,886,979 paid	$3,444,448 paid	$3,613,298 paid
	$0 waived	$0 waived	$0 waived
The Labor Select International Equity Portfolio	$3,895,004 earned	$3,816,117 earned	$3,391,702 earned
	$3,895,004 paid	$3,816,117 paid	$3,391,702 paid
	$0 waived	$0 waived	$0 waived
The Emerging Markets Portfolio	$4,562,176 earned	$3,673,762 earned	$3,300,805 earned
	$4,562,176 paid	$3,673,762 paid	$3,300,805 paid
	$0 waived	$0 waived	$0 waived
The Emerging Markets Portfolio II	$202,864 earned	$353,630 earned	$432,313 earned
	$159,376 paid	$297,182 paid	$379,964 paid
	$43,488 waived	$56,448 waived	$52,349 waived
The High-Yield Bond Portfolio	$332,160 earned	$562,308 earned	$627,739 earned
	$332,160 paid	$562,308 paid	$627,739 paid
	$0 waived	$0 waived	$0 waived
The Core Plus Fixed Income Portfolio	$250,760 earned	$222,747 earned	$307,369 earned
	$152,415 paid	$92,887 paid	$164,603 paid
	$98,345 waived	$129,860 waived	$142,766 waived

The Manager has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse Fund expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding the amounts described below from Feb. 27, 2015 through Feb. 29, 2016.

Fund	Expense Cap
The Large-Cap Value Equity Portfolio	0.70%
The Select 20 Portfolio	0.89%
The High-Yield Bond Portfolio	0.59%
The Core Plus Fixed Income Portfolio	0.45%
The Focus Smid-Cap Growth Equity Portfolio	0.92%
The Large-Cap Growth Equity Portfolio	0.65%
The Emerging Markets Portfolio II	1.20%

Except for those expenses borne by the Manager under the Investment Management Agreements, Mondrian under its Sub-Advisory Agreement, JSP under its Sub-Advisory Agreement, and the Distributor under the Distribution Agreement, each Fund is responsible for all of its own expenses. Among others, such expenses include each Fund’s proportionate share of certain administrative expenses, investment management fees, transfer and dividend disbursing fees and costs, accounting services, custodian expenses, federal and state securities registration fees, proxy costs, and the costs of preparing prospectuses and reports sent to shareholders.

Sub-Advisors

Mondrian, 10 Gresham Street, 5th Floor, London, England EC2V 7JD, furnishes investment sub advisory services to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios subject to the supervision and direction of the Trust’s Board.

JSP, located at 101 California Street, Suite 3750, San Francisco, CA 94111, is responsible for the day-to-day management of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. Although JSP serves as sub-advisor, the Manager has ultimate responsibility for all investment advisory services. The Manager supervises JSP’s performance and management services provided to these Funds subject to the supervision and direction of the Board of Trustees.

The Manager has entered into sub-advisory agreements (“Sub-Advisory Agreements”) with Mondrian with respect to The Emerging Markets, The International Equity, and The Labor Select International Equity Portfolios and with JSP with respect to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios. As compensation for their services as sub-advisor to their respective Funds, Mondrian and JSP receive sub-advisory fees from the Manager. Each Sub-Advisory Agreement has or had an initial term of two years and may be further renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the respective Fund, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. Each Sub-Advisory Agreement may be terminated by the Manager or the Trust at any time on written notice to the applicable sub-advisor of the Manager’s or the Trust’s intention to do so, in the case of the Trust pursuant to action by the Board or pursuant to the vote of a majority of the outstanding voting securities of a Fund. A sub-advisor may terminate its Sub-Advisory Agreement at any time on sixty (60) days’ written notice to the Manager and the Trust of its intention to do so. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment. Each Sub-Advisory Agreement shall automatically terminate upon the termination of the Investment Management Agreements.

Distributor

The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103, serves as the national distributor for Trust’s shares under a Distribution Agreement dated May 15, 2003, as amended and restated Jan. 4, 2010. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by Class A, C, and R shares of The Real Estate Investment Trust Portfolio under its Rule 12b-1 Plans. The Distributor is an indirect, wholly owned subsidiary of DMHI. The Distributor has agreed to use its best efforts to sell shares of the Funds. See the Prospectuses for information on how to invest. Shares of the Funds are offered on a continuous basis by the Distributor and may be purchased through authorized investment dealers with respect to Delaware REIT Fund Class A, C, and R shares of The Real Estate Investment Trust Portfolio only, and directly by contacting the Distributor or the Trust with respect to all Funds. The Distributor also serves as the national distributor for the other Delaware Investments® Funds. The Board annually reviews fees paid to the Distributor.

During Delaware REIT Fund’s last three fiscal years, the Distributor received net commissions from the Fund on behalf of Class A shares, after re-allowances to dealers, as follows:

Delaware REIT Fund
Class A Shares
	Total
Fiscal	Amount of	Amounts	Net
Year	Underwriting	Reallowed	Commission
Ended	Commissions	to Dealers	to Distributor
10/31/14	$81,282	$68,106	$13,176
10/31/13	$134,458	$113,142	$21,316
10/31/12	$144,534	$121,080	$23,454

During Delaware REIT Fund’s last three fiscal years, the Distributor received, in the aggregate, limited contingent deferred sales charge (“CDSC”) payments with respect to the Fund on behalf of Class A and C shares, as follows:

Delaware REIT Fund	10/31/12	10/31/13	10/31/14
Class A	—	—	$91
Class C	$208	$544	$189

Transfer Agent

Delaware Investments Fund Services Company (“DIFSC”), an affiliate of the Manager, is located at 2005 Market Street, Philadelphia, PA 19103-7094, and effective Nov. 1, 2014, serves as the Funds’ shareholder servicing, dividend disbursing, and transfer agent (“Transfer Agent”) pursuant to a Shareholder Services Agreement. Prior to this time, Delaware Service Company, Inc. (“DSC”), an affiliate of the Manager, served as the Funds’ shareholder servicing, dividend disbursing, and transfer agent. The Transfer Agent is an indirect subsidiary of DMHI and, therefore, of Macquarie. The Transfer Agent also acts as shareholder servicing, dividend disbursing, and transfer agent for the other Delaware Investments® Funds. The Transfer Agent is paid a fee by the Funds for providing these services, consisting of an asset-based fee and certain out-of-pocket expenses. The Transfer Agent will bill, and the Funds will pay, such compensation monthly. With respect to Delaware REIT Fund only, omnibus and networking fees charged by financial intermediaries and subtransfer agency fees are passed on to and paid directly by the Fund. The Transfer Agent’s compensation is fixed each year and approved by the Board, including a majority of the Independent Trustees.

Each Fund has authorized, in addition to the Transfer Agent, one or more brokers to accept on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of each Fund. For purposes of pricing, each Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) provides subtransfer agency services to the Funds. In connection with these services, BNYMIS administers the overnight investment of cash pending investment in the Funds or payment of redemptions. The proceeds of this investment program are used to offset the Funds’ transfer agency expenses.

Fund Accountants

The Bank of New York Mellon (“BNY Mellon”), One Wall Street, New York, NY 10286-0001, provides fund accounting and financial administration services to the Funds. Those services include performing functions related to calculating the Funds’ NAV and providing financial reporting information, regulatory compliance testing, and other related accounting services. For these services, the Funds pay BNY Mellon an asset-based fee, subject to certain fee minimums plus certain out-of-pocket expenses and transactional charges. Effective Nov. 1, 2014, DIFSC provides fund accounting and financial administration oversight services to the Funds. Prior to this time, DSC provided fund accounting and financial administration oversight services to the Funds. Those services included overseeing of the Funds’ pricing process, the calculation and payment of portfolio expenses, and financial reporting in shareholder reports, registration statements, and other regulatory filings. DIFSC also manages the process for the payment of dividends and distributions and the dissemination of Fund NAVs and performance data. For these services, the Funds pay DIFSC an asset-based fee, plus certain out-of-pocket expenses and transactional charges. The fees payable to BNY Mellon and DIFSC under the service agreements described above will be allocated among all funds in the Delaware Investments® Family of Funds on a relative NAV basis.

During the fiscal years ended Oct. 31, 2012, 2013, and 2014, the Funds paid the following amounts to BNY Mellon for fund accounting and financial administration services: $749,288, $691,913, and $680,480, respectively.

During the fiscal years ended Oct. 31, 2012, 2013, and 2014, the Funds paid the following amounts to DSC for fund accounting and financial administration oversight services: $107,206, $99,242, and $110,114, respectively.

Custodian

BNY Mellon is the custodian of the Funds’ securities and cash. As custodian for the Funds, BNY Mellon maintains a separate account or accounts for the Funds; receives, holds, and releases portfolio securities on account of the Funds; receives and disburses money on behalf of the Funds; and collects and receives income and other payments and distributions on account of the Funds’ portfolio securities. BNY Mellon also serves as the Funds’ custodian for their investments in foreign securities.

With respect to foreign securities, BNY Mellon makes arrangements with sub-custodians who were approved by the Board in accordance with Rule 17f-5 of the 1940 Act. When selecting foreign sub-custodians, the Board considers a number of factors, including, but not limited to, the reliability and financial stability of the institution, the ability of the institution to provide efficiently the custodial services required for the Funds, and the reputation of the institutions in the particular country or region.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as the Trust’s legal counsel.

PORTFOLIO MANAGERS
I. The Manager

Other Accounts Managed

The following chart lists certain information about the types of other accounts for which each portfolio manager is primarily responsible as of Oct. 31, 2014, unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2014.

				Total Assets in
			No. of Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Kristen E. Bartholdson
Registered	7	$9.1 billion	0	$0
Investment
Companies
Other Pooled	5	$866.4 million	0	$0
Investment Vehicles
Other Accounts	34	$6.7 billion	1	$2.6 billion
Nikhil G. Lalvani
Registered	7	$9.1 billion	0	$0
Investment
Companies
Other Pooled	5	$866.4 million	0	$0
Investment Vehicles
Other Accounts	32	$6.7 billion	1	$2.6 billion

				Total Assets in
			No. of Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
Anthony A. Lombardi
Registered	7	$9.1 billion	0	$0
Investment
Companies
Other Pooled	5	$866.4 million	0	$0
Investment Vehicles
Other Accounts	33	$6.7 billion	1	$2.6 billion
D. Tysen Nutt, Jr.
Registered	8	$9.4 billion	0	$0
Investment
Companies
Other Pooled	5	$866.4 million	0	$0
Investment Vehicles
Other Accounts	33	$6.7 billion	1	$2.6 billion
Robert A. Vogel, Jr.
Registered	7	$9.1 billion	0	$0
Investment
Companies
Other Pooled	5	$866.4 million	0	$0
Investment Vehicles
Other Accounts	35	$6.7 billion	1	$2.6 billion
Liu-Er Chen
Registered	8	$5.4 billion	0	$0
Investment
Companies
Other Pooled	9	$1.5 billion	0	$0
Investment Vehicles
Other Accounts	8	$1.3 billion	1	$276.0 million
Craig C. Dembek
Registered	10	$4.5 billion	0	$0
Investment
Companies
Other Pooled	1	$16.9 million	1	$16.9 million
Investment Vehicles
Other Accounts	2	Less than $1	0	$0
		million
Paul A. Matlack
Registered	15	$5.7 billion	0	$0
Investment
Companies
Other Pooled	9	$1.0 billion	0	$0
Investment Vehicles
Other Accounts	4	$207.2 million	0	$0

				Total Assets in
			No. of Accounts with	Accounts with
	No. of	Total Assets	Performance-	Performance-
	Accounts	Managed	Based Fees	Based Fees
John P. McCarthy
Registered	10	$4.5 billion	0	$0
Investment
Companies
Other Pooled	0	$0	0	$0
Investment Vehicles
Other Accounts	3	Less than $1	0	$0
		million
Christopher M. Testa
Registered	19	$23.8 billion	0	$0
Investment
Companies
Other Pooled	9	$1.0 billion	0	$0
Investment Vehicles
Other Accounts	25	$1.2 billion	1	$608.6 million
Roger A. Early
Registered	15	$23.9 billion	0	$0
Investment
Companies
Other Pooled	4	$627.1 million	0	$0
Investment Vehicles
Other Accounts	46	$6.1 billion	0	$0
Paul Grillo
Registered	16	$22.5 billion	0	$0
Investment
Companies
Other Pooled	8	$1.0 billion	0	$0
Investment Vehicles
Other Accounts	21	$1.1 billion	0	$0
J. David Hillmeyer
Registered	9	$13.8 billion	0	$0
Investment
Companies
Other Pooled	1	$251.6 million	0	$0
Investment Vehicles
Other Accounts	15	$1.2 billion	1	$608.6 million
Adam Brown
Registered	8	$3.5 billion	0	$0
Investment
Companies
Other Pooled	5	$968.5 million	2	$512.6 million
Investment Vehicles
Other Accounts	11	$111.4 million	0	$0

Description of Material Conflicts of Interest

Individual portfolio managers may perform investment management services for other portfolios or accounts similar to those provided to the Funds and the investment action for such other portfolio or account and the Funds may differ. For example, an account or portfolio may be selling a security, while another account may be purchasing or holding the same security. As a result, transactions executed for one portfolio or account may adversely affect the value of securities held by another portfolio, account, or the Funds. Additionally, the management of multiple other portfolios or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple other portfolios or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or portfolio. The investment opportunity may be limited, however, so that all portfolios or accounts for which the investment would be suitable may not be able to participate. The Manager has adopted procedures designed to allocate investments fairly across multiple portfolios or accounts.

Nine of the accounts managed by the portfolio managers have performance-based fees. This compensation structure presents a potential conflict of interest. The portfolio manager has an incentive to manage this account so as to enhance its performance, to the possible detriment of other accounts for which the Manager does not receive a performance-based fee.

A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While the Manager’s Code of Ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure

Each portfolio manager’s compensation consists of the following:

Base Salary. Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

Bonus. Focus Value (Nutt, Lombardi, Vogel, Lalvani, and Bartholdson): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool. The pool is allotted based on subjective factors and objective factors. The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Emerging Markets (Chen): The portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products the portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance are weighted more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Fixed Income (Grillo, Early, Matlack, Dembek, McCarthy, Hillmeyer, Brown, and Testa): An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one-, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

Real Estate Securities and Income Solutions (Zenouzi and Andres): Each named portfolio manager is eligible to receive an annual cash bonus. The bonus pool is determined by the revenues associated with the products a portfolio manager manages. Delaware Investments keeps a percentage of the revenues and the remaining percentage of revenues (minus appropriate expenses associated with relevant product and the investment management team) create the “bonus pool” for the product. Various members of the team have the ability to earn a percentage of the bonus pool with the most senior contributor generally having the largest share. The pool is allotted based on subjective factors (50%) and objective factors (50%). The primary objective factor is the one-, three-, and five-year performance of the funds managed relative to the performance of the appropriate Lipper peer groups and the performance of institutional composites relative to the appropriate indices. Three- and five-year performance is weighed more heavily and there is no objective award for a fund whose performance falls below the 50th percentile for a given time period.

Individual allocations of the bonus pool are based on individual performance measurements, both objective and subjective, as determined by senior management.

Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

Delaware Investments Incentive Unit Plan — Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of DMHI issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on Nov. 30, 2010.

The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of DMHI is normally determined as of each March 31, June 30, Sept. 30, and Dec. 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

Delaware Investments Notional Investment Plan — A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of certain funds within the Delaware Investments® Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second, and third years following the date upon which the investment is made.

Macquarie Group Employee Retained Equity Plan — A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

Other Compensation: Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities — The Manager
       As of Oct. 31, 2014, the following portfolio managers owned shares of the Funds:

Portfolio Manager	Dollar Range of Fund Shares Owned[1]
Kristen E. Bartholdson	The Large-Cap Value Equity Portfolio
$500,001 - $1 million
Robert A. Vogel Jr.	The Large-Cap Value Equity Portfolio
$1 - $10,000

[1]	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Note: The ranges for fund share ownership by the portfolio managers are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; over $1 million.

II. Mondrian

The following information was provided by Mondrian, the sub-advisor to The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios.

Other Accounts Managed (as of Dec. 31, 2014).

				$M Assets of
			# Performance Based	Performance
Named Portfolio Manager	# Accounts	$ Assets (M)	Fee Accounts	Based Fee
				Accounts
Nigel Bliss
Registered Investment	7	$2,806M	0	$0
Companies
Other Pooled Investment	2	$5,343M	0	$0
Vehicles
Other Accounts	12	$3,762	0	$0
Ginny Chong
Registered Investment	3	$681M	0	$0
Companies
Other Pooled Investment	3	$1,857M	0	$0
Vehicles
Other Accounts	10	$4,607M	0	$0
Elizabeth A. Desmond
Registered Investment	7	$2,806M	0	$0
Companies
Other Pooled Investment	8	$5,919M	0	$0
Vehicles
Other Accounts	18	$5,540M	0	$0
Gregory J.P. Halton
Registered Investment	1	$136M	0	$0
Companies
Other Pooled Investment	1	$264M	0	$0
Vehicles
Other Accounts	3	$768M	0	$0
Andrew Miller
Registered Investment	3	$681M	0	$0
Companies
Other Pooled Investment	5	$2,054M	0	$0
Vehicles
Other Accounts	15	$7,574M	0	$0
Melissa J. A. Platt
Registered Investment				$0
Companies	4	$1,674M	0
Other Pooled Investment				$0
Vehicles	1	$72M	0
Other Accounts	8	$707M	0	$0
Andrew R. Porter
Registered Investment				$0
Companies	7	$2,806M	0
Other Pooled Investment				$0
Vehicles	4	$5,485	0
Other Accounts	19	$6,722	1	$295M

Compensation — Mondrian

Mondrian has the following programs in place to retain key investment staff:

1.	Competitive Salary - All investment professionals are remunerated with a competitive base salary.

2.	Profit Sharing Bonus Pool - All Mondrian staff, including portfolio managers and senior officers, qualify for participation in an annual profit sharing pool determined by the company’s profitability (approximately 30% of profits).

3.	Equity Ownership — Mondrian is employee owned. A high proportion of senior Mondrian staff (investment professionals and other support functions) are shareholders in the business. Equity value is built up over many years with long vesting periods and the value of any individual’s equity is normally paid out in installments over a number of years post an agreed retirement from the firm. This is a (very) long term incentive plan directly tied to the long term equity value of the firm.

Incentives (Bonus and Equity Programs) focus on the key areas of a) research quality, b) long-term and short-term stock performance, c) teamwork, d) client service and e) marketing. As an individual’s ability to influence these factors depends on that individual’s position and seniority within the firm, so the allocation to these factors and of participation in these programs will reflect this.

At Mondrian, the investment management of particular portfolios is not “star manager” based but uses a team system. This means that Mondrian’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Remuneration Committee
       In determining the amount of bonus and equity awarded, Mondrian’s Board of Directors consults with the company’s Remuneration Committee, who will make recommendations based on a number of factors including investment research, investment performance contribution, organization management, team work, client servicing and marketing.

Defined Contribution Pension Plan
       All portfolio managers are members of the Mondrian defined contribution pension plan where Mondrian pays a regular monthly contribution and the member may pay additional voluntary contributions if they wish. The plan is governed by trustees who have responsibility for the trust fund and payments of benefits to members. In addition, the plan provides death benefits for death in service and a spouse’s or dependant’s pension may also be payable.

Mondrian remuneration philosophy
       The guiding principle of the company’s compensation programs is to enable it to retain and motivate a team of high quality employees with both attractive shorter term remuneration and long-term equity incentives that are appropriately competitive, well-structured and which help align the aspirations of individuals with those of the company and its clients. Through widespread equity ownership, we believe that Mondrian as an owner operated business provides an excellent incentive structure that is highly likely to continue to attract, hold and motivate a talented team.

Approximately 80 Mondrian employees are equity owners of the business representing about 50% of the total staff. In determining whether an employee should become an owner, Mondrian has to date focused on senior management, investment professionals and senior client service and operations personnel. The equity owners represent those staff recognized as either a significant contributor currently or in the future and awards focus in particular on key investment professionals.

Mondrian believes that this compensation structure, coupled with the opportunities that exist within a successful and growing business, should enable us to attract and retain high caliber employees.

Ownership of Securities — Mondrian

As of Dec. 31, 2014, none of the portfolio managers owned shares of the Funds they manage.

III. JSP

The following information was provided by JSP, the sub-advisor to The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios.

Other Accounts Managed (as of Sept. 30, 2014)

				Total Assets in
			No. of Accounts	Accounts with
	No. of	Total Assets	with Performance-	Performance-
	Accounts	Managed (M)	Based Fees	Based Fees (M)
Christopher J.
Bonavico
Registered Investment	21	$11,679.8	2	$2,263.2
Company
Other Pooled	12	$2,528.9	0	0
Investment Vehicles
Other Accounts	57	$9,805.2	6	$1,142.6
Kenneth F. Broad
Registered Investment	6	$2,217.5	0	0
Company
Other Pooled	4	$365.3	0	0
Investment Vehicles
Other Accounts	19	$2,014.0	4	$754
Christopher M.
Ericksen
Registered Investment	15	$9,366.0	2	$2,263.3
Company
Other Pooled	7	$899.9	0	0
Investment Vehicles
Other Accounts	45	$8,085.5	3	$782.3
Daniel J. Prislin
Registered Investment	16	$9,517.8	2	$2,263.3
Company
Other Pooled	9	$1,074.4	0	0
Investment Vehicles
Other Accounts	51	$8,655.9	5	$1,080.4

				Total Assets in
			No. of Accounts	Accounts with
	No. of	Total Assets	with Performance-	Performance-
	Accounts	Managed (M)	Based Fees	Based Fees (M)
Jeffrey S. Van Harte
Registered Investment	16	$9,506.5	2	$2,263.3
Company
Other Pooled	9	$1,074.4	0	0
Investment Vehicles
Other Accounts	49	$8,655.9	5	$1,080.4

Description of Potential Material Conflicts of Interest — JSP
       Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds, and the investment action for each other fund or account and the Funds may differ. For example, one fund or account may be selling a security, while another fund or account may be purchasing or holding the same security. As a result, transactions executed for one fund or account or the fund may adversely affect the value of securities held by another fund or account or the fund. In addition, the management of multiple other funds or accounts and the fund may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the fund. A portfolio manager may discover an investment opportunity that may be suitable for more than one fund or account. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. JSP has adopted procedures designed to allocate investments fairly across multiple funds or accounts. Certain of the accounts managed by the portfolio managers have performance-based fees. This compensation structure presents a potential conflict of interest. The portfolio managers have an incentive to manage such accounts so as to enhance their performance, to the possible detriment of other accounts for which the investment manager does not receive a performance-based fee. A portfolio manager’s management of personal accounts also may present certain conflicts of interest. Although JSP’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation — JSP
       JSP’s investment professionals have remained together, bound by culture and the unique nature of the team’s research/portfolio manager role, for over a decade on average. Through various market and organizational circumstances over the years, the group has maintained a meritocracy and very strong pay-for-performance ethos that rewards positive impact to client portfolios. Each stock in each portfolio has two or more ‘sponsors’ who have mathematical ownership of those names for performance attribution purposes (e.g., 60/40 or 50/50-type responsibility splits). This stock-by-stock attribution can then be aggregated and the individual contributions of team members measured, down to the basis point, for each performance period measured: 1/3/5 year and since inception.

Aggregate compensation is ultimately driven by revenues, which — in turn — is correlated with assets under management, which ultimately correlates with performance over the long term, in a self-reinforcing cycle of better performance leading to more assets under management (both via flows and appreciation) and greater revenues/compensation. Additionally, qualitative factors such as contribution to debates of other team members’ ideas are also considered in compensation. Certain employees, including eight members of the investment team, also have equity ownership as part of their compensation.

In terms of the composition of compensation paid to the investment team, it is expected to be a combination of base salary, partnership equity distributions, and discretionary annual bonuses. JSP believes this combination will have the proper incentives to award prudent long term focus on building a stable and sustainable business while also rewarding professionals for superior relative interim results.

Ownership of Securities — JSP

As of Sept. 30, 2014, the portfolio managers of The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, and The Select 20 Portfolios owned shares in the Funds as follows:

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned[1]
The Focus Smid-
Cap Growth
Christopher Bonavico	Equity Portfolio	Over $1 million
The Select 20
	Portfolio	$500,001 - $1 million
The Large-Cap
Growth Equity
	Portfolio	none
The Focus Smid-
Cap Growth
Kenneth Broad	Equity Portfolio	none
The Select 20
	Portfolio	none
The Select 20
Jeffrey Van Harte	Portfolio	$500,001 - $1 million
The Large-Cap
Growth Equity
	Portfolio	$500,001 - $1 million
The Large-Cap
Growth Equity
Christopher Ericksen	Portfolio	none
The Select 20
Daniel Prislin	Portfolio	$500,001 - $1 million
The Large-Cap
Growth Equity
	Portfolio	$100,001 - $500,000

[1]	Includes Fund shares beneficially owned by portfolio manager and immediate family members sharing the same household.

Note: The ranges for fund share ownership by the portfolio managers are: none; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1 million; over $1 million.

TRADING PRACTICES AND BROKERAGE

The Manager, Mondrian, or JSP, as the case may be, selects brokers/dealers to execute transactions on behalf of the Funds for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration in selecting broker/dealers is to seek those brokers/dealers who will provide best execution for the Funds. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis, where securities are either purchased directly from the dealer or sold to the dealer. In these instances, there is no direct commission charged, but there is a spread (the difference between the buy and sell price), which is the equivalent of a commission. When a commission is paid, the Funds pay reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

During the past three fiscal years, the aggregate dollar amount of brokerage commissions paid by each Fund was as follows:

Fund	2012	2013	2014
The Large-Cap Growth Equity Portfolio	$98,910	$109,272	$88,655
The Large-Cap Value Equity Portfolio	$2,398	$45,367	$38,602
The Focus Smid-Cap Growth Equity Portfolio	$10,755	$58,542	$56,527
The Real Estate Investment Trust Portfolio	$451,481	$498,629	$381,431
The Select 20 Portfolio	$71,374	$104,121	$82,186
The International Equity Portfolio	$133,492	$119,888	$111,707
The Labor Select International Equity Portfolio	$108,400	$126,842	$133,289
The Emerging Markets Portfolio	$544,968	$313,854	$199,313
The Emerging Markets Portfolio II	$24,869	$14,038	$16,959
The High-Yield Bond Portfolio	$38	$6,465	$9,297
The Core Plus Fixed Income Portfolio	$983	$574	$239

During the past three fiscal years, The Emerging Markets Portfolio, The International Equity Portfolio, and The Labor Select International Equity Portfolio paid the following brokerage commissions to Macquarie Capital Europe Limited (“Macquarie Europe”), a subsidiary of Macquarie and an affiliate of the Manager:

Fiscal year ended 10/31/12
		Percentage of	Percentage of aggregate dollar
		commissions	amount of transactions involving
	Aggregate dollar	paid to	the payment of commissions
	amount paid to	Macquarie	effected through Macquarie
Fund	Macquarie Europe	Europe	Europe
The Emerging Markets	$53,514.52	9.83%	6.82%
Portfolio

Fiscal year ended 10/31/13
		Percentage of	Percentage of aggregate dollar
		commissions	amount of transactions involving
	Aggregate dollar	paid to	the payment of commissions
	amount paid to	Macquarie	effected through Macquarie
Fund	Macquarie Europe	Europe	Europe
The Emerging Markets	$21,148	6.74%	5.41%
Portfolio
The Labor Select International	$374	0.3%	0.18%
Equity Portfolio
The International Equity	$1,135	1.18%	1.18%
Portfolio

Fiscal year ended 10/31/14
		Percentage of	Percentage of aggregate dollar
		commissions	amount of transactions involving
	Aggregate dollar	paid to	the payment of commissions
	amount paid to	Macquarie	effected through Macquarie
Portfolio	Macquarie Europe	Europe	Europe
The Emerging Markets	$13,450.50	6.69%	4.80%
Portfolio
The Labor Select International	$0.00	0.00%	0.00%
Equity Portfolio
The International Equity	$0.00	0.00%	0.00%
Portfolio

Subject to best execution and Rule 12b-1(h) under the 1940 Act, the Manager, Mondrian, or JSP may allocate, out of all commission business generated by all of the Funds and accounts under its respective management, brokerage business to brokers or dealers who provide brokerage and research services. These services include providing advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager, Mondrian, or JSP in connection with its respective investment decision-making process with respect to one or more Funds and separate accounts managed by it, and may not be used, or used exclusively, with respect to the Fund or separate account generating the brokerage.

Securities transactions for The Large-Cap Growth Equity, The Large-Cap Value Equity, The Focus Smid-Cap Growth Equity, The Select 20, The Real Estate Investment Trust, The International Equity, The Labor Select International Equity, The Emerging Markets, The Emerging Markets II, The High-Yield Bond, and The Core Plus Fixed Income Portfolios may be effected in foreign markets that may not allow negotiation of commissions or where it is customary to pay fixed rates.

As provided under the Securities Exchange Act of 1934, as amended, and each Fund’s Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services may result in higher commissions, the Manager, Mondrian, and JSP believe that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager, Mondrian, or JSP that constitute, in some part, brokerage and research services used by the Manager, Mondrian, or JSP in connection with their investment decision-making process and constitute, in some part, services used by them in connection with administrative or other functions not related to their investment decision-making process. In such cases, the Manager, Mondrian, or JSP will make a good faith allocation of brokerage and research services and will pay out of their own resources for services used by them in connection with administrative or other functions not related to their investment decision-making process.

During the fiscal year ended Oct. 31, 2014, portfolio transactions of the following Funds in the amounts listed below, resulting in brokerage commissions in the amounts listed below, were directed to brokers for brokerage and research services provided:

	Portfolio
	Transactions	Brokerage
Fund	Amounts	Commissions Amounts
The Large-Cap Growth Equity Portfolio	$79,026,272	$47,474
The Large-Cap Value Equity Portfolio	$6,248,260	$3,814
The Focus Smid-Cap Growth Equity Portfolio	$35,686,748	$24,670
The Real Estate Investment Trust Portfolio	$77,148,722	$95,714
The Select 20 Portfolio	$61,928,212	$34,334
The Emerging Markets Portfolio II	$3,140,761	$1,983
The High-Yield Bond Portfolio	$2,614,356	$3,525

As of Oct. 31, 2014, the Funds held the following amounts of securities of their regular broker/dealers, as defined in Rule 10b-1 under the 1940 Act, or such broker/dealers’ parents:

		Value of Securities
Fund	Regular Broker/Dealer	Held
The Large-Cap Value Equity Portfolio	BANK OF NEW YORK	$4,174,016.00
	MELLON CORP/T
The Emerging Markets Portfolio II	VTB BANK OJSC	$77,788.00
The High-Yield Bond Portfolio	JPMORGAN CHASE & CO	$735,727.00
The High-Yield Bond Portfolio	CREDIT SUISSE GROUP	$649,833.00
	AG
The High-Yield Bond Portfolio	BANK OF AMERICA CORP	$638,631.25
The High-Yield Bond Portfolio	BARCLAYS BANK PLC	$611,100.00

The Manager, Mondrian, or JSP may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security may be placed if the judgment is made that joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager, Mondrian, or JSP and the Board that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with Financial Industry Regulatory Authority (“FINRA”) and subject to seeking best execution, orders may be placed with broker/dealers that have agreed to defray certain Fund expenses, such as custodian fees.

The Funds have the authority to participate in a commission recapture program. Under the program, and subject to seeking best execution (as described in the first paragraph in this section), these Funds may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Any such commission rebates will be included as a realized gain on securities in the appropriate financial statements of these Funds. The Manager and its affiliates have previously acted, and may in the future act, as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of businesses and provide other services in the investment management industry.

CAPITAL STRUCTURE

Capitalization
       The Trust currently has an unlimited authorized number of shares of beneficial interest, with no par value, issued in separate portfolios. All shares are, when issued in accordance with the Trust’s registration statement (as it may be amended from time to time), governing instruments and applicable law, fully paid and nonassessable. Shares do not have pre-emptive rights. While all shares have equal voting rights on matters affecting the Trust, each Fund would vote separately on any matter that affects only that Fund. Shares of each Fund have a priority in that Funds’ assets, and in gains on and income from the portfolio of that Fund.

Each class of The Real Estate Investment Trust Portfolio represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund’s Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class C Shares, and Class R shares of The Real Estate Investment Trust Portfolio may vote only on matters affecting the Rule 12b-1 Plan that relates to the class of shares that they hold. General expenses of the Fund will be allocated on a pro rata basis to the classes according to asset size, except that expenses of the Plans of Class A shares, Class C shares, and Class R shares will be allocated solely to those classes.

Effective Dec. 24, 1997, the name of The Defensive Equity Portfolio was changed to The Large-Cap Value Equity Portfolio. Effective Dec. 15, 2005, the name of The Small-Cap Growth Equity II Portfolio was changed to The Focus Smid-Cap Growth Equity Portfolio. Effective Feb. 1, 2008, the name of The All-Cap Growth Equity Portfolio was changed to The Select 20 Portfolio.

On Sept. 25, 2014, all remaining Class B shares of The Real Estate Investment Trust Portfolio were converted to Class A shares of The Real Estate Investment Trust Portfolio.

Noncumulative Voting
       The Trust’s shares have noncumulative voting rights, meaning that the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all the Trustees if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

PURCHASING SHARES

General Information
       The Trust reserves the right to suspend sales of Fund shares and reject any order for the purchase of a Fund’s shares if in the opinion of management such rejection is in a Fund’s best interest.

For purchases of shares in The Emerging Markets Portfolio, a purchase reimbursement fee of 0.55% of the dollar amount invested is generally charged to investors and paid to the Fund to help defray expenses of investing purchase proceeds. In lieu of paying that fee, an investor in The Emerging Markets Fund may elect, subject to agreement by the Fund, to invest by a contribution of in-kind securities or may follow another procedure that has the same economic impact on the Fund and its shareholders, in which case the purchase reimbursement fee will not apply. Investors should refer to the related Prospectus for more details on purchase reimbursement fees. See “Determining Offering Price and Net Asset Value” below.

The minimum initial investment for a shareholder is $1 million in the aggregate across all Funds of the Trust, except for Delaware REIT Fund as discussed below. However, certain types of shareholders may invest in the Funds without meeting the minimum initial investment of $1 million. Shareholders that have institutional accounts or invest in a collective investment trust managed by the Manager’s affiliate, Delaware Investment Advisers, a series of Delaware Management Business Trust, and portfolio managers of the Funds seeking to invest in Funds they manage, may invest in the Funds without meeting the minimum initial investment of $1 million. From time to time and in the Manager’s sole discretion, assets attributable to related accounts may be aggregated for purposes of meeting the $1 million minimum. There are no minimums for subsequent contributions in a Fund where the aggregate minimum initial investment for the Trust has been satisfied. The International Equity and The Emerging Markets Portfolios are presently closed to new investors. However, existing accounts, including omnibus accounts, may continue to purchase shares. Accounts of certain omnibus accounts and managed or asset-allocation programs may maintain balances that are below the minimum stated account balance without being subject to involuntary redemption. At such time as the Trust receives appropriate regulatory approvals to do so in the future, under certain circumstances, the Trust may, at its sole discretion, allow eligible investors who have an existing investment counseling relationship with an affiliate of the Manager to make investments in the Funds by a contribution of securities in kind to such Funds.

Certificates representing shares purchased are not ordinarily issued. Certificates were previously issued for Class A and Institutional Class shares of The Real Estate Investment Trust Portfolio. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder’s account on the books maintained on behalf of the Trust. The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor will be permitted to obtain a certificate for Delaware REIT Fund in certain limited circumstances that are approved by an appropriate officer of the Trust. No charge is assessed by the Trust for any certificate issued. The Funds do not intend to issue replacement certificates for lost or stolen certificates, except in certain limited circumstances that are approved by an appropriate officer of the Trust. In those circumstances, a shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Trust for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor’s certificate(s) must accompany such request.

Purchases of Delaware REIT Fund
       The minimum initial investment generally is $1,000 for Delaware REIT Fund Class A and Class C shares of The Real Estate Investment Trust Portfolio. Subsequent purchases of such Class A and Class C shares generally must be at least $100. The initial and subsequent investment minimums for Class A shares will be waived for purchases by officers, directors, Trustees and employees of any Delaware Investments® Fund, the Manager, or any of the Manager’s affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an automatic investing plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. There are no minimum purchase requirements for Class R and Institutional Class shares, but certain eligibility requirements must be satisfied.

For Class C shares of the Fund, each purchase must be in an amount that is less than $1 million. See “Investment Plans” below for purchase limitations applicable to retirement plans. The Trust will reject any purchase order for more than $1 million or more of Class C shares. An investor should keep in mind that reduced front-end sales charges apply to investments of $50,000 or more in Class A shares, and that Class A shares are subject to lower annual Rule 12b-1 Plan expenses than Class C shares, and generally are not subject to a CDSC.

Delaware REIT Fund also reserves the right, upon 60 days’ written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

FINRA has adopted amendments to its rules relating to investment company sales charges. The Trust and the Distributor intend to operate in compliance with these rules.

Certain omnibus accounts and managed or asset allocation programs may be opened below the minimum stated account balance and may maintain balances that are below the minimum stated account balance without incurring a service fee or being subject to involuntary redemption.

Delaware REIT Fund’s Class A shares, Class C shares, Class R shares, and Institutional Class shares represent a proportionate interest in The Real Estate Investment Trust Portfolio’s assets and will receive a proportionate interest in that Fund’s income, before application, as to Class A, Class C, and Class R shares, of any expenses under that Fund’s Rule 12b-1 Plans.

Alternative Purchase Arrangements: The alternative purchase arrangements of Delaware REIT Fund Class A shares and Class C shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares, and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A shares and incur a front-end sales charge and annual Rule 12b-1 Plan expenses of up to a maximum of 0.25% of the average daily net assets of Class A Shares, or to purchase Class C shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual Rule 12b-1 Plan expenses. Class C shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class C shares are subject to annual Rule 12b-1 Plan expenses of up to a maximum of up to 1.00% of average daily net assets of the respective Class.

The higher Rule 12b-1 Plan expenses on Class C shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time.

Class R shares have no front-end sales charge and are not subject to a CDSC, but incur annual Rule 12b-1 expenses of up to a maximum of 0.50%. Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

In comparing Class C Shares to Class R shares, investors should consider the higher Rule 12b-1 Plan expenses on Class C shares. Investors also should consider the fact that Class R shares do not have a front-end sales charge and, unlike Class C shares, are not subject to a CDSC.

For the distribution and related services provided to, and the expenses borne on behalf of, the Delaware REIT Fund Classes, the Distributor and others will be paid, in the case of Class A shares, from the proceeds of the front-end sales charge and Rule 12b-1 Plan fees, in the case of Class C shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R shares, from the proceeds of the Rule 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A shares, Class C shares and Class R shares. Investors should understand that the purpose and function of the respective Rule 12b-1 Plans (including for Class R shares) and the CDSCs applicable to Class C shares are the same as those of the Rule 12b-1 Plan and the front-end sales charge applicable to Class A shares, in that such fees and charges are used to finance the distribution of the respective Classes. See “Plans Under Rule 12b-1.”

Dividends, if any, paid on the Delaware REIT Fund Classes will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of Rule 12b-1 Plan expenses relating to the Delaware REIT Fund Classes will be borne exclusively by such shares. See “Determining Offering Price and Net Asset Value” for more information.

Class A Shares: Purchases of $50,000 or more of Delaware REIT Fund Class A shares at the offering price carry reduced front-end sales charges as shown in the table in the Delaware REIT Fund Classes Prospectus, and may include a series of purchases over a 13-month period under a letter of intent signed by the purchaser. See “Special Purchase Features — Class A Shares” below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may re-allow to dealers up to the full amount of the front-end sales charge. The Distributor should be contacted for further information on these requirements, as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

Class A Broker Exchanges: Class A shares purchased by accounts participating in certain programs sponsored by and/or controlled by financial intermediaries (“Programs”) may be exchanged by the financial intermediary on behalf of the shareholder for Institutional Class shares of the Fund under certain circumstances, including such Program’s eligibility to purchase Institutional Class shares of the Fund. Such exchange will be on the basis of the NAV per share, without the imposition of any sales load, fee, or other charge.

If a shareholder of Institutional Class shares has ceased his or her participation in the Program, the financial intermediary may exchange all such Institutional Class shares for Class A shares of the Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge. Holders of Class A shares that were sold without a front-end sales load but for which the Distributor has paid a commission to a financial intermediary are generally not eligible for this exchange privilege until two years after the purchase of such Class A shares.

Exchange of Class A shares for Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class A shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Class C Broker Exchanges: Class C shares purchased by accounts participating in certain Programs may be exchanged by the financial intermediary on behalf of the shareholder for either Class A shares or Institutional Class shares of the Fund under certain circumstances, including such Program’s eligibility to purchase either Class A shares or Institutional Class shares of the Fund. Such exchange will be on the basis of the NAVs per share, without the imposition of any sales load, fee or other charge.

Holders of Class C shares that are subject to a CDSC are generally not eligible for this exchange privilege until the applicable CDSC period has expired. The applicable CDSC period is generally one year after the purchase of such Class C shares.

If a shareholder of Institutional Class shares has ceased his or her participation in a Program, the financial intermediary may exchange all such Institutional Class shares for Class C shares of a Fund. Such exchange will be on the basis of the relative NAVs of the shares, without imposition of any sales load, fee or other charge.

Exchanges of Class C shares for Class A shares or Institutional Class shares of the same Fund, or the exchange of Institutional Class shares for Class C shares of the same Fund, under these particular circumstances, generally will be tax-free for federal income tax purposes. You should also consult with your tax advisor regarding the state and local tax consequences of such an exchange of Fund shares.

This exchange privilege is subject to termination and may be amended from time to time.

Dealer’s Commission: For initial purchases of Class A shares of $1 million or more, a dealer’s commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial advisor’s eligibility for the dealer’s commission, purchases of Class A shares of other Delaware Investments® Funds to which a Limited CDSC applies (see “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below) may be aggregated with those of Delaware REIT Fund Class A shares. Financial advisors also may be eligible for a dealer’s commission in connection with certain purchases made under a letter of intent or pursuant to an investor’s right of accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer’s commission in the case of combined purchases.

An exchange from other Delaware Investments® Funds will not qualify for payment of the dealer’s commission, unless a dealer’s commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer’s commission are subject to change or termination at any time by the Distributor at its discretion.

Contingent Deferred Sales Charge - Class C Shares: Class C shares are purchased without a front-end sales charge. Class C shares redeemed within twelve-months of purchase may be subject to a CDSC of 1.00%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the NAV of such shares at the time of purchase or the NAV of such shares at the time of redemption. No CDSC will be imposed on increases in NAV above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of Class C shares of Delaware REIT Fund, even if those shares are later exchanged for shares of another Delaware Investments® Fund. In the event of an exchange of the shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares that were acquired in the exchange. The Delaware REIT Fund Classes’ Prospectus includes information on the instances in which the CDSC is waived.

In determining whether a CDSC applies to Class C shares, it will be assumed that shares held for more than 12 months are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

Level Sales Charge Alternative: Class C shares of Delaware REIT Fund may be purchased at NAV without a front-end sales charge, and, as a result, the full amount of the investor’s purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C shares at the time of purchase from its own assets in an amount equal to no more than 1.00% of the dollar amount purchased. As discussed below, Class C shares are subject to annual Rule 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

Proceeds from the CDSC and the annual Rule 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C shares. These payments support the compensation paid to dealers or brokers for selling Class C shares. Payments to the Distributor and others under the Class C Rule 12b-1 Plan may be in an amount equal to no more than 1.00% annually.

Holders of Class C shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C shares. See “Redemption and Exchange” below.

Plans under Rule 12b-1 for the Fund Classes: Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a separate plan for each of the Class A shares, the Class C shares, and the Class R shares of Delaware REIT Fund (the “Plans”). Each Plan permits the relevant Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the class of shares to which the Plan applies. The Plans do not apply to Institutional Class shares. Such shares are not included in calculating the Plans’ fees and the Plans are not used to assist in the distribution and marketing of Institutional Class shares. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

The Plans permit each of the Delaware REIT Fund Classes, pursuant to its Distribution Agreement, to pay out of the assets of the applicable class monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such class. These expenses include, among other things, preparing and distributing advertisements, sales literature, prospectuses and reports used for sales purposes; compensating sales and marketing personnel; and paying distribution and maintenance fees to brokers, dealers, and others. In connection with the promotion of shares of the Delaware REIT Fund Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class.

In addition, the Fund may make payments from the Rule 12b-1 Plan fees of its respective Fund Classes directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with the Trust. The Plan expenses relating to Class C shares and Class R shares are also used to pay the Distributor for advancing out of the Distributor’s own assets the commission costs to dealers with respect to the initial sale of such shares.

While payments pursuant to the Plans may not exceed the foregoing amounts with respect to the Delaware REIT Fund Classes, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however, incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Delaware REIT Fund Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of the Trust’s Independent Trustees, who may reduce the fees or terminate the Plans at any time.

The maximum aggregate fee payable by Delaware REIT Fund of The Real Estate Investment Trust Portfolio under the Plans, and the related Distribution Agreements, is on an annual basis up to 0.25% of Class A shares’ average daily net assets for the year of Class A shares, up to 1.00% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of Class C shares’ average daily net assets for the year, and up to 0.50% of Class R shares’ average daily net assets for the year. The Trust’s Board of Trustees may reduce the amounts payable under each Plan at any time. Pursuant to Board action, the maximum aggregate fee currently payable by Class A shares is 0.25%.

All of the distribution and service expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A shares, Class C shares, and Class R shares would be borne by such persons without any reimbursement from such Classes. Consistent with the requirements of Rule 12b-1(h) under the 1940 Act, and subject to seeking best price and execution, the Classes may, from time to time, buy or sell portfolio securities from or to, firms that receive payments under the Plans.

From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

The Plans and the Distribution Agreement, as amended, have all been approved by the Board of the Trust, including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans and the Distribution Agreement, by a vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board in the same manner, as specified below.

Each year, the Board must determine that continuation of the Plans is in the best interest of shareholders of the Delaware REIT Fund Classes and that there is a reasonable likelihood of each Plan providing a benefit to its respective Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans or the Distribution Agreement, or by a majority vote of the outstanding voting securities of the relevant Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Class, as well as by a majority vote of the Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the Independent Trustees who have no direct or indirect financial interest in the Plans or Distribution Agreement. In addition, in order for the Plans to remain effective, the selection and nomination of Independent Trustees must be effected by the Trustees who are Independent Trustees and who have no direct or indirect financial interest in the Plans or Distribution Agreement. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board for their review.

For the fiscal year ended Oct. 31, 2014, the Rule 12b-1 payments for Delaware REIT Fund Class A shares, Class C shares, and Class R shares were: $226,080, $210,102, and $53,842, respectively. Such amounts were used for the following purposes:

Delaware REIT Fund	Class A	Class C	Class R
Advertising	$3,032	$170	$2
Annual/Semiannual Reports	$167	$56	$39
Broker Sales Charges	$—	$19,812	$—
Broker Trails[1]	$—	$160,572	$5,869
Salary and Commission to Wholesalers	$68,684	$16,020	$28,260
Interest on Broker Sales Charges	$—	$409	$—
Promotional-Other	$—	$—	$—
Prospectus Printing (to other than current
shareholders)	$184	$58	$41
Wholesaler Expenses	$154,013	$13,005	$19,631
Total	$226,080	$210,102	$53,842

[1]	The broker trail amounts listed in this row are principally based on payments made to broker dealers monthly. However, certain brokers receive trail payments quarterly. The quarterly payments are based on estimates, and the estimates may be reflected in the amounts in this row.

Buying Class A Shares at Net Asset Value: As disclosed in the Prospectus for Delaware REIT Fund’s Class A, Class, and Class R shares, participants of certain group retirement plans and members of their households may make purchases of Class A shares at NAV. The requirements are as follows: (i) the purchases must be made in a Delaware Investments Individual Retirement Account (“Foundation IRA®”) established by a participant from a group retirement plan or a member of their household distributed by an affiliate of the Manager; and (ii) purchases in a Foundation IRA® require a minimum initial investment of $5,000 per Fund. The Fund reserves the right to modify or terminate these arrangements at any time.

Allied Plans: Class A shares of Delaware REIT Fund are available for purchase by participants in certain 401(k) Defined Contribution Plans (“Allied Plans”) that are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and that allow investments in Class A shares of designated Delaware Investments® Funds (“eligible Delaware Investments Fund shares”), as well as shares of designated classes of non-Delaware Investments Funds (“eligible non-Delaware Investments Fund shares”). Class C shares are not eligible for purchase by Allied Plans.

With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments® and eligible non-Delaware Investments Fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments® Fund shares. See “Combined Purchases Privilege” below.

Participants in Allied Plans may exchange all or part of their eligible Delaware Investments® Fund shares for other eligible Delaware Investments® Fund shares or for eligible non-Delaware Investments Fund shares at NAV without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments® Funds and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments® Fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See “Investing by Exchange” under “Investment Plans” below.

A dealer’s commission may be payable on purchases of eligible Delaware Investments® Fund shares under an Allied Plan. In determining a financial advisor’s eligibility for a dealer’s commission on NAV purchases of eligible Delaware Investments® Fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See “Class A Shares” under “Alternative Purchase Arrangements” above.

The Limited CDSC is applicable to redemptions of NAV purchases from an Allied Plan on which a dealer’s commission has been paid. Waivers of the Limited CDSC, as described in Delaware REIT Fund’s Prospectus, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments® and non-Delaware Investments Fund shares. When eligible Delaware Investments® Fund shares are exchanged into eligible non-Delaware Investments Fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” under “Redemption and Exchange” below.

Letter of Intent: The reduced front-end sales charges described above with respect to Class A shares of Delaware REIT Fund are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written letter of intent provided by the Distributor and signed by the purchaser, and not legally binding on the signer or the Trust, which provides for the holding in escrow by the Transfer Agent, of 5.00% of the total amount of Class A shares intended to be purchased until such purchase is completed within the 13-month period. The minimum initial purchase amount to establish a letter of intent is $1,000. The Funds no longer accept retroactive letters of intent. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their letter of intent) of all Classes of shares of Delaware REIT Fund and of other Delaware Investments® Funds previously purchased and still held as of the date of their letter of intent toward the completion of such letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC, or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. For purposes of satisfying an investor’s obligation under a letter of intent, Class C shares of the Funds and the corresponding classes of shares of other Delaware Investments® Funds that offer such shares may be aggregated with Class A shares of the Funds and the corresponding class of shares of the other Delaware Investments® Funds.

Employers offering a Delaware Investments® retirement plan may also complete a letter of intent to obtain a reduced front-end sales charge on investments of Class A shares made by the plan. The aggregate investment level of the letter of intent will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments® Funds that are offered with a front-end sales charge, CDSC, or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed letter of intent based on these acceptance criteria. The 13-month period will begin on the date this letter of intent is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this letter of intent is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another letter of intent) and the employer will be billed for the difference in front-end sales charges due, based on the plan’s assets under management at that time. Employers may also include the value (at offering price at the level designated in their letter of intent) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC, or Limited CDSC of any class. Class C shares of the Fund and other Delaware Investments® Funds that offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege: When you determine the availability of the reduced front-end sales charges on Class A shares of Delaware REIT Fund, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of Delaware REIT Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC.

The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse — or equivalent, if recognized under local law, such as civil union, common law marriage, domestic partnership, or parent, step parent and legal guardian, and their children or step children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation: In determining the availability of the reduced front-end sales charges on Class A shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of Delaware REIT Fund and all other Delaware Investments® Funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC, or Limited CDSC, unless you acquire those shares through an exchange from a Delaware Investments® Fund that did carry a front-end sales charge, CDSC, or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A shares of a Fund and/or shares of any other of the classes described in the previous sentence with a value of $40,000, and subsequently purchases $10,000 at offering price of additional Class A shares of the Fund, the charge applicable to the $10,000 purchase would currently be 4.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect had the shares been purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A shares in Delaware REIT Fund’s Prospectus to determine the applicability of the right of accumulation to their particular circumstances.

12-Month Reinvestment Privilege: Holders of Class A shares of Delaware REIT Fund (and of the Institutional Class shares of Delaware REIT Fund holding shares that were acquired through an exchange from one of the other Delaware Investments® Funds offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of Delaware REIT Fund or in the same Class of any of the other Delaware Investments® Funds. In the case of Class A shares, the reinvestment will not be assessed a front-end sales charge. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in the Delaware Investments® Funds, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A shares. The reinvestment privilege does not extend to a redemption of Class C shares.

Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the NAV next determined after receipt of remittance.

Any reinvestment directed to a Delaware Investments® Fund in which the investor does not then have an account will be treated like all other initial purchases of such Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the Delaware Investments® Fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the Delaware Investments® Fund, including charges and expenses.

Investors should consult their financial advisors or the Transfer Agent, which also serves as Delaware REIT Fund’s shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

Group Investment Plans: Group Investment Plans that are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A shares set forth in Delaware REIT Fund’s Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments® Funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to Delaware REIT Fund in which the investment is being made at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to nonretirement Delaware Investments® investment accounts if they so notify Delaware REIT Fund in which they are investing in connection with each purchase. See “Retirement Plans for the Fund Classes” under “Investment Plans” below for information about retirement plans.

The Limited CDSC is generally applicable to any redemptions of NAV purchases made on behalf of a group retirement plan on which a dealer’s commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a Delaware Investments® Fund. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A shares Purchased at Net Asset Value” under “Redemption and Exchange.” Notwithstanding the foregoing, the Limited CDSC for Class A shares on which a dealer’s commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program that requires that shares will be available at NAV, provided that, Retired Financial Services, Inc. either was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the Limited CDSC would be waived.

INVESTMENT PLANS

The following investment plans apply only to the Delaware REIT Fund Classes.

Reinvestment Plan
Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class A or Class C shares in which an investor has an account (based on the NAV in effect on the reinvestment date) and will be credited to the shareholder’s account on that date. All dividends and distributions on Institutional Class are reinvested in the accounts of the holders of such shares (based on the NAV in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the next fiscal year.

Reinvestment of Dividends in other Delaware Investments® Funds
Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Delaware REIT Fund Classes may automatically reinvest dividends and/or distributions in any of the other Delaware Investments® Funds, including Delaware REIT Fund, in states where their shares may be sold. Such investments will be at NAV at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to Delaware REIT Fund in which the investor does not then have an account will be treated like all other initial purchases of the Fund’s shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

Subject to the following limitations, dividends, and/or distributions from other Delaware Investments® Funds may be invested in shares of Delaware REIT Fund, provided an account has been established. Dividends from Class A shares may only be directed to other Class A shares, dividends from Class C shares may only be directed to other Class C shares, and dividends from Class R shares may only be directed to other Class R shares.

Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments® Fund in which their investments are held: traditional IRA, Roth IRA, SIMPLE IRA, SEP, SARSEP, Coverdell Education Savings Accounts (“Coverdell ESAs”), 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans.

Investing by Exchange
If you have an investment in another Delaware Investments® Fund, you may write and authorize an exchange of part or all of your investment into shares of Delaware REIT Fund. If you wish to open an account by exchange, call the Shareholder Service Center at 800-523-1918 for more information. All exchanges are subject to the eligibility and minimum purchase requirements and any additional limitations set forth in the Delaware REIT Fund Classes’ Prospectus. See “Redemption and Exchange” below for more complete information concerning your exchange privileges.

Investing by Electronic Fund Transfer
Direct Deposit Purchase Plan: Investors may arrange for Delaware REIT Fund to accept for investment in Class A shares, Class C shares, or Class R shares, through an agent bank, preauthorized government, or private recurring payments. This method of investment assures the timely credit to the shareholder’s account of payments such as social security, veterans’ pension or compensation benefits, federal salaries, railroad retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates the possibility and inconvenience of lost, stolen, and delayed checks.

Automatic Investing Plan: Shareholders of Class A shares, Class C shares, and Institutional Class shares may make automatic investments by authorizing, in advance, monthly or quarterly payments directly from their checking accounts for deposit into their Fund accounts. This type of investment will be handled in either of the following ways: (i) if the shareholder’s bank is a member of the National Automated Clearing House Association (“NACHA”), the amount of the periodic investment will be electronically deducted from the shareholder’s checking account by Electronic Fund Transfer (“EFT”) and such checking account will reflect a debit although no check is required to initiate the transaction; or (ii) if the shareholder’s bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder’s bank become a member of NACHA in the future, shareholder’s investments would be handled electronically through EFT.

This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Minimum Initial/Subsequent Investments by Electronic Fund Transfer: Initial investments under the direct deposit purchase plan and the automatic investing plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

Payments to Delaware REIT Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder’s account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, Delaware REIT Fund may liquidate sufficient shares from a shareholder’s account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder’s account, the shareholder is expected to reimburse Delaware REIT Fund.

Direct Deposit Purchases by Mail
Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Delaware REIT Fund accounts. Delaware REIT Fund will accept these investments, such as bank-by-phone, annuity payments, and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact the Trust for proper instructions.

On Demand Service
You or your investment dealer may request purchases of Class A and C shares of Delaware REIT Fund by phone using the on demand service. When you authorize Delaware REIT Fund to accept such requests from you or your investment dealer, funds will be withdrawn (for share purchases) from your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions.

It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Delaware REIT Fund account, you must have your signature guaranteed. Delaware REIT Fund does not charge a fee for this service; however, your bank may charge a fee.

Systematic Exchange Option
Shareholders can use the systematic exchange option to invest in Delaware REIT Fund’s Retail and Institutional Classes through regular liquidations of shares in their accounts in other Delaware Investments® Funds. Shareholders may elect to invest in one or more of the other Delaware Investments® Funds through the systematic exchange option. If, in connection with the election of the systematic exchange option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other Delaware Investments® Funds, subject to the conditions and limitations set forth in the Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next Business Day) at the public offering price or NAV, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder’s account is less than the amount specified for investment.

Periodic investment through the systematic exchange option does not ensure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. Shareholders can terminate their participation in the systematic exchange option at any time by giving written notice to the fund from which exchanges are made.

This option is not available to participants in the following plans: SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, or 457 Retirement Plans.

Retirement Plans
An investment in Delaware REIT Fund may be suitable for tax-deferred retirement plans, such as: traditional IRA, SIMPLE IRA, SEP, SARSEP, 401(k), SIMPLE 401(k), Profit Sharing, Money Purchase, 403(b)(7), or 457 Retirement Plans. In addition, the Fund may be suitable for use in Roth IRAs and Coverdell ESAs. For further details concerning these plans and accounts, including applications, contact your financial advisor or the Distributor. To determine whether the benefits of a tax-sheltered retirement plan, Roth IRA, or Coverdell ESA are available and/or appropriate, you should consult with a tax advisor.

The CDSC may be waived on certain redemptions of Class C shares. See the Delaware REIT Fund Classes’ Prospectus for a list of the instances in which the CDSC is waived.

Purchases of Class C shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitation applies only to the initial purchase of shares by the retirement plan.

Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees, and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager, and others that provide services to such Plans.

Certain shareholder investment services available to nonretirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class shares. For additional information on any of the plans and Delaware Investments® retirement services, call the Shareholder Service Center at 800-523-1918.

Taxable distributions from retirement plans may be subject to withholding.

DETERMINING OFFERING PRICE AND NET ASSET VALUE

All Funds Except Delaware REIT Fund of The Real Estate Investment Trust Portfolio
Orders for purchases and redemptions of shares of a Fund are effected at the NAV of that Fund next calculated after receipt of the order by such Fund, its agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers above for more information.” In addition, with respect to The Emerging Markets Portfolio, there is an applicable purchase reimbursement fee and redemption reimbursement fee equal to 0.55% of the dollar amount invested.

A Fund’s NAV is computed at the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on Business Days. The NYSE is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. When the NYSE is closed, the Trust will generally be closed, pricing calculations will not be made, and purchase and redemption orders will not be processed.

Delaware REIT Fund of The Real Estate Investment Trust Portfolio
Orders for purchases and redemptions of Class A shares of Delaware REIT Fund are effected at the offering price next calculated by the Fund after receipt of the order by each Fund, its agent or certain other authorized persons. See “Distributor” under “Investment Manager and Other Service Providers” above. Orders for purchases of Class C shares, Class R shares and the Institutional Class of Delaware REIT Fund are effected at the NAV per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Financial intermediaries are responsible for transmitting orders promptly.

The offering price for Class A shares of Delaware REIT Fund consists of the NAV per share plus any applicable front-end sales charges. Offering price and NAV are computed as of the close of regular trading on the NYSE, which is normally 4:00 p.m., Eastern time, on days when the NYSE is open for business. The NYSE is scheduled to be open Monday through Friday throughout the year except days when the following holidays are observed: New Year’s Day, Martin Luther King, Jr.’s Birthday, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. The time at which transactions and shares are priced and the time by which orders must be received may be changed in case of emergency or if regular trading on the NYSE is stopped at a time other than 4:00 p.m., Eastern time. When the NYSE is closed, the Trust will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

Each Class will bear, pro rata, all of the common expenses of The Real Estate Investment Trust Portfolio. The NAVs of all outstanding shares of each Class will be computed on a pro rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro rata basis by each outstanding share of a Class, based on each Class’s percentage in the Fund represented by the value of shares of such Classes, except that the Class A, Class C, and Class R shares of The Real Estate Investment Trust Portfolio alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that would be allocable to each Class, the dividends paid to each Class of The Real Estate Investment Trust Portfolio may vary. However, the NAV per share of each Class is expected to be equivalent.

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The NAV per share for each share class of each Fund is calculated by subtracting the liabilities of each class from its total assets and dividing the resulting number by the number of shares outstanding for that class. In determining each Fund’s total net assets, equity securities, except those traded on the Nasdaq Stock Market, Inc. (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Debt securities and credit default swap (“CDS”) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, each Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the New York Stock Exchange. Unlisted domestic equity securities are valued at the last sale price as of the close of the NYSE. Domestic equity securities traded over-the-counter and domestic equity securities that are not traded on the valuation date are valued at the mean of the bid and asked price or at a price determined to represent fair value.

U.S. government securities are priced at the mean of the bid and asked price. Corporate bonds and other fixed income securities are generally valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. NAV includes interest on fixed income securities, which is accrued daily. The prices provided by a pricing service are determined without regard to bid or last sale prices but take into account institutional size trading in similar groups of securities and any developments related to the specific securities. Securities not priced in this manner are valued at the most recent quoted mean price or, when stock exchange valuations are used, at the latest quoted sale price on the day of valuation. If there is no such reported sale, the latest quoted mean price will be used.

Exchange-traded options are valued at the last reported sales price or, if no sales are reported, at the mean between the last reported bid and asked prices. Nonexchange traded options are also valued at the mean between the last reported bid and asked prices. Futures contracts are valued at their daily quoted settlement price. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value using methods determined by the Board, as applicable.

The securities in which The Large-Cap Value Equity, The International Equity, The Labor Select International Equity, and The Emerging Markets Portfolios (as well as The Large-Cap Growth Equity, The Focus Smid-Cap Growth Equity, The Real Estate Investment Trust, The Select 20, The High-Yield Bond, and The Core Plus Fixed Income Portfolios, each of which possesses a limited ability to invest in foreign securities) may invest from time to time may be listed primarily on foreign exchanges that trade on days when the NYSE is closed (such as holidays or Saturday). As a result, the NAV of those Funds may be significantly affected by such trading on days when shareholders have no access to the Funds.

For purposes of calculating NAV per share, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and ask prices of such currencies against the U.S. dollar, as provided by an independent pricing service or any major bank, including Mellon. Forward foreign currency contracts are valued at the mean price of the contract. Interpolated values will be derived when the settlement date of the contract is on an interim period for which quotations are not available. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange.

REDEMPTION AND EXCHANGE

All Funds Except Delaware REIT Fund of The Real Estate Investment Trust Portfolio

Each Fund may suspend redemption privileges or postpone the date of payment (i) during any period that the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for a Fund to dispose of securities owned by it, or fairly to determine the value of its assets; and (iii) for such other periods as the SEC may permit.

No charge is made by any Fund for any redemptions, except that shareholders that redeem shares of The Emerging Markets Portfolio are generally assessed a redemption reimbursement fee of 0.55%. Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. If redemption of shares is made in kind, the redemption reimbursement fee that is otherwise applicable will not be assessed. Any Fund securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sales by an investor receiving a distribution in kind could result in the payment of brokerage commissions or other transaction costs. Payment for shares redeemed ordinarily will be made within three Business Days, but in no case later than seven days, after receipt of a redemption request in good order. See “Redemption of Shares” in the Trust’s Prospectuses for more information. Under certain circumstances, eligible investors who have an existing investment counseling relationship with an affiliate of the Manager will not be subject to the Trust’s in kind redemption requirements until such time as the Trust receives appropriate regulatory approvals to permit such redemptions for the account of such investors.

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Trust is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund during any 90-day period for any one shareholder.

The value of a Fund’s investments is subject to changing market prices. Redemption proceeds may be more or less than the shareholder’s cost depending upon the market value of the Fund’s securities.

Thus, a shareholder redeeming shares of a Fund may, if such shareholder is subject to federal income tax, sustain either a gain or a loss, depending upon the price paid and the price received for such shares.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets. In particular, a pattern of exchanges that coincide with a “market timing” strategy may be disruptive to a Fund and therefore may be refused. For more information about the Funds’ policies concerning “market timing,” see “General Information” under “Redemption and Exchange Policies for the Delaware REIT Fund Class A shares, Class C shares, Class R shares, and Institutional Class shares of The Real Estate Investment Trust Portfolio” below.

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The Trust has available certain redemption privileges, as described below and in the related Prospectus. These privileges may be unavailable depending on the size of the redemption, which may trigger the special in-kind redemption procedures. See the related Prospectus. The Funds reserve the right to suspend or terminate these expedited payment procedures at any time in the future.

Expedited Telephone Redemptions

Shareholders wishing to redeem shares for which certificates have not been issued may call the Trust at (800) 231-8002 prior to 4:00 p.m., Eastern time, and have the proceeds mailed to them at the record address. Checks payable to the shareholder(s) of record will normally be mailed three Business Days, but no later than seven days, after receipt of the redemption request.

In addition, redemption proceeds can be transferred to your predesignated bank account by wire or by check by calling the Trust, as described above. The telephone redemption option on the Account Registration Form must have been elected by the shareholder and filed with the Trust before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

Payment By Wire: Request that Federal Funds be wired to the bank account designated on the Account Registration Form. Redemption proceeds will normally be wired on the next Business Day following receipt of the redemption request. There is no charge for this service. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the Fund to the shareholder’s bank account.

Payment by Check: Request that a check be mailed to the bank account designated on the Account Registration Form. Redemption proceeds will normally be mailed three Business Days, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (described above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it. If expedited payment under these procedures could adversely affect a Fund, the Trust may take up to seven days to pay the shareholder.

To reduce the risk of attempted fraudulent use of the telephone redemption procedure, payment will normally be made only to the bank account designated on the Account Registration Form. If a shareholder wishes to change the bank account designated for such redemption, a written request in accordance with the instructions set forth in the Prospectus will be required.

Exchange Privilege

Shares of each Fund may be exchanged for shares of any other Fund or for the institutional classes of the other Delaware Investments® Funds. Exchange requests should be sent to: Delaware Pooled® Trust, P.O. Box 9876, Providence, RI 02940-8076, Attn: Client Services.

Any such exchange will be calculated on the basis of the respective NAVs of the shares involved and will be subject to the minimum investment requirements noted above. There is no sales commission or charge of any kind, except for the special purchase and redemption reimbursement fees for exchanges involving shares of The Emerging Markets Portfolio. See “Exchange Privilege” under “Shareholder Services” in the related Prospectus. The shares of a Fund into which an exchange is made, if necessary, must be authorized for sale in the state in which the investor is domiciled. Before making an exchange, a shareholder should consider the investment objectives of the Fund to be purchased.

Exchange requests may be made either by mail, facsimile message, or telephone. Telephone exchanges will be accepted only if the certificates for the shares to be exchanged are held by the Trust for the account of the shareholder and the registration of the two accounts will be identical. Requests for exchanges received prior to 4:00 p.m., Eastern time, for the Funds will be processed as of the close of business on the same day. Requests received after this time will be processed on the next Business Day. Exchanges may also be subject to limitations as to amounts or frequency, and to other restrictions established by the Board of Trustees, as applicable, to assure that such exchanges do not disadvantage a Fund and its shareholders. Exchanges into and out of The International Equity Portfolio, The Labor Select International Equity Portfolio, and The Emerging Markets Portfolio shall be subject to the special purchase and redemption procedures identified in sections of the related Prospectus under “Purchase of Shares” and “Redemption of Shares.”

For federal income tax purposes, an exchange between Funds is a taxable event for shareholders subject to federal income tax, and, accordingly, a gain or loss may be realized. The Trust reserves the right to suspend or terminate or amend the terms of the exchange privilege upon 60 days’ written notice to client shareholders.

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Neither the Trust, the Funds, nor any of the Funds’ affiliates is responsible for any losses incurred in acting upon investor or telephone instructions for purchase, redemption, or exchange of Fund shares that are reasonably believed to be genuine. With respect to such transactions, the Trust will attempt to ensure that reasonable procedures are used to confirm that instructions communicated are genuine (including verification of a form of personal identification) as if it does not, the Trust or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions.

Redemption and Exchange Policies for Delaware REIT Fund Class A Shares, Class C Shares, Class R Shares, and Institutional Class Shares of The Real Estate Investment Trust Portfolio

General Information: You can redeem or exchange your Delaware REIT Fund Class A, Class C, Class R, and Institutional Class shares in a number of different ways that are described below. Your shares will be redeemed or exchanged at a price based on the NAV next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and NAV of shares are determined will be processed on the next Business Day. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class C shares, and, if applicable, the Limited CDSC in the case of Class A shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

Except as noted below, for a redemption request to be in “good order,” you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the Delaware Investments® Fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at (800) 523-1918. The Trust may suspend, terminate, or amend the terms of the exchange privilege upon 60 days’ written notice to shareholders.

In addition to redemption of Fund shares, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder’s cost, is the NAV per share next determined after receipt of the request in good order by the Fund, its agent, or certain authorized persons, subject to applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and NAV are determined. See “Determining Offering Price and Net Asset Value.” This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

Orders for the repurchase of Fund shares that are submitted to the Distributor prior to the close of its Business Day will be executed at the NAV per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and NAV are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

Payment for shares redeemed will ordinarily be mailed the next Business Day, but in no case later than seven days, after receipt of a redemption request in good order by either the Funds or certain other authorized persons (see “Distributor” under “Investment Manager and Other Service Providers”); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder’s address of record.

If a shareholder has been credited with a purchase by a check that is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder’s account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to a Fund or to the Distributor.

In case of a suspension of the determination of the NAV because the NYSE is closed for reasons other than weekends or holidays, or trading thereon is restricted, or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund to value fairly its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such cases, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the NAV next determined after the suspension has been terminated.

Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in “Determining Offering Price and Net Asset Value” above. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, the Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1.00% of the NAV of a Fund during any 90-day period for any one shareholder.

The value of a Fund’s investments is subject to changing market prices. Thus, a shareholder redeeming shares of the Fund may sustain either a gain or a loss, depending upon the price paid and the price received for such shares.

Certain redemptions of Class A shares purchased at NAV may result in the imposition of a Limited CDSC. See “Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value” below. Class C shares are subject to CDSCs as described under “Contingent Deferred Sales Charge —Class C Shares” under “Purchasing Shares” above and in the Fund Classes’ Prospectus. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Class A and C shares, there may be a bank wiring cost, neither Delaware REIT Fund nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

Holders of Class C shares that exchange their shares (“Original Shares”) for shares of other Delaware Investments® Funds (in each case, “New Shares”) in a permitted exchange will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC, and any CDSC assessed upon redemption of the New Shares will be charged by the Fund from which the Original Shares were exchanged. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares.

Holders of Class A shares of Delaware REIT Fund may exchange all or part of their shares for certain of the shares of other Delaware Investments® Funds, including other Class A shares, but may not exchange their Class A shares for Class C shares or Class R shares of the Fund or of any other Delaware Investments® Fund. Holders of Class C shares of the Fund are permitted to exchange all or part of their Class C shares only into Class C shares of other Delaware Investments® Funds. The Fund’s Class C shares acquired by exchange will continue to carry the CDSC of the fund from which the exchange is made. Holders of Class R shares of the Fund are permitted to exchange all or part of their Class R shares only to Class R shares of other Delaware Investments® Funds or, if Class R shares are not available for a particular fund, to the Class A shares of such fund.

Permissible exchanges into Class A shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class C shares will be made without the imposition of a CDSC by the Delaware Investments® Fund from which the exchange is being made at the time of the exchange.

Each Fund also reserves the right to refuse the purchase side of an exchange request by any person or group, if, in the Manager’s judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder’s purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund’s assets.

Delaware REIT Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund will consider anyone who follows a pattern of market timing in any Delaware Investments® Fund to be a market timer.

Market timing of a Delaware Investments® Fund occurs when investors make consecutive rapid short-term “roundtrips,” or in other words, purchases into a Delaware Investments® Fund followed quickly by redemptions out of that Fund. A short-term roundtrip is any redemption of Fund shares within 20 Business Days of a purchase of that Fund’s shares. If you make a second such short-term roundtrip in a Delaware Investments® Fund within the same calendar quarter as a previous short-term roundtrip in that Fund, you may be considered a market timer. The purchase and sale of Fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. Delaware REIT Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use Delaware REIT Fund’s exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. See the Fund’s Prospectus for more information on its market timing policies.

Written Redemption: You can write to the Trust (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or (4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to redeem some or all of your Fund shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund require a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program (“STAMP”). The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees, or guardians.

Payment is normally mailed the next Business Day after receipt of your redemption request. If your Class A shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates generally are no longer issued for Class A shares and Institutional Class shares. Certificates are not issued for Class C shares or Class R shares.

Written Exchange: You may also write to the Trust (at P.O. Box 9876, Providence, RI 02940-8076 by regular mail or 4400 Computer Drive, Westborough, MA 01581-1722 by overnight courier service) to request an exchange of any or all of your shares of the Fund into another in Delaware Investments® Fund, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange: To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you hold your Class A shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request, and you must return your certificates.

Telephone Redemption: The “Check to Your Address of Record” service and the “Telephone Exchange” service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days’ written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares that are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Class A and C shares are generally tape recorded, and a written confirmation will be provided for all purchase, exchange, and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption — Check to Your Address of Record: The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next Business Day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption — Proceeds to Your Bank: Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an authorization form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next Business Day. If the proceeds are wired to the shareholder’s account at a bank that is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder’s bank account. A bank wire fee may be deducted from Class A and Class C shares redemption proceeds. If you ask for a check, it will normally be mailed the next Business Day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but mailing a check may delay the time it takes to have your redemption proceeds credited to your predesignated bank account. Simply call the Shareholder Service Center at 800-523-1918 prior to the time the offering price and NAV are determined, as noted above.

Telephone Exchange: The telephone exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other Delaware Investments® Funds under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of the Fund, as described above. Telephone exchanges may be subject to limitations as to amount or frequency.

The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions into and out of the Delaware Investments® Funds. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

On Demand Service: You or your investment dealer may request redemptions of Class A and Class C shares by phone using the on demand service. When you authorize the Fund to accept such requests from you or your investment dealer, funds will be deposited to your predesignated bank account. Your request will be processed the same day if you call prior to 4:00 p.m., Eastern time. There is a $25 minimum and $100,000 maximum limit for on demand service transactions. For more information, see “On Demand Service” under “Investment Plans.”

Systematic Withdrawal Plans: Shareholders of Delaware REIT Fund who own or purchase $5,000 or more of shares at the offering price, or NAV, as applicable, for which certificates have not been issued may establish a systematic withdrawal plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply to investments made through qualified retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder’s account and sufficient full and fractional shares will be redeemed at the NAV calculated on the third Business Day preceding the mailing date.

Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two Business Days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at NAV. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor’s savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a systematic withdrawal plan.

The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A shares through a periodic investment program in the Fund must be terminated before a systematic withdrawal plan with respect to such shares can take effect, except if the shareholder is a participant in a retirement plan offering Delaware Investments® Funds or is investing in Delaware Investments® Funds that do not carry a sales charge. Redemptions of Class A shares pursuant to a systematic withdrawal plan may be subject to a Limited CDSC if the purchase was made at NAV and a dealer’s commission has been paid on that purchase. The applicable Limited CDSC for Class A shares and CDSC for Class C shares redeemed via a systematic withdrawal plan will be waived if the annual amount withdrawn in each year is less than 12% of the account balance on the date that the plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the systematic withdrawal plan was established, all redemptions under the plan will be subject to the applicable CDSC, including an assessment for previously redeemed amounts under the plan. Whether a waiver of the CDSC is available or not, the first shares to be redeemed for each systematic withdrawal plan payment will be those not subject to a CDSC because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See the Delaware REIT Fund Prospectus for more information about the waiver of CDSCs.

An investor wishing to start a systematic withdrawal plan must complete an authorization form. If the recipient of systematic withdrawal plan payments is other than the registered shareholder, the shareholder’s signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Delaware REIT Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

Systematic withdrawal plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the on demand service. Your funds will normally be credited to your bank account up to four Business Days after the payment date. There are no separate fees for this redemption method. It may take up to four Business Days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Fund does not charge a fee for this service; however, your bank may charge a fee. This service is not available for retirement plans.

Shareholders should consult with their financial advisors to determine whether a Systematic Withdrawal Plan would be suitable for them.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value: For purchases of $1 million or more, a Limited CDSC will be imposed on certain redemptions of Class A shares (or shares into which such Class A shares are exchanged) according to the following schedule: (i) 1.00% if shares are redeemed during the first year after the purchase; and (ii) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at NAV and triggered the payment by the Distributor of the dealer’s commission described above in “Dealer’s Commission” under “Purchasing Shares.”

The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of : (i) the NAV at the time of purchase of the Class A shares being redeemed; or (ii) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Investments® Fund and, in the event of an exchange of Class A Shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange.

Redemptions of such Class A shares held for more than two years will not be subject to the Limited CDSC and an exchange of such Class A shares into another Delaware Investments® Fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A shares are exchanged will count toward satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A shares of the Fund or Class A shares acquired in the exchange.

In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

Waivers of Contingent Deferred Sales Charges: Please see the Delaware REIT Fund Prospectus for instances in which the Limited CDSC applicable to Class A shares and the CDSCs applicable to Class C shares may be waived. Instances such as a qualified distribution or due to death where the Limited CDSC applicable to Class A shares or the CDSC applicable to Class C shares is waived, the qualified distribution waiver age is 70.5 and there is no CDSC death waiver time period. However, the CDSC death waiver only applies to shares purchased prior to the death of the account owner/joint account owner.

As disclosed in the Prospectus for Classes A, C, and R of Delaware REIT Fund, certain retirement plans that contain certain legacy assets may redeem shares without paying a CDSC. The following plans may redeem shares without paying a CDSC:

●	The redemption must be made by a group defined contribution retirement plan that purchased Class A shares through a retirement plan alliance program that required shares to be available at NAV and RFS served as the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program that specified that the limited CDSC would be waived.

●	The redemption must be made by any group retirement plan (excluding defined benefit pension plans) that purchased Class C shares prior to a recordkeeping transition period from August 2004 to October 2004 and purchased shares through a retirement plan alliance program, provided that (i) RFS was the sponsor of the alliance program or had a product participation agreement with the sponsor of the alliance program and (ii) RFS provided fully bundled retirement plan services and maintained participant records on its proprietary recordkeeping system.

DISTRIBUTIONS AND TAXES

Distributions

The following supplements the information in the Prospectuses.

The policy of the Trust is to distribute substantially all of each Fund’s net investment income and net realized capital gains, if any, in the amount and at the times that will allow a Fund to avoid incurring any material amounts of federal income or excise taxes.

Each class of shares of a Fund will share proportionately in the investment income and expenses of that Fund, except that the A, C, and R Classes of Delaware REIT Fund alone will incur distribution fees under their respective Rule 12b-1 Plans.

All dividends and any capital gains distributions will be automatically reinvested in additional shares of the same class of the Fund at NAV, unless otherwise designated in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder’s election to receive dividends in cash. If such a shareholder’s dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

Any check in payment of dividends or other distributions that cannot be delivered by the U.S. Postal Service or that remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then-current NAV and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder’s account the costs of the Fund’s efforts to locate the shareholder if the shareholder’s mail is returned by the U.S. Postal Service or the Fund is otherwise unable to locate the shareholder or verify the shareholder’s mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

Taxes

The following is a summary of certain additional tax considerations generally affecting a Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This “Distributions and Taxes” section is based on the Internal Revenue Code and applicable regulations in effect on the date of this Statement of Additional Information. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice. All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “fund”) under Subchapter M of the Internal Revenue Code. If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

●	Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

●	Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

●	Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s tax year: (1) at least 50% of the value of the Fund’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund’s total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Fund’s ability to satisfy these requirements. See, “Tax Treatment of Fund Transactions” below with respect to the application of these requirements to certain types of investments. In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test, which may have a negative impact on the Fund’s income and performance. In lieu of potential disqualification, the Fund is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Fund may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund’s allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test, which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a portfolio with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable portfolio with a low turnover rate. Any such higher taxes would reduce the Fund’s after-tax performance. See, “Taxation of Fund Distributions - Distributions of capital gains” below. For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes. See, “Non-U.S. Investors — Capital gain dividends” and “— Interest-related dividends and short-term capital gain dividends” below.

Capital loss carryovers . The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Rules similar to those that apply to capital loss carryovers of individuals apply to RICs. Thus, if the Fund has a “net capital loss” (that is, capital losses in excess of capital gains), the excess (if any) of the Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year, and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. However, for any net capital losses realized in taxable years of the Fund beginning on or before Dec. 22, 2010, the Fund is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Capital losses arising in a taxable year beginning after Dec. 22, 2010 must be used before capital losses realized in a taxable year beginning on or before Dec. 22, 2010.

The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Fund beginning on or before Dec. 22, 2010, to expire unutilized), thereby reducing the Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund’s shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Fund’s control, there can be no assurance that the Fund will not experience, or has not already experienced, an ownership change. Additionally, if the Fund engages in a tax-free reorganization with another portfolio, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other portfolio, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses. The Fund may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Fund’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, “Taxation of Fund Distributions - Distributions of capital gains” below). A “qualified late year loss” includes:

(i)	any net capital loss incurred after Oct. 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after Oct. 31 of the current taxable year (“post-October capital losses”), and
(ii)	the sum of (1) the excess, if any, of (a) specified losses incurred after Oct. 31 of the current taxable year, over (b) specified gains incurred after Oct. 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after Dec. 31 of the current taxable year, over (b) the ordinary income incurred after Dec. 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence. Since the Fund has a fiscal year ending in October, the amount of qualified late year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute net capital gains. If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax. To avoid a 4% non-deductible excise tax, the Fund must distribute by Dec. 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on Oct. 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year that is after the beginning of the Fund’s taxable year. Also, the Fund will defer any “specified gain” or “specified loss” that would be properly taken into account for the portion of the calendar year after Oct. 31. Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on Jan. 1 of the following calendar year. Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided. In addition, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax. Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The U.S. has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund’s assets to be invested in various countries is not known. Under certain circumstances, the Fund may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another portfolio). The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income. The Fund receives ordinary income generally in the form of dividends and/or interest on its investments. The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund’s earnings and profits. In the case of a Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates. See the discussion below under the headings, “—Qualified dividend income for individuals” and “—Dividends-received deduction for corporations.”

Distributions of capital gains. The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital. Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares. Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or equity REITs (see, “Tax Treatment of Fund Transactions —Investments in U.S. REITs” below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain. “Qualified dividend income” means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States. Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend. Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed income securities, U.S. REITs, PFICs, and income received “in lieu of” dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income. If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund’s gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations . For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction. The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor. Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation . Income derived by the Fund from investments in derivatives, fixed income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities. At the time of your purchase of shares, the Fund’s NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass through of foreign tax credits. If more than 50% of the Fund’s total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the Fund may report more taxable income to you than it actually distributes. You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election. No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax. Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply. The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass through of foreign tax credits to shareholders. See, “Tax Treatment of Fund Transactions — Securities lending” below.

Tax credit bonds. If the Fund holds, directly or indirectly, one or more “tax credit bonds” (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder’s proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder’s ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Internal Revenue Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities. Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Ginnie Mae or Fannie Mae obligations), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January. Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on Dec. 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax. A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. “Net investment income,” for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income. In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder’s net investment income or (2) the amount by which the shareholder’s modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case). This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Sales, Exchanges, and Redemptions of Fund Shares . Sales, exchanges and redemptions (including redemptions in kind) of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, the IRS requires you to report any gain or loss on your redemption. If you held your shares as a capital asset, the gain or loss that you realize will be a capital gain or loss and will be long-term or short-term, generally depending on how long you have held your shares. Any redemption fees you incur on shares redeemed will decrease the amount of any capital gain (or increase any capital loss) you realize on the sale. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired on or after Jan. 1, 2012 where the cost basis of the shares is known by the Fund (referred to as “covered shares”) and that are disposed of after that date. However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account, or shareholders investing in a money market fund that maintains a stable NAV.

When required to report cost basis, the Fund will calculate it using the Fund’s default method, unless you instruct the Fund to use a different calculation method. For additional information regarding the Fund’s available cost basis reporting methods, including its default method, please contact the Fund. If you hold your Fund shares through a broker (or other nominee), please contact that broker (nominee) with respect to reporting of cost basis and available elections for your account.

The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The method used will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing share prices, and the entire position is not sold at one time. The Fund does not recommend any particular method of determining cost basis, and the use of other methods may result in more favorable tax consequences for some shareholders. It is important that you consult with your tax advisor to determine which method is best for you and then notify the Fund if you intend to utilize a method other than the Fund’s default method for covered shares. If you do not notify the Fund of your elected cost basis method upon the initial purchase into your account, the default method will be applied to your covered shares.

The Fund will compute and report the cost basis of your Fund shares sold or exchanged by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Internal Revenue Code and Treasury regulations for purposes of reporting these amounts to you and the IRS. However the Fund is not required to, and in many cases the Fund does not possess the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided by the Fund.

Please refer to the Fund’s website at delawareinvestments.com for additional information.

Wash sales. All or a portion of any loss that you realize on a redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

Redemptions at a loss within six months of purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Deferral of basis. If a shareholder (a) incurs a sales load in acquiring shares of the Fund, (b) disposes of such shares less than 91 days after they are acquired, and (c) subsequently acquires shares of the Fund or another fund by Jan. 31 of the calendar year following the calendar year in which the disposition of the original shares occurred at a reduced sales load pursuant to a right to reinvest at such reduced sales load acquired in connection with the acquisition of the shares disposed of, then the sales load on the shares disposed of (to the extent of the reduction in the sales load on the shares subsequently acquired) shall not be taken into account in determining gain or loss on the shares disposed of, but shall be treated as incurred on the acquisition of the shares subsequently acquired. The wash sale rules may also limit the amount of loss that may be taken into account on disposition after such adjustment.

Conversion of shares into shares of the same Fund. The conversion or exchange of shares of one class into another class of the same Fund is not taxable for federal income tax purposes. Thus, the following transactions generally will be tax-free for federal income tax purposes:

●	the exchange of Class A shares for Institutional Class shares of the same Fund by certain Programs,
●	the exchange of Class C shares for Class A shares or Institutional Class shares of the same Fund by certain Programs, and
●	the exchange of Institutional Class shares for Class A shares or Class C shares of the same Fund by certain shareholders of Institutional Class shares who cease participation in a Program.

However, shareholders should consult their tax advisors regarding the state and local tax consequences of a conversion or exchange of shares.

Reportable transactions. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Fund Transactions. Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to a portfolio and, in turn, affect the amount, character and timing of dividends and distributions payable by the portfolio to its shareholders. This section should be read in conjunction with the discussion above under “Investment Strategies and Risks” for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general. In general, gain or loss recognized by a fund on the sale or other disposition of portfolio investments will be a capital gain or loss. Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed income investments. Gain recognized on the disposition of a debt obligation purchased by a fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the fund held the debt obligation unless the fund made a current inclusion election to accrue market discount into income as it accrues. If a fund purchases a debt obligation (such as a zero coupon security or payment-in-kind security) that was originally issued at a discount, the fund generally is required to include in gross income each year the portion of the original issue discount that accrues during such year. Therefore, a fund’s investment in such securities may cause the fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities. To generate cash to satisfy those distribution requirements, a fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for a fund. Tax rules are not entirely clear about issues such as whether and to what extent a fund should recognize market discount on a debt obligation, when a fund may cease to accrue interest, original issue discount or market discount, when and to what extent a fund may take deductions for bad debts or worthless securities and how a fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by a fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements, and hedging transactions . In general, option premiums received by a fund are not immediately included in the income of the fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by a fund is exercised and the fund sells or delivers the underlying stock, the fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the fund minus (b) the fund’s basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by a fund pursuant to the exercise of a put option written by it, the fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of a fund’s obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the fund is greater or less than the amount paid by the fund (if any) in terminating the transaction. Thus, for example, if an option written by a fund expires unexercised, the fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by a fund as well as listed non-equity options written or purchased by the fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Internal Revenue Code (“section 1256 contracts”). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by a fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Internal Revenue Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, a fund’s transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by a fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the fund, defer losses to the fund, and cause adjustments in the holding periods of the fund’s securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

Certain of a fund’s investments in derivatives and foreign currency-denominated instruments, and the fund’s transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If a fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If a fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the fund’s remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions . A fund’s transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned. This treatment could increase or decrease a fund’s ordinary income distributions to you, and may cause some or all of the fund’s previously distributed income to be classified as a return of capital. In certain cases, a fund may make an election to treat such gain or loss as capital.

PFIC investments. A fund may invest in securities of foreign companies that may be classified under the Internal Revenue Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, a fund intends to mark-to-market these securities under certain provisions of the Internal Revenue Code and recognize any unrealized gains as ordinary income at the end of the fund’s fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by a fund. Foreign companies are not required to identify themselves as PFICs. Due to various complexities in identifying PFICs, a fund can give no assurances that it will be able to identify fund securities in foreign corporations that are PFICs in time for the fund to make a mark-to-market election. If a fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the fund may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders. Additional charges in the nature of interest may be imposed on a fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs. A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders. Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to a fund will be treated as long-term capital gains by the fund and, in turn, may be distributed by the fund to its shareholders as a capital gain distribution. Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT’s cash flow may exceed its taxable income. The equity U.S. REIT, and in turn a fund, may distribute this excess cash to shareholders in the form of a return of capital distribution. However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT’s current and accumulated earnings and profits. Also, see, “Tax Treatment of Fund Transactions — Investment in taxable mortgage pools (excess inclusion income)” and “Non-U.S. Investors — Investment in U.S. real property” below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs. While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by a fund in a non-U.S. REIT may subject the fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. A fund’s pro rata share of any such taxes will reduce the fund’s return on its investment. A fund’s investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in “PFIC investments.” Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in “Taxation of the Fund — Foreign income tax.” Also, a fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States, which tax foreign persons on gain realized from dispositions of interests in U.S. real estate

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Internal Revenue Code and Treasury regulations to be issued, a portion of a fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a real estate mortgage investment conduit (“REMIC”) or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as a fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return, and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to a fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT. It is unlikely that these rules will apply to a fund that has a non-REIT strategy.

Investments in partnerships and QPTPs. For purposes of the Income Requirement, income derived by a fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the fund. While the rules are not entirely clear with respect to a fund investing in a partnership outside a master feeder structure, for purposes of testing whether a fund satisfies the Asset Diversification Test, the fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, “Taxation of the Fund.” In contrast, different rules apply to a partnership that is a QPTP. A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities). All of the net income derived by a fund from an interest in a QPTP will be treated as qualifying income but the fund may not invest more than 25% of its total assets in one or more QPTPs. However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year. Any such failure to annually qualify as a QPTP might, in turn, cause a fund to fail to qualify as a regulated investment company. Although, in general, the passive loss rules of the Internal Revenue Code do not apply to RICs, such rules do apply to a fund with respect to items attributable to an interest in a QPTP. Fund investments in partnerships, including in QPTPs, may result in the fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending. While securities are loaned out by a fund, the fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities. For federal income tax purposes, payments made “in lieu of” dividends are not considered dividend income. These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends received deduction for corporations. Also, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Investments in convertible securities. Convertible debt is ordinarily treated as a “single property” consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond. If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder’s exercise of the conversion privilege is treated as a nontaxable event. Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt. Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt. Dividends received generally are qualified dividend income and eligible for the corporate dividends received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character. A fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by a fund, it could affect the timing or character of income recognized by the fund, requiring the fund to purchase or sell securities, or otherwise change its fund, in order to comply with the tax rules applicable to regulated investment companies under the Internal Revenue Code.

Backup Withholding. By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

●	provide your correct social security or taxpayer identification number,
●	certify that this number is correct,
●	certify that you are not subject to backup withholding, and
●	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS. Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the “Non-U.S. Investors” heading below.

Non-U.S. Investors. Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general. The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends, paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends. In general, capital gain dividends reported by the Fund to shareholders as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the U.S. for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends. With respect to taxable years of the Fund that begin before Jan. 1, 2015, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company. Similarly, with respect to taxable years of the Fund that begin before Jan. 1, 2015, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year. It is currently unclear whether Congress will extend these exemptions to taxable years of a fund beginning on or after Jan. 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect. If the exemptions are reinstated, the Fund reserves the right to not report small amounts of short-term capital gain dividends or interest-related dividends. Additionally, the Fund’s reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits. Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on fund investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax. Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business. If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or redemption of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property. The Foreign Investment in Real Property Tax Act of 1980 (“FIRPTA”) makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest (“USRPI”) as if he or she were a U.S. person. Such gain is sometimes referred to as FIRPTA gain. The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund’s non-U.S. shareholders.

The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity. A RIC will be classified as a qualified investment entity only with respect to any distribution by the RIC which is attributable directly or indirectly to a distribution to the RIC from a U.S. REIT (“FIRPTA distribution”) and if, in general, 50% or more of the RIC’s assets consist of interests in U.S. REITs and other U.S. real property holding corporations (“USRPHC”). If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-U.S. shareholder to file a nonresident U.S. income tax return. In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

It is currently unclear whether Congress will extend the look-through rules previously in effect before Jan. 1, 2015 for distributions of FIRPTA gain to other types of distributions on or after Jan. 1, 2015 from a RIC to a non-US shareholder from the RIC’s direct or indirect investment in USRPI or what the terms of any such extension would be, including whether such extension would have retroactive effect.

FIRPTA “wash sale” rule. If the Fund is a qualified investment entity that is domestically controlled (i.e. less than 50% in value of the Fund has been owned directly or indirectly by U.S. shareholders during the 5-year period ending on the date of disposition) and a non-U.S. shareholder of the Fund (i) disposes of his interest in the Fund during the 30-day period preceding a FIRPTA distribution, (ii) acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the FIRPTA distribution, and (iii) does not in fact receive the FIRPTA distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Fund shares as FIRPTA gain. In addition, a sale or redemption of Fund shares will be FIRPTA gain to a non-U.S. shareholder if the non-U.S. shareholder owns more than 5% of a class of shares in the Fund and the Fund is otherwise considered a USRPHC, i.e. 50% or more of the Fund’s assets consist of (1) more than 5% interests in publicly traded companies that are USRPHC, (2) interests in non-publicly traded companies that are USRPHC, and (3) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Fund owns more than 5%.

Prior to Jan. 1, 2015, gain on the sale or redemption of shares of a domestically controlled Fund that was otherwise considered a USRPHC was excluded from FIRPTA gain. That exclusion for a domestically controlled Fund sunset on Dec. 31, 2014 and it is currently unclear whether Congress will extend such exclusion on or after Jan. 1, 2015 or what the terms of any such extension would be, including whether such extension would have retroactive effect.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or redemption of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding. In the unlikely event that the Fund meets the requirements described above, the gain will be taxed as income “effectively connected with a U.S. trade or business.” As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax. An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent’s estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released. In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000). For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent’s U.S. situs assets are below this threshold amount.

U.S. tax certification rules. Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the U.S. and the shareholder’s country of residence. In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the U.S. has an income tax treaty. A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect. Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act (“FATCA”). Under FATCA, the Fund will be required to withhold a 30% tax on (a) income dividends paid by the Fund after June 30, 2014, and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after Dec. 31, 2016, to certain foreign entities, referred to as foreign financial institutions (“FFI”) or non-financial foreign entities (“NFFE”), that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them. The U.S. Treasury has negotiated intergovernmental agreements (“IGA”) with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a “participating FFI,” which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Internal Revenue Code (“FFI agreement”) under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI’s country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI’s country of residence), which will, in turn, report the specified information to the IRS. An FFI that is resident in a country that has entered into an IGA with the United States to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner. The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA. An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity’s status under FATCA in order to avoid FATCA withholding. Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund. The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above. Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations. The foregoing general discussion of U.S. federal income tax consequences is based on the Internal Revenue Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income, and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local, and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

PERFORMANCE

To obtain the Funds’ most current performance information, please call 800 231-8002 or visit our website at delawareinvestments.com/institutional.

Performance quotations represent the Funds’ past performance and should not be considered as representative of future results. The Funds will calculate their performance in accordance with the requirements of the rules and regulations under the 1940 Act, or any other applicable U.S. securities laws, as they may be revised from time to time by the SEC.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, which is located at 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the independent registered public accounting firm for the Trust and, in its capacity as such, audits the annual financial statements contained in each Funds’ Annual Report. The Funds’/Fund’s Statements of Assets and Liabilities, Schedules of Investments, Statements of Operations, Statements of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, as well as the reports of PricewaterhouseCoopers LLP, the independent registered public accounting firm, for the fiscal year ended Oct. 31, 2014, are included in each Funds’ Annual Report to shareholders. The financial statements and financial highlights, the notes relating thereto and the reports of PricewaterhouseCoopers LLP listed above are incorporated by reference from the Annual Reports into this SAI.

PRINCIPAL HOLDERS

As of Jan. 31, 2015, management believes the following shareholders held of record 5% or more of the outstanding shares of each Fund. Management does not have knowledge of beneficial owners.

The Manager and its affiliates may provide the initial seed capital in connection with the creation of a Delaware Investments® product. To the extent that the Manager or its affiliates maintain such seed capital in a Delaware Investments® product, the Manager or its affiliates may engage in a total return swap or other hedge on its investment for the sole purpose of limited the volatility of earnings of the Manager and its corporate parents. Neither the Manager nor its affiliates seek to profit by hedging the seed capital investments in the Delaware Investments® products, and the total return swap or other hedge is not expected to have any effect on the investment performance of any Delaware Investments® products.

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST - LARGE-	P	NORTHERN TRUST CO	9.28%
CAP GROWTH EQUITY		FBO SHELBY OPEB
PORTFOLIO		CHICAGO IL 60603
POOLED TRUST - LARGE-	P	THE BATCHELOR FOUNDATION INC	7.81%
CAP GROWTH EQUITY		1680 MICHIGAN AVE PH-1
PORTFOLIO		MIAMI BEACH FL 33139-2514
POOLED TRUST - LARGE-	P	THE NEWSPAPER GUILD INTERNATIONAL	5.01%
CAP GROWTH EQUITY		PENSION FUND
PORTFOLIO		501 3RD STREET NW 6TH FL
WASHINGTON DC 20001-0000
POOLED TRUST - LARGE-	P	US BANK NA	5.20%
CAP GROWTH EQUITY		FBO SPOKANE EMPLOYEES RETIREMENT
PORTFOLIO		SYSTEM - DELAWARE
PO BOX 1787
MILWAUKEE WI 53201-1787
POOLED TRUST - LARGE-	P	JOHN AND MARCIA GOLDMAN	7.50%
CAP GROWTH EQUITY		FOUNDATION
PORTFOLIO		C/O MONTE VISTA MANAGEMENT CO
455 MARKET ST STE 1690
SAN FRANCISCO CA 94105-2444

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST - LARGE-	P	LISA AND DOUGLAS GOLDMAN FUND	9.47%
CAP GROWTH EQUITY		C/O MONTE VISTA MANAGEMENT CO
PORTFOLIO		455 MARKET ST STE 1690
SAN FRANCISCO CA 94105-2444
POOLED TRUST - LARGE-	P	THE NORTHERN TRUST CO AS TTEE	12.10%
CAP GROWTH EQUITY		FBO GANNETT-DV
PORTFOLIO		801 S CANAL ST CHICAGO IL 60607-2994
POOLED TRUST - LARGE-	P	PINNACLE HEALTH SYSTEM	13.03%
CAP GROWTH EQUITY		409 S 2ND ST STE 2B
PORTFOLIO		HARRISBURG PA 17104-1612
POOLED TRUST - LARGE-	P	STATE STREET BANK & TRST CO TTEE	5.46%
CAP VALUE EQUITY		ONE GAS INC VEBA MASTER TRUST FOR
PORTFOLIO		COLLECTIVE BARGAINING UNIT FORMER EMPLOYEES
QUINCY MA 02169
POOLED TRUST - LARGE-	P	GENESIS HEALTH INC	13.48%
CAP VALUE EQUITY		D/B/A BROOKS HEALTH SYSTEM
PORTFOLIO		3599 UNIVERSITY BLVD S
JACKSONVILLE FL 32216-4252
POOLED TRUST - LARGE-	P	NORTHERN TRUST CO	7.39%
CAP VALUE EQUITY		CUST FBO MARTIN MEMORIAL CTR
PORTFOLIO		50 S LA SALLE ST CHICAGO IL 60603-1003
POOLED TRUST - LARGE-	P	NORTHERN TRUST CO TRUSTEE	5.09%
CAP VALUE EQUITY		FBO MARTIN MEMORIAL
PORTFOLIO		HEALTH SYSTEM PENSION
50 S LA SALLE ST CHICAGO IL 60603-1003
POOLED TRUST - LARGE-	P	WELLS FARGO BANK NA	12.20%
CAP VALUE EQUITY		FBO GHS PENSION-LOOMIS
PORTFOLIO		PO BOX 1533
MINNEAPOLIS MN 55480-1533
POOLED TRUST - LARGE-	P	WELLS FARGO BANK NA	11.96%
CAP VALUE EQUITY		FBO GMC FUND DEP-LOOMIS
PORTFOLIO		PO BOX 1533
MINNEAPOLIS MN 55480-1533
POOLED TRUST - LARGE-	P	ARKANSAS COMMUNITY FOUNDATION INC	6.90%
CAP VALUE EQUITY		1400 W MARKHAM STE 206
PORTFOLIO		LITTLE ROCK AR 72201
POOLED TRUST - LARGE-	P	COMMUNITY FOUNDATION OF GREATER	8.29%
CAP VALUE EQUITY		DES MOINES
PORTFOLIO		1915 GRAND AVE
DES MOINES IA 50309-3311
POOLED TRUST - LARGE-	P	THE COMMUNITY FOUNDATION OF	5.82%
CAP VALUE EQUITY		NORTHEAST FLORIDA INC
PORTFOLIO		245 RIVERSIDE AVE STE 310
JACKSONVILLE FL 32202-4945
POOLED TRUST - LARGE-	P	MUHLENBERG COLLEGE	7.12%
CAP VALUE EQUITY		2400 CHEW ST
PORTFOLIO		ALLENTOWN PA 18104-5586

Fund Name	Class	Shareholder Address	Percentage
POOLED TRST FOCUS	P	SAHARA INVESTMENTS LLC	23.09%
SMID-CAP GROWTH		1 N FRANKLIN ST STE 2360
EQUITY PORTFOLIO		CHICAGO IL 60606-3545
POOLED TRST FOCUS	P	SEI PRIVATE TRUST COMPANY	5.88%
SMID-CAP GROWTH		C/O STATE STREET
EQUITY PORTFOLIO		FBO CHF INTL LONG TERM INVESTMENT
		MGR 961
		ROCKEFELLER & CO
		ONE FREEDOM VALLEY DR
		OAKS PA 19456
POOLED TRST FOCUS	P	NORTHERN TRUST CO	11.89%
SMID-CAP GROWTH		CUST CONGREGATION OF THE MISSION
EQUITY PORTFOLIO		INTERNATIONAL FUND
		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRST FOCUS	P	NORTHERN TRUST	22.09%
SMID-CAP GROWTH		C/F CM INVESTMENTS LLC
EQUITY PORTFOLIO		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRST FOCUS	P	THE PHILADELPHIA FOUNDATION	9.40%
SMID-CAP GROWTH		1234 MARKET ST STE 1800
EQUITY PORTFOLIO		PHILADELPHIA PA 19107-3792
POOLED TRST FOCUS	P	THE RONALD REAGAN	8.84%
SMID-CAP GROWTH		PRESIDENTIAL FOUNDATION & INSTITUTE -
EQUITY PORTFOLIO		ENDOWMENT 40 PRESIDENTIAL DR
		SIMI VALLEY CA 93065-0699
DELAWARE REIT FUND	A	FIRST CLEARING LLC	6.09%
CLASS A		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
DELAWARE REIT FUND	A	NATIONAL FINANCIAL SERVICES LLC	26.73%
CLASS A		(FBO) OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPARTMENT
		499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310
DELAWARE REIT FUND	A	PERSHING LLC	8.59%
CLASS A		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
DELAWARE REIT FUND	C	FIRST CLEARING LLC	5.96%
CLASS C		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET ST
		SAINT LOUIS MO 63103-2523
DELAWARE REIT FUND	C	LPL FINANCIAL	7.88%
CLASS C		--OMNIBUS CUSTOMER ACCOUNT--
		ATTN: LINDSAY O'TOOLE 9785 TOWNE CENTRE DR SAN DIEGO CA 92121
DELAWARE REIT FUND	C	MLPF&S FOR THE SOLE	8.33%
CLASS C		BENEFIT OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN SEC 4800 DEER LAKE DRIVE E, FL2 JACKSONVILLE FL 32246-6484

Fund Name	Class	Shareholder Address	Percentage
DELAWARE REIT FUND	C	MORGAN STANLEY SMITH BARNEY	6.40%
CLASS C		HARBORSIDE FINANCIAL CENTER
		PLAZA 2 3RD FL JERSEY CITY NJ 07311
DELAWARE REIT FUND	C	NATIONAL FINANCIAL SERVICES LLC	18.07%
CLASS C		(FBO) OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPARTMENT
		499 WASHINGTON BLVD FL4 JERSEY CITY NJ 07310
DELAWARE REIT FUND	C	PERSHING LLC	14.01%
CLASS C		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002
DELAWARE REIT FUND	C	RAYMOND JAMES	9.61%
CLASS C		OMNIBUS FOR MUTUAL FUNDS
		ATTN COURTNEY WALLER
		880 CARILLON PARKWAY
		ST PETERSBURG FL 33713
DELAWARE REIT FUND	C	UBS WM USA	9.36%
CLASS C		OMNI ACCOUNT M/F
		ATTN DEPARTMENT MANAGER
		499 WASHINGTON BLVD FL 9
		JERSEY CITY NJ 07310-2055
DELAWARE REIT FUND	I	CHARLES SCHWAB & CO INC	68.79%
CLASS I		SPEC CUSTODY ACCT
		FOR THE EXCL BNFT OF CUSTS
		ATTN MUT FDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1905
DELAWARE REIT FUND	I	LINCOLN RETIREMENT SERVICES CO	9.39%
CLASS I		FBO VIRTUA HEALTH INC 401K
		P.O. BOX 7876
		FORT WAYNE IN 46801-7876
DELAWARE REIT FUND	R	MLPF&S FOR THE SOLE	12.40%
CLASS R		BENEFIT OF ITS CUSTOMERS
		ATTENTION: FUND ADMIN SEC
		4800 DEER LAKE DRIVE E, FL2
		JACKSONVILLE FL 32246-6484
DELAWARE REIT FUND	R	RELIANCE TRUST COMPANY	14.29
CLASS R		FBO MASSMUTUAL DMF
		P.O. BOX 48529
		ATLANTA GA 30362
DELAWARE REIT FUND	R	DCGT AS TTEE	5.85%
CLASS R		C\F PLIC VARIOUS RETIREMENT
		PLANS OMNIBUS ATTN NPIO TRADE DESK
		711 HIGH STREET DES MOINES, IA 50303
POOLED TRUST - THE	P	MARKET STREET ACTIVELY MANAGED	25.32%
SELECT 20 PORTFOLIO		FUND 80 E MARKET ST STE 300 CORNING NY 14830

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST - THE	P	FIRST WESTERN	9.62%
SELECT 20 PORTFOLIO		FBO L LEE STRYKER IRREVOCABLE TRUST
		FBO PATRICIA A STRYKER FWTB TTEE
		C/O M&I TRUST CO NA - ATTN MF MILWAUKEE WI 53224
POOLED TRUST - THE	P	THE OREGON COMMUNITY FOUNDATION	41.28%
SELECT 20 PORTFOLIO		1221 SW YAMHILL ST STE 100
		PORTLAND OR 97205-2108
POOLED TRUST -	P	MAC & CO	13.11%
INTERNATIONAL EQUITY		MUTUAL FUND OPERATIONS MUTUAL FUNDS OPS-TC
		PO BOX 3198
		PITTSBURGH PA 15230-3198
POOLED TRUST -	P	MARYLAND PREPAID COLLEGE TRUST	16.52%
INTERNATIONAL EQUITY		217 E REDWOOD ST STE 1350
		BALTIMORE MD 21202-3314
POOLED TRUST -	P	NORTHERN TRUST CO TTEE	5.52%
INTERNATIONAL EQUITY		FBO UBS FINANCIAL SERVICES INC
		PENSION PLAN TR
		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRUST -	P	WELLS FARGO BANK NA	23.25%
INTERNATIONAL EQUITY		FBO OMNIBUS ACCOUNT CASH/CASH
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533
POOLED TRUST -	P	WELLS FARGO BANK NA	8.18%
INTERNATIONAL EQUITY		FBO OMNIBUS ACCOUNT REINV/REINV
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533
POOLED TRUST -	P	NATIONAL FINANCIAL SERVICES LLC	6.04%
INTERNATIONAL EQUITY		FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPT FL4 499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-2010
POOLED TRUST - LABOR	P	COMERICA BANK	9.08%
SELECT INTERNATIONAL		FBO SAN FRANCISCO CULINARY
EQUITY		BARTENDERS & SERVICE EMPLOYEES PO BOX 75000 M/C 3446 DETROIT MI 48275-0001
POOLED TRUST - LABOR	P	INDUSTRICORP & CO	6.18%
SELECT INTERNATIONAL		FBO SHEET METAL PENSION PLAN
EQUITY		312 CENTRAL AVE SE STE 508
		MINNEAPOLIS MN 55414-1166
POOLED TRUST - LABOR	P	IRON WORKERS MID-AMERICA	5.54%
SELECT INTERNATIONAL		PENSION PLAN
EQUITY		2350 EAST 170TH STREET –
		P. O. DRAWER M LANSING IL 60438-1000

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST - LABOR	P	LOCAL 804 I.B.T & LOCAL 447 I.A.M.	17.59%
SELECT INTERNATIONAL		UPS MULTI-EMPLOYER
EQUITY		RETIREMENT PLAN 55 GLENLAKE PKWY NE ATLANTA GA 30328-3474
POOLED TRUST - LABOR	P	MICHIGAN LABORERS PENSION FUND	10.06%
SELECT INTERNATIONAL		30700 TELEGRAPH RD STE 2400
EQUITY		BINGHAM FARMS MI 48025-4534
POOLED TRUST - LABOR	P	NORTHERN TRUST	6.12%
SELECT INTERNATIONAL		C/F MIDWEST OPERATING
EQUITY		ENGINEERS WELFARE
PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRUST - LABOR	P	WACHOVIA BANK	5.99%
SELECT INTERNATIONAL		FBO SMW 10 CORE FUND NC
EQUITY		1076 DEFINED BENEFIT PLAN
1525 W WT HARRIS BLVD
CHARLOTTE NC 28262-8522
POOLED TRUST -	P	MASTER TRUST BETWEEN PFIZER INC AND	14.82%
EMERGING MARKETS		THE NORTHERN TRUST CO
PORTFOLIO		235 E 42ND ST
NEW YORK NY 10017-5703
POOLED TRUST -	P	SEI PRIVATE TRUST CO	7.77%
EMERGING MARKETS		C/O SUNTRUST BANK FBO AMA
PORTFOLIO		ATTN: MUTUAL FUNDS
1 FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
POOLED TRUST -	P	SEI PRIVATE TRUST COMPANY	14.71%
EMERGING MARKETS		C/O SUN TRUST BANK FBO AMA
PORTFOLIO		ATTN: MUTUAL FUNDS
ONE FREEDOM VALLEY DRIVE
OAKS PA 19456-9989
POOLED TRUST -	P	STATE UNIVERSITIES RETIREMENT SYSTEM	21.35%
EMERGING MARKETS		OF ILLINOIS
PORTFOLIO		1901 FOX DR
CHAMPAIGN IL 61820-7333
POOLED TRUST -	P	THE SPENCER FOUNDATION	6.58%
EMERGING MARKETS		625 N MICHIGAN AVE STE 1600
PORTFOLIO		CHICAGO IL 60611-3109
POOLED TRUST -	P	MOORINGS CAPITAL LLC	12.36%
EMERGING MARKETS		701 GREEN VALLEY RD STE 300
PORTFOLIO		GREENSBORO NC 27408-7096
POOLED TRUST -	P	MARIANO RIVERA	5.64%
EMERGING MARKETS		AND CLARA RIVERA JT WROS
PORTFOLIO II		RYE NY 10580
POOLED TRUST -	P	STATE STREET BANK & TRST CO TTEE	32.16%
EMERGING MARKETS		ONE GAS INC MASTER TRUST FOR DEFINED
PORTFOLIO II		BENEFIT PLANS
QUINCY MA 02169
POOLED TRUST -	P	RETIREMENT PLAN FOR EMPLOYEES OF	12.69%
EMERGING MARKETS		ONEOK INC AND SUBSIDIARIES
PORTFOLIO II		100 W 5TH ST TULSA OK 74103-4279

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST -	P	THE NORTHERN TRUST COMPANY	7.23%
EMERGING MARKETS		CUST FBO PETER NORTON UNITRUST
PORTFOLIO II		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRUST -	P	ASSOCIATED SULPICIANS OF THE US -	11.71%
EMERGING MARKETS		ADMINISTRATION & SERVICES
PORTFOLIO II		5408 ROLAND AVE
		BALTIMORE MD 21210-1988
POOLED TRUST -	P	SOCIETY OF ST SULPICE FOUNDATION	5.85%
EMERGING MARKETS		US INC - RETIREMENT
PORTFOLIO II		5408 ROLAND AVE
		BALTIMORE MD 21210-1988
POOLED TRUST - HIGH	P	BANK OF STOCKTON	9.59%
YIELD BOND		ATTN TRUST DEPT
		PO BOX 201014
		STOCKTON CA 952011110
POOLED TRUST - HIGH	P	DESERET MUTUAL BENEFIT ADMIN AS	14.44%
YIELD BOND		TRUSTEE FOR DESERET MUTUAL
		EMPLOYEE PENSION TRUST
		(FIXED INCOME)
		179 SOCIAL HALL AVE, STE 100
		SALT LAKE CITY UT 84111-1542
POOLED TRUST - HIGH	P	MAC & CO	8.77%
YIELD BOND		PUBLIC PENSION MUTUAL FUND OPS
		PO BOX 3198
		PITTSBURGH PA 15230-3198
POOLED TRUST - HIGH	P	NORTHERN TRUST	5.17%
YIELD BOND		C/F AURORA HEALTH CARE FOUNDATION
		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRUST - HIGH	P	STATE STREET BANK & TRUST	10.63%
YIELD BOND		FBO GEORGIA STATE UNIVERSITY
		FOUNDATION INC
		CUST GORDON E DAVIES
		PO BOX 3963 ATLANTA GA 30302-3963
POOLED TRUST - HIGH	P	AMALGAMATED BANK OF CHICAGO	5.30%
YIELD BOND		FBO CONSTRUCTION WORKERS PENSION
		FUND LAKE COUNTY & VICINITY
		1 W MONROE
		CHICAGO IL 60603
POOLED TRUST - HIGH	P	SAXON & CO	6.18%
YIELD BOND		PO BOX 7780-1888 PHILADELPHIA PA 19182
POOLED TRUST - HIGH	P	NORTHERN TRUST AS TRUSTEE	8.22%
YIELD BOND		FBO AURORA HEALTH
		CARE INC PENSION
		PO BOX 92956 CHICAGO IL 60675-2956
POOLED TRUST - CORE	P	NORTHERN CALIFORNIA CARPENTERS	27.68%
PLUS FIXED INCOME		REGIONAL COUNCIL LABOR
PORTFOLIO		ORGANIZATION ASSETS 265 HEGENBERGER RD STE 200 OAKLAND CA 94621-1480

Fund Name	Class	Shareholder Address	Percentage
POOLED TRUST - CORE	P	PENSION FUND IBEW	6.36%
PLUS FIXED INCOME		DEFINED BENEFIT PLAN
PORTFOLIO		PO BOX 5817
WALLINGFORD CT 06492-7617
POOLED TRUST - CORE	P	THE NORTHERN TRUST CO TTEE	31.03%
PLUS FIXED INCOME		FBO GEORGIA GULF
PORTFOLIO		50 S LA SALLE ST CHICAGO IL 60603-1003
POOLED TRUST - CORE	P	SHEET METAL WORKERS LOCAL UNION NO	7.57%
PLUS FIXED INCOME		17 INSURANCE FUND
PORTFOLIO		1157 ADAMS ST 1ST FLOOR DORCHESTER MA 02124
POOLED TRUST - CORE	P	UMWA SELECTIVE STRIKE FUND	8.11%
PLUS FIXED INCOME		18354 QUANTICO GATEWAY DR STE 200
PORTFOLIO		TRIANGLE VA 22172-1779
POOLED TRUST - CORE	P	MAC & CO	12.52%
PLUS FIXED INCOME		FBO PB&T
PORTFOLIO		ATTN MUTUAL FUND OPERATIONS
525 WILLIAM PENN PLACE
PITTSBURGH PA 15230-3198

APPENDIX A—DESCRIPTION OF RATINGS

Bonds

Excerpts from Moody’s description of its bond ratings: Aaa—judged to be the best quality. They carry the smallest degree of investment risk; Aa—judged to be of high quality by all standards; A—possess favorable attributes and are considered “upper medium” grade obligations; Baa—considered as medium grade obligations. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time; Ba—judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class; B—generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small; Caa—are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca—represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings; C—the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P’s description of its bond ratings: AAA—highest grade obligations. They possess the ultimate degree of protection as to principal and interest; AA—also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree; A—strong ability to pay interest and repay principal although more susceptible to changes in circumstances; BBB—regarded as having an adequate capacity to pay interest and repay principal; BB, B, CCC, CC—regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions; C—reserved for income bonds on which no interest is being paid; D—in default, and payment of interest and/or repayment of principal is in arrears.

Excerpts from Fitch’s description of its bond ratings: AAA—Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events; AA—Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+; A—Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances that bonds with higher ratings; BBB—Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings; BB—Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements; B—Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue; CCC—Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment; CC—Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time; C—Bonds are in imminent default in payment of interest or principal; and DDD, DD and D—Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

Commercial Paper

Excerpts from Moody’s description of its two highest commercial paper ratings: P-1–the highest grade possessing greatest relative strength; P-2–second highest grade possessing less relative strength than the highest grade.

Excerpts from S&P’s description of its two highest commercial paper ratings: A-1–judged to be the highest investment grade category possessing the highest relative strength; A-2–investment grade category possessing less relative strength than the highest rating.

PART C
(Delaware Pooled® Trust)
File Nos. 033-40991/811-06322
Post-Effective Amendment No. 83

OTHER INFORMATION

Item 28.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed documents indicated below, except as noted:

(a)	Articles of Incorporation.

	(1)	Executed Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

(i) Executed Certificate of Amendment (November 15, 2006) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(ii) Executed Certificate of Amendment (February 26, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

(iii) Executed Certificate of Amendment (August 18, 2009) to the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 65 filed December 30, 2009.

	(2)	Executed Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

(b)	By-Laws. Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(c)	Instruments Defining Rights of Security Holders.

	(1)	Agreement and Declaration of Trust. Articles III, IV, V and VI of the Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 30 filed December 14, 1999.

	(2)	By-Laws. Article II of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(d)	Investment Advisory Contracts.

	(1)	Executed Investment Management Agreement (January 4, 2010) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant, on behalf of The Core Plus Fixed Income Portfolio, The Emerging Markets Portfolio, The Focus Smid-Cap Growth Equity Portfolio, The High-Yield Bond Portfolio, The International Equity Portfolio, The Labor Select International Equity Portfolio, The Large-Cap Growth Equity Portfolio and The Select 20 Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(i) Executed Amendment No. 9 (October 29, 2014) to Exhibit A of the Investment Management Agreement attached as Exhibit No. EX-99.d.1.i.

1

	(2)	Executed Investment Sub-Advisory Agreement (November 23, 2011) between Mondrian Investment Partners, Ltd. and Delaware Management Company (a series of Delaware Management Business Trust), relating to The Emerging Markets Portfolio, The International Equity Portfolio and The Labor Select International Equity Portfolio incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

	(3)	Executed Sub-Advisory Agreement (June 13, 2014) between Jackson Square Partners, LLC and Delaware Management Company (a series of Delaware Management Business Trust) relating to The Large-Cap Equity Growth Portfolio, the Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio attached as Exhibit No. EX-99.d.3.

	(4)	Executed Investment Advisory Expense Limitation Letter (February 2015) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant attached as Exhibit No. EX-99.d.4.

(e)	Underwriting Contracts.

	(1)	Distribution Agreements.

(i) Executed Amended and Restated Distribution Agreement (January 4, 2010) between Delaware Distributors, L.P. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(ii) Executed Amendment No. 6 (October 1, 2013) to Schedule I to the Amended and Restated Distribution Agreement attached as Exhibit No. EX-99.e.1.ii.

	(2)	Form of Dealer's Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

	(3)	Form of Registered Investment Advisers Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

	(4)	Form of Bank/Trust Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

(f)	Bonus or Profit Sharing Contracts. Not applicable.

(g)	Custodian Agreements.

	(1)	Executed Mutual Fund Custody and Services Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 62 filed February 27, 2009.

(i) Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement attached as Exhibit No. EX-99.g.1.i.

	(2)	Executed Securities Lending Authorization Agreement (July 20, 2007) between The Bank of New York Mellon (formerly, Mellon Bank, N.A.) and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

(i) Executed Amendment (September 22, 2009) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 69 filed March 1, 2011.

2

	(ii)	Executed Amendment No. 2 (January 1, 2010) to the Securities Lending Authorization Agreement incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(h)	Other Material Contracts.

	(1)	Executed Shareholder Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 37 filed October 31, 2001.

(i) Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.i

(ii) Executed Amendment No. 5 (October 29, 2014) to Schedule A to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.ii.

(iii) Executed Schedule B (July 18, 2011) to the Shareholder Services Agreement incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

(iv) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement attached as Exhibit No. EX-99.h.1.iv.

	(2)	Executed Amended and Restated Fund Accounting and Financial Administration Services Agreement (January 1, 2014) between The Bank of New York Mellon and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed February 28, 2014.

	(3)	Executed Amended and Restated Fund Accounting and Financial Administration Oversight Agreement (January 1, 2014) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 81 filed February 28, 2014.

(i) Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement attached as Exhibit No. EX-99.h.3.i.

(i)	Legal Opinion.

	(1)	Opinion and Consent of Counsel (October 21, 2005) incorporated into this filing by reference to Post-Effective Amendment No. 54 filed October 31, 2005.

	(2)	Opinion and Consent of Counsel (June 3, 2009) with respect to The Emerging Markets Portfolio II incorporated into this filing by reference to Post-Effective Amendment No. 64 filed June 3, 2009.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm (February 2015) attached as Exhibit No. EX-99.j.

(k)	Omitted Financial Statements. Not applicable.

(l)	Initial Capital Agreements. Not applicable.

(m)	Rule 12b-1 Plan.

3

	(1)	Plan under Rule 12b-1 for Class A (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

	(2)	Plan under Rule 12b-1 for Class C (April 19, 2001) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

	(4)	Plan under Rule 12b-1 for Class R (May 15, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 66 filed February 26, 2010.

(n)	Rule 18f-3 Plan.

	(1)	Amended and Restated Plan under Rule 18f-3 (September 25, 2014) attached as Exhibit No. EX-99.n.1.

(o)	Reserved.

(p)	Codes of Ethics.

	(1)	Code of Ethics for Delaware Investments (Delaware Management Company, a series of Delaware Management Business Trust, and Delaware Distributors, L.P.) and Delaware Investments Family of Funds (October 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 81 filed February 28, 2014.

	(2)	Code of Ethics for Mondrian Investment Partners Limited (January 2012) incorporated into this filing by reference to Post-Effective Amendment No. 74 filed February 28, 2012.

(q)	Other.

	(1)	Powers of Attorney (May 17, 2007) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

	(2)	Power of Attorney (September 1, 2011) incorporated into this filing by reference to Post-Effective Amendment No. 79 filed February 28, 2013.

	(3)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 79 filed February 28, 2013.

	(4)	Power of Attorney (January 1, 2013) incorporated into this filing by reference to Post-Effective Amendment No. 79 filed February 28, 2013.

Item 29.	Persons Controlled by or Under Common Control with the Registrant. None.

Item 30.	Indemnification. Article VII, Section 2 (November 15, 2006) of the Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007. Article VI of the Amended and Restated By-Laws (November 16, 2006) incorporated into this filing by reference to Post-Effective Amendment No. 59 filed December 28, 2007.

Item 31.	Business and Other Connections of the Investment Adviser.

Delaware Management Company (the “Manager”), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments® Funds (Delaware Group® Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds IV, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware VIP® Trust, Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Colorado Municipal Income Fund, Inc., Delaware Investments National Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund II, Inc., and Delaware Enhanced Global Dividend and Income Fund) and the Optimum Fund Trust, as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees and/or officers of other Delaware Investments Funds and Optimum Fund Trust. A company indirectly owned by the Manager’s parent company acts as principal underwriter to the mutual funds in the Delaware Investments Funds (see Item 32 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the Delaware Investments Funds.

4

Unless otherwise noted, the following persons serving as directors or officers of the Manager have held the following positions during the Trust’s past two fiscal years. Unless otherwise noted, the principal business address of the directors and officers of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094.

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Patrick P. Coyne	President	Chairman/President/Chief	Mr. Coyne has served in various
		Executive Officer	executive capacities within
Delaware Investments
Michael J. Hogan	Executive Vice	Executive Vice	Mr. Hogan has served in
	President/Head of Equity	President/Head of Equity	various executive capacities
	Investments	Investments	within Delaware Investments
David P. O’ Connor	Executive Vice	Executive Vice	Mr. O’Connor has served in
	President/Strategic	President/Strategic	various executive capacities
	Investment Relationships	Investment Relationships	within Delaware Investments
	and Initiatives/General	and Initiatives/General
	Counsel	Counsel	Senior Vice President/ Strategic
Investment Relationships and
Initiatives/ General
Counsel/Optimum Fund Trust
See Yeng Quek	Executive Vice	Executive Vice	Mr. Quek has served in various
	President/Managing	President/Managing	executive capacities within
	Director/Head of Fixed	Director/Head of Fixed	Delaware Investments
	Income Investments	Income Investments
Philip N. Russo	Executive Vice	None	Mr. Russo has served in various
	President/Chief		executive capacities within
	Administrative Officer		Delaware Investments
Joseph R. Baxter	Senior Vice	Senior Vice	Mr. Baxter has served in
	President/Head of	President/Head of	various capacities within
	Municipal Bond	Municipal Bond	Delaware Investments
	Department/Senior	Department/Senior
	Portfolio Manager	Portfolio Manager
Christopher S. Beck	Senior Vice President/	Senior Vice President/	Mr. Beck has served in various
	Chief Investment	Chief Investment Officer -	capacities within Delaware
	Officer—Small Cap	Small Cap Value/Mid-Cap	Investments
	Value/Mid-Cap Value	Value Equity
Equity
Michael P. Buckley	Senior Vice	Senior Vice President/	Mr. Buckley has served in
	President//Director of	Director of Municipal	various capacities within
	Municipal Research	Research	Delaware Investments
Stephen J. Busch	Senior Vice President/	Senior Vice President/	Mr. Busch has served in various
	Investment Accounting	Investment Accounting	capacities within Delaware Investments

5

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Michael F. Capuzzi	Senior Vice President/	Senior Vice President/	Mr. Capuzzi has served in
	Investment Systems	Investment Systems	various capacities within
Delaware Investments
Liu-Er Chen	Senior Vice President/	Senior Vice President/	Mr. Chen has served in various
	Chief Investment Officer,	Chief Investment Officer,	capacities within Delaware
	Emerging Markets and	Emerging Markets and	Investments
	Healthcare	Healthcare
David F. Connor	Senior Vice	Senior Vice	Mr. Connor has served in
	President/Deputy General	President/Deputy General	various capacities within
	Counsel/Secretary	Counsel/Secretary	Delaware Investments

Vice President/Deputy General
Counsel/Secretary – Optimum
Fund Trust
Stephen J. Czepiel	Senior Vice	Senior Vice	Mr. Czepiel has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager	Manager	Delaware Investments
Craig C. Dembek	Senior Vice President/ Co-	Senior Vice President/Co-	Mr. Dembek has served in
	Head of Credit	Head of Credit	various capacities within
	Research/Senior Research	Research/Senior Research	Delaware Investments
	Analyst	Analyst
Roger A. Early	Senior Vice President/	Senior Vice President/ Co-	Mr. Early has served in various
	Co-Chief Investment	Chief Investment Officer-	capacities within Delaware
	Officer—Total Return	Total Return Fixed	Investments
	Fixed Income Strategy	Income Strategy
Stuart M. George	Senior Vice	Senior Vice	Mr. George has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	Trading	Trading	Delaware Investments
Gregory A. Gizzi	Senior Vice	Senior Vice	Mr. Gizzi has served in various
	President/Senior Portfolio	President/Senior Portfolio	capacities with Delaware
	Manager	Manager	Investments
Edward Gray	Senior Vice	Senior Vice	Mr. Gray has served in various
	President/Chief	President/Chief	capacities within Delaware
	Investment Officer—	Investment Officer –	Investments
	Global and International	Global and International
	Value Equity	Value Equity
Paul Grillo	Senior Vice President/Co-	Senior Vice President/Co-	Mr. Grillo has served in various
	Chief Investment	Chief Investment	capacities within Delaware
	Officer—Total Return	Officer—Total Return	Investments
	Fixed Income Strategy	Fixed Income Strategy
Sharon Hill	Senior Vice President/	Senior Vice President/	Ms. Hill has served in various
	Head of Equity	Head of Equity	capacities within Delaware
	Quantitative Research and	Quantitative Research and	Investments
	Analytics	Analytics
James L. Hinkley	Senior Vice President/	Senior Vice President/	Mr. Hinkley has served in
	Head of Product	Head of Product	various capacities within
	Management	Management	Delaware Investments
Kashif Ishaq	Senior Vice	Senior Vice	Mr. Ishaq has served in various
	President/Head of	President/Head of	capacities within Delaware
	Investment Grade	Investment Grade	Investments
	Corporate Bond Trading	Corporate Bond Trading
Paul Matlack	Senior Vice President/	Senior Vice President/	Mr. Matlack has served in
	Senior Portfolio Manager/ Fixed Income Strategist	Senior Portfolio Manager/ Fixed Income Strategist	various capacities within Delaware Investments

6

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Christopher	Senior Vice	Senior Vice	Mr. McCarthy has served in
McCarthy	President/Financial	President/Financial	various capacities within
	Institutions Sales	Institutions Sales	Delaware Investments
John P. McCarthy	Senior Vice President/Co-	Vice President/Senior	Mr. McCarthy has served in
	Head of Credit	Research Analyst	various capacities within
	Research/Senior Research		Delaware Investments
Analyst
Brian McDonnell	Senior Vice	Senior Vice	Mr. McDonnell has served in
	President/Senior Portfolio	President/Senior Portfolio	various capacities within
	Manager/Senior	Manager/Senior	Delaware Investments
	Structured Products	Structured Products
	Analyst/Trader	Analyst/Trader
Timothy D.	Senior Vice	Senior Vice	Mr. McGarrity has served in
McGarrity	President/Financial	President/Financial	various capacities within
	Services Officer	Services Officer	Delaware Investments
Francis X. Morris	Senior Vice	Senior Vice	Mr. Morris has served in
	President/Chief	President/Chief	various capacities within
	Investment Officer - Core	Investment Officer - Core	Delaware Investments
	Equity	Equity
Brian L. Murray, Jr.	Senior Vice President/	Senior Vice President/	Mr. Murray has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within
Delaware Investments
Susan L. Natalini	Senior Vice	Senior Vice	Ms. Natalini has served in
	President/Head of Equity	President/Head of Equity	various capacities within
	and Fixed Income	and Fixed Income	Delaware Investments
	Business Operations	Business Operations
D. Tysen Nutt	Senior Vice President/	Senior Vice President/	Mr. Nutt has served in various
	Senior Portfolio	Senior Portfolio	capacities within Delaware
	Manager/Team Leader	Manager/Team Leader	Investments
Philip O. Obazee	Senior Vice	Senior Vice	Mr. Obazee has served in
	President/Structured	President/Structured	various capacities within
	Products and Derivatives	Products and Derivatives	Delaware Investments
Terrance M. O’Brien	Senior Vice	Senior Vice	Mr. O’Brien has served in
	President/Head of Fixed	President/Head of Fixed	various capacities with
	Income Quantitative	Income Quantitative	Delaware Investments
	Analysis Department	Analysis Department
Marlene Petter	Senior Vice	Senior Vice	Ms. Petter has served in various
	President/Marketing	President/Marketing	capacities within Delaware
	Communications	Communications	Investments
Richard Salus	Senior Vice President/	Senior Vice	Mr. Salus has served in various
	Controller/Treasurer	President/Chief Financial	capacities within Delaware
		Officer	Investments

Senior Vice President/Chief
Financial Officer – Optimum
Fund Trust
Christopher M. Testa	Senior Vice President/	Senior Vice President/	Mr. Testa has served in various
	Senior Portfolio Manager	Senior Portfolio Manager	capacities within Delaware
	since January 2014	since January 2014	Investments
Babak Zenouzi	Senior Vice President/	Senior Vice President/	Mr. Zenouzi has served in
	Chief Investment	Chief Investment Officer-	various capacities within
	Officer—Real Estate	Real Estate Securities and	Delaware Investments
	Securities and Income Solutions	Income Solutions

7

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Gary T. Abrams	Vice President/Senior	Vice President/Senior	Mr. Abrams has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Christopher S.	Vice President/Senior	Vice President/Senior	Mr. Adams has served in
Adams	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Damon J. Andres	Vice President/Senior	Vice President/Senior	Mr. Andres has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Wayne A. Anglace	Vice President/Senior	Vice President/Senior	Mr. Anglace has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Margaret MacCarthy	Vice President/Investment	Vice President/Investment	Ms. Bacon has served in various
Bacon	Specialist	Specialist	capacities within Delaware
Investments
Patricia L. Bakely	Vice President/Assistant	Vice President/Assistant	Ms. Bakely has served in
	Controller	Controller	various capacities within
Delaware Investments
Kristen E.	Vice President/Senior	Vice President/Senior	Ms. Bartholdson has served in
Bartholdson-Peter	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Todd Bassion	Vice President/Portfolio	Vice President/Portfolio	Mr. Bassion has served in
	Manager	Manager	various capacities within
Delaware Investments
Jo Anne Bennick	Vice President/15(c)	Vice President/15(c)	Ms. Bennick has served in
	Reporting	Reporting	various capacities within
Delaware Investments
Richard E. Biester	Vice President/Senior	Vice President/Senior	Mr. Biester has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Sylvie S. Blender	Vice President/Financial	Vice President/Financial	Ms. Blender has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Kevin Bock	Vice President/Municipal	Vice President/Municipal	Mr. Bock has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Zoe Bradley	Vice President/ Municipal	Vice President/Municipal	Ms. Bradley has served in
	Bond Portfolio Analyst	Bond Portfolio Analyst	various capacities within
Delaware Investments
Vincent A.	Vice President/Senior	Vice President/Senior	Mr. Brancaccio has served in
Brancaccio	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Adam H. Brown	Vice President/Portfolio	Vice President/Portfolio	Mr. Brown has served in
	Manager	Manager	various capacities within
Delaware Investments
Carolyn Brown-	Vice President/Investment	Vice President/Investment	Ms. Brown-Jordan has served in
Jordan	Accounting	Accounting	various capacities within
Delaware Investments
McAfee S. Burke	Vice President/Senior	Vice President/Senior	Mr. Burke has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Mathew J. Calabro	Vice President/Deputy	Vice President/Deputy	Mr. Calabro has served in
	Chief Compliance Officer	Chief Compliance Officer	various capacities within Delaware Investments Vice President/Chief Compliance Officer - Optimum Fund Trust

8

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Mary Ellen M.	Vice President/Client	Vice President/Client	Ms. Carrozza has served in
Carrozza	Services	Services	various capacities within
Delaware Investments
Steven G. Catricks	Vice President/Portfolio	Vice President/Portfolio	Mr. Catricks has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Wen-Dar Chen	Vice President/Portfolio	Vice President/Portfolio	Mr. Chen has served in various
	Manager—International	Manager - International	capacities within Delaware
	Debt	Debt	Investments
Anthony G.	Vice President/Associate	Vice President/Associate	Mr. Ciavarelli has served in
Ciavarelli	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Sean Conner	Vice President/Director of	Vice President/Director of	Mr. Connor has served in
	Fixed Income Product	Fixed Income Product	various capacities within
	Management	Management	Delaware Investments
Michael Costanzo	Vice President/	Vice President/	Mr. Costanzo has served in
	Performance Analyst	Performance Analyst	various capacities within
	Manager	Manager	Delaware Investments
Kishor K. Daga	Vice President/	Vice President/	Mr. Daga has served in various
	Institutional Account	Institutional Account	capacities within Delaware
	Services	Services	Investments
Cori E. Daggett	Vice President/Associate	Vice President/Associate	Ms. Daggett has served in
	General Counsel/	General Counsel/Assistant	various capacities within
	Assistant Secretary	Secretary	Delaware Investments
Ion Dan	Vice President/Senior	Vice President/Senior	Mr. Dan has served in various
	Structured Products	Structured Products	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Guido DeAscanis III	Vice President/Senior	Vice President/Senior	Mr. DeAscanis has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Kevin C. Donegan	Vice President/Head of	Vice President/Head of	Mr. Donegan has served in
	Business Manager	Business Manager	various capacities within
Delaware Investments and/or its
affiliates since 1994
Camillo D’Orazio	Vice President/Ex-US	Vice President/Ex-US	Mr. D’Orazio has served in
	Client Service Officer	Client Service Officer	various capacities within
Delaware Investments
Michael E. Dresnin	Vice President/Associate	Vice President/Associate	Mr. Dresnin has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Joel A. Ettinger	Vice President/Taxation	Vice President – Taxation	Mr. Ettinger has served in
various capacities within
Delaware Investments
Richard J. Filip	Vice President/Portfolio	Vice President/Portfolio	Mr. Filip has served in various
	Analyst/Trader-	Analyst/ Trader-	capacities within Delaware
	Convertible and Municipal	Convertible and Municipal	Investments
	Strategies	Strategies
Michelle Finder	Vice President/Senior	Vice President/Senior	Ms. Finder has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within Delaware Investments

9

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Joseph Fiorilla	Vice President – Trading	Vice President – Trading	Mr. Fiorilla has served in
	Operations	Operations	various capacities within
Delaware Investments
Charles E. Fish	Vice President/Senior	Vice President/Senior	Mr. Fish has served in various
	Equity Trader	Equity Trader	capacities within Delaware
Investments
Clifford M. Fisher	Vice President/Municipal	Vice President/Municipal	Mr. Fisher has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Patrick Foley	Vice President/Director of	Vice President/Director of	Mr. Foley has served in various
	Equity Product	Equity Product	capacities within Delaware
	Management	Management	Investments
Denise A. Franchetti	Vice President/Portfolio	Vice President/Portfolio	Ms. Franchetti has served in
	Manager/Senior Research	Manager/Senior Research	various capacities within
	Analyst	Analyst	Delaware Investments
Lawrence G. Franko	Vice President/Senior	Vice President/Senior	Mr. Franko has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Eric Frei	Vice President/	Vice President/	Mr. Frei has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Analyst/Trader	Analyst/Trader	Investments
Michael Friedman	Vice President/Senior	Vice President/Senior	Mr. Friedman has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Mark Frymiare	Vice President/Marketing	Vice President/Marketing	Mr. Frymiare has served in
	Support Services	Support Services	various capacities within
Delaware Investments
Daniel V. Geatens	Vice President/Director of	Vice President/Treasurer	Mr. Geatens has served in
	Financial Administration		various capacities within
Delaware Investments

Vice President/Treasurer –
Optimum Fund Trust
Christopher	Vice President/Senior	Vice President/Senior	Mr. Gowlland has served in
Gowlland	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
David J. Hamilton	Vice President/Credit	Vice President/Credit	Mr. Hamilton has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Brian Hannon	Vice President/High Yield	Vice President/High Yield	Mr. Hannon has served in
	Trader since April 2013	Trader since April 2013	various capacities within
Delaware Investments
Scott Hastings	Vice President/Senior	Vice President/Senior	Mr. Hastings has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Duane Hewlett	Vice President/Structured	Vice President/Structured	Mr. Hewlett has served in
	Product Analyst/Trader	Product Analyst/Trader	various capacities within
Delaware Investments
J. David Hillmeyer	Vice President/Senior	Vice President/Senior	Mr. Hillmeyer has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jerel A. Hopkins	Vice President/Associate	Vice President/Associate	Mr. Hopkins has served in
	General Counsel/Assistant Secretary	General Counsel/Assistant Secretary	various capacities within Delaware Investments

10

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Chungwei Hsia	Vice President/Emerging	Vice President/Emerging	Mr. Hsia has served in various
	and Developed Markets	and Developed Markets	capacities within Delaware
	Analyst	Analyst	Investments
Cynthia Isom	Vice President/ Portfolio	Vice President/Portfolio	Ms. Isom has served in various
	Manager	Manager	capacities within Delaware
Investments
Stephen M.	Vice President/Portfolio	Vice President/Portfolio	Mr. Juszczyszyn has served in
Juszczyszyn	Manager/Senior	Manager/Senior	various capacities within
	Structured Products	Structured Products	Delaware Investments
	Analyst/Trader	Analyst/Trader
William F. Keelan	Vice President/Senior	Vice President/Senior	Mr. Keelan has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Nancy Keenan	Vice President/Domestic	Vice President/Domestic	Ms. Keenan has served in
	Equity, Senior Product	Equity, Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Colleen Kneib	Vice President/Municipal	Vice President/Municipal	Ms. Kneib has served in various
	Credit Analyst	Credit Analyst	capacities within Delaware
Investments
Daniel Ko	Vice President/Senior	Vice President/Senior	Mr. Ko has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Anu B. Kothari	Vice President/Senior	Vice President/Senior	Ms. Kothari has served in
	Equity Analyst	Equity Analyst	various capacities within
Delaware Investments
Nikhil G. Lalvani	Vice President/Senior	Vice President/Senior	Mr. Lalvani has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Jamie LaScala	Vice President/Global	Vice President/Global	Ms. LaScala has served in
	Equities/Senior Product	Equities/Senior Product	various capacities within
	Manager	Manager	Delaware Investments
Kevin Lam	Vice President/Portfolio	Vice President/Portfolio	Mr. Lam has served in various
	Manager-Fixed Income	Manager - Fixed Income	capacities within Delaware
	Separately Managed	Separately Managed	Investments
	Accounts	Accounts
Steven A. Landis	Vice President/Senior	Vice President/Senior	Mr. Landis has served in
	Portfolio Manager -	Portfolio Manager –	various capacities within
	Emerging Markets Debt	Emerging Markets Debt	Delaware Investments
Anthony A.	Vice President/Senior	Vice President/Senior	Mr. Lombardi has served in
Lombardi	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kent Madden	Vice President/Portfolio	Vice President/Portfolio	Mr. Madden has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Andrew McEvoy	Vice President/Trade	Vice President/Trade	Mr. McEvoy has served in
	Settlements	Settlements	various capacities within
Delaware Investments
Kelley McKee	Vice President/Portfolio	Vice President/Portfolio	Ms. McKee has served in
	Manager/Equity Analyst	Manager/Equity Analyst	various capacities within
Delaware Investments
Carleen Michalski	Vice President/Product	Vice President/Product	Ms. Michalski has served in
	Manager	Manager	various capacities within
Delaware Investments

11

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Saj Moradi	Vice President/Senior	Vice President/Senior	Mr. Moradi has served in
	Credit Research Analyst	Credit Research Analyst	various capacities within
Delaware Investments
Michael S. Morris	Vice President/Senior	Vice President/Senior	Mr. Morris has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Constantine	Vice President/Product	Vice President/Product	Mr. Mylonas has served in
(“Charlie”) Mylonas	Manager (Since June	Manager	various capacities within
	2010)		Delaware Investments
Donald G. Padilla	Vice President/Senior	Vice President/Senior	Mr. Padilla has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Alexendra R. Parson	Vice President/Financial	Vice President/Financial	Ms. Parson has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Will Rainbow	Vice	Vice	Mr. Rainbow has served in
	President/Engagement	President/Engagement	various capacities within
	Strategy & Analytics	Strategy & Analytics	Delaware Investments
Mansur Z. Rasul	Vice President/Head of	Vice President/Head of	Mr. Rasul has served in various
	Emerging Markets Credit	Emerging Markets Credit	capacities within Delaware
	Trading	Trading	Investments
Carl Rice	Vice President/Senior	Vice President/Senior	Mr. Rice has served in various
	Investment Specialist	Investment Specialist	capacities within Delaware
Investments
Joseph T. Rogina	Vice President/Senior	Vice President/Senior	Mr. Rogina has served in
	Equity Trader	Equity Trader	various capacities within
Delaware Investments
Kevin C. Schildt	Vice President/Senior	Vice President/Senior	Mr. Schildt has served in
	Research Analyst	Research Analyst	various capacities within
Delaware Investments
Scott B. Schroeder	Vice President/Investment	Vice President/Investment	Mr. Schroeder has served in
	Grade Corporate Bond	Grade Corporate Bond	various capacities within
	Trader	Trader	Delaware Investments
Brian Scotto	Vice President/	Vice President/	Mr. Scotto has served in various
	Government and Agency	Government and Agency	capacities within Delaware
	Trader	Trader	Investments
Richard D. Seidel	Vice President/Assistant	Vice President/Assistant	Mr. Seidel has served in various
	Controller/Assistant	Controller/Assistant	capacities within Delaware
	Treasurer	Treasurer	Investments
Catherine A. Seklecki	Vice President/Financial	Vice President/Financial	Ms. Seklecki has served in
	Institutions Client	Institutions Client	various capacities within
	Services	Services	Delaware Investments
Sean M. Simmons	Vice President/	Vice President/	Mr. Simmons has served in
	International Bond Trader	International Bond Trader	various capacities within
Delaware Investments
Barry Slawter	Vice President/Retail	Vice President/Retail	Mr. Slawter has served in
	Marketing & Content	Marketing & Content	various capacities within
	Strategy	Strategy	Delaware Investments
Frank Strenger	Vice President/High Yield	Vice President/High Yield	Mr. Strenger has served in
	Trader	Trader	various capacities within
Delaware Investments
Molly Thompson	Vice President/Senior	Vice President/Senior	Ms. Thompson has served in
	Product Manager,	Product Manager,	various capacities within
	Specialty Products and Solutions	Specialty Products and Solutions	Delaware Investments

12

Name and Principal	Positions and Offices	Positions and Offices	Other Positions and Offices
Business Address	with Manager	with Registrant	Held
Nitin P. Tuteja	Vice President/	Vice President/	Mr. Tuteja has served in various
	Quantitative Analyst	Quantitative Analyst	capacities within Delaware
Investments
John C. Van Roden	Vice President/Municipal	Vice President/Municipal	Mr. Roden has served in various
III	Bond Trader/Head of	Bond Trader/Head of	capacities within Delaware
	Municipal Bond Trading	Municipal Bond Trading	Investments
Robert A. Vogel, Jr.	Vice President/Senior	Vice President/Senior	Mr. Vogel has served in various
	Portfolio Manager	Portfolio Manager	capacities within Delaware
Investments
Nael H. Wahaidi	Vice President/	Vice President/	Mr. Wahaidi has served in
	Quantitative Analyst	Quantitative Analyst	various capacities within
Delaware Investments
Jeffrey S. Wang	Vice President/Senior	Vice President/Senior	Mr. Wang has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments
Michael G. Wildstein	Vice President/Senior	Vice President/Senior	Mr. Wildstein has served in
	Portfolio Manager	Portfolio Manager	various capacities within
Delaware Investments
Kathryn R. Williams	Vice President/Associate	Vice President/Associate	Ms. Williams has served in
	General Counsel/Assistant	General Counsel/Assistant	various capacities within
	Secretary	Secretary	Delaware Investments
Wei Xiao	Vice President/Senior	Vice President/Senior	Mr. Xiao has served in various
	Equity Analyst	Equity Analyst	capacities within Delaware
Investments

Jackson Square Partners, LLC (Jackson Square) serves as a sub-adviser to The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio. The description of Jackson Square under the caption ―Management of the Trust‖ in The Large-Cap Growth Equity Portfolio, The Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio Prospectus included in Part A of this Registration Statement is incorporated into this Part C by reference. Information on the member and officers of Jackson Square set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-79255) is incorporated into this filing by reference.

Mondrian Investment Partners Limited (Mondrian) serves as sub-advisor to The Emerging Markets Portfolio, The International Equity Portfolio and The Labor Select International Equity Portfolio. The description of Mondrian under the caption “Management of the Trust” in The Emerging Markets Portfolio, The International Equity Portfolio and The Labor Select International Equity Portfolio Prospectus included in Part A of this Registration Statement is incorporated into this Part C by reference. Information on the directors and officers of Mondrian set forth in its Form ADV filed with the U.S. Securities and Exchange Commission (File No. 801-37702) is incorporated into this filing by reference.

Item 32.	Principal Underwriters.

(a)	Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds and the Optimum Fund Trust.

(b)

Information with respect to each officer and partner of the principal underwriter and the Registrant is provided below. Unless otherwise noted, the principal business address of each officer and partner of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

13

Name and Principal	Positions and Offices with	Positions and Offices with
Business Address	Underwriter	Registrant
Delaware Distributors, Inc.	General Partner	None
Delaware Capital	Limited Partner	None
Management
Delaware Investment Advisers	Limited Partner	None
J. Scott Coleman	President	None
David P. O’Connor	Executive Vice President/ General	Executive Vice President/Strategic
	Counsel	Investment Relationships and
Initiatives/General Counsel
Philip Russo	Executive Vice President	None
Stephen J. Busch	Senior Vice President	Senior Vice President
David F. Connor	Senior Vice President/Secretary	Senior Vice President/Deputy
General Counsel/Secretary
Brian L. Murray, Jr.	Senior Vice President/Chief	Senior Vice President/Chief
	Compliance Officer	Compliance Officer
Marlene D. Petter	Senior Vice President	Senior Vice President
Kurt Phares	Senior Vice President	None
Aiden J. Redmond, Jr.	Senior Vice President	None
Richard Salus	Senior Vice	Senior Vice President/Chief
	President/Controller/Treasurer/	Financial Officer
Financial Operations Principal
Brett D. Wright	Senior Vice President	None
Mathew J. Calabro	Vice President/Deputy Chief	Vice President/Deputy Chief
	Compliance Officer	Compliance Officer
Mary Ellen M. Carrozza	Vice President	Vice President/Client Services
Anthony G. Ciavarelli	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Cori E. Daggett	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Michael Dresnin	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Jamie Fox	Vice President	Vice President
Daniel V. Geatens	Vice President	Vice President
John L. Greico	Vice President	None
Robert T. Haenn	Vice President	None
Jerel A. Hopkins	Vice President/Associate General	Vice President/Associate General
	Counsel/Assistant Secretary	Counsel/Assistant Secretary
Rachel Jacobs	Vice President	None
Konstantine C. Mylonas	Vice President	None
Richard D. Seidel	Vice President/Assistant	None
Controller/Assistant Treasurer
Stephen R. Shamut	Vice President	None
Kathryn R. Williams	Vice President/Assistant Secretary	Vice President/Associate General
Counsel/Assistant Secretary
Antoinette C. Robbins	Anti-Money Laundering Officer	Anti-Money Laundering Officer

14

(c)	Not applicable.

Item 33.	Location of Accounts and Records. All accounts and records required to be maintained by Section 31 (a) of the Investment Company Act of 1940 and the rules under that section are maintained by the following entities: Delaware Management Company, Delaware Service Company, Inc. and Delaware Distributors, L.P. (2005 Market Street, Philadelphia, PA 19103-7094); BNY Mellon Investment Servicing (US) Inc. (4400 Computer Drive, Westborough, MA 01581-1722); and The Bank of New York Mellon (One Wall Street, New York, NY 10286-0001).

Item 34.	Management Services. None.

Item 35.	Undertakings. Not applicable.

15

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and Commonwealth of Pennsylvania on this 27th day of February, 2015.

DELAWARE POOLED TRUST

By:	/s/ Patrick P. Coyne
Patrick P. Coyne Chairman/President/Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature		Title	Date
/s/ Patrick P. Coyne		Chairman/President/Chief Executive Officer	February 27, 2015
Patrick P. Coyne		(Principal Executive Officer) and Trustee

Thomas L. Bennett	*	Trustee	February 27, 2015
Thomas L. Bennett

Joseph W. Chow	*	Trustee	February 27, 2015
Joseph W. Chow

John A. Fry	*	Trustee	February 27, 2015
John A. Fry

Lucinda S. Landreth	*	Trustee	February 27, 2015
Lucinda S. Landreth

Frances A. Sevilla-Sacasa	*	Trustee	February 27, 2015
Frances A. Sevilla-Sacasa

Thomas K. Whitford	*	Trustee	February 27, 2015
Thomas K. Whitford

Janet L. Yeomans	*	Trustee	February 27, 2015
Janet L. Yeomans

J. Richard Zecher	*	Trustee	February 27, 2015
J. Richard Zecher

Richard Salus	*	Senior Vice President/Chief Financial Officer	February 27, 2015
Richard Salus		(Principal Financial Officer)

*By:	/s/ Patrick P. Coyne
Patrick P. Coyne as Attorney-in-Fact for each of the persons indicated (Pursuant to Powers of Attorney previously filed)

16

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

EXHIBITS
TO
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

INDEX TO EXHIBITS
(Delaware Pooled® Trust N-1A)

Exhibit No.	Exhibit
EX-99.d.1.i	Executed Amendment No. 9 (October 29, 2014) to Exhibit A of the Investment Management Agreement

EX-99.d.3	Executed Sub-Advisory Agreement (June 13, 2014) between Jackson Square Partners, LLC and Delaware Management Company (a series of Delaware Management Business Trust) relating to The Large-Cap Equity Growth Portfolio, the Focus Smid-Cap Growth Equity Portfolio and The Select 20 Portfolio

EX-99.d.4	Executed Investment Advisory Expense Limitation Letter (February 2015) between Delaware Management Company (a series of Delaware Management Business Trust) and the Registrant

EX-99.e.1.ii	Executed Amendment No. 8 (October 29, 2014) to Schedule I to the Amended and Restated Distribution Agreement

EX-99.g.1.i	Executed Amendment (January 1, 2014) to Mutual Fund Custody and Services Agreement

EX-99.h.1.i	Executed Letter Amendment (August 23, 2002) to the Shareholder Services Agreement

EX-99.h.1.ii	Executed Amendment No. 5 (October 29, 2014) to Schedule A to the Shareholder Services Agreement

EX-99.h.1.iv	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Shareholder Services Agreement

EX-99.h.3.i	Executed Assignment and Assumption Agreement (November 1, 2014) between Delaware Service Company, Inc. and Delaware Investments Fund Services Company relating to the Oversight Agreement

EX-99.j	Consent of Independent Registered Public Accounting Firm (February 2015)

EX-99.n.1	Amended and Restated Plan under Rule 18f-3 (September 25, 2014)